      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2009

                                                              FILE NO. 333-93319

                                                                       811-07329

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 25                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 134                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2009. However, it will also be distributed to owners who purchase their policy before May 1, 2009.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2009. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE


FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VLI
P.O. BOX 2999
HARTFORD, CT 06104-2999


TELEPHONE: (800) 231-5453


PROSPECTUS DATED MAY 1, 2009


                                                             [THE HARTFORD LOGO]

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This prospectus describes information about Series I of Stag Accumulator Variable Universal Life insurance policy (policy). Policy owners should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.



Stag Accumulator Variable Universal Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:


X Flexible premium, generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.

You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford Series Fund II, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


New policies are no longer offered for sale. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is au-thorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2

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TABLE OF CONTENTS


                                                                           PAGE
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SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
ABOUT US                                                                      14
  The Company                                                                 14
  The Separate Account                                                        14
  The Underlying Funds                                                        14
  The Fixed Account                                                           22
CHARGES AND DEDUCTIONS                                                        22
YOUR POLICY                                                                   24
PREMIUMS                                                                      32
DEATH BENEFITS AND POLICY VALUES                                              35
MAKING WITHDRAWALS FROM YOUR POLICY                                           36
LOANS                                                                         36
LAPSE AND REINSTATEMENT                                                       37
FEDERAL TAX CONSIDERATIONS                                                    38
LEGAL MATTERS                                                                 44
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        44
FINANCIAL INFORMATION                                                         44
GLOSSARY OF SPECIAL TERMS                                                     45
WHERE YOU CAN FIND MORE INFORMATION                                           46
STATEMENT OF ADDITIONAL INFORMATION

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY


POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.


FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values. You select one of three death benefit options:

-   LEVEL OPTION: The death benefit equals the current Face Amount.

- RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy.

- RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, including the Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.


RIDERS -- You may add additional benefits to your Policy by selecting from a variety of Riders. Additional charges may apply for some Riders and may be subject to underwriting approval.


RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.

4

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TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.


LOANS -- Using your policy as collateral to obtain a loan from Us may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds. The No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.


ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Federal Tax Considerations."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

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FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Front-end Sales Load  When you pay premium.                     Maximum Charge: 5.75% of each premium payment in all policy years.
                                                                In Oregon, the maximum is 7.75%.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  When you surrender your policy during     Minimum Charge
                      the first nine policy years.              $3.00 per $1,000 of the initial Face Amount for a 10-year-old female
                      When you make certain Face Amount         in the first year.
                      decreases during the first nine policy    Maximum Charge
                      years.                                    $45.00 per $1,000 of the initial Face Amount for an 65-year-old male
                      When you take certain withdrawals during  nicotine in the first year.
                      the first nine policy years.              Charge for representative insured
                                                                $16.00 per $1,000 of the initial Face Amount for a 43-year-old male preferred non-nicotine in the first year.
Face Amount Increase  Each Month for 12 months beginning on     Maximum Charge: The monthly fee is $0.05 per $1,000 of Face Amount
Fee                   the effective date of any unscheduled     Increase.
                      increase in Face Amount you request.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

*   Not currently being assessed.

6

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
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Cost of Insurance     Monthly.                                             Minimum Charge
Charges (1)                                                                $0.056667 per $1,000 of the net amount at risk for
                                                                           a 10-year-old female in the first policy year.
                                                                           Maximum Charge
                                                                           $13.24833 per $1,000 of the net amount at risk for
                                                                           an 85-year-old male in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.0315 per $1,000 of the net amount at risk for a
                                                                           43-year-old male in the first policy year.
Mortality and         Monthly.                                             Minimum Charge
Expense Risk Charge                                                        (a) 0.75% per year of the Sub-Account accumulated
(which is the sum of                                                       value in the first policy year (deducted on a
both (a) and (b)).                                                         monthly basis at a rate of 1/12 of 0.75%) plus;
(1)                                                                        (b) $2.00 per 1,000 of initial Face Amount
                                                                           (deducted on a monthly basis at a rate of $0.1667
                                                                           per month) during the first policy year for a
                                                                           1-year old.
                                                                           Maximum Charge
                                                                           (a) 0.75% per year of the Sub-Account accumulated
                                                                           value in the first policy year (deducted on a
                                                                           monthly basis at a rate of 1/12 of 0.75%) plus;
                                                                           (b) $24.00 per $1,000 of initial Face Amount
                                                                           (deducted on a monthly basis at a rate of $2.00 per
                                                                           month) during the first policy year for a 75-year
                                                                           old male smoker.
                                                                           Charge for a representative insured
                                                                           (a) 0.75% per year of the Sub-Account accumulated
                                                                           value in the first policy year (deducted on a
                                                                           monthly basis at a rate of 1/12 of 0.75%) plus;
                                                                           (b) $3.35 per $1,000 of initial Face Amount
                                                                           (deducted on a monthly basis at a rate of $0.2792
                                                                           per month) during the first policy year for a
                                                                           43-year-old male preferred non-nicotine.
Administrative        Monthly.                                             Maximum Charge: $10
Charge
Loan Interest Rate    Monthly if you have taken a loan on your policy.     Maximum Charge: 5.5% annually
(2)


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) During policy years 1 - 10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.5% for Preferred Indebtedness and 3.75% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

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RIDER CHARGES                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
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Enhanced No Lapse     Monthly.                                             Minimum Charge
Guarantee Rider (1)                                                        $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                           Maximum Charge
                                                                           $0.06 per $1,000 of Face Amount for an 80-year-old.
                                                                           Charge for a representative insured
                                                                           $0.01 per $1,000 of Face Amount for a 43-year-old.
Waiver of Specified   Monthly.                                             Monthly. Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefits Rider (1)                                                         male in the first policy year.
                                                                           Maximum Charge
                                                                           $0.199 per $1 of specified amount for a 59-year-old
                                                                           female in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.046 per $1 of specified amount for a 43-year-old
                                                                           male in the first policy year.
Term Insurance Rider  Monthly.                                             Minimum Charge
(1)                                                                        $0.05667 per $1,000 of the net amount at risk for a
                                                                           10-year-old female in the first policy year.
                                                                           Maximum Charge
                                                                           $13.24833 per $1,000 of the net amount at risk for
                                                                           an 85-year-old male smoker in the first policy
                                                                           year.
                                                                           Charge for a representative insured
                                                                           $0.035875 per $1,000 of the net amount at risk for
                                                                           a 43-year-old male in the first policy year.
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (1)                                                          $0.083 per $1,000 of the net amount at risk for a
                                                                           10-year-old in the first policy year.
                                                                           Maximum Charge
                                                                           $0.183 per $1,000 of the net amount at risk for a
                                                                           60-year-old in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.108 per $1,000 of the net amount at risk for a
                                                                           43-year-old in the first policy year.
Deduction Amount      Monthly.                                             Minimum Charge
Waiver (1)                                                                 6.9% of the monthly deduction amount for a
                                                                           20-year-old male in the first policy year.
                                                                           Maximum Charge
                                                                           34.5% of the monthly deduction amount for a
                                                                           56-year-old female in the first policy year.
                                                                           Charge for a representative insured
                                                                           9.2% of the monthly deduction amount for a
                                                                           43-year-old male in the first policy year.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

8

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                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2008.



                                                                   MINIMUM            MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES
 [expenses that are deducted from underlying Fund assets,
 including management fees, distribution,
 and/or service (12b-1) fees and other expenses.]                     0.32%              2.12%


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2008. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE             FEES*          EXPENSES         EXPENSES
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AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --
  Series I                                   0.610%              N/A           0.300%           0.010%
 AIM V.I. Capital Development Fund --
  Series I                                   0.750%              N/A           0.360%           0.010%
 AIM V.I. Core Equity Fund --Series I        0.610%              N/A           0.290%           0.010%
 AIM V.I. International Growth Fund --
  Series I                                   0.710%              N/A           0.350%           0.020%
 AIM V.I. Mid Cap Core Equity Fund --
  Series I                                   0.720%              N/A           0.320%           0.030%
 AIM V.I. PowerShares ETF Allocation
  Fund -- Series I                           0.670%              N/A           0.890%           0.560%
 AIM V.I. Small Cap Equity Fund --
  Series I                                   0.750%              N/A           0.340%           0.010%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio - - Class B               0.750%           0.250%           0.230%              N/A
 AllianceBernstein VPS International
  Value Portfolio --Class B                  0.740%           0.250%           0.070%              N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                  0.750%           0.250%           0.110%              N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                 0.310%           0.250%           0.010%              N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                      0.420%           0.250%           0.010%              N/A
 American Funds Bond Fund --Class 2          0.390%           0.250%           0.010%              N/A

                                                             CONTRACTUAL             NET TOTAL
                                         TOTAL ANNUAL     FEE WAIVER AND/OR            ANNUAL
                                           OPERATING           EXPENSE               OPERATING
UNDERLYING FUND:                           EXPENSES         REIMBURSEMENT             EXPENSES
--------------------------------------  --------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --
  Series I                                   0.920%                N/A             0.920%  (1)(2)(4)
 AIM V.I. Capital Development Fund --
  Series I                                   1.120%             0.010%             1.110%  (1)(2)(3)(4)(5)
 AIM V.I. Core Equity Fund --Series I        0.910%             0.010%             0.900%  (1)(2)(4)(5)
 AIM V.I. International Growth Fund --
  Series I                                   1.080%             0.010%             1.070%  (1)(2)(4)(5)
 AIM V.I. Mid Cap Core Equity Fund --
  Series I                                   1.070%             0.030%             1.040%  (1)(2)(4)(5)
 AIM V.I. PowerShares ETF Allocation
  Fund -- Series I                           2.120%             1.380%             0.740%  (1)(2)(5)(6)
 AIM V.I. Small Cap Equity Fund --
  Series I                                   1.100%                N/A             1.100%  (1)(2)(7)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio - - Class B               1.230%                N/A             1.230%
 AllianceBernstein VPS International
  Value Portfolio --Class B                  1.060%                N/A             1.060%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                  1.110%                N/A             1.110%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                 0.570%                N/A             0.570%  (8)
 American Funds Blue Chip Income and
  Growth Fund --Class 2                      0.680%                N/A             0.680%  (8)
 American Funds Bond Fund --Class 2          0.650%                N/A             0.650%  (8)

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                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE             FEES*          EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
 American Funds Global Growth Fund --
  Class 2                                    0.530%           0.250%           0.020%              N/A
 American Funds Global Small
  Capitalization Fund -- Class 2             0.710%           0.250%           0.030%              N/A
 American Funds Growth Fund --Class 2        0.320%           0.250%           0.010%              N/A
 American Funds Growth-Income Fund --
  Class 2                                    0.270%           0.250%           0.010%              N/A
 American Funds International Fund --
  Class 2                                    0.490%           0.250%           0.030%              N/A
 American Funds New World Fund --
  Class 2                                    0.760%           0.250%           0.050%              N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Asset Manager Portfolio
  -- Initial Class                           0.510%              N/A           0.120%              N/A
 Fidelity VIP Contrafund(R) Portfolio
  -- Service Class 2                         0.560%           0.250%           0.100%              N/A
 Fidelity VIP Equity-Income Portfolio
  -- Initial Class                           0.460%              N/A           0.110%              N/A
 Fidelity VIP Equity-Income Portfolio
  -- Service Class 2                         0.460%           0.250%           0.110%              N/A
 Fidelity VIP Freedom 2010 Portfolio
  -- Service Class 2                            N/A           0.250%              N/A           0.560%
 Fidelity VIP Freedom 2020 Portfolio
  -- Service Class 2                            N/A           0.250%              N/A           0.630%
 Fidelity VIP Freedom 2030 Portfolio
  -- Service Class 2                            N/A           0.250%              N/A           0.670%
 Fidelity VIP Mid Cap Portfolio --
  Service Class 2                            0.560%           0.250%           0.120%              N/A
 Fidelity VIP Overseas Portfolio --
  Initial Class                              0.710%              N/A           0.160%              N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                    0.450%           0.250%           0.020%              N/A
 Franklin Small Cap Value Securities
  Fund -- Class 2                            0.520%           0.250%           0.160%           0.010%
 Franklin Strategic Income Securities
  Fund -- Class 1                            0.370%              N/A           0.250%           0.010%
 Mutual Global Discovery Securities
  Fund -- Class 2                            0.800%           0.250%           0.180%              N/A
 Mutual Shares Securities Fund --
  Class 2                                    0.600%           0.250%           0.130%              N/A
 Templeton Global Bond Securities Fund
  -- Class 2                                 0.470%           0.250%           0.110%              N/A
 Templeton Growth Securities Fund --
  Class 2                                    0.740%           0.250%           0.040%              N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                           0.610%              N/A           0.030%              N/A
 Hartford LargeCap Growth HLS Fund --
  Class IA**                                 0.650%              N/A           0.010%              N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                       0.450%              N/A           0.010%              N/A
 Hartford Value Opportunities HLS Fund
  -- Class IA                                0.620%              N/A           0.020%              N/A

                                                             CONTRACTUAL             NET TOTAL
                                         TOTAL ANNUAL     FEE WAIVER AND/OR            ANNUAL
                                           OPERATING           EXPENSE               OPERATING
UNDERLYING FUND:                           EXPENSES         REIMBURSEMENT             EXPENSES
--------------------------------------  --------------------------------------------------------------
 American Funds Global Growth Fund --
  Class 2                                    0.800%                N/A             0.800%  (8)
 American Funds Global Small
  Capitalization Fund -- Class 2             0.990%                N/A             0.990%  (8)
 American Funds Growth Fund --Class 2        0.580%                N/A             0.580%  (8)
 American Funds Growth-Income Fund --
  Class 2                                    0.530%                N/A             0.530%  (8)
 American Funds International Fund --
  Class 2                                    0.770%                N/A             0.770%  (8)
 American Funds New World Fund --
  Class 2                                    1.060%                N/A             1.060%  (8)
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Asset Manager Portfolio
  -- Initial Class                           0.630%                N/A             0.630%
 Fidelity VIP Contrafund(R) Portfolio
  -- Service Class 2                         0.910%                N/A             0.910%  (9)
 Fidelity VIP Equity-Income Portfolio
  -- Initial Class                           0.570%                N/A             0.570%
 Fidelity VIP Equity-Income Portfolio
  -- Service Class 2                         0.820%                N/A             0.820%
 Fidelity VIP Freedom 2010 Portfolio
  -- Service Class 2                            N/A                N/A             0.810%  (10)(11)
 Fidelity VIP Freedom 2020 Portfolio
  -- Service Class 2                            N/A                N/A             0.880%  (10)(11)
 Fidelity VIP Freedom 2030 Portfolio
  -- Service Class 2                            N/A                N/A             0.920%  (10)(11)
 Fidelity VIP Mid Cap Portfolio --
  Service Class 2                            0.930%                N/A             0.930%  (9)
 Fidelity VIP Overseas Portfolio --
  Initial Class                              0.870%                N/A             0.870%  (9)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                    0.720%                N/A             0.720%  (12)
 Franklin Small Cap Value Securities
  Fund -- Class 2                            0.940%                N/A             0.940%  (13)
 Franklin Strategic Income Securities
  Fund -- Class 1                            0.630%                N/A             0.630%  (13)
 Mutual Global Discovery Securities
  Fund -- Class 2                            1.230%                N/A             1.230%  (14)
 Mutual Shares Securities Fund --
  Class 2                                    0.980%                N/A             0.980%
 Templeton Global Bond Securities Fund
  -- Class 2                                 0.830%                N/A             0.830%  (15)
 Templeton Growth Securities Fund --
  Class 2                                    1.030%                N/A             1.030%  (12)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                           0.640%                N/A             0.640%
 Hartford LargeCap Growth HLS Fund --
  Class IA**                                 0.660%                N/A             0.660%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                       0.460%                N/A             0.460%
 Hartford Value Opportunities HLS Fund
  -- Class IA                                0.640%                N/A             0.640%

10

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                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE             FEES*          EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA       0.600%              N/A           0.030%              N/A
 Hartford Capital Appreciation HLS
  Fund -- Class IA                           0.630%              N/A           0.040%              N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                0.680%              N/A           0.030%              N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                0.640%              N/A           0.030%              N/A
 Hartford Global Advisers HLS Fund --
  Class IA                                   0.760%              N/A           0.050%              N/A
 Hartford Global Equity HLS Fund --
  Class IA                                   0.950%              N/A           0.070%              N/A
 Hartford Global Growth HLS Fund --
  Class IA                                   0.710%              N/A           0.040%              N/A
 Hartford Index HLS Fund --Class IA          0.300%              N/A           0.020%              N/A
 Hartford International Opportunities
  HLS Fund --Class IA                        0.670%              N/A           0.040%              N/A
 Hartford International Small Company
  HLS Fund -- Class IA                       0.840%              N/A           0.050%              N/A
 Hartford MidCap HLS Fund --Class IA         0.660%              N/A           0.030%              N/A
 Hartford MidCap Value HLS Fund --
  Class IA                                   0.780%              N/A           0.030%              N/A
 Hartford Money Market HLS Fund --
  Class IA                                   0.400%              N/A           0.040%              N/A
 Hartford Small Company HLS Fund --
  Class IA                                   0.680%              N/A           0.030%              N/A
 Hartford Stock HLS Fund --Class IA          0.460%              N/A           0.030%              N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                0.460%              N/A           0.030%              N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio
  -- Class VC                                0.750%              N/A           0.540%              N/A
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                0.500%              N/A           0.440%              N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                      0.480%              N/A           0.420%              N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                              0.750%              N/A           0.090%              N/A
 MFS(R) New Discovery Series --
  Initial Class                              0.900%              N/A           0.110%              N/A
 MFS(R) Total Return Series --Initial
  Class                                      0.740%              N/A           0.070%              N/A
 MFS(R) Value Series -- Initial Class        0.750%              N/A           0.090%              N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                   0.650%           0.250%           0.010%              N/A
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                          0.630%           0.250%           0.020%              N/A

                                                             CONTRACTUAL             NET TOTAL
                                         TOTAL ANNUAL     FEE WAIVER AND/OR            ANNUAL
                                           OPERATING           EXPENSE               OPERATING
UNDERLYING FUND:                           EXPENSES         REIMBURSEMENT             EXPENSES
--------------------------------------  --------------------------------------------------------------
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA       0.630%                N/A             0.630%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                           0.670%                N/A             0.670%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                0.710%                N/A             0.710%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                0.670%                N/A             0.670%
 Hartford Global Advisers HLS Fund --
  Class IA                                   0.810%                N/A             0.810%
 Hartford Global Equity HLS Fund --
  Class IA                                   1.020%             0.100%             0.920%  (16)
 Hartford Global Growth HLS Fund --
  Class IA                                   0.750%                N/A             0.750%
 Hartford Index HLS Fund --Class IA          0.320%                N/A             0.320%
 Hartford International Opportunities
  HLS Fund --Class IA                        0.710%                N/A             0.710%
 Hartford International Small Company
  HLS Fund -- Class IA                       0.890%                N/A             0.890%
 Hartford MidCap HLS Fund --Class IA         0.690%                N/A             0.690%
 Hartford MidCap Value HLS Fund --
  Class IA                                   0.810%                N/A             0.810%
 Hartford Money Market HLS Fund --
  Class IA                                   0.440%                N/A             0.440%
 Hartford Small Company HLS Fund --
  Class IA                                   0.710%                N/A             0.710%
 Hartford Stock HLS Fund --Class IA          0.490%                N/A             0.490%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                0.490%                N/A             0.490%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio
  -- Class VC                                1.290%                N/A             1.290%  (17)(18)
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                0.940%                N/A             0.940%  (17)(19)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                      0.900%                N/A             0.900%  (17)
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                              0.840%                N/A             0.840%  (20)
 MFS(R) New Discovery Series --
  Initial Class                              1.010%                N/A             1.010%  (20)
 MFS(R) Total Return Series --Initial
  Class                                      0.810%                N/A             0.810%
 MFS(R) Value Series -- Initial Class        0.840%                N/A             0.840%  (20)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                   0.910%                N/A             0.910%  (21)
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                          0.900%                N/A             0.900%  (21)

-------------------------------------------------------------------------------


                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE             FEES*          EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                             0.640%           0.250%           0.020%              N/A
 Oppenheimer Main Street Small Cap
  Fund(R)/VA -- Service Shares               0.700%           0.250%           0.040%              N/A
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                0.650%           0.250%           0.500%           0.010%
 Putnam VT Diversified Income Fund --
  Class IA                                   0.700%              N/A           0.170%           0.010%
 Putnam VT Diversified Income Fund --
  Class IB                                   0.700%           0.250%           0.170%           0.010%
 Putnam VT Equity Income Fund -- Class
  IA                                         0.650%              N/A           0.130%           0.020%
 Putnam VT Equity Income Fund -- Class
  IB                                         0.650%           0.250%           0.130%           0.020%
 Putnam VT Global Asset Allocation
  Fund -- Class IA                           0.700%              N/A           0.220%           0.010%
 Putnam VT Global Equity Fund -- Class
  IA                                         0.800%              N/A           0.130%              N/A
 Putnam VT Global Health Care Fund --
  Class IA                                   0.700%              N/A           0.160%           0.010%
 Putnam VT Global Utilities Fund --
  Class IA                                   0.700%              N/A           0.120%              N/A
 Putnam VT Growth and Income Fund --
  Class IA                                   0.530%              N/A           0.070%              N/A
 Putnam VT High Yield Fund --Class IA        0.700%              N/A           0.120%           0.010%
 Putnam VT Income Fund --Class IA            0.640%              N/A           0.110%           0.010%
 Putnam VT International Equity Fund
  -- Class IA                                0.750%              N/A           0.120%           0.010%
 Putnam VT International Growth and
  Income Fund -- Class IA                    0.800%              N/A           0.130%              N/A
 Putnam VT International New
  Opportunities Fund -- Class IA             1.000%              N/A           0.180%              N/A
 Putnam VT Investors Fund --Class IA         0.650%              N/A           0.120%              N/A
 Putnam VT Money Market Fund -- Class
  IA                                         0.450%              N/A           0.100%              N/A
 Putnam VT New Opportunities Fund --
  Class IA                                   0.670%              N/A           0.090%              N/A
 Putnam VT Small Cap Value Fund --
  Class IB                                   0.800%           0.250%           0.120%           0.080%
 Putnam VT The George Putnam Fund of
  Boston -- Class IA                         0.650%              N/A           0.160%           0.020%
 Putnam VT Vista Fund -- Class IA            0.650%              N/A           0.150%           0.010%
 Putnam VT Voyager Fund --Class IA           0.640%              N/A           0.080%           0.010%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth
  Portfolio -- Class II                      0.750%           0.350%           0.310%              N/A
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II                      0.720%           0.350%           0.290%           0.010%

                                                             CONTRACTUAL             NET TOTAL
                                         TOTAL ANNUAL     FEE WAIVER AND/OR            ANNUAL
                                           OPERATING           EXPENSE               OPERATING
UNDERLYING FUND:                           EXPENSES         REIMBURSEMENT             EXPENSES
--------------------------------------  --------------------------------------------------------------
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                             0.910%                N/A             0.910%  (21)
 Oppenheimer Main Street Small Cap
  Fund(R)/VA -- Service Shares               0.990%                N/A             0.990%  (21)
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                1.410%                N/A             1.410%  (22)(25)
 Putnam VT Diversified Income Fund --
  Class IA                                   0.880%                N/A             0.880%  (22)(25)
 Putnam VT Diversified Income Fund --
  Class IB                                   1.130%                N/A             1.130%  (22)(25)
 Putnam VT Equity Income Fund -- Class
  IA                                         0.800%                N/A             0.800%  (25)
 Putnam VT Equity Income Fund -- Class
  IB                                         1.050%                N/A             1.050%  (25)
 Putnam VT Global Asset Allocation
  Fund -- Class IA                           0.930%                N/A             0.930%  (22)(25)
 Putnam VT Global Equity Fund -- Class
  IA                                         0.930%                N/A             0.930%  (22)(24)
 Putnam VT Global Health Care Fund --
  Class IA                                   0.870%                N/A             0.870%  (23)(25)
 Putnam VT Global Utilities Fund --
  Class IA                                   0.820%                N/A             0.820%  (22)(24)
 Putnam VT Growth and Income Fund --
  Class IA                                   0.600%                N/A             0.600%  (24)
 Putnam VT High Yield Fund --Class IA        0.830%                N/A             0.830%  (22)(25)
 Putnam VT Income Fund --Class IA            0.760%                N/A             0.760%  (22)(25)
 Putnam VT International Equity Fund
  -- Class IA                                0.880%                N/A             0.880%  (25)
 Putnam VT International Growth and
  Income Fund -- Class IA                    0.930%                N/A             0.930%  (24)
 Putnam VT International New
  Opportunities Fund -- Class IA             1.180%                N/A             1.180%  (22)(24)
 Putnam VT Investors Fund --Class IA         0.770%                N/A             0.770%  (24)
 Putnam VT Money Market Fund -- Class
  IA                                         0.550%                N/A             0.550%  (22)(23)(24)
 Putnam VT New Opportunities Fund --
  Class IA                                   0.760%                N/A             0.760%  (24)
 Putnam VT Small Cap Value Fund --
  Class IB                                   1.250%                N/A             1.250%  (25)
 Putnam VT The George Putnam Fund of
  Boston -- Class IA                         0.830%                N/A             0.830%  (22)(25)
 Putnam VT Vista Fund -- Class IA            0.810%                N/A             0.810%  (25)
 Putnam VT Voyager Fund --Class IA           0.730%                N/A             0.730%  (25)
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth
  Portfolio -- Class II                      1.410%                N/A             1.410%  (26)
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II                      1.370%                N/A             1.370%  (26)(27)

12

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                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE             FEES*          EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --
  Class II                                   0.560%           0.250%           0.040%              N/A

                                                             CONTRACTUAL             NET TOTAL
                                         TOTAL ANNUAL     FEE WAIVER AND/OR            ANNUAL
                                           OPERATING           EXPENSE               OPERATING
UNDERLYING FUND:                           EXPENSES         REIMBURSEMENT             EXPENSES
--------------------------------------  --------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --
  Class II                                   0.850%                N/A             0.850%



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** The Hartford LargeCap Growth HLS Fund will be available to investors on and after October 2, 2009.



NOTES



(1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.



(2) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2008 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(3) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



(4) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets.



(5) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Fee Waiver reflects this agreement.



(6) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.18% of average daily net assets.



(7) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.15% of average daily net assets.



(8) The Series investment adviser waived a portion of its management fee from September 1, 2004* through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the prospectus and annual report.



       * May 1, 2006 in the case of Global Growth and Income Fund and October 4, 2006 in the case of Global Bond Fund.



(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of un-invested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund Portfolio Initial Class -- 0.65%; Fidelity VIP Contrafund Portfolio Service Class 2 -- 0.90%; Fidelity VIP Growth Portfolio Initial Class -- 0.67%; Fidelity VIP Growth Portfolio Service Class 2 -- 0.92%; Fidelity VIP Mid Cap Portfolio Service Class 2 -- 0.92%; Fidelity Overseas Portfolio Initial Class -- 0.84%. These offsets may be discontinued at any time.



(10) Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.



(11) Fidelity Management & Research Company has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.00%, 0.10% and 0.25% for Initial Class, Service Class and Service Class 2, respectively.



(12) The Fund administration fee is paid indirectly through the management fee.



(13) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.



(14) The Fund's name changed from Mutual Discovery Securities Fund effective as of May 1, 2009.



(15) The Fund's name changed from Templeton Global Income Securities Fund effective as of May 1, 2009.



(16) Effective August 25, 2008 HL Advisors contractually agreed to waive a portion of its management fees until May 1, 2010. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.85% and the total annual operating expenses are 0.92%.



(17) Based on management fees incurred during the Fund's most recently completed fiscal year. Under the Fund's management agreement with Lord, Abbett & Co., LLC, management fees may vary depending on the level of the Fund's average daily net assets.



(18) Effective May 1, 2009, Lord Abbett will voluntarily reimburse the Fund to the extent necessary so that total annual operating expenses (excluding the management fee) do not exceed an annualized rate of 0.40% of average daily net assets. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time. After taking into account this reimbursement, the Fund's net operating expenses would be 1.15%.

-------------------------------------------------------------------------------


(19) Effective May 1, 2009, Lord Abbett will voluntarily reimburse the Fund to the extent necessary so that total annual operating expenses (excluding the management fee) do not exceed an annualized rate of 0.37% of average daily net assets. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time. After taking into account this reimbursement, the Fund's net operating expenses would be 0.87%.



(20) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Total Operating Expenses" would be lower.



(21) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2008, the transfer agent fees did not exceed the expense limitation described above. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes by less than 0.01% of average daily net assets.



(22) Putnam Management has agreed to waive fees and reimburse expenses of the funds through December 31, 2009 to the extent necessary to ensure that the funds expenses do not exceed the simple average of the expenses for the funds Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the funds expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. During the year ended December 31, 2008 this limitation decreased expenses by the following additional amounts: Putnam VT American Government Income Fund -- 0.20%; Putnam VT Capital Opportunities Fund -- 0.17%; Putnam VT Diversified Income Fund -- 0.12%; Putnam VT The George Putnam Fund of Boston -- 0.04%; Putnam VT Global Asset Allocation Fund -- 0.14%; Putnam VT Global Equity Fund -- 0.05%; Putnam VT Global Utilities Fund -- 0.01%; Putnam VT Growth Opportunities Fund -- 0.39%; Putnam VT High Yield Fund -- 0.10%; Putnam VT Income Fund -- 0.17%; Putnam VT International New Opportunities Fund -- 0.08%; Putnam VT Mid Cap Value Fund -- 0.09%; Putnam VT Money Market Fund -- 0.06%; Putnam VT Research Fund --0.07%



(23) In order to further limit expenses, Putnam Management had agreed to waive fees and reimburse expenses of the funds through June 30, 2008 to the extent necessary to ensure that the funds pay total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the applicable fund. For these purposes, total fund operating expenses of both the applicable fund and the Lipper custom group average are calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses. The expense limitation that resulted in the greater reduction in expenses of the funds at the end of each applicable period for each applicable fund was applied to such fund for that period. During the year ended December 31, 2008 this limitation decreased expenses by the following additional amounts for: Putnam VT Global Health Care Fund --0.03%; Putnam VT Money Market Fund -- 0.02%.



(24) Includes estimated expenses attributable to the fund's investments in other investment companies that the fund bears indirectly.



(25) "Total Annual Fund Operating Expenses" includes the amount from "Acquired Fund Fees and Expenses" column, which is an estimate of expenses attributable to the fund's investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund's investments in other investment companies and their operating expenses



(26) Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.



(27) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Funds Fees & Expenses" in this table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2008. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees & Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Portfolio's prospectus.

14

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ABOUT US

Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.


THE COMPANY


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.


Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.



THE FUNDS


The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.


The Underlying Funds may not be available in all states.


You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."


Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.



FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
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AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION                           Growth of capital                    Invesco Aim Advisors, Inc.
  FUND -- SERIES I                                                                            Sub-adviser: Advisory entities
                                                                                              affiliated with Invesco Aim
                                                                                              Advisors, Inc.
 AIM V.I. CAPITAL DEVELOPMENT                            Long-term capital growth             Invesco Aim Advisors, Inc.
  FUND -- SERIES I                                                                            Sub-adviser: Advisory entities
                                                                                              affiliated with Invesco Aim
                                                                                              Advisors, Inc.
 AIM V.I. CORE EQUITY FUND -- SERIES I                   Growth of capital                    Invesco Aim Advisors, Inc.
                                                                                              Sub-adviser: Advisory entities
                                                                                              affiliated with Invesco Aim
                                                                                              Advisors, Inc.
 AIM V.I. INTERNATIONAL GROWTH                           Long-term growth of capital          Invesco Aim Advisors, Inc.
  FUND -- SERIES I                                                                            Sub-adviser: Advisory entities
                                                                                              affiliated with Invesco Aim
                                                                                              Advisors, Inc.
 AIM V.I. MID CAP CORE EQUITY                            Long-term capital growth             Invesco Aim Advisors, Inc.
  FUND -- SERIES I                                                                            Sub-adviser: Advisory entities
                                                                                              affiliated with Invesco Aim
                                                                                              Advisors, Inc.
 AIM V.I. POWERSHARES ETF ALLOCATION FUND -- SERIES I    To provide total return consistent   Invesco Aim Advisors, Inc.
                                                         with a moderate level of risk        Sub-adviser: Advisory entities
                                                         relative to the broad stock market.  affiliated with Invesco Aim
                                                                                              Advisors, Inc.
 AIM V.I. SMALL CAP EQUITY FUND -- SERIES I              Long-term capital growth             Invesco Aim Advisors, Inc.
                                                                                              Sub-adviser: Advisory entities
                                                                                              affiliated with Invesco Aim
                                                                                              Advisors, Inc.

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH              Long-term capital growth             AllianceBernstein L.P.
  PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE               Long-term capital growth             AllianceBernstein L.P.
  PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO --  Long-term capital growth             AllianceBernstein L.P.
  CLASS B
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND -- CLASS 2         High total return, including income  Capital Research and Management
                                                         and capital gains, consistent with   Company
                                                         the preservation of capital over
                                                         the long term by investing in a
                                                         diversified portfolio of common
                                                         stocks and other equity securities,
                                                         bonds and other intermediate and
                                                         long-term debt securities and money
                                                         market instruments (debt securities
                                                         maturing in one year or less).
 AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND --      Produce income exceeding the         Capital Research and Management
  CLASS 2                                                average yield on U.S. stocks         Company
                                                         generally (as represented by the
                                                         average yield on the Standard &
                                                         Poor's 500 Composite Index)and to
                                                         provide an opportunity for growth
                                                         of principal consistent with sound
                                                         common stock investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2                     Seeks to maximize current income     Capital Research and Management
                                                         and preservation of capital.         Company
 AMERICAN FUNDS GLOBAL GROWTH FUND -- CLASS 2            Seeks to make your investment grow   Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         common stocks of companies located
                                                         around the world.
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND --      Seeks to make your investment grow   Capital Research and Management
  CLASS 2                                                over time by investing primarily in  Company
                                                         stocks of smaller companies located
                                                         around the world.
 AMERICAN FUNDS GROWTH                                   Seeks to make your investment grow   Capital Research and Management
  FUND -- CLASS 2                                        by investing primarily in common     Company
                                                         stocks of companies that appear to
                                                         offer superior opportunities for
                                                         growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND -- CLASS 2            Seeks to make your investment grow   Capital Research and Management
                                                         and provide you with income over     Company
                                                         time by investing primarily in
                                                         common stocks or other securities
                                                         that demonstrate the potential for
                                                         appreciation and/or dividends.
 AMERICAN FUNDS INTERNATIONAL                            Seeks to make your investment grow   Capital Research and Management
  FUND -- CLASS 2                                        over time by investing primarily in  Company
                                                         common stocks of companies located
                                                         outside the United States.

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
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 AMERICAN FUNDS NEW WORLD                                Seeks to make your investment grow   Capital Research and Management
  FUND -- CLASS 2                                        over time by investing primarily in  Company
                                                         stocks of companies with
                                                         significant exposure to countries
                                                         with developing economies and/or
                                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 FIDELITY VIP ASSET MANAGER PORTFOLIO -- INITIAL CLASS   Seeks to obtain high total return    Fidelity Management & Research
  +                                                      with reduced risk over the long      Company
                                                         term by allocating its assets among  Sub-advised by FMR Co., Inc. and
                                                         stocks, bonds, and short-term        other Fidelity affiliates
                                                         instruments.
 FIDELITY VIP CONTRAFUND(R)                              Seeks long-term capital              Fidelity Management & Research
  PORTFOLIO -- SERVICE CLASS 2                           appreciation                         Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY VIP EQUITY-INCOME                              Seeks reasonable income. Fund will   Fidelity Management & Research
  PORTFOLIO -- INITIAL CLASS                             also consider potential for capital  Company
                                                         appreciation.                        Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY VIP EQUITY-INCOME                              Seeks reasonable income. Fund will   Fidelity Management & Research
  PORTFOLIO -- SERVICE CLASS 2                           also consider potential for capital  Company
                                                         appreciation.                        Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY VIP FREEDOM 2010                               Seeks high total return with a       Strategic Advisers, Inc.
  PORTFOLIO -- SERVICE CLASS 2                           secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY VIP FREEDOM 2020                               Seeks high total return with a       Strategic Advisers, Inc.
  PORTFOLIO -- SERVICE CLASS 2                           secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY VIP FREEDOM 2030                               Seeks high total return with a       Strategic Advisers, Inc.
  PORTFOLIO -- SERVICE CLASS 2                           secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY VIP MID CAP                                    Long-term capital growth             Fidelity Management & Research
  PORTFOLIO -- SERVICE CLASS 2                                                                Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY VIP OVERSEAS                                   Seeks long-term growth of capital    Fidelity Management & Research
  PORTFOLIO -- INITIAL CLASS +                                                                Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES                              Seeks to maximize income while       Franklin Advisers, Inc.
  FUND -- CLASS 2                                        maintaining prospects for capital
                                                         appreaciation
 FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 2     Seeks long-term total return         Franklin Advisory Services, LLC
 FRANKLIN STRATEGIC INCOME SECURITIES FUND -- CLASS 1    Seeks a high level of current        Franklin Advisers, Inc.
                                                         income, with capital appreciation
                                                         over the long term as a secondary
                                                         goal

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
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 MUTUAL GLOBAL DISCOVERY SECURITIES FUND -- CLASS 2 (1)  Seeks capital appreciation           Franklin Mutual Advisers, LLC
                                                                                              Sub-advised by Franklin Templeton
                                                                                              Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS 2                Capital appreciation, with income    Franklin Mutual Advisers, LLC
                                                         as a secondary goal
 TEMPLETON GLOBAL BOND SECURITIES FUND -- CLASS 2 (2)    Seeks high current income,           Franklin Advisers, Inc.
                                                         consistent with preservation of
                                                         capital, with capital appreciation
                                                         as a secondary consideration
 TEMPLETON GROWTH SECURITIES                             Seeks long-term capital growth       Templeton Global Advisors Limited
  FUND -- CLASS 2                                                                             Sub-advised by Templeton Asset
                                                                                              Management Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IA      Capital appreciation                 Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD LARGECAP GROWTH HLS FUND -- CLASS IA**         Long-term growth of capital          Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Hartford Investment
                                                                                              Management Company
 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- CLASS   Maximize total return with a high    Hartford Investment Financial
  IA                                                     level of current income consistent   Services, LLC.
                                                         with prudent investment risk         Sub-advised by Hartford Investment
                                                                                              Management Company
 HARTFORD VALUE OPPORTUNITIES HLS FUND -- CLASS IA       Capital appreciation                 Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA                  Maximum long-term total return       Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IA      Growth of capital                    Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND -- CLASS IA        Growth of capital                    Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD DIVIDEND AND GROWTH                            High level of current income         Hartford Investment Financial
  HLS FUND -- CLASS IA                                   consistent with growth of capital    Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD GLOBAL ADVISERS HLS                            Maximum long-term total rate of      Hartford Investment Financial
  FUND -- CLASS IA +                                     return                               Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD GLOBAL EQUITY HLS                              Seeks long term capital              Hartford Investment Financial
  FUND -- CLASS IA                                       appreciation                         Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL GROWTH HLS                              Growth of capital                    Hartford Investment Financial
  FUND -- CLASS IA (3)                                                                        Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS IA                     Seeks to provide investment results  Hartford Investment Financial
                                                         which approximate the price and      Services, LLC.
                                                         yield performance of publicly        Sub-advised by Hartford Investment
                                                         traded common stocks in the          Management Company
                                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS  Long-term capital growth             Hartford Investment Financial
  IA                                                                                          Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- CLASS  Seeks capital appreciation           Hartford Investment Financial
  IA                                                                                          Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD MIDCAP HLS FUND -- CLASS IA ++                 Long-term capital growth             Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD MIDCAP VALUE HLS                               Seeks long-term capital              Hartford Investment Financial
  FUND -- CLASS IA +++                                   appreciation                         Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD MONEY MARKET HLS                               Maximum current income consistent    Hartford Investment Financial
  FUND -- CLASS IA                                       with liquidity and preservation of   Services, LLC.
                                                         capital                              Sub-advised by Hartford Investment
                                                                                              Management Company
 HARTFORD SMALL COMPANY HLS                              Growth of capital                    Hartford Investment Financial
  FUND -- CLASS IA                                                                            Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP and
                                                                                              Hartford Investment Management
                                                                                              Company
 HARTFORD STOCK HLS                                      Long-term growth of capital          Hartford Investment Financial
  FUND -- CLASS IA                                                                            Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IA         Competitive total return, with       Hartford Investment Financial
                                                         income as a secondary objective      Services, LLC.
                                                                                              Sub-advised by Hartford Investment
                                                                                              Management Company
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT AMERICA'S VALUE PORTFOLIO -- CLASS VC       Current income and capital           Lord, Abbett & Co. LLC
                                                         appreciation
 LORD ABBETT BOND-DEBENTURE PORTFOLIO -- CLASS VC        High current income and capital      Lord, Abbett & Co. LLC
                                                         appreciation to produce the
                                                         opportunity for a high total return
 LORD ABBETT GROWTH AND INCOME PORTFOLIO -- CLASS VC     Long-term growth of capital and      Lord, Abbett & Co. LLC
                                                         income without excessive
                                                         fluctuations in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES -- INITIAL CLASS          Seeks capital appreciation           MFS Investment Management

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) NEW DISCOVERY SERIES -- INITIAL CLASS            Seeks capital appreciation           MFS Investment Management
 MFS(R) TOTAL RETURN SERIES -- INITIAL CLASS             Seeks total return                   MFS Investment Management
 MFS(R) VALUE SERIES -- INITIAL CLASS                    Seeks capital appreciation           MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- SERVICE     Seeks to achieve capital             OppenheimerFunds, Inc.
  SHARES                                                 appreciation by investing in
                                                         securities of well-known
                                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND/VA -- SERVICE        Seeks long-term capital              OppenheimerFunds, Inc.
  SHARES                                                 appreciation by investing a
                                                         substantial portion of its assets
                                                         in securities of foreign issuers,
                                                         "growth-type" companies, cyclical
                                                         industries and special situations
                                                         which are considered to have
                                                         appreciation possibilities.
 OPPENHEIMER MAIN STREET FUND(R)/VA -- SERVICE SHARES    Seeks a high total return (which     OppenheimerFunds, Inc.
                                                         includes growth in the value of its
                                                         shares as well as current income)
                                                         from equity and debt securities.
                                                         From time to time the Fund may
                                                         focus on small to medium
                                                         capitalization common stocks, bonds
                                                         and convertible securities.
 OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA --         The Fund seeks capital appreciation  OppenheimerFunds, Inc.
  SERVICE SHARES                                         from investing mainly in small
                                                         company stocks.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES FUND -- CLASS IB        Long-term capital growth             Putnam Investment Management, LLC
 PUTNAM VT DIVERSIFIED INCOME FUND -- CLASS IA +         As high a level of current income    Putnam Investment Management, LLC
                                                         as Putnam Management believes is
                                                         consistent with preservation of
                                                         capital
 PUTNAM VT DIVERSIFIED INCOME FUND -- CLASS IB           As high a level of current income    Putnam Investment Management, LLC
                                                         as Putnam Management believes is
                                                         consistent with preservation of
                                                         capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS IA +              Capital growth and current income    Putnam Investment Management, LLC
 PUTNAM VT EQUITY INCOME FUND -- CLASS IB                Capital growth and current income    Putnam Investment Management, LLC
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- CLASS IA +    High level of long-term total        Putnam Investment Management, LLC
                                                         return consistent with preservation  Putnam Advisory Company, LLC of capital
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS IA                Seeks capital appreciation           Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 PUTNAM VT GLOBAL HEALTH CARE FUND -- CLASS IA (4) +     Seeks capital appreciation           Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 PUTNAM VT GLOBAL UTILITIES FUND -- CLASS IA (5) +       Capital growth and current income    Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 PUTNAM VT GROWTH AND INCOME FUND -- CLASS IA            Capital growth and current income    Putnam Investment Management, LLC
 PUTNAM VT HIGH YIELD FUND -- CLASS IA                   High current income. Capital growth  Putnam Investment Management, LLC is a secondary goal when consistent
                                                         with achieving high current income

20

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND -- CLASS IA                       High current income consistent with  Putnam Investment Management, LLC what Putnam Management believes to
                                                         be prudent risk
 PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IA         Seeks capital appreciation           Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND --       Capital growth. Current income is a  Putnam Investment Management, LLC
  CLASS IA +                                             secondary objective                  Putnam Advisory Company, LLC
 PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND --       Seeks long-term capital              Putnam Investment Management, LLC
  CLASS IA +                                             appreciation                         Putnam Advisory Company, LLC
 PUTNAM VT INVESTORS FUND -- CLASS IA +                  Long-term growth of capital and any  Putnam Investment Management, LLC increased income that results from
                                                         this growth
 PUTNAM VT MONEY MARKET FUND -- CLASS IA +               As high a rate of current income as  Putnam Investment Management, LLC
                                                         Putnam Management believes is
                                                         consistent with preservation of
                                                         capital and maintenance of
                                                         liquidity
 PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IA            Seeks long-term capital              Putnam Investment Management, LLC
                                                         appreciation
 PUTNAM VT SMALL CAP VALUE                               Seeks capital appreciation           Putnam Investment Management, LLC
  FUND -- CLASS IB
 PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- CLASS IA  A balanced investment composed of a  Putnam Investment Management, LLC
  +                                                      well diversified portfolio of
                                                         stocks and bonds which provide both
                                                         capital growth and current income
 PUTNAM VT VISTA FUND -- CLASS IA +                      Seeks capital appreciation           Putnam Investment Management, LLC
 PUTNAM VT VOYAGER FUND -- CLASS IA                      Seeks capital appreciation           Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF MID CAP GROWTH PORTFOLIO -- CLASS II  Long-term capital growth by          Morgan Stanley Investment
                                                         investing primarily in common        Management Inc., doing business as
                                                         stocks and other equity securities.  Van Kampen
 VAN KAMPEN -- UIF U.S. MID CAP VALUE PORTFOLIO --       Above-average total return over a    Morgan Stanley Investment
  CLASS II                                               market cycle of three to five years  Management Inc., doing business as
                                                         by investing in common stocks and    Van Kampen
                                                         other equity securities.



FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK PORTFOLIO -- CLASS II           Seeks capital growth and income      Van Kampen Asset Management
                                                         through investments in equity
                                                         securities, including common
                                                         stocks, preferred stocks and
                                                         securities convertible into common
                                                         and preferred stocks.



** The Hartford LargeCap Growth HLS Fund will be available to investors on and after October 2, 2009.



+    Closed to new and subsequent Premium Payments and transfers of Contract
     Value.




++ Closed to all premium payments and transfers of account value for all policies issued on or after 11/1/2003




+++ Closed to all premium payments and transfers of account value for all policies issued on or after 8/2/2004




NOTES



(1)  Formerly Mutual Discovery Securities Fund -- Class 2



(2)  Formerly Templeton Global Income Securities Fund -- Class 2

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(3)  Formerly Hartford Global Leaders HLS Fund -- Class IA



(4)  Formerly Putnam VT Health Sciences Fund -- Class IA



(5)  Formerly Putnam VT Utilities Growth and Income Fund -- Class IA


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested, as of the record date we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2008, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution & Morgan Stanley Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on

22

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our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.35% respectively in 2008, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2008, revenue sharing and Rule 12b-1 fees did not exceed $4,688,229. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD


We deduct a front-end sales load from each premium you pay. The current sales load is 3.75%. The front-end sales load may by used to cover expenses related to the sale and distribution of the policies. The maximum sales load is 5.75%. In Oregon, the current sales load is 5.75%. The maximum sales load in Oregon is 7.75%.


TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the mortality and expense risk charge;

-   any Face Amount increase fee;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.


COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance equals:


-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the policy

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specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and death benefit charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative charge is $7.50. The maximum administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

-   the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

-   the monthly mortality and expense risk rate per $1,000; multiplied by

-   the initial Face Amount; divided by

-   $1,000.


During the first 10 policy years, the current (the amount we are currently charging) and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. For policy years 11-20, the current rate is 1/12 of 0.35% per month. The maximum rate for policy years 11-20 is 1/12 of 0.50% per month. Thereafter, the current and maximum rate is 0.00% per month.


During the first 5 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on the Insured's initial Face Amount, issue age, Death Benefit Option, sex, and insurance class. The charge is on the policy specification pages of the contract. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the Insured. The monthly increase per $1,000 is on the policy specification pages of the contract.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the policy specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

-   you surrender your policy;

-   you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on the Insured's age, Death Benefit Option, sex, and insurance class on the date of issue. The surrender charges by policy year are on the policy specification pages of the contract. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.

You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or in the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period.


FREE LOOK PERIOD FOR:


Your free look period begins on the day you receive your Policy and ends generally within 10 days of receiving it (or longer in some states). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the policy is issued determines the free look period and the type of refund that applies. You should refer to your policy for information. However, generally, most states require us to refund the Account Value less any Indebteness. Other states require us to refund the total premiums paid less Indebtedness.

If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.

REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.

POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or by other authorized representative, pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

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CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer. - Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

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SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES


Generally, you are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.



In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:


- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account

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  transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.


Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.


In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer "As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts."

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives.

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Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.


You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Financial Professional. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.


ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.


IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the policy value of the liquidated fund to the current money market fund for each of these programs.



OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ENHANCED NO-LAPSE GUARANTEE RIDER -- This rider lets you to choose a longer No-Lapse Guarantee Period. We call the longer No-Lapse Guarantee Period that you may choose with this rider the "Extended No-Lapse Guarantee Period." This rider also gives you an Additional No-Lapse Protection Benefit.

  Your policy already has a No-Lapse Guarantee. That No-Lapse Guarantee is available as long as:


    - Your policy is in what we call the No-Lapse Guarantee Period. The No-Lapse Guarantee Period is the lesser of 10 years from your policy's effective date, or until the insured is age 80; and


    - On each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount we call the Cumulative No-Lapse Guarantee Premium.

  The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. We calculate it on each Monthly Activity Date. When we issue your policy, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium shown on your policy's specifications page. We call it "cumulative" because on each new Monthly Activity Date it is the previous Monthly Activity Date's Cumulative No-Lapse Guarantee Premium plus the No-Lapse Guarantee Premium shown on your policy's specifications page.

  If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

    -   All riders will terminate;

    -   The Death Benefit Option becomes Level;

    -   The Death Benefit will equal the current Face Amount; and

    -   Any future scheduled Increases in the Face Amount will be canceled.

  The No-Lapse Guarantee terminates at the end of the No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

  If you want to know more about the policy's No-Lapse Guarantee you should read about it in the Lapse and Reinstatement section of the prospectus.

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  The Enhanced No-Lapse Guarantee Rider lets you choose an Extended No-Lapse Guarantee Period. You may choose an Extended No-Lapse Guarantee Period that is for the life of your policy or you may choose one of the Extended No-Lapse Guarantee Periods described below:

    - If the insured is age 70 or younger, you may choose an Extended No-Lapse Guarantee Period that is the lesser of 20 years or until the insured is age 80.

    - If the insured is older than age 70, you may choose an Extended No-Lapse Guarantee Period that is the lesser of 10 years or until the insured is age 90.

  If the Extended No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Extended No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

    - All riders (other than the Enhanced No-Lapse Guarantee Rider) will terminate;

    -   The Death Benefit Option becomes Level;

    -   The Death Benefit will equal the current Face Amount; and

    -   Any future scheduled Increases in the Face Amount will be canceled.

  The Enhanced No-Lapse Guarantee Rider also gives you the Additional No-Lapse Protection Benefit. The Additional No-Lapse Protection Benefit guarantees that your policy will remain in force if the Extended No-Lapse Guarantee terminates.

  The Extended No-Lapse Guarantee terminates at the end of the Extended No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the Extended No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61-days.

  The Additional No-Lapse Protection Benefit is available for a period of time we call the Additional No-Lapse Protection Benefit Period, unless it is terminated earlier.

  The Additional No-Lapse Protection Benefit Period is equal to the length of time your policy would remain in force if your policy's Account Value less any Indebtedness was credited with interest at a rate of 4.5% per year and subject to all applicable charges at the maximum rates. The beginning Account Value for this calculation is the Account Value on the date the Extended No-Lapse Guarantee goes into default or terminates, whichever is earlier.

  We will send you a notice when the Extended No-Lapse Guarantee terminates, telling you how long your Additional No-Lapse Protection Benefit Period will be.

  The Additional No-Lapse Protection Benefit terminates at the end of the Additional No-Lapse Protection Benefit Period. It also terminates if you take a loan or withdrawal from your policy, change the Death Benefit Option from Option A to Option B, increase your policy's Face Amount, add any Optional Supplemental Benefit or increase an Optional Supplemental Benefit during the Additional No-Lapse Protection Benefit Period.

  You may only elect this Enhanced No-Lapse Guarantee Rider at the time you purchase your policy. The charge for this rider is based on your policy's Face Amount.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the policy becomes totally disabled, we will credit the policy with an amount equal to the benefit defined in your policy for as long as the insured remains totally disabled. The charge for this rider will continue to be deducted from the Account Value during the total disability of the person insured by the policy until the rider terminates.

- TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No-Lapse Guarantee, the face amount of the Term Insurance Rider is generally not covered by the No-Lapse Guarantee.

  In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

  The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

  You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term

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  Insurance Rider coverage in various combinations for your insurance protection needs.


- ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured. The rider terminates following the insured's 70th birthday.



- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled. This will help keep your policy inforce. Rider benefits are not available if insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and
    65. See policy rider for more details. Riders may not be available in all states.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options.


SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.



The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement option.


FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date:

-   the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance;

-   any loans will continue to accrue interest and become part of Indebtedness;

-   no future Monthly Deduction Amounts will be deducted;

-   no further premium payments will be accepted;

- All additional benefits provided by rider will deem to have terminated at the scheduled maturity date; and

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-   loan repayments may still be made during this time.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS


REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.


HOW POLICIES ARE SOLD

We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.


HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are financial professional of Financial Intermediaries ("Financial Professional").


We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.


Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.


Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.


We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 5.27%. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 2% on premiums above the Target Premium.



Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Financial Professional and their Financial Intermediary. We are not involved in determining your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.



Check with your Financial Professional to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Financial Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to among other things encourage the sale of this Policy. These additional payments could create an incentive for your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

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ADDITIONAL PAYMENT TYPE         WHAT PAYMENT IS USED FOR
----------------------------------------------------------------------------------------------------------------
Asset-based Commissions         We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or assets under management targets.
Marketing Expense Allowances    We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and operational expenses associated with the policies.
Gifts and Entertainment         We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments            We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                                participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition;
                                and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts               We pay for special marketing and distribution benefits such as: inclusion of our products on Financial Intermediary's "preferred list"; participation in or visibility at national and regional conferences; access to Financial
                                Professionals; links to our website from the Financial Intermediary websites;
                                and articles in Financial Intermediary publications highlighting our products and services.



or the year ended December 31, 2008, Hartford and its affiliates paid approximately $14,500,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2008, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $3,900,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2009, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: 1st TN Bank, AG Edwards, AIG Advisors Group, Advantage Capital Corporation, American International Marketing, Inc. ("AIM"), Anchor Bank, Arvest, Astori Financial, AXA Network, Banc of America, Bancnorth Investment Group Inc., Bank of the West, Bank United, BB&T Investment Services, BSMG, Cadaret Grant, Capital City Partners, Capital City Securities, CCO Investments, CDAIFA (Capital District Assoc. of Insurance and Financial Advisors), Centara Capital Securities, Inc., Chaplin Davis, Citicorp, CitiGroup/Smith Barney, Commonwealth Financial Network, Compass Brokerage Inc., CPI Companies, CPS, CPS/New Generation, Crowell Weeden, Cuna Brokerage Service, Delta Trust Investments, Diversified Marketing Group, Edward Jones, Financial Network, Financial Planners of Central PA, First American Insurance Underwriters, First Heartland, FSC Securities, FSP -- Financial Services Professionals, Gilman & Ciocia, Goldman Sachs, H&R Block Financial Advisors, Hallet Financial, Hanmi Securities, Hartford Life, Hazlett Burt & Watson, HD Vest Investment Securiteis, Inc & Affiliates, Hilliard Lyons, HSBC, HSBC Bank, IFMG -- Sovereign Bank, ING Financial Advisors, Investment Professionals Inc., Ironwood Financial, Janney Montgomery Scott (JMS), Jonathan Hind Financial Group, Linsco Private Ledger, Linsco Private Ledger Insurance Associates, Linsco Private Ledger, Financial Services, M&I (Marshall & Illsey), M&T Securities, M3 Financial, Merrill Lynch, Money Concepts, Morgan Keegan, Morgan Stanley, Mutual Service Corp., National City, Newbridge Securities, NEXT Financial Group, Northwestern Mutual, Ogilvie Security Advisors, One Resource Group, Oppenheimer & Co., Inc., PLANCO, PNC Investments LLC., PrimeVest Financial Services, Professional Investors Life and Annuity, Purshe Kaplan Sterling Investments, R.W. Baird & Co. Incorporated, Raymond James & Associates, Raymond James Financial, Raymond James Financial Services, RBC Dain Rauscher, Robert W. Baird, Royal Alliance, San Diego Stock & Bond Association, Sean Shaughnessey, Securities America, Securities Service Network, Smith Barney, Stifel Nicolaus & Company, TD Banknorth, UBS, UBS Financial, UnionBanc, United Planners Financial, UnionBanc Investment Services, UVest, Various IBD/WH/Banks, Wachovia, Wachovia Securities, Wall St. Financial, WAMU, Washington Mutual, Wells Fargo, Woodbury Financial Services.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial

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premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.


In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:


- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS


Any Premiums we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account during the underwriting process. After the Policy is issued, premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.


INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)

SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate

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the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS:

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Center at:
The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.


If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.


ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net

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Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.


We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.


DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

-   Under Option A, the current Face Amount.

-   Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option. We reserve the right to require evidence of insurability satisfactory to us before a change in your death benefit option becomes effective.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the

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Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount of your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the insured.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

-   the percentage described below.

The percentage will be determined by:

-   subtracting the new Face Amount from the lowest previous Face Amount; and

-   dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, whichever is later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan amount that we will allow is $500. In Tennessee, there is no minimum.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."


PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.


LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed

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Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                                                INTEREST RATE
                                              PORTION OF           CHARGED
          DURING POLICY YEARS                INDEBTEDNESS     EQUALS 3.5% PLUS:
--------------------------------------------------------------------------------
                  1-10                           All                  2%
              11 and later                    Preferred               0%
                                            Non-Preferred           0.25%

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:

-   The Account Value is not sufficient to cover the Monthly Deduction Amount;
    or

-   The Indebtedness exceeds the Cash Value.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy in force. The premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default. If the insured dies during the Grace Period, we will pay the death proceeds.

Your policy will terminate if we do not receive the required premium by the end of the Grace Period, unless the No-Lapse Guarantee is available. If the No-Lapse Guarantee is available and we have not received the required premium by the end of the Grace Period, the No-Lapse Guarantee will go into effect. While the No-Lapse Guarantee is in effect, your Death Benefit Option will become level (Option A), any policy riders will terminate and any future scheduled increases are cancelled.

NO-LAPSE GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the No-Lapse Guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative No-Lapse Guarantee Premium.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee will be deemed to be in default as of that Monthly Activity Date and the No-Lapse Guarantee Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the No-Lapse Guarantee.

The No-Lapse Guarantee will be removed from the policy at the end of the No-Lapse Guarantee Grace Period if we have not received the amount of premium required to continue such guarantee.

Loss of the No Lapse Guarantee at the end of the No-Lapse Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the No-Lapse Guarantee was what was preventing the policy from terminating.

NO-LAPSE GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

-   the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

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The No-Lapse Guarantee is available to insureds aged 16 to 79.

The length of the No-Lapse Guarantee Period is the lesser of 5 years from your policy's effective date, and to age 80. The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

-   all riders will terminate;

-   the Death Benefit Option becomes Level;

-   the Death Benefit will equal the current Face Amount; and

-   any future scheduled Increases in the Face Amount will be canceled.

As long as the policy remains in default and the No-Lapse Guarantee is available, the No-Lapse Guarantee will remain in effect on each subsequent Monthly Activity Date. You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

Your specific No-Lapse Guarantee Premium is described on the specifications page of your policy.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

-   Net Premiums attributable to premiums paid at the time of reinstatement;
    minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the

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change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.



Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.



The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).



There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so,

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such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.



DIVERSIFICATION REQUIREMENTS



The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.



Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

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Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.

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ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

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TAX DISCLOSURE OBLIGATIONS



In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.



SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS



If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.



The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.



The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.



A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.



In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.



Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.



Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").



Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.



FOR POLICIES WITH THE LIFE ACCESS BENEFIT RIDER ONLY:



SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER



The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.



The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a policy owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.



The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on

44

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account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one policy owner. Where the owner and insured are not the same (e.g., when a policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.



Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.



The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.



The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.



Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.



Certain transfers-for-value of a life insurance policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.



For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.


LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


FINANCIAL INFORMATION



We have included the statutory financials statements for the Company and the Separate Account for the year ended December 31, 2008 in the Statement of Additional Information (SAI). We have included the unaudited quarterly statutory filing for the Company for the period ended March 31, 2009 in the SAI.



To receive a copy of the SAI free of charge, call you financial professional or write to us at:


The Hartford
P.O. Box 2999
Hartford, CT 06104-299

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GLOSSARY OF SPECIAL TERMS


1933 ACT: Refers to the Securities Act of 1933, as amended.



1940 ACT: Refers to the Investment Company Act of 1940, as amended.


ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.


APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.



BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.


CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

COMPANY (ISSUING COMPANY): either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: the date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

46

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WHERE YOU CAN FIND MORE INFORMATION


We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.



You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.



811-07329

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE (SERIES I)
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2009



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2009

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 27, 2009 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated period then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both included in this Statement of Additional Information. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2008: $56,056,068; 2007:
$82,444,333; and 2006: $51,413,389. HESCO did not retain any of these underwriting commissions.



HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.


Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12-month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for year ended December 31, 2008 follow this page of the SAI. We have included the unaudited quarterly statutory filing for the Company for the period ended March 31, 2009. This statement is included herein as additional information on the financial condition of the issuer. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.



For the most recent quarterly financial statement information for Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account"), as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance and Annuity Company Separate Account VL I as of December 31, 2008, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

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                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS         AIM V.I.
                                            INTERNATIONAL           SMALL/MID-CAP           INTERNATIONAL             CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO      APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                            --                      --                      --                    --
   Class IB                                            --                      --                      --                    --
   Other class                                    890,600                 562,991                 188,566                87,937
                                             ============            ============            ============            ==========
  Cost:
   Class IA                                            --                      --                      --                    --
   Class IB                                            --                      --                      --                    --
   Other class                                $20,315,332              $9,608,863              $4,430,267            $2,185,497
                                             ============            ============            ============            ==========
  Market Value:
   Class IA                                            --                      --                      --                    --
   Class IB                                            --                      --                      --                    --
   Other class                                 $9,734,258              $5,556,724              $2,340,105            $1,485,259
 Due from Hartford Life and Annuity
  Insurance Company                                    --                      94                     482                   324
 Receivable from fund shares sold                  24,887                      --                      --                    --
 Other assets                                           1                      --                      --                    --
                                             ------------            ------------            ------------            ----------
 Total Assets                                   9,759,146               5,556,818               2,340,587             1,485,583
                                             ------------            ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                24,887                      --                      --                    --
 Payable for fund shares purchased                     --                      94                     482                   324
 Other liabilities                                     --                      --                      --                    --
                                             ------------            ------------            ------------            ----------
 Total Liabilities                                 24,887                      94                     482                   324
                                             ------------            ------------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $9,734,259              $5,556,724              $2,340,105            $1,485,259
                                             ============            ============            ============            ==========

                                              AIM V.I.              AIM V.I.               AIM V.I.               AIM V.I.
                                                CORE             INTERNATIONAL           MID CAP CORE            SMALL CAP
                                            EQUITY FUND           GROWTH FUND            EQUITY FUND            EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                      --                    --
   Class IB                                          --                    --                      --                    --
   Other class                                   78,570                18,281               1,547,141               162,645
                                             ==========            ==========            ============            ==========
  Cost:
   Class IA                                          --                    --                      --                    --
   Class IB                                          --                    --                      --                    --
   Other class                               $1,990,568              $427,530             $18,887,722            $2,368,545
                                             ==========            ==========            ============            ==========
  Market Value:
   Class IA                                          --                    --                      --                    --
   Class IB                                          --                    --                      --                    --
   Other class                               $1,551,758              $356,296             $13,289,939            $1,727,293
 Due from Hartford Life and Annuity
  Insurance Company                                  --                    --                  20,974                   491
 Receivable from fund shares sold                    --                     5                      --                    --
 Other assets                                        --                    --                      --                    --
                                             ----------            ----------            ------------            ----------
 Total Assets                                 1,551,758               356,301              13,310,913             1,727,784
                                             ----------            ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                     5                      --                    --
 Payable for fund shares purchased                   --                    --                  20,974                   491
 Other liabilities                                   --                    --                       1                    --
                                             ----------            ----------            ------------            ----------
 Total Liabilities                                   --                     5                  20,975                   491
                                             ----------            ----------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,551,758              $356,296             $13,289,938            $1,727,293
                                             ==========            ==========            ============            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS
                                              AIM V.I.            AMERICAN FUNDS            BLUE CHIP
                                               CAPITAL                 ASSET               INCOME AND          AMERICAN FUNDS
                                          DEVELOPMENT FUND        ALLOCATION FUND          GROWTH FUND            BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                   105,271              5,234,654              5,029,596             5,458,415
                                             ===========            ===========            ===========           ===========
  Cost:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                $1,757,068            $85,326,152            $51,943,534           $61,091,343
                                             ===========            ===========            ===========           ===========
  Market Value:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                  $834,800            $63,234,615            $33,295,927           $51,145,348
 Due from Hartford Life and Annuity
  Insurance Company                                   --                     --                  1,391                 7,218
 Receivable from fund shares sold                     --                 16,344                     --                    --
 Other assets                                         --                     --                     --                    --
                                             -----------            -----------            -----------           -----------
 Total Assets                                    834,800             63,250,959             33,297,318            51,152,566
                                             -----------            -----------            -----------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                 16,344                     --                    --
 Payable for fund shares purchased                    --                     --                  1,392                 7,218
 Other liabilities                                    --                     --                     --                     1
                                             -----------            -----------            -----------           -----------
 Total Liabilities                                    --                 16,344                  1,392                 7,219
                                             -----------            -----------            -----------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $834,800            $63,234,615            $33,295,926           $51,145,347
                                             ===========            ===========            ===========           ===========


                                          AMERICAN FUNDS
                                              GLOBAL             AMERICAN FUNDS          AMERICAN FUNDS        AMERICAN FUNDS
                                            GROWTH FUND           GROWTH FUND          GROWTH-INCOME FUND    INTERNATIONAL FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                      --                      --                   --
   Class IB                                          --                      --                      --                   --
   Other class                                3,059,856               4,232,298               5,360,177            4,330,974
                                            ===========          ==============          ==============          ===========
  Cost:
   Class IA                                          --                      --                      --                   --
   Class IB                                          --                      --                      --                   --
   Other class                              $53,272,092            $212,416,680            $182,342,962          $76,905,659
                                            ===========          ==============          ==============          ===========
  Market Value:
   Class IA                                          --                      --                      --                   --
   Class IB                                          --                      --                      --                   --
   Other class                              $42,470,797            $140,808,542            $129,233,872          $52,794,571
 Due from Hartford Life and Annuity
  Insurance Company                              80,654                 101,613                      --               37,614
 Receivable from fund shares sold                    --                      --                  43,014                   --
 Other assets                                        --                      41                      --                   --
                                            -----------          --------------          --------------          -----------
 Total Assets                                42,551,451             140,910,196             129,276,886           52,832,185
                                            -----------          --------------          --------------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                      --                  43,014                   --
 Payable for fund shares purchased               80,654                 101,613                      --               37,614
 Other liabilities                                    8                      --                      89                   --
                                            -----------          --------------          --------------          -----------
 Total Liabilities                               80,662                 101,613                  43,103               37,614
                                            -----------          --------------          --------------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $42,470,789            $140,808,583            $129,233,783          $52,794,571
                                            ===========          ==============          ==============          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                                  FIDELITY VIP
                                                                   AMERICAN FUNDS           FIDELITY VIP             EQUITY
                                           AMERICAN FUNDS           GLOBAL SMALL           ASSET MANAGER           INCOME FUND
                                           NEW WORLD FUND        CAPITALIZATION FUND         PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                      --                     --                     --
   Class IB                                           --                      --                     --                     --
   Other class                                 1,704,954               1,750,107                134,932              2,150,232
                                             ===========             ===========             ==========            ===========
  Cost:
   Class IA                                           --                      --                     --                     --
   Class IB                                           --                      --                     --                     --
   Other class                               $30,676,616             $31,041,298             $2,268,446            $48,517,462
                                             ===========             ===========             ==========            ===========
  Market Value:
   Class IA                                           --                      --                     --                     --
   Class IB                                           --                      --                     --                     --
   Other class                               $22,965,726             $19,303,682             $1,391,154            $28,294,361
 Due from Hartford Life and Annuity
  Insurance Company                                   --                  25,802                     --                  1,070
 Receivable from fund shares sold                  3,378                      --                     --                     --
 Other assets                                          1                      --                     --                     --
                                             -----------             -----------             ----------            -----------
 Total Assets                                 22,969,105              19,329,484              1,391,154             28,295,431
                                             -----------             -----------             ----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                3,376                      --                     --                     --
 Payable for fund shares purchased                    --                  25,802                     --                  1,070
 Other liabilities                                    --                       8                      1                      1
                                             -----------             -----------             ----------            -----------
 Total Liabilities                                 3,376                  25,810                      1                  1,071
                                             -----------             -----------             ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $22,965,729             $19,303,674             $1,391,153            $28,294,360
                                             ===========             ===========             ==========            ===========


                                            FIDELITY VIP           FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                             CONTRAFUND              OVERSEAS               MID CAP             FREEDOM 2010
                                              PORTFOLIO             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                     --                   --
   Class IB                                           --                    --                     --                   --
   Other class                                 1,479,609               156,091                800,729               33,912
                                             ===========            ==========            ===========             ========
  Cost:
   Class IA                                           --                    --                     --                   --
   Class IB                                           --                    --                     --                   --
   Other class                               $42,675,119            $3,075,967            $25,182,595             $349,364
                                             ===========            ==========            ===========             ========
  Market Value:
   Class IA                                           --                    --                     --                   --
   Class IB                                           --                    --                     --                   --
   Other class                               $22,401,277            $1,899,627            $14,509,207             $278,415
 Due from Hartford Life and Annuity
  Insurance Company                                4,326                    --                  6,911                   --
 Receivable from fund shares sold                     --                    --                     --                   --
 Other assets                                         --                    --                      1                   --
                                             -----------            ----------            -----------             --------
 Total Assets                                 22,405,603             1,899,627             14,516,119              278,415
                                             -----------            ----------            -----------             --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                     --                   --
 Payable for fund shares purchased                 4,326                    --                  6,911                   --
 Other liabilities                                    --                    --                     --                   --
                                             -----------            ----------            -----------             --------
 Total Liabilities                                 4,326                    --                  6,911                   --
                                             -----------            ----------            -----------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $22,401,277            $1,899,627            $14,509,208             $278,415
                                             ===========            ==========            ===========             ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                               FRANKLIN
                                            FIDELITY VIP         FIDELITY VIP            FRANKLIN             SMALL CAP
                                            FREEDOM 2020         FREEDOM 2030             INCOME                VALUE
                                             PORTFOLIO             PORTFOLIO         SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                   --                      --                    --
   Class IB                                         --                   --                      --                    --
   Other class                                  29,335                6,456               2,197,357             1,787,045
                                              ========              =======            ============          ============
  Cost:
   Class IA                                         --                   --                      --                    --
   Class IB                                         --                   --                      --                    --
   Other class                                $270,375              $51,493             $37,254,977           $27,475,751
                                              ========              =======            ============          ============
  Market Value:
   Class IA                                         --                   --                      --                    --
   Class IB                                         --                   --                      --                    --
   Other class                                $225,584              $45,903             $24,918,032           $18,853,326
 Due from Hartford Life and Annuity
  Insurance Company                                 --                   --                   7,722                37,197
 Receivable from fund shares sold                   --                   --                      --                    --
 Other assets                                       --                   --                      --                    --
                                              --------              -------            ------------          ------------
 Total Assets                                  225,584               45,903              24,925,754            18,890,523
                                              --------              -------            ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                   --                      --                    --
 Payable for fund shares purchased                  --                   --                   7,722                37,197
 Other liabilities                                  --                   --                      --                    --
                                              --------              -------            ------------          ------------
 Total Liabilities                                  --                   --                   7,722                37,197
                                              --------              -------            ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $225,584              $45,903             $24,918,032           $18,853,326
                                              ========              =======            ============          ============

                                             FRANKLIN
                                             STRATEGIC                                  TEMPLETON
                                              INCOME            MUTUAL SHARES             GROWTH           MUTUAL DISCOVERY
                                          SECURITIES FUND      SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                    --                    --
   Class IB                                          --                    --                    --                    --
   Other class                                  161,476             3,078,850               955,718               968,111
                                            ===========          ============          ============          ============
  Cost:
   Class IA                                          --                    --                    --                    --
   Class IB                                          --                    --                    --                    --
   Other class                               $1,783,956           $56,111,238           $14,216,612           $21,189,226
                                            ===========          ============          ============          ============
  Market Value:
   Class IA                                          --                    --                    --                    --
   Class IB                                          --                    --                    --                    --
   Other class                               $1,708,421           $36,268,854            $7,836,891           $15,344,560
 Due from Hartford Life and Annuity
  Insurance Company                                  --                84,274                    --                 2,503
 Receivable from fund shares sold                     3                    --                 1,958                    --
 Other assets                                        --                    --                    --                    --
                                            -----------          ------------          ------------          ------------
 Total Assets                                 1,708,424            36,353,128             7,838,849            15,347,063
                                            -----------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   3                    --                 1,958                    --
 Payable for fund shares purchased                   --                84,274                    --                 2,503
 Other liabilities                                   --                    --                    --                     2
                                            -----------          ------------          ------------          ------------
 Total Liabilities                                    3                84,274                 1,958                 2,505
                                            -----------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,708,421           $36,268,854            $7,836,891           $15,344,558
                                            ===========          ============          ============          ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                             HARTFORD                HARTFORD
                                              TEMPLETON              HARTFORD                 TOTAL                  CAPITAL
                                            GLOBAL INCOME            ADVISERS              RETURN BOND             APPRECIATION
                                           SECURITIES FUND           HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --              5,299,750              11,484,882               5,808,009
   Class IB                                           --                     --                      --                      --
   Other class                                   559,921                     --                      --                      --
                                             ===========            ===========            ============            ============
  Cost:
   Class IA                                           --            $125,875,631           $130,782,920            $272,875,407
   Class IB                                           --                     --                      --                      --
   Other class                                $9,562,551                     --                      --                      --
                                             ===========            ===========            ============            ============
  Market Value:
   Class IA                                           --            $72,552,413            $109,602,074            $147,174,955
   Class IB                                           --                     --                      --                      --
   Other class                                $9,574,652                     --                      --                      --
 Due from Hartford Life and Annuity
  Insurance Company                                   38                     --                      --                  28,607
 Receivable from fund shares sold                     --                  1,965                  28,324                      --
 Other assets                                         --                     14                      --                      18
                                             -----------            -----------            ------------            ------------
 Total Assets                                  9,574,690             72,554,392             109,630,398             147,203,580
                                             -----------            -----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                  1,965                  28,324                      --
 Payable for fund shares purchased                    38                     --                      --                  28,607
 Other liabilities                                    --                     --                      17                      --
                                             -----------            -----------            ------------            ------------
 Total Liabilities                                    38                  1,965                  28,341                  28,607
                                             -----------            -----------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $9,574,652            $72,552,427            $109,602,057            $147,174,973
                                             ===========            ===========            ============            ============

                                              HARTFORD              HARTFORD
                                              DIVIDEND               GLOBAL               HARTFORD              HARTFORD
                                             AND GROWTH             ADVISERS            GLOBAL EQUITY         GLOBAL GROWTH
                                              HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (A)(B)        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    6,294,759               98,584               142,574                77,704
   Class IB                                           --                   --                    --                    --
   Other class                                        --                   --                    --                    --
                                             ===========            =========             =========             =========
  Cost:
   Class IA                                  $124,125,888           $1,209,145            $1,343,775            $1,115,842
   Class IB                                           --                   --                    --                    --
   Other class                                        --                   --                    --                    --
                                             ===========            =========             =========             =========
  Market Value:
   Class IA                                  $90,441,753             $838,334              $877,685              $790,550
   Class IB                                           --                   --                    --                    --
   Other class                                        --                   --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                               18,955                   --                    --                   300
 Receivable from fund shares sold                     --                4,312                    --                    --
 Other assets                                         --                   --                    --                     1
                                             -----------            ---------             ---------             ---------
 Total Assets                                 90,460,708              842,646               877,685               790,851
                                             -----------            ---------             ---------             ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                4,312                    --                    --
 Payable for fund shares purchased                18,955                   --                    --                   300
 Other liabilities                                     7                   --                    --                    --
                                             -----------            ---------             ---------             ---------
 Total Liabilities                                18,962                4,312                    --                   300
                                             -----------            ---------             ---------             ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $90,441,746             $838,334              $877,685              $790,551
                                             ===========            =========             =========             =========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD                                    HARTFORD
                                            DISCIPLINED              GROWTH               HARTFORD           INTERNATIONAL
                                               EQUITY            OPPORTUNITIES             INDEX             SMALL COMPANY
                                              HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    1,371,218             1,035,197             2,198,477             1,029,926
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                  $16,238,276           $29,181,709           $70,701,011           $15,193,469
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                  $11,594,396           $17,654,225           $41,230,060            $8,547,375
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                  317                26,960                    --                    --
 Receivable from fund shares sold                     --                    --                 1,042                 2,205
 Other assets                                          7                    --                     4                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                 11,594,720            17,681,185            41,231,106             8,549,580
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                 1,042                 2,205
 Payable for fund shares purchased                   317                26,960                    --                    --
 Other liabilities                                    --                     1                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                   317                26,961                 1,042                 2,205
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $11,594,403           $17,654,224           $41,230,064            $8,547,375
                                            ============          ============          ============          ============

                                              HARTFORD
                                           INTERNATIONAL            HARTFORD              HARTFORD              HARTFORD
                                           OPPORTUNITIES             MIDCAP             MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    3,879,794             3,341,328             1,788,443           126,471,186
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                  $51,624,114           $74,714,176           $20,936,700          $126,471,186
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                  $32,595,957           $54,160,593           $10,402,729          $126,471,186
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                               23,995                 6,889                 1,231                    --
 Receivable from fund shares sold                     --                    --                    --                16,294
 Other assets                                         --                    10                    --                    40
                                            ------------          ------------          ------------          ------------
 Total Assets                                 32,619,952            54,167,492            10,403,960           126,487,520
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                    --                16,294
 Payable for fund shares purchased                23,995                 6,889                 1,231                    --
 Other liabilities                                     8                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                24,003                 6,889                 1,231                16,294
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $32,595,949           $54,160,603           $10,402,729          $126,471,226
                                            ============          ============          ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                             HARTFORD               HARTFORD
                                               HARTFORD               HARTFORD            U.S. GOVERNMENT             VALUE
                                            SMALL COMPANY               STOCK               SECURITIES            OPPORTUNITIES
                                               HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT (A)(C)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     2,441,284              2,527,943              1,574,531                976,470
   Class IB                                            --                     --                     --                     --
   Other class                                         --                     --                     --                     --
                                             ============            ===========            ===========            ===========
  Cost:
   Class IA                                   $38,683,496            $143,172,372           $16,822,031            $16,896,651
   Class IB                                            --                     --                     --                     --
   Other class                                         --                     --                     --                     --
                                             ============            ===========            ===========            ===========
  Market Value:
   Class IA                                   $26,871,317            $65,382,548            $16,046,908             $8,567,705
   Class IB                                            --                     --                     --                     --
   Other class                                         --                     --                     --                     --
 Due from Hartford Life and Annuity
  Insurance Company                                32,176                     --                    408                  3,772
 Receivable from fund shares sold                      --                 39,389                     --                     --
 Other assets                                           2                     14                     --                     --
                                             ------------            -----------            -----------            -----------
 Total Assets                                  26,903,495             65,421,951             16,047,316              8,571,477
                                             ------------            -----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                 39,389                     --                     --
 Payable for fund shares purchased                 32,176                     --                    408                  3,772
 Other liabilities                                     --                     --                     --                     --
                                             ------------            -----------            -----------            -----------
 Total Liabilities                                 32,176                 39,389                    408                  3,772
                                             ------------            -----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $26,871,319            $65,382,562            $16,046,908             $8,567,705
                                             ============            ===========            ===========            ===========

                                                                                       LORD ABBETT
                                             LORD ABBETT          LORD ABBETT            GROWTH &
                                           AMERICA'S VALUE       BOND-DEBENTURE           INCOME            MFS INVESTORS
                                              PORTFOLIO            PORTFOLIO            PORTFOLIO            TRUST SERIES
                                             SUB-ACCOUNT        SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                  --                    --                    --
   Class IB                                           --                  --                    --                    --
   Other class                                   521,019              70,133               303,312                88,963
                                             ===========            ========            ==========            ==========
  Cost:
   Class IA                                           --                  --                    --                    --
   Class IB                                           --                  --                    --                    --
   Other class                                $7,551,768            $720,181            $8,422,895            $1,570,037
                                             ===========            ========            ==========            ==========
  Market Value:
   Class IA                                           --                  --                    --                    --
   Class IB                                           --                  --                    --                    --
   Other class                                $5,225,821            $625,590            $5,238,191            $1,302,419
 Due from Hartford Life and Annuity
  Insurance Company                                  596                  --                   529                    --
 Receivable from fund shares sold                     --                   2                    --                    --
 Other assets                                         --                  --                    --                    --
                                             -----------            --------            ----------            ----------
 Total Assets                                  5,226,417             625,592             5,238,720             1,302,419
                                             -----------            --------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                   2                    --                    --
 Payable for fund shares purchased                   596                  --                   529                    --
 Other liabilities                                    --                  --                    --                    --
                                             -----------            --------            ----------            ----------
 Total Liabilities                                   596                   2                   529                    --
                                             -----------            --------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $5,225,821            $625,590            $5,238,191            $1,302,419
                                             ===========            ========            ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                           VAN KAMPEN -- UIF
                                              MFS NEW              MFS TOTAL             MFS VALUE           MID CAP GROWTH
                                          DISCOVERY SERIES       RETURN SERIES             SERIES              PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                   263,424             1,477,638               203,053                60,643
                                            ============          ============          ============          ============
  Cost:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $3,751,629           $30,247,979            $2,080,637              $449,022
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $2,167,981           $22,785,180            $1,981,796              $349,908
 Due from Hartford Life and Annuity
  Insurance Company                                7,306                    --                    --                    --
 Receivable from fund shares sold                     --                36,739                    10                     2
 Other assets                                         --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                  2,175,287            22,821,919             1,981,806               349,910
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                36,739                    10                     2
 Payable for fund shares purchased                 7,306                    --                    --                    --
 Other liabilities                                    --                     1                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                 7,306                36,740                    10                     2
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $2,167,981           $22,785,179            $1,981,796              $349,908
                                            ============          ============          ============          ============

                                                                  OPPENHEIMER           OPPENHEIMER
                                            U.S. MID CAP            CAPITAL                GLOBAL             OPPENHEIMER
                                               VALUE           APPRECIATION FUND      SECURITIES FUND       MAIN STREET FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                   183,431                81,588               277,099                77,227
                                            ============          ============          ============          ============
  Cost:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $2,482,923            $3,217,596            $9,232,457            $1,777,912
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $1,401,416            $2,073,956            $5,547,521            $1,113,613
 Due from Hartford Life and Annuity
  Insurance Company                                   --                   170                   513                   174
 Receivable from fund shares sold                      2                    --                    --                    --
 Other assets                                         --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                  1,401,418             2,074,126             5,548,034             1,113,787
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    2                    --                    --                    --
 Payable for fund shares purchased                    --                   170                   513                   174
 Other liabilities                                    --                    --                     1                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                     2                   170                   514                   174
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $1,401,416            $2,073,956            $5,547,520            $1,113,613
                                            ============          ============          ============          ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER            PUTNAM VT            PUTNAM VT            PUTNAM VT
                                            MAIN STREET           DIVERSIFIED          GLOBAL ASSET            GLOBAL
                                           SMALL CAP FUND         INCOME FUND        ALLOCATION FUND        EQUITY FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                116,767              39,985               474,098
   Class IB                                         --                 97,411                  --                37,139
   Other class                                  23,507                     --                  --                    --
                                              ========             ==========            ========            ==========
  Cost:
   Class IA                                         --             $1,192,221            $737,322            $8,768,700
   Class IB                                         --                659,538                  --               377,066
   Other class                                $301,144                     --                  --                    --
                                              ========             ==========            ========            ==========
  Market Value:
   Class IA                                         --               $667,911            $434,635            $3,697,964
   Class IB                                         --                553,297                  --               287,454
   Other class                                $247,768                     --                  --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                 --                     --                  --                    --
 Receivable from fund shares sold                    5                     --                  --                 3,304
 Other assets                                       --                     --                  --                    --
                                              --------             ----------            --------            ----------
 Total Assets                                  247,773              1,221,208             434,635             3,988,722
                                              --------             ----------            --------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  5                     --                  --                 3,304
 Payable for fund shares purchased                  --                     --                  --                    --
 Other liabilities                                  --                     --                  --                    --
                                              --------             ----------            --------            ----------
 Total Liabilities                                   5                     --                  --                 3,304
                                              --------             ----------            --------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $247,768             $1,221,208            $434,635            $3,985,418
                                              ========             ==========            ========            ==========

                                              PUTNAM VT             PUTNAM VT              PUTNAM VT
                                             GROWTH AND               HEALTH                 HIGH                 PUTNAM VT
                                             INCOME FUND          SCIENCES FUND           YIELD FUND             INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    1,109,719               137,409              1,664,099                892,833
   Class IB                                       90,377                    --              1,357,454                749,814
   Other class                                        --                    --                     --                     --
                                             ===========            ==========            ===========            ===========
  Cost:
   Class IA                                  $28,066,969            $1,410,150            $14,370,367            $11,356,624
   Class IB                                    2,047,057                    --             10,073,761              9,316,323
   Other class                                        --                    --                     --                     --
                                             ===========            ==========            ===========            ===========
  Market Value:
   Class IA                                  $12,806,158            $1,526,616             $8,353,776             $8,053,352
   Class IB                                    1,036,620                    --              6,760,122              6,718,336
   Other class                                        --                    --                     --                     --
 Due from Hartford Life and Annuity
  Insurance Company                                   --                    --                     --                     --
 Receivable from fund shares sold                  3,180                 4,104                    346                 23,456
 Other assets                                         --                    --                     --                     --
                                             -----------            ----------            -----------            -----------
 Total Assets                                 13,845,958             1,530,720             15,114,244             14,795,144
                                             -----------            ----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                3,180                 4,104                    346                 23,456
 Payable for fund shares purchased                    --                    --                     --                     --
 Other liabilities                                    --                    --                     --                     --
                                             -----------            ----------            -----------            -----------
 Total Liabilities                                 3,180                 4,104                    346                 23,456
                                             -----------            ----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $13,842,778            $1,526,616            $15,113,898            $14,771,688
                                             ===========            ==========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL           PUTNAM VT             PUTNAM VT
                                             GROWTH AND          INTERNATIONAL       INTERNATIONAL NEW         PUTNAM VT
                                            INCOME FUND           EQUITY FUND        OPPORTUNITIES FUND      INVESTORS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      126,214             1,628,338                50,455               138,436
   Class IB                                           --               416,282                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                   $1,796,727           $26,974,964              $941,329            $1,675,873
   Class IB                                           --             6,184,140                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                     $908,738           $14,589,910              $588,816              $967,670
   Class IB                                           --             3,700,746                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                   --                    --                    --                    --
 Receivable from fund shares sold                     --                 9,205                     6                 5,530
 Other assets                                         --                     1                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                    908,738            18,299,862               588,822               973,200
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                 9,205                     6                 5,530
 Payable for fund shares purchased                    --                    --                    --                    --
 Other liabilities                                    --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                    --                 9,205                     6                 5,530
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $908,738           $18,290,657              $588,816              $967,670
                                            ============          ============          ============          ============


                                             PUTNAM VT             PUTNAM VT             PUTNAM VT             PUTNAM VT
                                               MONEY                  NEW                   NEW              OTC & EMERGING
                                            MARKET FUND        OPPORTUNITIES FUND        VALUE FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      202,497               556,119               198,790                98,469
   Class IB                                           --                63,981                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                     $202,497           $16,613,295            $2,400,829            $1,627,043
   Class IB                                           --             1,072,683                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                     $202,497            $7,335,210            $1,335,871              $447,047
   Class IB                                           --               830,467                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                   --                    --                    --                    --
 Receivable from fund shares sold                     --                   229                    --                    --
 Other assets                                         --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                    202,497             8,165,906             1,335,871               447,047
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                   229                    --                    --
 Payable for fund shares purchased                    --                    --                    --                    --
 Other liabilities                                    --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                    --                   229                    --                    --
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $202,497            $8,165,677            $1,335,871              $447,047
                                            ============          ============          ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT              PUTNAM VT                PUTNAM VT
                                             SMALL CAP          THE GEORGE PUTNAM      UTILITIES GROWTH AND         PUTNAM VT
                                            VALUE FUND           FUND OF BOSTON             INCOME FUND             VISTA FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                184,910                   94,921                 68,825
   Class IB                                     399,015                     --                       --                     --
   Other class                                       --                     --                       --                     --
                                            ===========            ===========              ===========             ==========
  Cost:
   Class IA                                          --             $1,928,936               $1,581,514             $1,210,522
   Class IB                                  $7,591,357                     --                       --                     --
   Other class                                       --                     --                       --                     --
                                            ===========            ===========              ===========             ==========
  Market Value:
   Class IA                                          --             $1,063,234               $1,358,315               $585,012
   Class IB                                  $3,403,598                     --                       --                     --
   Other class                                       --                     --                       --                     --
 Due from Hartford Life and Annuity
  Insurance Company                               1,610                     --                       --                     --
 Receivable from fund shares sold                    --                     --                       --                  5,489
 Other assets                                        --                     --                       --                     --
                                            -----------            -----------              -----------             ----------
 Total Assets                                 3,405,208              1,063,234                1,358,315                590,501
                                            -----------            -----------              -----------             ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                     --                       --                  5,489
 Payable for fund shares purchased                1,610                     --                       --                     --
 Other liabilities                                   --                     --                       --                     --
                                            -----------            -----------              -----------             ----------
 Total Liabilities                                1,610                     --                       --                  5,489
                                            -----------            -----------              -----------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $3,403,598             $1,063,234               $1,358,315               $585,012
                                            ===========            ===========              ===========             ==========

                                                                                                               VAN KAMPEN
                                                                    PUTNAM VT             PUTNAM VT         LIFE INVESTMENT
                                             PUTNAM VT               CAPITAL               EQUITY            TRUST COMSTOCK
                                            VOYAGER FUND       OPPORTUNITIES FUND        INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      745,721                    --                    --                    --
   Class IB                                       55,181               383,972               436,020                    --
   Other class                                        --                    --                    --             1,451,157
                                            ============           ===========           ===========          ============
  Cost:
   Class IA                                  $37,188,141                    --                    --                    --
   Class IB                                    1,428,356            $5,729,707            $5,588,729                    --
   Other class                                        --                    --                    --           $19,358,556
                                            ============           ===========           ===========          ============
  Market Value:
   Class IA                                  $15,018,826                    --                    --                    --
   Class IB                                    1,102,509            $3,375,113            $4,216,312                    --
   Other class                                        --                    --                    --           $11,928,514
 Due from Hartford Life and Annuity
  Insurance Company                                   --                     7                   196                10,914
 Receivable from fund shares sold                  6,450                    --                    --                    --
 Other assets                                         --                    --                    --                    --
                                            ------------           -----------           -----------          ------------
 Total Assets                                 16,127,785             3,375,120             4,216,508            11,939,428
                                            ------------           -----------           -----------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                6,450                    --                    --                    --
 Payable for fund shares purchased                    --                     7                   196                10,914
 Other liabilities                                    --                    --                    --                     1
                                            ------------           -----------           -----------          ------------
 Total Liabilities                                 6,450                     7                   196                10,915
                                            ------------           -----------           -----------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $16,121,335            $3,375,113            $4,216,312           $11,928,513
                                            ============           ===========           ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL 1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                      UNITS                MINIMUM                    MAXIMUM
                                                     OWNED BY                UNIT                       UNIT           CONTRACT
                                                   PARTICIPANTS          FAIR VALUE #               FAIR VALUE #       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY SUB-ACCOUNT):
AllianceBernstein VPS International Value
 Portfolio -- Class B                                1,602,576             $6.074134        to        $6.074134        $9,734,259
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio -- Class B                                  741,924              7.489616        to         7.489616         5,556,724
AllianceBernstein VPS International Growth
 Portfolio -- Class B                                  390,722              5.989175        to         5.989175         2,340,105
AIM V.I. Capital Appreciation Fund -- Class
 S1                                                    204,743              7.254268        to         7.254268         1,485,259
AIM V.I. Core Equity Fund -- Class S1                  141,615             10.957579        to        10.957579         1,551,758
AIM V.I. International Growth Fund -- Class
 S1                                                     54,856              6.495072        to         6.495072           356,296
AIM V.I. Mid Cap Core Equity Fund -- Class
 S1                                                  1,093,334             12.155426        to        12.155426        13,289,938
AIM V.I. Small Cap Equity Fund -- Class S1             195,093              8.853684        to         8.853684         1,727,293
AIM V.I. Capital Development Fund -- Class
 S1                                                    118,371              7.052376        to         7.052376           834,800
American Funds Asset Allocation Fund -- Class
 2                                                   5,614,716             11.262300        to        11.262300        63,234,615
American Funds Blue Chip Income and Growth
 Fund -- Class 2                                     3,206,911             10.382553        to        10.382553        33,295,926
American Funds Bond Fund -- Class 2                  4,604,691             11.107228        to        11.107228        51,145,347
American Funds Global Growth Fund -- Class 2        40,130,537              1.058316        to         1.058316        42,470,789
American Funds Growth Fund -- Class 2               189,655,749             0.742443        to         0.742443       140,808,583
American Funds Growth-Income Fund -- Class 2        135,621,416             0.952901        to         0.952901       129,233,783
American Funds International Fund -- Class 2         3,509,365             15.043908        to        15.043908        52,794,571
American Funds New World Fund -- Class 2             1,275,691             18.002579        to        18.002579        22,965,729
American Funds Global Small Capitalization
 Fund -- Class 2                                    16,823,811              1.147402        to         1.147402        19,303,674
Fidelity VIP Asset Manager Portfolio -- Class
 INIT                                                  743,264              1.871681        to         1.871681         1,391,153
Fidelity VIP Equity Income Fund Portfolio --
 Class INIT                                         13,017,857              1.919982        to         1.919982        24,994,051
Fidelity VIP Equity Income Fund Portfolio --
 Class SRV2                                            457,403              7.215315        to         7.215315         3,300,309
Fidelity VIP Contrafund Portfolio -- Class
 SRV2                                                2,797,455              8.007735        to         8.007735        22,401,277
Fidelity VIP Overseas Portfolio -- Class
 INIT                                                1,134,846              1.673907        to         1.673907         1,899,627
Fidelity VIP Mid Cap Portfolio -- Class SRV2         1,742,992              8.324310        to         8.324310        14,509,208
Fidelity VIP Freedom 2010 Portfolio -- Class
 SRV2                                                   35,646              7.810650        to         7.810650           278,415
Fidelity VIP Freedom 2020 Portfolio -- Class
 SRV2                                                   31,464              7.169550        to         7.169550           225,584
Fidelity VIP Freedom 2030 Portfolio -- Class
 SRV2                                                    6,844              6.707483        to         6.707483            45,903
Franklin Income Securities Fund -- Class 2           2,983,512              8.351913        to         8.351913        24,918,032
Franklin Small Cap Value Securities Fund --
 Class 2                                             1,504,562             12.530774        to        12.530774        18,853,326
Franklin Strategic Income Securities Fund --
 Class 1                                               192,923              8.855462        to         8.855462         1,708,421
Mutual Shares Securities Fund -- Class 2             3,323,687             10.912235        to        10.912235        36,268,854
Templeton Growth Securities Fund -- Class 2          1,136,464              6.895852        to         6.895852         7,836,891
Mutual Discovery Securities Fund -- Class 2          1,677,235              9.148724        to         9.148724        15,344,558
Templeton Global Income Securities Fund --
 Class 2                                               818,967             11.691131        to        11.691131         9,574,652
Hartford Advisers HLS Fund -- Class IA              31,141,455              2.329770        to         2.329770        72,552,427
Hartford Total Return Bond HLS Fund -- Class
 IA                                                 47,985,924              2.284046        to         2.284046       109,602,057
Hartford Capital Appreciation HLS Fund --
 Class IA                                           35,247,202              4.175508        to         4.175508       147,174,973
Hartford Dividend and Growth HLS Fund --
 Class IA                                           30,391,567              2.975883        to         2.975883        90,441,746
Hartford Global Advisers HLS Fund -- Class
 IA                                                    694,602              1.206928        to         1.206928           838,334
Hartford Global Equity HLS Fund -- Class IA            143,976              6.096042        to         6.096042           877,685
Hartford Global Growth HLS Fund -- Class IA          1,029,113              0.768187        to         0.768187           790,551
Hartford Disciplined Equity HLS Fund -- Class
 IA                                                 11,115,471              1.043087        to         1.043087        11,594,403
Hartford Growth Opportunities HLS Fund --
 Class IA                                            1,359,332             12.987431        to        12.987431        17,654,224
Hartford Index HLS Fund -- Class IA                 16,554,257              2.490602        to         2.490602        41,230,064
Hartford International Small Company HLS Fund
 -- Class IA                                           588,463             14.524923        to        14.524923         8,547,375
Hartford International Opportunities HLS Fund
 -- Class IA                                        15,036,419              2.167800        to         2.167800        32,595,949
Hartford MidCap HLS Fund -- Class IA                19,984,268              2.710162        to         2.710162        54,160,603
Hartford MidCap Value HLS Fund -- Class IA             896,735             11.600671        to        11.600671        10,402,729
Hartford Money Market HLS Fund -- Class IA          70,437,691              1.795505        to         1.795505       126,471,226
Hartford Small Company HLS Fund -- Class IA         17,770,074              1.512167        to         1.512167        26,871,319
Hartford Stock HLS Fund -- Class IA                 28,223,648              2.316588        to         2.316588        65,382,562
Hartford U.S. Government Securities HLS Fund
 -- Class IA                                         1,611,560              9.957373        to         9.957373        16,046,908
Hartford Value Opportunities HLS Fund --
 Class IA                                              821,886             10.424442        to        10.424442         8,567,705
Lord Abbett America's Value Portfolio --
 Class VC                                              598,557              8.730699        to         8.730699         5,225,821
Lord Abbett Bond-Debenture Portfolio -- Class
 VC                                                     74,185              8.432890        to         8.432890           625,590
Lord Abbett Growth & Income Portfolio --
 Class VC                                              654,919              7.998229        to         7.998229         5,238,191
MFS Investors Trust Series -- Class INIT               149,591              8.706510        to         8.706510         1,302,419
MFS New Discovery Series -- Class INIT                 226,626              9.566346        to         9.566346         2,167,981
MFS Total Return Series -- Class INIT                2,034,439             11.199735        to        11.199735        22,785,179

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL 1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                      UNITS                MINIMUM                    MAXIMUM
                                                     OWNED BY                UNIT                       UNIT           CONTRACT
                                                   PARTICIPANTS          FAIR VALUE #               FAIR VALUE #       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series -- Class INIT                         268,898             $7.370068        to        $7.370068        $1,981,796
Van Kampen -- UIF Mid Cap Growth Portfolio --
 Class II                                               59,212              5.909437        to         5.909437           349,908
U.S. Mid Cap Value -- Class II                         222,373              6.302084        to         6.302084         1,401,416
Oppenheimer Capital Appreciation Fund --
 Class SRV                                             298,920              6.938164        to         6.938164         2,073,956
Oppenheimer Global Securities Fund -- Class
 SRV                                                   697,204              7.956807        to         7.956807         5,547,520
Oppenheimer Main Street Fund -- Class SRV              146,474              7.602822        to         7.602822         1,113,613
Oppenheimer Main Street Small Cap Fund --
 Class SRV                                              36,241              6.836775        to         6.836775           247,768
Putnam VT Diversified Income Fund -- Class
 IA                                                     44,620             14.968756        to        14.968756           667,911
Putnam VT Diversified Income Fund -- Class
 IB                                                     76,940              7.191250        to         7.191250           553,297
Putnam VT Global Asset Allocation Fund --
 Class IA                                               21,967             19.786145        to        19.786145           434,635
Putnam VT Global Equity Fund -- Class IA               207,202             17.847130        to        17.847130         3,697,964
Putnam VT Global Equity Fund -- Class IB                27,320             10.521629        to        10.521629           287,454
Putnam VT Growth and Income Fund -- Class IA           594,368             21.545827        to        21.545827        12,806,158
Putnam VT Growth and Income Fund -- Class IB           116,863              8.870392        to         8.870392         1,036,620
Putnam VT Health Sciences Fund -- Class IA             128,139             11.913774        to        11.913774         1,526,616
Putnam VT High Yield Fund -- Class IA                  434,652             19.219456        to        19.219456         8,353,776
Putnam VT High Yield Fund -- Class IB                  645,728             10.468992        to        10.468992         6,760,122
Putnam VT Income Fund -- Class IA                      470,042             17.133269        to        17.133269         8,053,351
Putnam VT Income Fund -- Class IB                      754,686              8.902167        to         8.902167         6,718,337
Putnam VT International Growth and Income
 Fund -- Class IA                                       75,590             12.021934        to        12.021934           908,738
Putnam VT International Equity Fund -- Class
 IA                                                  1,187,744             12.283717        to        12.283717        14,589,911
Putnam VT International Equity Fund -- Class
 IB                                                    308,976             11.977464        to        11.977464         3,700,746
Putnam VT International New Opportunities
 Fund -- Class IA                                       52,541             11.206894        to        11.206894           588,816
Putnam VT Investors Fund -- Class IA                   137,322              7.046749        to         7.046749           967,670
Putnam VT Money Market Fund -- Class IA                112,744              1.796082        to         1.796082           202,497
Putnam VT New Opportunities Fund -- Class IA           460,582             15.925954        to        15.925954         7,335,210
Putnam VT New Opportunities Fund -- Class IB            84,489              9.829288        to         9.829288           830,467
Putnam VT New Value Fund -- Class IA                   116,609             11.455993        to        11.455993         1,335,871
Putnam VT OTC & Emerging Growth Fund -- Class
 IA                                                     91,129              4.905646        to         4.905646           447,047
Putnam VT Small Cap Value Fund -- Class IB             544,907              6.246201        to         6.246201         3,403,598
Putnam VT The George Putnam Fund of Boston --
 Class IA                                              110,984              9.580101        to         9.580101         1,063,234
Putnam VT Utilities Growth and Income Fund --
 Class IA                                               51,166             26.547468        to        26.547468         1,358,315
Putnam VT Vista Fund -- Class IA                        75,543              7.744085        to         7.744085           585,012
Putnam VT Voyager Fund -- Class IA                     697,318             21.538000        to        21.538000        15,018,826
Putnam VT Voyager Fund -- Class IB                     126,419              8.721088        to         8.721088         1,102,509
Putnam VT Capital Opportunities Fund -- Class
 IB                                                    319,244             10.572218        to        10.572218         3,375,113
Putnam VT Equity Income Fund -- Class IB               372,379             11.322627        to        11.322627         4,216,312
Van Kampen Life Investment Trust Comstock
 Portfolio -- Class II                               1,579,258              7.553239        to         7.553239        11,928,513

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS        AIM V.I.
                                            INTERNATIONAL          SMALL/MID-CAP          INTERNATIONAL             CAPITAL
                                           VALUE PORTFOLIO        VALUE PORTFOLIO       GROWTH PORTFOLIO       APPRECIATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $122,828                $30,074                   $ --                   $ --
                                             -----------            -----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (71,371)               (19,655)               (54,702)                 1,585
 Net realized gain on distributions              878,749                708,311                 48,447                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (10,751,280)            (3,632,053)            (1,774,297)              (963,907)
                                             -----------            -----------            -----------            -----------
  Net gain (loss) on investments              (9,943,902)            (2,943,397)            (1,780,552)              (962,322)
                                             -----------            -----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(9,821,074)           $(2,913,323)           $(1,780,552)             $(962,322)
                                             ===========            ===========            ===========            ===========

                                              AIM V.I.               AIM V.I.               AIM V.I.               AIM V.I.
                                                CORE               INTERNATIONAL          MID CAP CORE             SMALL CAP
                                             EQUITY FUND            GROWTH FUND            EQUITY FUND            EQUITY FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (A)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $44,434                 $2,332               $264,569                   $ --
                                             -----------            -----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (4,708)                    59               (135,611)                (6,594)
 Net realized gain on distributions                   --                  5,639              1,924,026                  6,940
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (637,599)               (71,234)            (7,272,250)              (647,809)
                                             -----------            -----------            -----------            -----------
  Net gain (loss) on investments                (642,307)               (65,536)            (5,483,835)              (647,463)
                                             -----------            -----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $(597,873)              $(63,204)           $(5,219,266)             $(647,463)
                                             ===========            ===========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                           AMERICAN FUNDS
                                               AIM V.I.             AMERICAN FUNDS            BLUE CHIP
                                               CAPITAL                  ASSET                INCOME AND           AMERICAN FUNDS
                                           DEVELOPMENT FUND        ALLOCATION FUND           GROWTH FUND            BOND FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $ --              $2,062,706               $914,812            $3,129,287
                                            --------------          --------------          -------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (40,413)               (566,358)                20,119              (140,569)
 Net realized gain on distributions                162,177               3,238,315              2,973,663               143,372
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (863,707)            (31,560,930)           (22,676,450)           (8,588,408)
                                            --------------          --------------          -------------          ------------
  Net gain (loss) on investments                  (741,943)            (28,888,973)           (19,682,668)           (8,585,605)
                                            --------------          --------------          -------------          ------------
  Net increase (decrease) in net
   assets resulting from operations              $(741,943)           $(26,826,267)          $(18,767,856)          $(5,456,318)
                                            ==============          ==============          =============          ============


                                           AMERICAN FUNDS
                                               GLOBAL             AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND        GROWTH-INCOME FUND     INTERNATIONAL FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,064,959             $1,709,457             $3,092,865             $1,456,544
                                            -------------          -------------          -------------          -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (286,208)              (113,470)              (355,575)              (106,543)
 Net realized gain on distributions             4,874,931             22,937,440             11,681,841             10,011,385
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (32,247,700)          (132,229,540)           (93,334,897)           (49,467,396)
                                            -------------          -------------          -------------          -------------
  Net gain (loss) on investments              (27,658,977)          (109,405,570)           (82,008,631)           (39,562,554)
                                            -------------          -------------          -------------          -------------
  Net increase (decrease) in net
   assets resulting from operations          $(26,594,018)         $(107,696,113)          $(78,915,766)          $(38,106,010)
                                            =============          =============          =============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                           FIDELITY VIP
                                                                 AMERICAN FUNDS       FIDELITY VIP            EQUITY
                                           AMERICAN FUNDS         GLOBAL SMALL        ASSET MANAGER        INCOME FUND
                                           NEW WORLD FUND     CAPITALIZATION FUND       PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $501,503                  $ --            $48,935            $1,033,969
                                            ------------          ------------          ---------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (439,055)             (453,571)           (77,250)           (1,215,901)
 Net realized gain on distributions            2,688,812             4,506,709            219,483                44,395
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (19,950,463)          (26,579,838)          (824,947)          (21,753,015)
                                            ------------          ------------          ---------          ------------
  Net gain (loss) on investments             (17,700,706)          (22,526,700)          (682,714)          (22,924,521)
                                            ------------          ------------          ---------          ------------
  Net increase (decrease) in net
   assets resulting from operations         $(17,199,203)         $(22,526,700)         $(633,779)         $(21,890,552)
                                            ============          ============          =========          ============


                                            FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                             CONTRAFUND            OVERSEAS              MID CAP           FREEDOM 2010
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $257,205              $74,090              $44,974             $9,076
                                            ------------          -----------          -----------           --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (1,686)             (46,000)             (42,310)             3,462
 Net realized gain on distributions              746,062              353,301            2,841,567              8,568
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (16,262,432)          (1,936,522)         (11,716,108)           (70,949)
                                            ------------          -----------          -----------           --------
  Net gain (loss) on investments             (15,518,056)          (1,629,221)          (8,916,851)           (58,919)
                                            ------------          -----------          -----------           --------
  Net increase (decrease) in net
   assets resulting from operations         $(15,260,851)         $(1,555,131)         $(8,871,877)          $(49,843)
                                            ============          ===========          ===========           ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                             FRANKLIN
                                           FIDELITY VIP         FIDELITY VIP           FRANKLIN             SMALL CAP
                                           FREEDOM 2020         FREEDOM 2030            INCOME                VALUE
                                             PORTFOLIO           PORTFOLIO         SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (A)     SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $6,622              $1,312             $1,554,156              $281,292
                                             ---------            --------           ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (28)                 (6)               (34,830)              (47,401)
 Net realized gain on distributions              7,920               2,613                650,761             1,948,180
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (44,791)             (5,590)           (12,261,829)          (11,231,764)
                                             ---------            --------           ------------          ------------
  Net gain (loss) on investments               (36,899)             (2,983)           (11,645,898)           (9,330,985)
                                             ---------            --------           ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations           $(30,277)            $(1,671)          $(10,091,742)          $(9,049,693)
                                             =========            ========           ============          ============

                                             FRANKLIN
                                             STRATEGIC                                  TEMPLETON
                                              INCOME            MUTUAL SHARES            GROWTH          MUTUAL DISCOVERY
                                          SECURITIES FUND      SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $3,022             $1,455,882             $180,525             $406,527
                                             ---------           ------------          -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (3,430)               (79,745)             (30,277)             (47,119)
 Net realized gain on distributions                105              2,070,752              711,379              761,610
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (75,535)           (24,378,417)          (6,220,830)          (6,725,842)
                                             ---------           ------------          -----------          -----------
  Net gain (loss) on investments               (78,860)           (22,387,410)          (5,539,728)          (6,011,351)
                                             ---------           ------------          -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations           $(75,838)          $(20,931,528)         $(5,359,203)         $(5,604,824)
                                             =========           ============          ===========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         HARTFORD          HARTFORD
                                             TEMPLETON             HARTFORD               TOTAL             CAPITAL
                                           GLOBAL INCOME           ADVISERS            RETURN BOND       APPRECIATION
                                          SECURITIES FUND          HLS FUND              HLS FUND          HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $255,674             $2,927,136            $8,002,571         $4,106,877
                                             ---------           ------------          ------------      -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   3,565             (1,119,368)             (407,926)        (1,451,504)
 Net realized gain on distributions                 --                594,307                    --         22,411,261
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (20,114)           (37,053,478)          (17,107,193)      (150,922,337)
                                             ---------           ------------          ------------      -------------
  Net gain (loss) on investments               (16,549)           (37,578,539)          (17,515,119)      (129,962,580)
                                             ---------           ------------          ------------      -------------
  Net increase (decrease) in net
   assets resulting from operations           $239,125           $(34,651,403)          $(9,512,548)     $(125,855,703)
                                             =========           ============          ============      =============

                                              HARTFORD             HARTFORD
                                              DIVIDEND              GLOBAL              HARTFORD             HARTFORD
                                             AND GROWTH            ADVISERS          GLOBAL EQUITY        GLOBAL GROWTH
                                              HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)(B)      SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $2,689,376             $51,304               $8,155               $8,965
                                            ------------          ----------           ----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (198,693)              5,892              278,653              (75,684)
 Net realized gain on distributions            2,434,830              20,380                   --               55,396
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (48,345,025)           (513,736)            (914,449)            (943,022)
                                            ------------          ----------           ----------           ----------
  Net gain (loss) on investments             (46,108,888)           (487,464)            (635,796)            (963,310)
                                            ------------          ----------           ----------           ----------
  Net increase (decrease) in net
   assets resulting from operations         $(43,419,512)          $(436,160)           $(627,641)           $(954,345)
                                            ============          ==========           ==========           ==========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD                                       HARTFORD
                                             DISCIPLINED               GROWTH                 HARTFORD             INTERNATIONAL
                                               EQUITY              OPPORTUNITIES               INDEX               SMALL COMPANY
                                              HLS FUND                HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $185,718                $101,855              $1,224,231               $156,618
                                             -----------            ------------            ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (6,635)                (70,857)               (564,963)               (81,318)
 Net realized gain on distributions            1,476,745                 994,740               1,372,644                366,304
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (8,481,125)            (14,606,566)            (26,815,776)            (6,868,284)
                                             -----------            ------------            ------------            -----------
  Net gain (loss) on investments              (7,011,015)            (13,682,683)            (26,008,095)            (6,583,298)
                                             -----------            ------------            ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(6,825,297)           $(13,580,828)           $(24,783,864)           $(6,426,680)
                                             ===========            ============            ============            ===========

                                               HARTFORD
                                            INTERNATIONAL              HARTFORD               HARTFORD               HARTFORD
                                            OPPORTUNITIES               MIDCAP              MIDCAP VALUE           MONEY MARKET
                                               HLS FUND                HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,047,374                $402,417               $108,545            $2,203,791
                                             ------------            ------------            -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (52,833)             (1,496,784)              (142,909)                   --
 Net realized gain on distributions             1,920,331               3,720,542              3,058,907                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (26,610,728)            (33,873,348)            (9,820,236)                   --
                                             ------------            ------------            -----------            ----------
  Net gain (loss) on investments              (24,743,230)            (31,649,590)            (6,904,238)                   --
                                             ------------            ------------            -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $(23,695,856)           $(31,247,173)           $(6,795,693)           $2,203,791
                                             ============            ============            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         HARTFORD             HARTFORD
                                              HARTFORD              HARTFORD          U.S. GOVERNMENT           VALUE
                                           SMALL COMPANY             STOCK              SECURITIES          OPPORTUNITIES
                                              HLS FUND              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (A)(C)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $39,653            $1,993,423           $1,191,679             $268,830
                                            ------------          ------------          -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (180,216)           (1,374,886)          (2,200,903)            (618,355)
 Net realized gain on distributions              132,229               599,178                   --               94,989
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (18,583,787)          (52,246,236)             519,713           (6,504,738)
                                            ------------          ------------          -----------          -----------
  Net gain (loss) on investments             (18,631,774)          (53,021,944)          (1,681,190)          (7,028,104)
                                            ------------          ------------          -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations         $(18,592,121)         $(51,028,521)           $(489,511)         $(6,759,274)
                                            ============          ============          ===========          ===========

                                                                                   LORD ABBETT
                                            LORD ABBETT        LORD ABBETT          GROWTH &
                                          AMERICA'S VALUE     BOND-DEBENTURE         INCOME           MFS INVESTORS
                                             PORTFOLIO          PORTFOLIO           PORTFOLIO         TRUST SERIES
                                            SUB-ACCOUNT      SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $254,248           $46,100             $106,837             $5,207
                                            -----------          --------          -----------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (9,461)               70              (17,125)            (3,839)
 Net realized gain on distributions             152,597             1,751               25,011             42,991
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,148,186)          (94,591)          (2,915,708)          (289,887)
                                            -----------          --------          -----------          ---------
  Net gain (loss) on investments             (2,005,050)          (92,770)          (2,907,822)          (250,735)
                                            -----------          --------          -----------          ---------
  Net increase (decrease) in net
   assets resulting from operations         $(1,750,802)         $(46,670)         $(2,800,985)         $(245,528)
                                            ===========          ========          ===========          =========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                             VAN KAMPEN -- UIF
                                               MFS NEW               MFS TOTAL             MFS VALUE           MID CAP GROWTH
                                          DISCOVERY SERIES         RETURN SERIES             SERIES              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --               $901,769                 $ --                  $438
                                             -----------            -----------             --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (107,769)              (593,204)                 (97)                 (292)
 Net realized gain on distributions              595,029              1,786,121                   --                16,689
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,957,826)            (9,240,663)             (98,841)              (99,114)
                                             -----------            -----------             --------              --------
  Net gain (loss) on investments              (1,470,566)            (8,047,746)             (98,938)              (82,717)
                                             -----------            -----------             --------              --------
  Net increase (decrease) in net
   assets resulting from operations          $(1,470,566)           $(7,145,977)            $(98,938)             $(82,279)
                                             ===========            ===========             ========              ========

                                                                    OPPENHEIMER            OPPENHEIMER
                                            U.S. MID CAP              CAPITAL                GLOBAL               OPPENHEIMER
                                                VALUE            APPRECIATION FUND       SECURITIES FUND       MAIN STREET FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $8,931                   $ --                $86,206               $15,080
                                             -----------            -----------            -----------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (17,013)                 1,647                (31,501)               (6,467)
 Net realized gain on distributions              374,481                     --                462,260                79,262
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,037,077)            (1,572,185)            (4,062,733)             (733,004)
                                             -----------            -----------            -----------             ---------
  Net gain (loss) on investments                (679,609)            (1,570,538)            (3,631,974)             (660,209)
                                             -----------            -----------            -----------             ---------
  Net increase (decrease) in net
   assets resulting from operations            $(670,678)           $(1,570,538)           $(3,545,768)            $(645,129)
                                             ===========            ===========            ===========             =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER            PUTNAM VT            PUTNAM VT             PUTNAM VT
                                            MAIN STREET           DIVERSIFIED         GLOBAL ASSET             GLOBAL
                                           SMALL CAP FUND         INCOME FUND        ALLOCATION FUND         EQUITY FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --               $58,966              $27,218               $172,768
                                              --------             ---------            ---------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      81               (19,751)             (21,066)              (373,450)
 Net realized gain on distributions                 --                    --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (53,376)             (461,966)            (240,468)            (3,279,140)
                                              --------             ---------            ---------            -----------
  Net gain (loss) on investments               (53,295)             (481,717)            (261,534)            (3,652,590)
                                              --------             ---------            ---------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $(53,295)            $(422,751)           $(234,316)           $(3,479,822)
                                              ========             =========            =========            ===========

                                              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                             GROWTH AND              HEALTH                 HIGH                 PUTNAM VT
                                             INCOME FUND          SCIENCES FUND          YIELD FUND             INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $490,001                 $ --             $1,810,568             $1,496,885
                                             -----------            ---------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (256,613)              64,138               (170,028)              (416,055)
 Net realized gain on distributions            3,580,634               18,721                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (12,800,737)            (436,475)            (7,004,536)            (6,003,403)
                                             -----------            ---------            -----------            -----------
  Net gain (loss) on investments              (9,476,716)            (353,616)            (7,174,564)            (6,419,458)
                                             -----------            ---------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(8,986,715)           $(353,616)           $(5,363,996)           $(4,922,573)
                                             ===========            =========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                          INTERNATIONAL          PUTNAM VT             PUTNAM VT
                                            GROWTH AND         INTERNATIONAL       INTERNATIONAL NEW       PUTNAM VT
                                           INCOME FUND          EQUITY FUND       OPPORTUNITIES FUND    INVESTORS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $31,882              $651,435             $18,096              $8,378
                                            ----------          ------------           ---------           ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (30,060)             (154,872)           (115,482)           (119,741)
 Net realized gain on distributions            296,902             4,426,247                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (1,115,602)          (19,477,623)           (389,690)           (612,320)
                                            ----------          ------------           ---------           ---------
  Net gain (loss) on investments              (848,760)          (15,206,248)           (505,172)           (732,061)
                                            ----------          ------------           ---------           ---------
  Net increase (decrease) in net
   assets resulting from operations          $(816,878)         $(14,554,813)          $(487,076)          $(723,683)
                                            ==========          ============           =========           =========


                                          PUTNAM VT          PUTNAM VT            PUTNAM VT           PUTNAM VT
                                            MONEY               NEW                  NEW           OTC & EMERGING
                                         MARKET FUND    OPPORTUNITIES FUND       VALUE FUND          GROWTH FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $6,221              $33,410              $53,229               $ --
                                            ------          -----------          -----------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  --           (2,157,116)             (97,015)          (505,266)
 Net realized gain on distributions             --                   --              537,144                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      --           (3,496,532)          (1,789,053)            89,576
                                            ------          -----------          -----------          ---------
  Net gain (loss) on investments                --           (5,653,648)          (1,348,924)          (415,690)
                                            ------          -----------          -----------          ---------
  Net increase (decrease) in net
   assets resulting from operations         $6,221          $(5,620,238)         $(1,295,695)         $(415,690)
                                            ======          ===========          ===========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT            PUTNAM VT             PUTNAM VT
                                             SMALL CAP        THE GEORGE PUTNAM    UTILITIES GROWTH AND      PUTNAM VT
                                            VALUE FUND          FUND OF BOSTON         INCOME FUND           VISTA FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $61,654              $85,365               $47,332                 $ --
                                            -----------           ----------            ----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (809)             (37,651)               20,867             (151,321)
 Net realized gain on distributions           1,079,638              154,921                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (3,237,896)            (988,627)             (710,797)            (377,700)
                                            -----------           ----------            ----------           ----------
  Net gain (loss) on investments             (2,159,067)            (871,357)             (689,930)            (529,021)
                                            -----------           ----------            ----------           ----------
  Net increase (decrease) in net
   assets resulting from operations         $(2,097,413)           $(785,992)            $(642,598)           $(529,021)
                                            ===========           ==========            ==========           ==========

                                                                                                              VAN KAMPEN
                                                                    PUTNAM VT             PUTNAM VT         LIFE INVESTMENT
                                             PUTNAM VT               CAPITAL               EQUITY           TRUST COMSTOCK
                                            VOYAGER FUND       OPPORTUNITIES FUND        INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $60,366               $20,871               $97,568             $306,194
                                            ------------           -----------           -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (2,672,415)               (5,786)               (5,377)              (3,669)
 Net realized gain on distributions                   --               254,474               233,848              752,011
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (7,348,903)           (2,058,033)           (2,080,064)          (7,167,414)
                                            ------------           -----------           -----------          -----------
  Net gain (loss) on investments             (10,021,318)           (1,809,345)           (1,851,593)          (6,419,072)
                                            ------------           -----------           -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations          $(9,960,952)          $(1,788,474)          $(1,754,025)         $(6,112,878)
                                            ============           ===========           ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS       AIM V.I.
                                            INTERNATIONAL           SMALL/MID-CAP          INTERNATIONAL           CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO       GROWTH PORTFOLIO     APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $122,828                $30,074                   $ --                 $ --
 Net realized gain (loss) on security
  transactions                                    (71,371)               (19,655)               (54,702)               1,585
 Net realized gain on distributions               878,749                708,311                 48,447                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (10,751,280)            (3,632,053)            (1,774,297)            (963,907)
                                             ------------            -----------            -----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                    (9,821,074)            (2,913,323)            (1,780,552)            (962,322)
                                             ------------            -----------            -----------           ----------
UNIT TRANSACTIONS:
 Purchases                                      3,412,402              1,922,319                758,884              580,452
 Net transfers                                  2,695,156                579,995              1,711,822              236,662
 Surrenders for benefit payments and
  fees                                           (240,177)              (157,041)               (49,137)             (31,775)
 Net loan activity                               (123,677)               (56,853)               (24,134)              (6,292)
 Cost of insurance                             (1,685,780)              (930,914)              (352,533)            (309,320)
                                             ------------            -----------            -----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              4,057,924              1,357,506              2,044,902              469,727
                                             ------------            -----------            -----------           ----------
 Net increase (decrease) in net assets         (5,763,150)            (1,555,817)               264,350             (492,595)
NET ASSETS:
 Beginning of year                             15,497,409              7,112,541              2,075,755            1,977,854
                                             ------------            -----------            -----------           ----------
 End of year                                   $9,734,259             $5,556,724             $2,340,105           $1,485,259
                                             ============            ===========            ===========           ==========

                                             AIM V.I.           AIM V.I.            AIM V.I.             AIM V.I.
                                               CORE           INTERNATIONAL       MID CAP CORE          SMALL CAP
                                           EQUITY FUND         GROWTH FUND         EQUITY FUND         EQUITY FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $44,434             $2,332             $264,569                $ --
 Net realized gain (loss) on security
  transactions                                  (4,708)                59             (135,611)             (6,594)
 Net realized gain on distributions                 --              5,639            1,924,026               6,940
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (637,599)           (71,234)          (7,272,250)           (647,809)
                                            ----------          ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                   (597,873)           (63,204)          (5,219,266)           (647,463)
                                            ----------          ---------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     327,583             20,740            2,659,222             412,582
 Net transfers                                 376,993            415,009              321,399             936,688
 Surrenders for benefit payments and
  fees                                         (26,096)              (785)            (915,756)            (26,655)
 Net loan activity                             (14,935)              (376)            (110,616)             (2,523)
 Cost of insurance                            (261,928)           (15,088)          (1,817,418)           (270,294)
                                            ----------          ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             401,617            419,500              136,831           1,049,798
                                            ----------          ---------          -----------          ----------
 Net increase (decrease) in net assets        (196,256)           356,296           (5,082,435)            402,335
NET ASSETS:
 Beginning of year                           1,748,014                 --           18,372,373           1,324,958
                                            ----------          ---------          -----------          ----------
 End of year                                $1,551,758           $356,296          $13,289,938          $1,727,293
                                            ==========          =========          ===========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                       AMERICAN FUNDS
                                             AIM V.I.           AMERICAN FUNDS            BLUE CHIP
                                              CAPITAL                ASSET               INCOME AND           AMERICAN FUNDS
                                         DEVELOPMENT FUND       ALLOCATION FUND          GROWTH FUND             BOND FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $ --             $2,062,706               $914,812             $3,129,287
 Net realized gain (loss) on security
  transactions                                 (40,413)              (566,358)                20,119               (140,569)
 Net realized gain on distributions            162,177              3,238,315              2,973,663                143,372
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (863,707)           (31,560,930)           (22,676,450)            (8,588,408)
                                             ---------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (741,943)           (26,826,267)           (18,767,856)            (5,456,318)
                                             ---------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     240,871             11,994,522              7,241,509              7,489,399
 Net transfers                                 117,814              6,923,255              2,840,082              3,287,407
 Surrenders for benefit payments and
  fees                                        (279,051)            (2,428,312)            (1,968,744)            (2,314,802)
 Net loan activity                              (3,213)            (1,185,457)              (254,423)              (290,341)
 Cost of insurance                            (147,122)            (8,255,749)            (4,520,233)            (5,723,998)
                                             ---------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (70,701)             7,048,259              3,338,191              2,447,665
                                             ---------            -----------            -----------            -----------
 Net increase (decrease) in net assets        (812,644)           (19,778,008)           (15,429,665)            (3,008,653)
NET ASSETS:
 Beginning of year                           1,647,444             83,012,623             48,725,591             54,154,000
                                             ---------            -----------            -----------            -----------
 End of year                                  $834,800            $63,234,615            $33,295,926            $51,145,347
                                             =========            ===========            ===========            ===========


                                           AMERICAN FUNDS
                                               GLOBAL              AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND          GROWTH-INCOME FUND     INTERNATIONAL FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,064,959              $1,709,457              $3,092,865             $1,456,544
 Net realized gain (loss) on security
  transactions                                  (286,208)               (113,470)               (355,575)              (106,543)
 Net realized gain on distributions            4,874,931              22,937,440              11,681,841             10,011,385
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (32,247,700)           (132,229,540)            (93,334,897)           (49,467,396)
                                             -----------            ------------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (26,594,018)           (107,696,113)            (78,915,766)           (38,106,010)
                                             -----------            ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     7,837,316              31,813,353              24,642,343             10,477,425
 Net transfers                                 2,793,463               9,098,139               5,582,501              4,210,306
 Surrenders for benefit payments and
  fees                                        (2,001,472)             (9,188,183)             (6,353,930)            (3,827,307)
 Net loan activity                              (600,153)             (1,894,640)             (2,637,473)              (652,471)
 Cost of insurance                            (5,285,783)            (20,512,066)            (16,953,578)            (6,959,640)
                                             -----------            ------------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             2,743,371               9,316,603               4,279,863              3,248,313
                                             -----------            ------------            ------------            -----------
 Net increase (decrease) in net assets       (23,850,647)            (98,379,510)            (74,635,903)           (34,857,697)
NET ASSETS:
 Beginning of year                            66,321,436             239,188,093             203,869,686             87,652,268
                                             -----------            ------------            ------------            -----------
 End of year                                 $42,470,789            $140,808,583            $129,233,783            $52,794,571
                                             ===========            ============            ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                         FIDELITY VIP
                                                               AMERICAN FUNDS        FIDELITY VIP           EQUITY
                                          AMERICAN FUNDS        GLOBAL SMALL        ASSET MANAGER         INCOME FUND
                                          NEW WORLD FUND     CAPITALIZATION FUND      PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $501,503                 $ --             $48,935           $1,033,969
 Net realized gain (loss) on security
  transactions                                 (439,055)            (453,571)            (77,250)          (1,215,901)
 Net realized gain on distributions           2,688,812            4,506,709             219,483               44,395
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (19,950,463)         (26,579,838)           (824,947)         (21,753,015)
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                 (17,199,203)         (22,526,700)           (633,779)         (21,890,552)
                                            -----------          -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    5,095,177            4,625,782                  --            5,091,197
 Net transfers                                1,955,745                 (160)           (134,890)          (1,698,958)
 Surrenders for benefit payments and
  fees                                       (1,501,821)          (1,419,632)           (138,237)          (2,839,499)
 Net loan activity                             (355,619)            (195,892)             (5,906)            (177,943)
 Cost of insurance                           (3,315,047)          (3,149,580)           (163,778)          (3,954,269)
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                1,878,435             (139,482)           (442,811)          (3,579,472)
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets      (15,320,768)         (22,666,182)         (1,076,590)         (25,470,024)
NET ASSETS:
 Beginning of year                           38,286,497           41,969,856           2,467,743           53,764,384
                                            -----------          -----------          ----------          -----------
 End of year                                $22,965,729          $19,303,674          $1,391,153          $28,294,360
                                            ===========          ===========          ==========          ===========


                                           FIDELITY VIP         FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                            CONTRAFUND            OVERSEAS             MID CAP          FREEDOM 2010
                                             PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $257,205             $74,090              $44,974            $9,076
 Net realized gain (loss) on security
  transactions                                   (1,686)            (46,000)             (42,310)            3,462
 Net realized gain on distributions             746,062             353,301            2,841,567             8,568
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (16,262,432)         (1,936,522)         (11,716,108)          (70,949)
                                            -----------          ----------          -----------          --------
 Net increase (decrease) in net assets
  resulting from operations                 (15,260,851)         (1,555,131)          (8,871,877)          (49,843)
                                            -----------          ----------          -----------          --------
UNIT TRANSACTIONS:
 Purchases                                    6,957,349                  --            4,012,794             1,983
 Net transfers                                5,986,557              (9,693)           2,490,351           333,292
 Surrenders for benefit payments and
  fees                                       (1,523,606)            (60,115)            (358,998)               --
 Net loan activity                             (373,677)            (25,844)            (298,818)               --
 Cost of insurance                           (3,746,668)           (123,249)          (2,218,333)           (7,017)
                                            -----------          ----------          -----------          --------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                7,299,955            (218,901)           3,626,996           328,258
                                            -----------          ----------          -----------          --------
 Net increase (decrease) in net assets       (7,960,896)         (1,774,032)          (5,244,881)          278,415
NET ASSETS:
 Beginning of year                           30,362,173           3,673,659           19,754,089                --
                                            -----------          ----------          -----------          --------
 End of year                                $22,401,277          $1,899,627          $14,509,208          $278,415
                                            ===========          ==========          ===========          ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                            FRANKLIN
                                           FIDELITY VIP       FIDELITY VIP           FRANKLIN               SMALL CAP
                                           FREEDOM 2020       FREEDOM 2030            INCOME                  VALUE
                                            PORTFOLIO           PORTFOLIO         SECURITIES FUND        SECURITIES FUND
                                         SUB-ACCOUNT (A)     SUB-ACCOUNT (A)        SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $6,622             $1,312             $1,554,156               $281,292
 Net realized gain (loss) on security
  transactions                                    (28)                (6)               (34,830)               (47,401)
 Net realized gain on distributions             7,920              2,613                650,761              1,948,180
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (44,791)            (5,590)           (12,261,829)           (11,231,764)
                                             --------            -------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (30,277)            (1,671)           (10,091,742)            (9,049,693)
                                             --------            -------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     12,211              4,327              5,790,782              4,188,510
 Net transfers                                253,811             46,454              7,998,739                666,781
 Surrenders for benefit payments and
  fees                                             28               (623)              (873,218)            (1,138,494)
 Net loan activity                                 --                 --                 (4,946)              (224,855)
 Cost of insurance                            (10,189)            (2,584)            (3,186,098)            (2,523,164)
                                             --------            -------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            255,861             47,574              9,725,259                968,778
                                             --------            -------            -----------            -----------
 Net increase (decrease) in net assets        225,584             45,903               (366,483)            (8,080,915)
NET ASSETS:
 Beginning of year                                 --                 --             25,284,515             26,934,241
                                             --------            -------            -----------            -----------
 End of year                                 $225,584            $45,903            $24,918,032            $18,853,326
                                             ========            =======            ===========            ===========

                                              FRANKLIN
                                             STRATEGIC                                    TEMPLETON
                                               INCOME             MUTUAL SHARES             GROWTH           MUTUAL DISCOVERY
                                          SECURITIES FUND        SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                          SUB-ACCOUNT (A)          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $3,022             $1,455,882              $180,525               $406,527
 Net realized gain (loss) on security
  transactions                                   (3,430)               (79,745)              (30,277)               (47,119)
 Net realized gain on distributions                 105              2,070,752               711,379                761,610
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (75,535)           (24,378,417)           (6,220,830)            (6,725,842)
                                             ----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (75,838)           (20,931,528)           (5,359,203)            (5,604,824)
                                             ----------            -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       93,454              8,301,729             2,357,226              3,596,782
 Net transfers                                1,754,821              2,328,560             1,683,556              4,017,807
 Surrenders for benefit payments and
  fees                                           (7,220)            (1,783,000)             (113,965)              (323,364)
 Net loan activity                                1,173               (314,711)              (59,282)              (101,910)
 Cost of insurance                              (57,969)            (4,805,120)           (1,201,448)            (1,814,004)
                                             ----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,784,259              3,727,458             2,666,087              5,375,311
                                             ----------            -----------            ----------            -----------
 Net increase (decrease) in net assets        1,708,421            (17,204,070)           (2,693,116)              (229,513)
NET ASSETS:
 Beginning of year                                   --             53,472,924            10,530,007             15,574,071
                                             ----------            -----------            ----------            -----------
 End of year                                 $1,708,421            $36,268,854            $7,836,891            $15,344,558
                                             ==========            ===========            ==========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                        HARTFORD          HARTFORD
                                            TEMPLETON             HARTFORD               TOTAL             CAPITAL
                                          GLOBAL INCOME           ADVISERS            RETURN BOND       APPRECIATION
                                         SECURITIES FUND          HLS FUND              HLS FUND          HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $255,674            $2,927,136            $8,002,571         $4,106,877
 Net realized gain (loss) on security
  transactions                                   3,565            (1,119,368)             (407,926)        (1,451,504)
 Net realized gain on distributions                 --               594,307                    --         22,411,261
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (20,114)          (37,053,478)          (17,107,193)      (150,922,337)
                                            ----------          ------------          ------------      -------------
 Net increase (decrease) in net assets
  resulting from operations                    239,125           (34,651,403)           (9,512,548)      (125,855,703)
                                            ----------          ------------          ------------      -------------
UNIT TRANSACTIONS:
 Purchases                                     723,076            11,567,652            15,021,466         21,009,252
 Net transfers                               8,404,960            (2,128,760)            1,217,467          1,048,515
 Surrenders for benefit payments and
  fees                                        (284,941)           (4,797,681)           (6,330,697)       (12,051,308)
 Net loan activity                             (83,671)             (781,228)             (653,445)        (2,182,804)
 Cost of insurance                            (600,223)          (10,253,874)          (11,993,434)       (19,187,681)
                                            ----------          ------------          ------------      -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           8,159,201            (6,393,891)           (2,738,643)       (11,364,026)
                                            ----------          ------------          ------------      -------------
 Net increase (decrease) in net assets       8,398,326           (41,045,294)          (12,251,191)      (137,219,729)
NET ASSETS:
 Beginning of year                           1,176,326           113,597,721           121,853,248        284,394,702
                                            ----------          ------------          ------------      -------------
 End of year                                $9,574,652           $72,552,427          $109,602,057       $147,174,973
                                            ==========          ============          ============      =============

                                                  HARTFORD             HARTFORD
                                                  DIVIDEND              GLOBAL              HARTFORD             HARTFORD
                                                 AND GROWTH            ADVISERS          GLOBAL EQUITY         GLOBAL GROWTH
                                                  HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                                SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)(B)       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $2,689,376             $51,304               $8,155                $8,965
 Net realized gain (loss) on security
  transactions                                      (198,693)              5,892              278,653               (75,684)
 Net realized gain on distributions                2,434,830              20,380                   --                55,396
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (48,345,025)           (513,736)            (914,449)             (943,022)
                                                ------------          ----------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                      (43,419,512)           (436,160)            (627,641)             (954,345)
                                                ------------          ----------           ----------           -----------
UNIT TRANSACTIONS:
 Purchases                                        15,503,398                  --                   --                 2,757
 Net transfers                                     3,997,378             (20,433)              (8,245)               (4,246)
 Surrenders for benefit payments and
  fees                                            (5,385,243)            (51,867)              (9,491)              (37,413)
 Net loan activity                                  (774,220)             (8,442)              (2,463)               (4,413)
 Cost of insurance                               (11,139,015)            (95,977)             (83,830)              (70,685)
                                                ------------          ----------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 2,202,298            (176,719)            (104,029)             (114,000)
                                                ------------          ----------           ----------           -----------
 Net increase (decrease) in net assets           (41,217,214)           (612,879)            (731,670)           (1,068,345)
NET ASSETS:
 Beginning of year                               131,658,960           1,451,213            1,609,355             1,858,896
                                                ------------          ----------           ----------           -----------
 End of year                                     $90,441,746            $838,334             $877,685              $790,551
                                                ============          ==========           ==========           ===========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD              HARTFORD                                   HARTFORD
                                            DISCIPLINED             GROWTH               HARTFORD           INTERNATIONAL
                                              EQUITY            OPPORTUNITIES             INDEX             SMALL COMPANY
                                             HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $185,718              $101,855            $1,224,231             $156,618
 Net realized gain (loss) on security
  transactions                                   (6,635)              (70,857)             (564,963)             (81,318)
 Net realized gain on distributions           1,476,745               994,740             1,372,644              366,304
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (8,481,125)          (14,606,566)          (26,815,776)          (6,868,284)
                                            -----------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  (6,825,297)          (13,580,828)          (24,783,864)          (6,426,680)
                                            -----------          ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                    2,311,250             5,323,457             7,015,021            2,468,803
 Net transfers                                  189,868             2,949,416              (682,748)            (154,056)
 Surrenders for benefit payments and
  fees                                         (854,309)           (1,526,391)           (2,734,145)            (523,555)
 Net loan activity                             (147,376)             (173,458)             (684,313)            (182,488)
 Cost of insurance                           (1,846,532)           (3,424,674)           (6,014,254)          (1,613,412)
                                            -----------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (347,099)            3,148,350            (3,100,439)              (4,708)
                                            -----------          ------------          ------------          -----------
 Net increase (decrease) in net assets       (7,172,396)          (10,432,478)          (27,884,303)          (6,431,388)
NET ASSETS:
 Beginning of year                           18,766,799            28,086,702            69,114,367           14,978,763
                                            -----------          ------------          ------------          -----------
 End of year                                $11,594,403           $17,654,224           $41,230,064           $8,547,375
                                            ===========          ============          ============          ===========

                                              HARTFORD
                                           INTERNATIONAL            HARTFORD             HARTFORD              HARTFORD
                                           OPPORTUNITIES             MIDCAP            MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,047,374              $402,417             $108,545            $2,203,791
 Net realized gain (loss) on security
  transactions                                   (52,833)           (1,496,784)            (142,909)                   --
 Net realized gain on distributions            1,920,331             3,720,542            3,058,907                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (26,610,728)          (33,873,348)          (9,820,236)                   --
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                  (23,695,856)          (31,247,173)          (6,795,693)            2,203,791
                                            ------------          ------------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                     5,883,105             5,877,595            1,819,211           158,534,973
 Net transfers                                 1,073,686            (3,711,543)            (378,891)          (89,199,737)
 Surrenders for benefit payments and
  fees                                        (2,168,003)           (3,502,220)            (643,856)          (22,988,502)
 Net loan activity                              (308,679)           (1,052,050)             (50,085)           (1,652,650)
 Cost of insurance                            (4,362,772)           (5,770,420)          (1,287,531)          (14,920,069)
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               117,337            (8,158,638)            (541,152)           29,774,015
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets       (23,578,519)          (39,405,811)          (7,336,845)           31,977,806
NET ASSETS:
 Beginning of year                            56,174,468            93,566,414           17,739,574            94,493,420
                                            ------------          ------------          -----------          ------------
 End of year                                 $32,595,949           $54,160,603          $10,402,729          $126,471,226
                                            ============          ============          ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         HARTFORD             HARTFORD
                                              HARTFORD              HARTFORD          U.S. GOVERNMENT           VALUE
                                           SMALL COMPANY             STOCK              SECURITIES          OPPORTUNITIES
                                              HLS FUND              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (A)(C)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $39,653            $1,993,423           $1,191,679             $268,830
 Net realized gain (loss) on security
  transactions                                  (180,216)           (1,374,886)          (2,200,903)            (618,355)
 Net realized gain on distributions              132,229               599,178                   --               94,989
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (18,583,787)          (52,246,236)             519,713           (6,504,738)
                                            ------------          ------------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  (18,592,121)          (51,028,521)            (489,511)          (6,759,274)
                                            ------------          ------------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     3,284,843            14,566,239            1,682,706            2,562,942
 Net transfers                                    (7,346)           (2,365,148)           2,327,819           (1,030,712)
 Surrenders for benefit payments and
  fees                                        (2,115,074)           (6,020,052)            (700,562)          (1,014,345)
 Net loan activity                              (293,585)             (847,754)             (71,034)            (120,094)
 Cost of insurance                            (2,895,142)          (10,226,956)          (1,342,139)          (1,443,828)
                                            ------------          ------------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,026,304)           (4,893,671)           1,896,790           (1,046,037)
                                            ------------          ------------          -----------          -----------
 Net increase (decrease) in net assets       (20,618,425)          (55,922,192)           1,407,279           (7,805,311)
NET ASSETS:
 Beginning of year                            47,489,744           121,304,754           14,639,629           16,373,016
                                            ------------          ------------          -----------          -----------
 End of year                                 $26,871,319           $65,382,562          $16,046,908           $8,567,705
                                            ============          ============          ===========          ===========

                                                                                    LORD ABBETT
                                            LORD ABBETT         LORD ABBETT          GROWTH &
                                          AMERICA'S VALUE     BOND-DEBENTURE          INCOME           MFS INVESTORS
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO          TRUST SERIES
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $254,248            $46,100             $106,837              $5,207
 Net realized gain (loss) on security
  transactions                                   (9,461)                70              (17,125)             (3,839)
 Net realized gain on distributions             152,597              1,751               25,011              42,991
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,148,186)           (94,591)          (2,915,708)           (289,887)
                                            -----------          ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                  (1,750,802)           (46,670)          (2,800,985)           (245,528)
                                            -----------          ---------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                    1,313,042             44,805            1,519,499             135,365
 Net transfers                                  533,118            653,001              654,820           1,119,175
 Surrenders for benefit payments and
  fees                                          (60,926)              (307)            (130,254)             (9,017)
 Net loan activity                              (26,343)              (406)             (61,440)             (1,902)
 Cost of insurance                             (685,057)           (24,833)            (757,531)            (74,811)
                                            -----------          ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,073,834            672,260            1,225,094           1,168,810
                                            -----------          ---------          -----------          ----------
 Net increase (decrease) in net assets         (676,968)           625,590           (1,575,891)            923,282
NET ASSETS:
 Beginning of year                            5,902,789                 --            6,814,082             379,137
                                            -----------          ---------          -----------          ----------
 End of year                                 $5,225,821           $625,590           $5,238,191          $1,302,419
                                            ===========          =========          ===========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                            VAN KAMPEN -- UIF
                                              MFS NEW               MFS TOTAL             MFS VALUE           MID CAP GROWTH
                                          DISCOVERY SERIES        RETURN SERIES             SERIES              PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --               $901,769                  $ --                 $438
 Net realized gain (loss) on security
  transactions                                 (107,769)              (593,204)                  (97)                (292)
 Net realized gain on distributions             595,029              1,786,121                    --               16,689
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,957,826)            (9,240,663)              (98,841)             (99,114)
                                             ----------            -----------            ----------             --------
 Net increase (decrease) in net assets
  resulting from
  operations                                 (1,470,566)            (7,145,977)              (98,938)             (82,279)
                                             ----------            -----------            ----------             --------
UNIT TRANSACTIONS:
 Purchases                                      551,894              4,304,679                58,079               17,085
 Net transfers                                   27,374             (1,710,211)            2,080,606              427,406
 Surrenders for benefit payments and
  fees                                         (220,832)            (1,108,909)              (11,868)              (1,639)
 Net loan activity                               (1,622)              (160,372)                 (878)                (202)
 Cost of insurance                             (376,137)            (3,095,348)              (45,205)             (10,463)
                                             ----------            -----------            ----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (19,323)            (1,770,161)            2,080,734              432,187
                                             ----------            -----------            ----------             --------
 Net increase (decrease) in net assets       (1,489,889)            (8,916,138)            1,981,796              349,908
NET ASSETS:
 Beginning of year                            3,657,870             31,701,317                    --                   --
                                             ----------            -----------            ----------             --------
 End of year                                 $2,167,981            $22,785,179            $1,981,796             $349,908
                                             ==========            ===========            ==========             ========

                                                                  OPPENHEIMER           OPPENHEIMER
                                            U.S. MID CAP            CAPITAL                GLOBAL             OPPENHEIMER
                                               VALUE           APPRECIATION FUND      SECURITIES FUND       MAIN STREET FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $8,931                  $ --               $86,206               $15,080
 Net realized gain (loss) on security
  transactions                                  (17,013)                1,647               (31,501)               (6,467)
 Net realized gain on distributions             374,481                    --               462,260                79,262
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,037,077)           (1,572,185)           (4,062,733)             (733,004)
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from
  operations                                   (670,678)           (1,570,538)           (3,545,768)             (645,129)
                                             ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      299,517               801,878             1,654,005               408,201
 Net transfers                                  461,094               278,136               500,710               274,281
 Surrenders for benefit payments and
  fees                                          (25,870)              (67,941)             (103,400)              (27,249)
 Net loan activity                               (4,421)              (90,300)              (45,601)              (22,871)
 Cost of insurance                             (148,570)             (413,039)             (949,451)             (186,416)
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              581,750               508,734             1,056,263               445,946
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets          (88,928)           (1,061,804)           (2,489,505)             (199,183)
NET ASSETS:
 Beginning of year                            1,490,344             3,135,760             8,037,025             1,312,796
                                             ----------            ----------            ----------            ----------
 End of year                                 $1,401,416            $2,073,956            $5,547,520            $1,113,613
                                             ==========            ==========            ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          OPPENHEIMER         PUTNAM VT           PUTNAM VT          PUTNAM VT
                                          MAIN STREET        DIVERSIFIED        GLOBAL ASSET           GLOBAL
                                         SMALL CAP FUND      INCOME FUND       ALLOCATION FUND      EQUITY FUND
                                        SUB-ACCOUNT (A)      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $ --             $58,966            $27,218            $172,768
 Net realized gain (loss) on security
  transactions                                    81             (19,751)           (21,066)           (373,450)
 Net realized gain on distributions               --                  --                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (53,376)           (461,966)          (240,468)         (3,279,140)
                                            --------          ----------          ---------          ----------
 Net increase (decrease) in net assets
  resulting from operations                  (53,295)           (422,751)          (234,316)         (3,479,822)
                                            --------          ----------          ---------          ----------
UNIT TRANSACTIONS:
 Purchases                                    18,711              32,342                 --             568,326
 Net transfers                               295,583             631,396             (3,327)           (132,953)
 Surrenders for benefit payments and
  fees                                          (846)            (74,346)           (52,340)           (388,417)
 Net loan activity                              (362)            (11,495)            (6,030)            (87,855)
 Cost of insurance                           (12,023)            (89,043)           (56,382)           (603,236)
                                            --------          ----------          ---------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           301,063             488,854           (118,079)           (644,135)
                                            --------          ----------          ---------          ----------
 Net increase (decrease) in net assets       247,768              66,103           (352,395)         (4,123,957)
NET ASSETS:
 Beginning of year                                --           1,155,105            787,030           8,109,375
                                            --------          ----------          ---------          ----------
 End of year                                $247,768          $1,221,208           $434,635          $3,985,418
                                            ========          ==========          =========          ==========

                                             PUTNAM VT           PUTNAM VT            PUTNAM VT
                                            GROWTH AND             HEALTH               HIGH               PUTNAM VT
                                            INCOME FUND        SCIENCES FUND         YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $490,001                $ --           $1,810,568           $1,496,885
 Net realized gain (loss) on security
  transactions                                 (256,613)             64,138             (170,028)            (416,055)
 Net realized gain on distributions           3,580,634              18,721                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (12,800,737)           (436,475)          (7,004,536)          (6,003,403)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  (8,986,715)           (353,616)          (5,363,996)          (4,922,573)
                                            -----------          ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    2,390,345                  --            2,415,571            3,100,797
 Net transfers                               (1,038,121)           (175,158)            (211,462)          (1,051,745)
 Surrenders for benefit payments and
  fees                                       (1,292,265)            (80,540)            (994,657)          (2,691,522)
 Net loan activity                               50,937             (29,504)              74,353               (9,163)
 Cost of insurance                           (1,943,160)           (165,149)          (2,014,110)          (2,100,804)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,832,264)           (450,351)            (730,305)          (2,752,437)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets      (10,818,979)           (803,967)          (6,094,301)          (7,675,010)
NET ASSETS:
 Beginning of year                           24,661,757           2,330,583           21,208,199           22,446,698
                                            -----------          ----------          -----------          -----------
 End of year                                $13,842,778          $1,526,616          $15,113,898          $14,771,688
                                            ===========          ==========          ===========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL          PUTNAM VT             PUTNAM VT
                                            GROWTH AND          INTERNATIONAL       INTERNATIONAL NEW         PUTNAM VT
                                            INCOME FUND          EQUITY FUND        OPPORTUNITIES FUND     INVESTORS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $31,882              $651,435              $18,096                $8,378
 Net realized gain (loss) on security
  transactions                                  (30,060)             (154,872)            (115,482)             (119,741)
 Net realized gain on distributions             296,902             4,426,247                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,115,602)          (19,477,623)            (389,690)             (612,320)
                                            -----------          ------------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                    (816,878)          (14,554,813)            (487,076)             (723,683)
                                            -----------          ------------           ----------           -----------
UNIT TRANSACTIONS:
 Purchases                                           --             2,713,370                   --                    --
 Net transfers                                  (16,467)             (292,988)             (74,723)              (74,799)
 Surrenders for benefit payments and
  fees                                          (20,833)           (1,756,767)             (42,536)              (82,852)
 Net loan activity                               (3,964)              (54,033)             (27,439)              (46,247)
 Cost of insurance                             (109,332)           (2,358,413)             (85,263)             (138,911)
                                            -----------          ------------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (150,596)           (1,748,831)            (229,961)             (342,809)
                                            -----------          ------------           ----------           -----------
 Net increase (decrease) in net assets         (967,474)          (16,303,644)            (717,037)           (1,066,492)
NET ASSETS:
 Beginning of year                            1,876,212            34,594,301            1,305,853             2,034,162
                                            -----------          ------------           ----------           -----------
 End of year                                   $908,738           $18,290,657             $588,816              $967,670
                                            ===========          ============           ==========           ===========


                                            PUTNAM VT           PUTNAM VT            PUTNAM VT           PUTNAM VT
                                              MONEY                NEW                  NEW            OTC & EMERGING
                                           MARKET FUND     OPPORTUNITIES FUND       VALUE FUND          GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $6,221              $33,410              $53,229                $ --
 Net realized gain (loss) on security
  transactions                                     --           (2,157,116)             (97,015)           (505,266)
 Net realized gain on distributions                --                   --              537,144                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         --           (3,496,532)          (1,789,053)             89,576
                                            ---------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     6,221           (5,620,238)          (1,295,695)           (415,690)
                                            ---------          -----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                         --            1,504,917                   --                  --
 Net transfers                                 (5,311)          (1,084,677)            (206,449)            (77,767)
 Surrenders for benefit payments and
  fees                                        (15,570)            (778,421)            (185,668)            (44,118)
 Net loan activity                                (57)             214,758               (5,948)             (5,538)
 Cost of insurance                            (17,487)          (1,211,765)            (158,058)            (67,292)
                                            ---------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (38,425)          (1,355,188)            (556,123)           (194,715)
                                            ---------          -----------          -----------          ----------
 Net increase (decrease) in net assets        (32,204)          (6,975,426)          (1,851,818)           (610,405)
NET ASSETS:
 Beginning of year                            234,701           15,141,103            3,187,689           1,057,452
                                            ---------          -----------          -----------          ----------
 End of year                                 $202,497           $8,165,677           $1,335,871            $447,047
                                            =========          ===========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT             PUTNAM VT
                                             SMALL CAP         THE GEORGE PUTNAM    UTILITIES GROWTH AND      PUTNAM VT
                                            VALUE FUND          FUND OF BOSTON          INCOME FUND           VISTA FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $61,654               $85,365               $47,332                 $ --
 Net realized gain (loss) on security
  transactions                                     (809)              (37,651)               20,867             (151,321)
 Net realized gain on distributions           1,079,638               154,921                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (3,237,896)             (988,627)             (710,797)            (377,700)
                                            -----------           -----------            ----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                  (2,097,413)             (785,992)             (642,598)            (529,021)
                                            -----------           -----------            ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                    1,241,496                    --                    --                   --
 Net transfers                                  299,180              (129,225)              (26,908)             (25,586)
 Surrenders for benefit payments and
  fees                                          (78,236)              (82,692)             (136,750)             (23,629)
 Net loan activity                              (53,972)              (11,808)               (7,736)             (49,541)
 Cost of insurance                             (604,090)             (138,403)             (152,512)             (74,105)
                                            -----------           -----------            ----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              804,378              (362,128)             (323,906)            (172,861)
                                            -----------           -----------            ----------           ----------
 Net increase (decrease) in net assets       (1,293,035)           (1,148,120)             (966,504)            (701,882)
NET ASSETS:
 Beginning of year                            4,696,633             2,211,354             2,324,819            1,286,894
                                            -----------           -----------            ----------           ----------
 End of year                                 $3,403,598            $1,063,234            $1,358,315             $585,012
                                            ===========           ===========            ==========           ==========

                                                                                                              VAN KAMPEN
                                                                    PUTNAM VT             PUTNAM VT         LIFE INVESTMENT
                                             PUTNAM VT               CAPITAL               EQUITY           TRUST COMSTOCK
                                            VOYAGER FUND       OPPORTUNITIES FUND        INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $60,366               $20,871               $97,568             $306,194
 Net realized gain (loss) on security
  transactions                                (2,672,415)               (5,786)               (5,377)              (3,669)
 Net realized gain on distributions                   --               254,474               233,848              752,011
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (7,348,903)           (2,058,033)           (2,080,064)          (7,167,414)
                                            ------------           -----------           -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (9,960,952)           (1,788,474)           (1,754,025)          (6,112,878)
                                            ------------           -----------           -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     3,016,230             1,022,972               667,524            3,306,028
 Net transfers                                (1,744,942)               11,935               169,842            1,511,218
 Surrenders for benefit payments and
  fees                                        (1,310,646)             (149,638)             (159,857)            (260,744)
 Net loan activity                               149,713               (36,723)               (3,523)            (131,039)
 Cost of insurance                            (2,241,691)             (613,012)             (528,989)          (1,650,779)
                                            ------------           -----------           -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,131,336)              235,534               144,997            2,774,684
                                            ------------           -----------           -----------          -----------
 Net increase (decrease) in net assets       (12,092,288)           (1,552,940)           (1,609,028)          (3,338,194)
NET ASSETS:
 Beginning of year                            28,213,623             4,928,053             5,825,340           15,266,707
                                            ------------           -----------           -----------          -----------
 End of year                                 $16,121,335            $3,375,113            $4,216,312          $11,928,513
                                            ============           ===========           ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN VPS       AIM V.I.
                                           INTERNATIONAL       SMALL/MID-CAP         INTERNATIONAL           CAPITAL
                                          VALUE PORTFOLIO     VALUE PORTFOLIO      GROWTH PORTFOLIO     APPRECIATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $100,353             $40,163              $10,432                  $ --
 Net realized gain (loss) on security
  transactions                                     (484)              7,167                 (219)                2,018
 Net realized gain on distributions             376,139             375,645              372,886                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (282,293)           (599,988)            (315,866)              150,647
                                            -----------          ----------           ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     193,715            (177,013)              67,233               152,665
                                            -----------          ----------           ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                    2,536,949           1,639,884              151,506               354,412
 Net transfers                                9,100,285           2,916,245            1,915,563               568,915
 Surrenders for benefit payments and
  fees                                         (171,499)           (133,205)              (1,643)             (126,071)
 Net loan activity                              (87,541)            (53,964)              (3,014)                 (454)
 Cost of insurance                           (1,019,523)           (685,694)             (53,890)             (201,315)
                                            -----------          ----------           ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           10,358,671           3,683,266            2,008,522               595,487
                                            -----------          ----------           ----------            ----------
 Net increase (decrease) in net assets       10,552,386           3,506,253            2,075,755               748,152
NET ASSETS:
 Beginning of year                            4,945,023           3,606,288                   --             1,229,702
                                            -----------          ----------           ----------            ----------
 End of year                                $15,497,409          $7,112,541           $2,075,755            $1,977,854
                                            ===========          ==========           ==========            ==========

                                             AIM V.I.            AIM V.I.             AIM V.I.            AIM V.I.
                                               CORE            MID CAP CORE          SMALL CAP            CAPITAL
                                           EQUITY FUND          EQUITY FUND         EQUITY FUND       DEVELOPMENT FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $19,537              $39,920                $508                $ --
 Net realized gain (loss) on security
  transactions                                   6,813               (2,908)                533             (15,928)
 Net realized gain on distributions                 --              260,396              34,011             129,224
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      86,102            1,209,767              (7,652)           (101,506)
                                            ----------          -----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    112,452            1,507,175              27,400              11,790
                                            ----------          -----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     353,823            3,140,972             307,290             181,170
 Net transfers                                 189,046              384,837             498,963           1,014,009
 Surrenders for benefit payments and
  fees                                         (51,718)            (334,944)            (11,964)            (16,090)
 Net loan activity                             (17,139)            (153,528)             (4,173)            (23,813)
 Cost of insurance                            (230,964)          (1,669,343)           (123,641)           (105,767)
                                            ----------          -----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             243,048            1,367,994             666,475           1,049,509
                                            ----------          -----------          ----------          ----------
 Net increase (decrease) in net assets         355,500            2,875,169             693,875           1,061,299
NET ASSETS:
 Beginning of year                           1,392,514           15,497,204             631,083             586,145
                                            ----------          -----------          ----------          ----------
 End of year                                $1,748,014          $18,372,373          $1,324,958          $1,647,444
                                            ==========          ===========          ==========          ==========

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS            BLUE CHIP                                  AMERICAN FUNDS
                                                ASSET               INCOME AND           AMERICAN FUNDS             GLOBAL
                                           ALLOCATION FUND          GROWTH FUND             BOND FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,771,496             $1,216,893             $3,598,833             $1,675,333
 Net realized gain (loss) on security
  transactions                                   (10,198)               (16,144)                19,944                  8,763
 Net realized gain on distributions            2,523,660              1,439,227                     --              2,447,632
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       171,746             (1,977,734)            (2,214,539)             4,039,996
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    4,456,704                662,242              1,404,238              8,171,724
                                             -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    10,966,567              7,715,500              7,419,002              8,142,390
 Net transfers                                10,542,857              5,991,918             14,740,566              4,994,536
 Surrenders for benefit payments and
  fees                                        (2,227,308)            (1,661,477)              (887,950)            (2,241,454)
 Net loan activity                              (703,029)              (265,865)              (263,528)              (361,695)
 Cost of insurance                            (6,766,899)            (4,111,714)            (3,916,096)            (4,830,529)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            11,812,188              7,668,362             17,091,994              5,703,248
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets        16,268,892              8,330,604             18,496,232             13,874,972
NET ASSETS:
 Beginning of year                            66,743,731             40,394,987             35,657,768             52,446,464
                                             -----------            -----------            -----------            -----------
 End of year                                 $83,012,623            $48,725,591            $54,154,000            $66,321,436
                                             ===========            ===========            ===========            ===========


                                            AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND          GROWTH-INCOME FUND     INTERNATIONAL FUND       NEW WORLD FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $1,802,943              $3,111,675             $1,215,837               $996,735
 Net realized gain (loss) on security
  transactions                                      4,494                  15,687                 14,076                (36,230)
 Net realized gain on distributions            15,050,244               6,374,963              3,636,510              1,824,950
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      7,906,984                (517,011)             8,848,027              5,381,954
                                             ------------            ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    24,764,665               8,985,314             13,714,450              8,167,409
                                             ------------            ------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     33,197,328              27,466,901             10,914,556              4,566,425
 Net transfers                                 16,346,048              11,227,106              9,638,536              7,148,516
 Surrenders for benefit payments and
  fees                                         (7,295,293)             (5,873,571)            (2,837,067)            (1,140,309)
 Net loan activity                             (1,489,398)             (1,216,890)              (485,811)              (239,271)
 Cost of insurance                            (19,422,119)            (16,380,741)            (6,237,699)            (2,533,203)
                                             ------------            ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             21,336,566              15,222,805             10,992,515              7,802,158
                                             ------------            ------------            -----------            -----------
 Net increase (decrease) in net assets         46,101,231              24,208,119             24,706,965             15,969,567
NET ASSETS:
 Beginning of year                            193,086,862             179,661,567             62,945,303             22,316,930
                                             ------------            ------------            -----------            -----------
 End of year                                 $239,188,093            $203,869,686            $87,652,268            $38,286,497
                                             ============            ============            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                    FIDELITY VIP
                                          AMERICAN FUNDS        FIDELITY VIP           EQUITY            FIDELITY VIP
                                           GLOBAL SMALL        ASSET MANAGER         INCOME FUND          CONTRAFUND
                                        CAPITALIZATION FUND      PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $1,130,555            $152,946           $1,007,134             $212,500
 Net realized gain (loss) on security
  transactions                                    8,941               5,836              221,175               (5,586)
 Net realized gain on distributions           2,863,039              72,694            4,488,723            7,244,577
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,844,588             130,175           (4,792,573)          (3,905,023)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   6,847,123             361,651              924,459            3,546,468
                                            -----------          ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    4,737,819                  --            6,109,208            5,761,005
 Net transfers                                4,017,883            (166,757)            (552,764)          10,093,254
 Surrenders for benefit payments and
  fees                                       (1,922,199)            (81,890)          (2,191,461)          (1,256,261)
 Net loan activity                             (332,951)            (30,363)            (255,497)            (196,328)
 Cost of insurance                           (3,156,239)           (173,676)          (4,466,956)          (2,522,243)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            3,344,313            (452,686)          (1,357,470)          11,879,427
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets       10,191,436             (91,035)            (433,011)          15,425,895
NET ASSETS:
 Beginning of year                           31,778,420           2,558,778           54,197,395           14,936,278
                                            -----------          ----------          -----------          -----------
 End of year                                $41,969,856          $2,467,743          $53,764,384          $30,362,173
                                            ===========          ==========          ===========          ===========

                                                                                                           FRANKLIN
                                           FIDELITY VIP        FIDELITY VIP           FRANKLIN             SMALL CAP
                                             OVERSEAS             MID CAP              INCOME                VALUE
                                            PORTFOLIO            PORTFOLIO         SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $119,601              $74,511             $489,653             $176,436
 Net realized gain (loss) on security
  transactions                                  11,988                 (482)              (1,751)              12,842
 Net realized gain on distributions            237,852            1,032,757               90,808            1,814,268
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     200,742              720,396             (437,343)          (2,664,540)
                                            ----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    570,183            1,827,182              141,367             (660,994)
                                            ----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                          --            3,282,251            4,451,772            4,796,219
 Net transfers                                (138,858)           7,044,176           16,101,217              659,957
 Surrenders for benefit payments and
  fees                                         (87,902)            (186,560)            (255,664)            (843,842)
 Net loan activity                             (42,445)            (166,184)            (499,814)             (24,875)
 Cost of insurance                            (135,973)          (1,533,092)          (1,566,436)          (2,484,310)
                                            ----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (405,178)           8,440,591           18,231,075            2,103,149
                                            ----------          -----------          -----------          -----------
 Net increase (decrease) in net assets         165,005           10,267,773           18,372,442            1,442,155
NET ASSETS:
 Beginning of year                           3,508,654            9,486,316            6,912,073           25,492,086
                                            ----------          -----------          -----------          -----------
 End of year                                $3,673,659          $19,754,089          $25,284,515          $26,934,241
                                            ==========          ===========          ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                   TEMPLETON                                   TEMPLETON
                                           MUTUAL SHARES             GROWTH           MUTUAL DISCOVERY       GLOBAL INCOME
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $644,951               $86,326              $135,954               $1,230
 Net realized gain (loss) on security
  transactions                                     1,055                    80                (8,793)                 (10)
 Net realized gain on distributions            1,579,047               275,439               111,840                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,247,963)             (365,855)              566,985               32,214
                                            ------------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      977,090                (4,010)              805,986               33,434
                                            ------------          ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                     8,414,377             1,903,682             2,552,346               57,899
 Net transfers                                13,289,929             6,372,505             8,896,545            1,120,241
 Surrenders for benefit payments and
  fees                                        (1,300,350)              (60,328)             (170,756)              (1,101)
 Net loan activity                              (359,012)              (76,593)              (63,941)                 (60)
 Cost of insurance                            (4,013,885)             (722,771)             (933,421)             (34,087)
                                            ------------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            16,031,059             7,416,495            10,280,773            1,142,892
                                            ------------          ------------          ------------          -----------
 Net increase (decrease) in net assets        17,008,149             7,412,485            11,086,759            1,176,326
NET ASSETS:
 Beginning of year                            36,464,775             3,117,522             4,487,312                   --
                                            ------------          ------------          ------------          -----------
 End of year                                 $53,472,924           $10,530,007           $15,574,071           $1,176,326
                                            ============          ============          ============          ===========

                                                                     HARTFORD               HARTFORD               HARTFORD
                                              HARTFORD                 TOTAL                 CAPITAL               DIVIDEND
                                              ADVISERS              RETURN BOND           APPRECIATION            AND GROWTH
                                              HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $2,534,845             $6,256,035               $326,749             $2,192,885
 Net realized gain (loss) on security
  transactions                                     98,776                 18,866                368,295                 31,039
 Net realized gain on distributions            12,153,851                     --             45,442,516             10,130,948
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (7,650,663)              (953,868)            (4,010,234)            (2,551,140)
                                            -------------          -------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                     7,136,809              5,321,033             42,127,326              9,803,732
                                            -------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                     13,636,060             16,176,519             24,633,396             15,988,432
 Net transfers                                   (278,876)             4,246,862             (3,148,480)             6,551,981
 Surrenders for benefit payments and
  fees                                         (5,414,731)            (4,623,405)           (14,045,016)            (5,297,375)
 Net loan activity                                 93,317               (365,693)            (1,978,404)            (1,429,829)
 Cost of insurance                            (10,627,834)           (10,195,506)           (20,582,630)           (10,407,447)
                                            -------------          -------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (2,592,064)             5,238,777            (15,121,134)             5,405,762
                                            -------------          -------------          -------------          -------------
 Net increase (decrease) in net assets          4,544,745             10,559,810             27,006,192             15,209,494
NET ASSETS:
 Beginning of year                            109,052,976            111,293,438            257,388,510            116,449,466
                                            -------------          -------------          -------------          -------------
 End of year                                 $113,597,721           $121,853,248           $284,394,702           $131,658,960
                                            =============          =============          =============          =============

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             HARTFORD                                HARTFORD            HARTFORD
                                              GLOBAL             HARTFORD             GLOBAL            DISCIPLINED
                                             ADVISERS         GLOBAL GROWTH         TECHNOLOGY            EQUITY
                                             HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (B)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $12,138                $909                $ --             $188,754
 Net realized gain (loss) on security
  transactions                                  17,756              25,274              34,715              125,412
 Net realized gain on distributions            106,843             193,992                  --               62,737
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      84,339             168,120             169,876            1,095,195
                                            ----------          ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    221,076             388,295             204,591            1,472,098
                                            ----------          ----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                          --                  --                  --            2,293,173
 Net transfers                                 (17,387)            (31,882)               (240)              11,520
 Surrenders for benefit payments and
  fees                                         (68,316)            (42,584)            (14,220)            (774,150)
 Net loan activity                              (2,507)            (30,530)               (156)            (185,797)
 Cost of insurance                            (100,576)            (87,101)            (87,979)          (1,806,873)
                                            ----------          ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (188,786)           (192,097)           (102,595)            (462,127)
                                            ----------          ----------          ----------          -----------
 Net increase (decrease) in net assets          32,290             196,198             101,996            1,009,971
NET ASSETS:
 Beginning of year                           1,418,923           1,662,698           1,507,359           17,756,828
                                            ----------          ----------          ----------          -----------
 End of year                                $1,451,213          $1,858,896          $1,609,355          $18,766,799
                                            ==========          ==========          ==========          ===========

                                             HARTFORD                                  HARTFORD             HARTFORD
                                              GROWTH              HARTFORD           INTERNATIONAL        INTERNATIONAL
                                           OPPORTUNITIES            INDEX            SMALL COMPANY        OPPORTUNITIES
                                             HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $35,813           $1,160,162             $257,997             $581,303
 Net realized gain (loss) on security
  transactions                                   28,483               94,847               25,020              151,576
 Net realized gain on distributions           4,290,110            3,882,996            2,337,838           10,098,003
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,340,866           (1,614,009)          (1,467,489)           1,478,089
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   5,695,272            3,523,996            1,153,366           12,308,971
                                            -----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    4,555,416            8,240,847            2,602,561            6,788,960
 Net transfers                                3,506,453              504,510            1,266,582               80,141
 Surrenders for benefit payments and
  fees                                       (1,027,944)          (3,769,319)            (519,045)          (2,199,648)
 Net loan activity                             (324,665)            (797,412)            (172,859)            (422,212)
 Cost of insurance                           (2,768,664)          (6,502,941)          (1,600,501)          (4,272,765)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            3,940,596           (2,324,315)           1,576,738              (25,524)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets        9,635,868            1,199,681            2,730,104           12,283,447
NET ASSETS:
 Beginning of year                           18,450,834           67,914,686           12,248,659           43,891,021
                                            -----------          -----------          -----------          -----------
 End of year                                $28,086,702          $69,114,367          $14,978,763          $56,174,468
                                            ===========          ===========          ===========          ===========

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                                                    HARTFORD
                                              HARTFORD               HARTFORD                HARTFORD               MORTGAGE
                                               MIDCAP              MIDCAP VALUE            MONEY MARKET            SECURITIES
                                              HLS FUND               HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $448,060               $105,198              $4,384,503               $795,949
 Net realized gain (loss) on security
  transactions                                   580,352                (22,480)                     --                 11,057
 Net realized gain on distributions           14,047,474              2,998,700                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,670,729)            (2,726,994)                     --               (328,606)
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   13,405,157                354,424               4,384,503                478,400
                                             -----------            -----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     7,323,791              2,051,118             227,839,484              2,190,380
 Net transfers                                (4,506,726)               146,421            (194,128,913)               112,960
 Surrenders for benefit payments and
  fees                                        (4,959,674)              (599,580)            (16,842,230)              (623,387)
 Net loan activity                              (635,507)              (332,361)               (862,182)              (120,367)
 Cost of insurance                            (6,537,560)            (1,554,182)            (14,420,278)            (1,299,474)
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (9,315,676)              (288,584)              1,585,881                260,112
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets         4,089,481                 65,840               5,970,384                738,512
NET ASSETS:
 Beginning of year                            89,476,933             17,673,734              88,523,036             13,901,117
                                             -----------            -----------            ------------            -----------
 End of year                                 $93,566,414            $17,739,574             $94,493,420            $14,639,629
                                             ===========            ===========            ============            ===========

                                                                                             HARTFORD
                                              HARTFORD                HARTFORD                 VALUE              LORD ABBETT
                                            SMALL COMPANY              STOCK               OPPORTUNITIES        AMERICA'S VALUE
                                              HLS FUND                HLS FUND               HLS FUND              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $106,678              $1,264,460               $226,003              $174,853
 Net realized gain (loss) on security
  transactions                                   138,546                 133,778               (250,103)               (1,999)
 Net realized gain on distributions            6,764,719              17,441,992              2,569,000               184,482
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (876,585)            (11,889,658)            (3,859,518)             (320,619)
                                             -----------            ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    6,133,358               6,950,572             (1,314,618)               36,717
                                             -----------            ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     3,901,812              15,443,310              3,234,884             1,317,229
 Net transfers                                (1,104,645)              1,363,267                132,145             2,075,122
 Surrenders for benefit payments and
  fees                                        (2,063,376)             (5,844,038)            (1,167,328)              (39,690)
 Net loan activity                              (351,371)               (504,363)              (135,829)             (124,113)
 Cost of insurance                            (3,214,193)            (10,942,345)            (1,732,891)             (441,581)
                                             -----------            ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,831,773)               (484,169)               330,981             2,786,967
                                             -----------            ------------            -----------            ----------
 Net increase (decrease) in net assets         3,301,585               6,466,403               (983,637)            2,823,684
NET ASSETS:
 Beginning of year                            44,188,159             114,838,351             17,356,653             3,079,105
                                             -----------            ------------            -----------            ----------
 End of year                                 $47,489,744            $121,304,754            $16,373,016            $5,902,789
                                             ===========            ============            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                           LORD ABBETT
                                             GROWTH &
                                              INCOME         MFS INVESTORS         MFS NEW             MFS TOTAL
                                            PORTFOLIO         TRUST SERIES     DISCOVERY SERIES      RETURN SERIES
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $83,006            $1,377                $ --             $709,991
 Net realized gain (loss) on security
  transactions                                  (3,173)              333               4,901                7,867
 Net realized gain on distributions            457,730             1,397             248,087              678,836
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (403,208)           13,050            (183,280)            (285,667)
                                            ----------          --------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    134,355            16,157              69,708            1,111,027
                                            ----------          --------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                   1,412,610            74,536             626,003            5,106,010
 Net transfers                               1,901,608           204,649             198,349            1,758,479
 Surrenders for benefit payments and
  fees                                         (46,003)          (11,042)           (117,051)          (1,074,800)
 Net loan activity                             (33,657)             (173)            (55,073)             (89,969)
 Cost of insurance                            (558,723)          (27,444)           (376,511)          (2,735,964)
                                            ----------          --------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           2,675,835           240,526             275,717            2,963,756
                                            ----------          --------          ----------          -----------
 Net increase (decrease) in net assets       2,810,190           256,683             345,425            4,074,783
NET ASSETS:
 Beginning of year                           4,003,892           122,454           3,312,445           27,626,534
                                            ----------          --------          ----------          -----------
 End of year                                $6,814,082          $379,137          $3,657,870          $31,701,317
                                            ==========          ========          ==========          ===========


                                                                OPPENHEIMER          OPPENHEIMER
                                           U.S. MID CAP           CAPITAL              GLOBAL            OPPENHEIMER
                                              VALUE          APPRECIATION FUND     SECURITIES FUND     MAIN STREET FUND
                                         SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $290                 $205              $65,340              $6,502
 Net realized gain (loss) on security
  transactions                                   5,172                  811               (2,265)                (42)
 Net realized gain on distributions              5,026                   --              273,254                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (44,430)             292,307               (8,087)             12,961
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    (33,942)             293,323              328,242              19,421
                                            ----------          -----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                      95,210              617,841            1,533,670             287,084
 Net transfers                               1,485,491              744,370            2,388,096             483,726
 Surrenders for benefit payments and
  fees                                          (7,756)            (161,495)             (88,599)             (6,398)
 Net loan activity                                 269                  268              (50,170)             (1,643)
 Cost of insurance                             (48,928)            (302,336)            (729,845)           (127,245)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           1,524,286              898,648            3,053,152             635,524
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets       1,490,344            1,191,971            3,381,394             654,945
NET ASSETS:
 Beginning of year                                  --            1,943,789            4,655,631             657,851
                                            ----------          -----------          -----------          ----------
 End of year                                $1,490,344           $3,135,760           $8,037,025          $1,312,796
                                            ==========          ===========          ===========          ==========

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT            PUTNAM VT            PUTNAM VT
                                           DIVERSIFIED         GLOBAL ASSET           GLOBAL             GROWTH AND
                                           INCOME FUND       ALLOCATION FUND        EQUITY FUND          INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $61,548              $6,152             $211,683             $430,370
 Net realized gain (loss) on security
  transactions                                  (3,775)             (4,961)          (1,453,217)             107,336
 Net realized gain on distributions                 --                  --                   --            4,152,428
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (7,807)             26,442            2,120,075           (6,099,292)
                                            ----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     49,966              27,633              878,541           (1,409,158)
                                            ----------          ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                          --                  --              853,719            2,780,467
 Net transfers                                 (85,245)             (9,565)          (1,906,079)          (1,197,694)
 Surrenders for benefit payments and
  fees                                         (57,082)            (32,469)            (809,759)          (1,389,103)
 Net loan activity                             (19,802)             (8,560)             (36,838)            (177,698)
 Cost of insurance                             (70,916)            (62,322)            (734,390)          (2,200,466)
                                            ----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (233,045)           (112,916)          (2,633,347)          (2,184,494)
                                            ----------          ----------          -----------          -----------
 Net increase (decrease) in net assets        (183,079)            (85,283)          (1,754,806)          (3,593,652)
NET ASSETS:
 Beginning of year                           1,338,184             872,313            9,864,181           28,255,409
                                            ----------          ----------          -----------          -----------
 End of year                                $1,155,105            $787,030           $8,109,375          $24,661,757
                                            ==========          ==========          ===========          ===========

                                                                                                          PUTNAM VT
                                            PUTNAM VT            PUTNAM VT                              INTERNATIONAL
                                              HEALTH               HIGH               PUTNAM VT           GROWTH AND
                                          SCIENCES FUND         YIELD FUND           INCOME FUND         INCOME FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $30,400           $1,634,047             $989,281             $39,501
 Net realized gain (loss) on security
  transactions                                  78,926               62,167               27,992              50,277
 Net realized gain on distributions                 --                   --                   --             364,318
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (100,435)          (1,057,627)              48,203            (302,238)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                      8,891              638,587            1,065,476             151,858
                                            ----------          -----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                          --            2,890,256            3,205,466                  --
 Net transfers                                 (96,137)            (552,031)           4,062,330            (146,612)
 Surrenders for benefit payments and
  fees                                        (207,053)            (883,993)          (1,582,927)            (95,431)
 Net loan activity                             (31,509)            (408,057)            (220,848)            (21,310)
 Cost of insurance                            (188,920)          (1,875,656)          (1,748,983)           (127,443)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (523,619)            (829,481)           3,715,038            (390,796)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets        (514,728)            (190,894)           4,780,514            (238,938)
NET ASSETS:
 Beginning of year                           2,845,311           21,399,093           17,666,184           2,115,150
                                            ----------          -----------          -----------          ----------
 End of year                                $2,330,583          $21,208,199          $22,446,698          $1,876,212
                                            ==========          ===========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              PUTNAM VT              PUTNAM VT                                    PUTNAM VT
                                            INTERNATIONAL        INTERNATIONAL NEW          PUTNAM VT               MONEY
                                             EQUITY FUND         OPPORTUNITIES FUND       INVESTORS FUND         MARKET FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,030,025                $15,206                $14,670              $17,366
 Net realized gain (loss) on security
  transactions                                   458,972                (56,260)               (17,066)                  --
 Net realized gain on distributions            4,206,620                     --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (2,866,241)               218,880                (90,756)                  --
                                             -----------             ----------             ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    2,829,376                177,826                (93,152)              17,366
                                             -----------             ----------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                     3,370,773                     --                     --                   --
 Net transfers                                  (975,623)               (26,668)              (275,034)            (159,519)
 Surrenders for benefit payments and
  fees                                        (1,522,325)               (87,969)               (41,623)             (97,214)
 Net loan activity                              (383,732)               (17,392)               (40,918)              (8,858)
 Cost of insurance                            (2,659,986)               (97,918)              (168,842)             (28,590)
                                             -----------             ----------             ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                (2,170,893)              (229,947)              (526,417)            (294,181)
                                             -----------             ----------             ----------            ---------
 Net increase (decrease) in net assets           658,483                (52,121)              (619,569)            (276,815)
NET ASSETS:
 Beginning of year                            33,935,818              1,357,974              2,653,731              511,516
                                             -----------             ----------             ----------            ---------
 End of year                                 $34,594,301             $1,305,853             $2,034,162             $234,701
                                             ===========             ==========             ==========            =========

                                               PUTNAM VT              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                                  NEW                    NEW              OTC & EMERGING          SMALL CAP
                                          OPPORTUNITIES FUND          VALUE FUND           GROWTH FUND            VALUE FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $23,549                $55,786                  $ --               $18,462
 Net realized gain (loss) on security
  transactions                                 (1,601,794)               140,986              (603,300)               (1,637)
 Net realized gain on distributions                    --                388,040                    --               369,230
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,493,696               (699,590)              754,697            (1,048,516)
                                              -----------             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       915,451               (114,778)              151,397              (662,461)
                                              -----------             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      1,683,011                     --                    --             1,139,339
 Net transfers                                   (710,592)              (690,343)             (109,133)            2,483,961
 Surrenders for benefit payments and
  fees                                           (817,253)               (66,374)              (68,508)             (109,671)
 Net loan activity                               (341,618)                (8,752)               (7,023)              (45,446)
 Cost of insurance                             (1,293,678)              (224,907)              (96,682)             (430,010)
                                              -----------             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 (1,480,130)              (990,376)             (281,346)            3,038,173
                                              -----------             ----------            ----------            ----------
 Net increase (decrease) in net assets           (564,679)            (1,105,154)             (129,949)            2,375,712
NET ASSETS:
 Beginning of year                             15,705,782              4,292,843             1,187,401             2,320,921
                                              -----------             ----------            ----------            ----------
 End of year                                  $15,141,103             $3,187,689            $1,057,452            $4,696,633
                                              ===========             ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              PUTNAM VT               PUTNAM VT
                                          THE GEORGE PUTNAM      UTILITIES GROWTH AND        PUTNAM VT              PUTNAM VT
                                            FUND OF BOSTON           INCOME FUND             VISTA FUND           VOYAGER FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $77,934                 $46,761                   $ --                 $8,955
 Net realized gain (loss) on security
  transactions                                    33,765                  51,830               (213,292)            (2,066,465)
 Net realized gain on distributions              246,826                      --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (315,161)                343,400                274,450              3,712,871
                                              ----------              ----------             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                       43,364                 441,991                 61,158              1,655,361
                                              ----------              ----------             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                            --                      --                     --              3,372,926
 Net transfers                                  (319,581)               (219,164)              (167,033)            (2,396,049)
 Surrenders for benefit payments and
  fees                                           (56,171)                (46,546)               (42,776)            (1,402,001)
 Net loan activity                               (18,241)                 (9,521)                (5,833)              (190,570)
 Cost of insurance                              (170,497)               (148,229)               (96,074)            (2,380,021)
                                              ----------              ----------             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (564,490)               (423,460)              (311,716)            (2,995,715)
                                              ----------              ----------             ----------            -----------
 Net increase (decrease) in net assets          (521,126)                 18,531               (250,558)            (1,340,354)
NET ASSETS:
 Beginning of year                             2,732,480               2,306,288              1,537,452             29,553,977
                                              ----------              ----------             ----------            -----------
 End of year                                  $2,211,354              $2,324,819             $1,286,894            $28,213,623
                                              ==========              ==========             ==========            ===========

                                                                                         VAN KAMPEN
                                             PUTNAM VT             PUTNAM VT           LIFE INVESTMENT
                                              CAPITAL                EQUITY            TRUST COMSTOCK
                                         OPPORTUNITIES FUND       INCOME FUND             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --               $69,651               $163,563
 Net realized gain (loss) on security
  transactions                                    3,856                35,753                 (1,062)
 Net realized gain on distributions             311,924               346,327                227,365
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (810,576)             (301,021)              (951,521)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (494,796)              150,710               (561,655)
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    1,177,934               753,784              3,063,709
 Net transfers                                1,049,472                95,753              5,122,103
 Surrenders for benefit payments and
  fees                                         (155,554)              (91,345)              (243,056)
 Net loan activity                              (43,598)              (40,659)               (79,356)
 Cost of insurance                             (552,229)             (489,875)            (1,243,166)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,476,025               227,658              6,620,234
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets          981,229               378,368              6,058,579
NET ASSETS:
 Beginning of year                            3,946,824             5,446,972              9,208,128
                                             ----------            ----------            -----------
 End of year                                 $4,928,053            $5,825,340            $15,266,707
                                             ==========            ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity Income Fund Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Templeton Global Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth & Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, Van Kampen -- UIF Mid Cap Growth Portfolio, U.S. Mid Cap Value, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and the Van Kampen Life Investment Trust Comstock Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation period.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

-------------------------------------------------------------------------------

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on the contract date and on each subsequent monthly activity date:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 1.40% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of $30. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio                                            $6,199,290      $1,139,791
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                             2,933,473         837,582
AllianceBernstein VPS International Growth
 Portfolio                                             2,716,691         623,343
AIM V.I. Capital Appreciation Fund                       664,873         195,146
AIM V.I. Core Equity Fund                                645,873         199,822
AIM V.I. International Growth Fund                       432,756           5,285
AIM V.I. Mid Cap Core Equity Fund                      5,061,920       2,736,494
AIM V.I. Small Cap Equity Fund                         1,308,854         252,116
AIM V.I. Capital Development Fund                        465,410         373,934
American Funds Asset Allocation Fund                  18,220,849       5,871,570
American Funds Blue Chip Income and Growth Fund       10,813,022       3,586,354
American Funds Bond Fund                              13,446,448       7,726,122
American Funds Global Growth Fund                     11,815,212       3,131,934
American Funds Growth Fund                            42,539,123       8,575,609
American Funds Growth-Income Fund                     27,240,348       8,185,682
American Funds International Fund                     20,245,570       5,529,329
American Funds New World Fund                          8,355,735       3,286,988
American Funds Global Small Capitalization Fund        7,853,808       3,486,574
Fidelity VIP Asset Manager Portfolio                     298,510         472,902
Fidelity VIP Equity Income Fund Portfolio              3,597,958       6,099,063
Fidelity VIP Contrafund Portfolio                     10,156,601       1,853,380
Fidelity VIP Overseas Portfolio                          427,392         218,901
Fidelity VIP Mid Cap Portfolio                         7,998,789       1,485,253
Fidelity VIP Freedom 2010 Portfolio                      408,978          63,076
Fidelity VIP Freedom 2020 Portfolio                      273,613           3,210
Fidelity VIP Freedom 2030 Portfolio                       53,273           1,774
Franklin Income Securities Fund                       13,303,765       1,373,589
Franklin Small Cap Value Securities Fund               5,491,064       2,292,814
Franklin Strategic Income Securities Fund              1,988,193         200,807

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Mutual Shares Securities Fund                        $10,317,637      $3,063,547
Templeton Growth Securities Fund                       3,958,752         400,761
Mutual Discovery Securities Fund                       7,519,049         975,598
Templeton Global Income Securities Fund                9,782,028       1,367,154
Hartford Advisers HLS Fund                             6,622,053       9,494,531
Hartford Total Return Bond HLS Fund                   16,685,282      11,421,340
Hartford Capital Appreciation HLS Fund                31,774,091      16,620,007
Hartford Dividend and Growth HLS Fund                 14,261,454       6,934,930
Hartford Global Advisers HLS Fund                        215,893         320,928
Hartford Global Equity HLS Fund                        1,391,756       1,487,631
Hartford Global Growth HLS Fund                          194,284         243,924
Hartford Disciplined Equity HLS Fund                   2,867,093       1,551,730
Hartford Growth Opportunities HLS Fund                 7,644,972       3,400,025
Hartford Index HLS Fund                                5,709,727       6,213,298
Hartford International Small Company HLS Fund          2,198,554       1,680,340
Hartford International Opportunities HLS Fund          6,849,632       3,764,587
Hartford MidCap HLS Fund                               5,095,286       9,130,986
Hartford MidCap Value HLS Fund                         4,394,162       1,767,862
Hartford Money Market HLS Fund                        78,124,397      46,146,543
Hartford Small Company HLS Fund                        2,652,004       4,506,437
Hartford Stock HLS Fund                                6,591,750       8,892,827
Hartford U.S. Government Securities HLS Fund          19,531,139      16,442,670
Hartford Value Opportunities HLS Fund                  3,201,032       3,883,250
Lord Abbett America's Value Portfolio                  1,802,804         322,125
Lord Abbett Bond-Debenture Portfolio                     752,025          31,914
Lord Abbett Growth & Income Portfolio                  1,830,761         473,819
MFS Investors Trust Series                             1,326,460         109,453
MFS New Discovery Series                               1,262,997         687,291
MFS Total Return Series                                5,533,152       4,615,421
MFS Value Series                                       2,091,181          10,447
Van Kampen -- UIF Mid Cap Growth Portfolio               494,793          45,479
U.S. Mid Cap Value                                     1,496,109         530,947
Oppenheimer Capital Appreciation Fund                    795,707         286,973
Oppenheimer Global Securities Fund                     2,236,113         631,382
Oppenheimer Main Street Fund                             682,678         142,391
Oppenheimer Main Street Small Cap Fund                   305,198           4,135
Putnam VT Diversified Income Fund                        733,238         185,418
Putnam VT Global Asset Allocation Fund                    27,219         118,080
Putnam VT Global Equity Fund                             470,849         942,216
Putnam VT Growth and Income Fund                       5,215,396       2,977,026
Putnam VT Health Sciences Fund                            18,721         450,352
Putnam VT High Yield Fund                              5,154,886       4,074,623
Putnam VT Income Fund                                  4,731,027       5,986,578
Putnam VT International Growth and Income Fund           329,470         151,281
Putnam VT International Equity Fund                    7,058,275       3,729,426
Putnam VT International New Opportunities Fund            18,096         229,961
Putnam VT Investors Fund                                   8,378         342,808
Putnam VT Money Market Fund                                6,229          38,433

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                        $694,372      $2,016,151
Putnam VT New Value Fund                                 593,113         558,863
Putnam VT OTC & Emerging Growth Fund                           1         194,715
Putnam VT Small Cap Value Fund                         2,417,600         471,930
Putnam VT The George Putnam Fund of Boston               240,287         362,129
Putnam VT Utilities Growth and Income Fund                99,496         376,070
Putnam VT Vista Fund                                          --         172,861
Putnam VT Voyager Fund                                 1,106,484       3,177,454
Putnam VT Capital Opportunities Fund                   1,110,555         599,676
Putnam VT Equity Income Fund                           1,204,771         728,358
Van Kampen Life Investment Trust Comstock
 Portfolio                                             4,434,603         601,712
                                                  --------------  --------------
                                                    $528,822,462    $265,897,248
                                                  ==============  ==============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value
 Portfolio                        830,717        420,100            410,617
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                        345,247        213,510            131,737
AllianceBernstein VPS
 International Growth
 Portfolio                        337,993        124,153            213,840
AIM V.I. Capital
 Appreciation Fund                 97,998         50,048             47,950
AIM V.I. Core Equity Fund          55,685         25,513             30,172
AIM V.I. International
 Growth Fund                       59,045          4,189             54,856
AIM V.I. Mid Cap Core
 Equity Fund                      341,117        328,189             12,928
AIM V.I. Small Cap Equity
 Fund                             140,275         47,977             92,298
AIM V.I. Capital
 Development Fund                  43,369         48,747             (5,378)
American Funds Asset
 Allocation Fund                1,710,052      1,291,016            419,036
American Funds Blue Chip
 Income and Growth Fund           966,318        739,249            227,069
American Funds Bond Fund        1,544,669      1,359,774            184,895
American Funds Global
 Growth Fund                    9,880,224      8,359,752          1,520,472
American Funds Growth Fund     47,795,762     38,649,384          9,146,378
American Funds
 Growth-Income Fund            30,267,436     27,618,675          2,648,761
American Funds
 International Fund               966,981        829,758            137,223
American Funds New World
 Fund                             397,446        347,291             50,155
American Funds Global
 Small Capitalization
 Fund                           4,512,993      4,690,546           (177,553)
Fidelity VIP Asset Manager
 Portfolio                         17,257        213,823           (196,566)
Fidelity VIP Equity Income
 Fund Portfolio                 2,241,618      3,855,542         (1,613,924)
Fidelity VIP Contrafund
 Portfolio                      1,302,678        678,193            624,485
Fidelity VIP Overseas
 Portfolio                            201         98,653            (98,452)
Fidelity VIP Mid Cap
 Portfolio                        716,084        406,280            309,804
Fidelity VIP Freedom 2010
 Portfolio                         44,417          8,771             35,646
Fidelity VIP Freedom 2020
 Portfolio                         32,842          1,378             31,464
Fidelity VIP Freedom 2030
 Portfolio                          7,226            382              6,844
Franklin Income Securities
 Fund                           1,431,266        577,351            853,915
Franklin Small Cap Value
 Securities Fund                  449,843        385,069             64,774
Franklin Strategic Income
 Securities Fund                  232,763         39,840            192,923
Mutual Shares Securities
 Fund                             983,510        741,717            241,793

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Templeton Growth
 Securities Fund                  464,989        209,262            255,727
Mutual Discovery
 Securities Fund                  780,561        321,260            459,301
Templeton Global Income
 Securities Fund                  908,935        196,830            712,105
Hartford Advisers HLS Fund      5,088,351      7,279,140         (2,190,789)
Hartford Total Return Bond
 HLS Fund                      11,765,167     13,061,285         (1,296,118)
Hartford Capital
 Appreciation HLS Fund          5,565,299      7,374,037         (1,808,738)
Hartford Dividend and
 Growth HLS Fund                6,981,106      6,483,264            497,842
Hartford Global Advisers
 HLS Fund                          93,868        210,866           (116,998)
Hartford Global Equity HLS
 Fund                             149,594      1,560,659         (1,411,065)
Hartford Global Growth HLS
 Fund                             106,988        228,341           (121,353)
Hartford Disciplined
 Equity HLS Fund                2,650,554      2,821,251           (170,697)
Hartford Growth
 Opportunities HLS Fund           648,499        464,235            184,264
Hartford Index HLS Fund         3,232,241      4,129,745           (897,504)
Hartford International
 Small Company HLS Fund           195,457        200,625             (5,168)
Hartford International
 Opportunities HLS Fund         3,753,760      3,683,151             70,609
Hartford MidCap HLS Fund        2,147,145      4,492,266         (2,345,121)
Hartford MidCap Value HLS
 Fund                             199,804        217,356            (17,552)
Hartford Money Market HLS
 Fund                         119,192,998    102,508,185         16,684,813
Hartford Small Company HLS
 Fund                           3,543,908      4,427,306           (883,398)
Hartford Stock HLS Fund         6,100,507      7,656,341         (1,555,834)
Hartford U.S. Government
 Securities HLS Fund            2,779,878      7,787,927         (5,008,049)
Hartford Value
 Opportunities HLS Fund           322,805        426,679           (103,874)
Lord Abbett America's
 Value Portfolio                  205,052        105,521             99,531
Lord Abbett Bond-Debenture
 Portfolio                         83,159          8,974             74,185
Lord Abbett Growth &
 Income Portfolio                 256,123        142,871            113,252
MFS Investors Trust Series        134,367         13,918            120,449
MFS New Discovery Series           81,408         86,770             (5,362)
MFS Total Return Series           526,870        696,534           (169,664)
MFS Value Series                  280,060         11,162            268,898
Van Kampen -- UIF Mid Cap
 Growth Portfolio                  67,352          8,140             59,212
U.S. Mid Cap Value                156,229         72,390             83,839
Oppenheimer Capital
 Appreciation Fund                123,573         70,245             53,328
Oppenheimer Global
 Securities Fund                  274,630        180,140             94,490
Oppenheimer Main Street
 Fund                              73,027         32,531             40,496
Oppenheimer Main Street
 Small Cap Fund                    38,865          2,624             36,241
Putnam VT Diversified
 Income Fund                       83,958         15,647             68,311
Putnam VT Global Asset
 Allocation Fund                    1,058          5,678             (4,620)
Putnam VT Global Equity
 Fund                              32,575         57,953            (25,378)
Putnam VT Growth and
 Income Fund                      147,569        203,318            (55,749)
Putnam VT Health Sciences
 Fund                                 101         34,530            (34,429)
Putnam VT High Yield Fund         338,702        352,664            (13,962)
Putnam VT Income Fund             435,935        549,698           (113,763)
Putnam VT International
 Growth and Income Fund                91          9,016             (8,925)
Putnam VT International
 Equity Fund                      320,918        412,807            (91,889)
Putnam VT International
 New Opportunities Fund                 1         14,617            (14,616)
Putnam VT Investors Fund              110         37,603            (37,493)
Putnam VT Money Market
 Fund                                  --         21,623            (21,623)
Putnam VT New
 Opportunities Fund               110,872        179,341            (68,469)

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Putnam VT New Value Fund            2,245         39,800            (37,555)
Putnam VT OTC & Emerging
 Growth Fund                           89         26,443            (26,354)
Putnam VT Small Cap Value
 Fund                             258,311        169,364             88,947
Putnam VT The George
 Putnam Fund of Boston                387         26,818            (26,431)
Putnam VT Utilities Growth
 and Income Fund                    4,762         14,609             (9,847)
Putnam VT Vista Fund                   --         15,177            (15,177)
Putnam VT Voyager Fund            160,681        246,091            (85,410)
Putnam VT Capital
 Opportunities Fund               123,131        106,014             17,117
Putnam VT Equity Income
 Fund                             105,463         87,359             18,104
Van Kampen Life Investment
 Trust Comstock Portfolio         587,220        305,574            281,646

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein
 International Value
 Portfolio                        962,241        171,853            790,388
AllianceBernstein
 Small/Mid-Cap Value
 Portfolio                        448,173        152,097            296,076
AllianceBernstein VPS
 International Growth
 Portfolio                        184,865          7,983            176,882
AIM V.I. Capital
 Appreciation Fund                 85,290         37,692             47,598
AIM V.I. Core Equity Fund          37,330         21,871             15,459
AIM V.I. Mid Cap Core
 Equity Fund                      271,860        189,805             82,055
AIM V.I. Small Cap Equity
 Fund                              68,795         17,501             51,294
AIM V.I. Capital
 Development Fund                 117,340         42,395             74,945
American Funds Asset
 Allocation Fund                1,584,565        840,056            744,509
American Funds Blue Chip
 Income and Growth Fund           936,030        476,617            459,413
American Funds Bond Fund        2,258,982        846,269          1,412,713
American Funds Global
 Growth Fund                    9,612,260      6,068,500          3,543,760
American Funds Growth Fund     44,985,287     28,187,792         16,797,495
American Funds
 Growth-Income Fund            30,537,673     20,657,561          9,880,112
American Funds
 International Fund             1,067,579        601,918            465,661
American Funds New World
 Fund                             507,004        225,922            281,082
American Funds Global
 Small Capitalization
 Fund                           4,798,828      3,428,819          1,370,009
Fidelity VIP Asset Manager
 Portfolio                             94        185,845           (185,751)
Fidelity VIP Equity Income
 Fund Portfolio                 2,130,981      2,937,315           (806,334)
Fidelity VIP Contrafund
 Portfolio                      1,348,827        429,779            919,048
Fidelity VIP Overseas
 Portfolio                             67        148,591           (148,524)
Fidelity VIP Mid Cap
 Portfolio                        838,127        198,750            639,377
Franklin Income Securities
 Fund                           1,761,006        235,451          1,525,555
Franklin Small Cap Value
 Securities Fund                  401,190        291,674            109,516
Mutual Shares Securities
 Fund                           1,346,660        439,526            907,134
Templeton Growth
 Securities Fund                  705,438         91,573            613,865
Mutual Discovery
 Securities Fund                  992,625        167,190            825,435
Templeton Global Income
 Securities Fund                  110,728          3,866            106,862
Hartford Advisers HLS Fund      5,632,404      6,422,572           (790,168)
Hartford Total Return Bond
 HLS Fund                      14,036,794     11,867,752          2,169,042
Hartford Capital
 Appreciation HLS Fund          4,470,890      6,595,559         (2,124,669)
Hartford Dividend and
 Growth HLS Fund                6,791,079      5,520,473          1,270,606
Hartford Global Advisers
 HLS Fund                             262        113,843           (113,581)
Hartford Global Growth HLS
 Fund                                  --        136,337           (136,337)

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Technology
 HLS Fund                              58        103,409           (103,351)
Hartford Disciplined
 Equity HLS Fund                1,871,088      2,154,650           (283,562)
Hartford Growth
 Opportunities HLS Fund           486,070        311,814            174,256
Hartford Index HLS Fund         3,101,416      3,690,590           (589,174)
Hartford International
 Small Company HLS Fund           229,664        165,179             64,485
Hartford International
 Opportunities HLS Fund         4,093,121      4,027,529             65,592
Hartford MidCap HLS Fund        2,257,570      4,548,560         (2,290,990)
Hartford MidCap Value HLS
 Fund                             197,095        213,093            (15,998)
Hartford Money Market HLS
 Fund                         153,356,780    152,450,668            906,112
Hartford Mortgage
 Securities HLS Fund            1,887,642      1,766,858            120,784
Hartford Small Company HLS
 Fund                           2,813,227      3,985,697         (1,172,470)
Hartford Stock HLS Fund         6,087,845      6,164,594            (76,749)
Hartford Value
 Opportunities HLS Fund           430,719        424,578              6,141
Lord Abbett America's
 Value Portfolio                  295,884         65,400            230,484
Lord Abbett Growth &
 Income Portfolio                 294,446         82,000            212,446
MFS Investors Trust Series         22,227          3,467             18,760
MFS New Discovery Series           88,369         71,749             16,620
MFS Total Return Series           648,243        445,893            202,350
U.S. Mid Cap Value                165,211         26,677            138,534
Oppenheimer Capital
 Appreciation Fund                128,065         55,808             72,257
Oppenheimer Global
 Securities Fund                  332,976        100,630            232,346
Oppenheimer Main Street
 Fund                              64,782         14,115             50,667
Putnam VT Diversified
 Income Fund                            4         11,029            (11,025)
Putnam VT Global Asset
 Allocation Fund                       --          3,813             (3,813)
Putnam VT Global Equity
 Fund                              66,034        148,170            (82,136)
Putnam VT Growth and
 Income Fund                      121,423        165,751            (44,328)
Putnam VT Health Sciences
 Fund                               3,172         38,353            (35,181)
Putnam VT High Yield Fund         406,395        381,594             24,801
Putnam VT Income Fund             652,404        321,315            331,089
Putnam VT International
 Growth and Income Fund               231         17,941            (17,710)
Putnam VT International
 Equity Fund                      257,454        359,693           (102,239)
Putnam VT International
 New Opportunities Fund                 5         12,129            (12,124)
Putnam VT Investors Fund              422         42,482            (42,060)
Putnam VT Money Market
 Fund                                  69        173,403           (173,334)
Putnam VT New
 Opportunities Fund                88,598        144,355            (55,757)
Putnam VT New Value Fund              183         44,045            (43,862)
Putnam VT OTC & Emerging
 Growth Fund                           85         31,504            (31,419)
Putnam VT Small Cap Value
 Fund                             346,958         87,661            259,297
Putnam VT The George
 Putnam Fund of Boston                  1         34,325            (34,324)
Putnam VT Utilities Growth
 and Income Fund                       12         11,779            (11,767)
Putnam VT Vista Fund                  496         22,578            (22,082)
Putnam VT Voyager Fund            140,511        226,337            (85,826)
Putnam VT Capital
 Opportunities Fund               151,697         68,434             83,263
Putnam VT Equity Income
 Fund                              97,058         84,608             12,450
Van Kampen Life Investment
 Trust Comstock Portfolio         683,212        150,034            533,178

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2008  Lowest contract charges              1,602,576     $6.074134      $9,734,259
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              1,191,959     13.001625      15,497,409
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                401,571     12.314196       4,945,023
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges                741,924      7.489616       5,556,724
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                610,187     11.656335       7,112,541
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                314,111     11.480951       3,606,288
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 42,050     10.053255         422,734
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges                390,722      5.989175       2,340,105
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                176,882     11.735231       2,075,755
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2008  Lowest contract charges               --            0.88%          (53.28)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.94%            5.58%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.07%           23.14%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges               --            0.44%          (35.75)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.70%            1.53%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.18%           14.20%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             0.53%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges               --              --           (48.96)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.50%           17.35%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                204,743     $7.254268      $1,485,259
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                156,793     12.614437       1,977,854
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                109,195     11.261514       1,229,702
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 69,168     10.594074         732,771
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges                141,615     10.957579       1,551,758
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                111,443     15.685297       1,748,014
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 95,984     14.507758       1,392,514
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges                 54,856      6.495072         356,296
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges              1,093,334     12.155426      13,289,938
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              1,080,406     17.005072      18,372,373
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                998,351     15.522798      15,497,204
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                889,599     13.954120      12,413,573
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                463,562     12.966631       6,010,833
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2008  Lowest contract charges               --              --           (42.49)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --              --            12.01%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.08%            6.30%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.32%            5.94%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges               --            2.66%          (30.14)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.25%            8.12%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.59%           15.24%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges               --            2.07%          (35.05)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges               --            1.61%          (28.52)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.23%            9.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.01%           11.24%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.66%            7.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.28%           13.82%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges                195,093     $8.853684      $1,727,293
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                102,795     12.889339       1,324,958
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 51,501     12.253694         631,083
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                  3,831     10.434113          39,968
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges                118,371      7.052376         834,800
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                123,749     13.312750       1,647,444
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 48,804     12.010285         586,145
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                  1,105     10.307493          11,394
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2008  Lowest contract charges              5,614,716     11.262300      63,234,615
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              5,195,680     15.977239      83,012,623
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              4,451,171     14.994647      66,743,731
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              3,392,245     13.077484      44,362,026
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,897,005     11.982388      22,730,649
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges               --              --           (31.31)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.05%            5.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --              --            17.44%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             4.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges               --              --           (47.03)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --              --            10.85%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --              --            16.52%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             3.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2008  Lowest contract charges               --            2.64%          (29.51)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.29%            6.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.45%           14.66%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            2.67%            9.14%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            2.77%            8.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2008  Lowest contract charges              3,206,911    $10.382553     $33,295,926
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              2,979,842     16.351739      48,725,591
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              2,520,429     16.027025      40,394,987
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              1,897,219     13.649702      25,896,470
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,125,655     12.728640      14,328,059
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges              4,604,691     11.107228      51,145,347
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              4,419,796     12.252603      54,154,000
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              3,007,083     11.857928      35,657,768
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              2,048,674     11.083750      22,706,993
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,378,007     10.910455      15,034,682
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges             40,130,537      1.058316      42,470,789
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             38,610,065      1.717724      66,321,436
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             35,066,305      1.495637      52,446,464
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             30,292,374      1.241944      37,621,432
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             23,858,545      1.088710      25,975,037
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2008  Lowest contract charges               --            2.11%          (36.51)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.59%            2.03%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.14%           17.42%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.97%            7.24%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.69%            9.74%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges               --            5.69%           (9.35)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            8.17%            3.33%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            3.84%            6.99%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            3.55%            1.59%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            3.09%            5.72%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges               --            1.86%          (38.39)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.76%           14.85%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.86%           20.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.67%           14.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.44%           13.49%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges            189,655,749     $0.742443    $140,808,583
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges            180,509,371      1.325073     239,188,093
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges            163,711,876      1.179431     193,086,862
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges            146,366,232      1.070088     156,624,748
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges            116,139,936      0.920977     106,962,210
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges            135,621,416      0.952901     129,233,783
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges            132,972,655      1.533170     203,869,686
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges            123,092,543      1.459565     179,661,567
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges            114,769,448      1.266953     145,407,497
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             94,818,470      1.197136     113,510,605
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges              3,509,365     15.043908      52,794,571
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              3,372,142     25.993056      87,652,268
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              2,906,481     21.656876      62,945,303
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              2,246,359     18.202405      40,889,132
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,329,103     14.981085      19,911,407
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges               --            0.85%          (43.97)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.81%           12.35%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.84%           10.22%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.75%           16.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.20%           12.50%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges               --            1.77%          (37.85)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.57%            5.04%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.61%           15.20%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.43%            5.83%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.99%           10.37%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges               --            2.00%          (42.12)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.60%           20.02%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.78%           18.98%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.82%           21.50%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.88%           19.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges              1,275,691    $18.002579     $22,965,729
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              1,225,536     31.240624      38,286,497
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                944,454     23.629455      22,316,930
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                712,154     17.820884      12,691,218
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                302,753     14.760130       4,468,674
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges             16,823,811      1.147402      19,303,674
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             17,001,364      2.468617      41,969,856
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             15,631,355      2.032992      31,778,420
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             14,344,510      1.638805      23,507,855
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             10,521,812      1.307366      13,755,859
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2008  Lowest contract charges                743,264      1.871681       1,391,153
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                939,830      2.625733       2,467,743
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              1,125,581      2.273295       2,558,778
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              1,293,414      2.118302       2,739,841
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,592,399      2.035964       3,242,068
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges               --            1.52%          (42.37)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            3.36%           32.21%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.55%           32.59%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.24%           20.74%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.94%           18.80%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges               --              --           (53.52)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.94%           21.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.46%           24.05%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.95%           25.35%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --            20.88%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2008  Lowest contract charges               --            2.39%          (28.72)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            6.10%           15.50%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.77%            7.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            2.83%            4.04%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            3.07%            5.47%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
FIDELITY VIP EQUITY INCOME FUND
 PORTFOLIO
 2008  Lowest contract charges                 457,403     $7.215315      $3,300,309
    Highest contract charges                13,017,857      1.919982      24,994,051
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 350,149     12.616655       4,417,713
    Highest contract charges                14,739,035      3.348026      49,346,671
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 194,435     12.458100       2,422,288
    Highest contract charges                15,701,083      3.297550      51,775,107
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                  24,632     10.387944         255,874
    Highest contract charges                16,224,483      2.743539      44,512,501
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              15,634,379      2.591536      40,517,055
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2008  Lowest contract charges               2,797,455      8.007735      22,401,277
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               2,172,970     13.972661      30,362,173
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,253,922     11.911647      14,936,278
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                 261,790     10.689654       2,798,445
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP OVERSEAS PORTFOLIO
 2008  Lowest contract charges               1,134,846      1.673907       1,899,627
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,233,298      2.978729       3,673,659
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,381,822      2.539150       3,508,654
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,519,518      2.150376       3,267,534
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges               1,972,121      1.806348       3,562,337
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
FIDELITY VIP EQUITY INCOME FUND
 PORTFOLIO
 2008  Lowest contract charges               --            2.63%          (42.81)%
    Highest contract charges                 --            2.45%          (42.65)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.06%            1.27%
    Highest contract charges                 --            1.79%            1.53%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            3.29%           19.93%
    Highest contract charges                 --            3.33%           20.19%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             3.88%
    Highest contract charges                 --            1.57%            5.87%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.46%           11.53%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2008  Lowest contract charges               --            0.91%          (42.69)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.93%           17.30%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.09%           11.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             6.90%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP OVERSEAS PORTFOLIO
 2008  Lowest contract charges               --            2.60%          (43.81)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            3.30%           17.31%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.88%           18.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.68%           19.05%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.32%           13.64%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges               1,742,992     $8.324310     $14,509,208
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,433,188     13.783318      19,754,089
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 793,811     11.950350       9,486,316
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                  87,563     10.631702         930,940
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2008  Lowest contract charges                  35,646      7.810650         278,415
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2008  Lowest contract charges                  31,464      7.169550         225,584
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2008  Lowest contract charges                   6,844      6.707483          45,903
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges               2,983,512      8.351913      24,918,032
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               2,129,597     11.872911      25,284,515
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 604,042     11.443038       6,912,073
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges               --            0.25%          (39.61)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.50%           15.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.06%           12.40%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             6.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2008  Lowest contract charges               --            8.24%          (21.89)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2008  Lowest contract charges               --            8.93%          (28.31)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2008  Lowest contract charges               --           11.75%          (32.93)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges               --            5.51%          (29.66)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            3.05%            3.76%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.44%           14.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges               1,504,562    $12.530774     $18,853,326
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,439,788     18.707094      26,934,241
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,330,272     19.163059      25,492,086
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,207,277     16.381351      19,776,829
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges                 688,007     15.061082      10,362,130
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2008  Lowest contract charges                 192,923      8.855462       1,708,421
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges               3,323,687     10.912235      36,268,854
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               3,081,894     17.350672      53,472,924
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               2,174,760     16.767268      36,464,775
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,425,325     14.163953      20,188,237
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges                 618,909     12.811952       7,929,434
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges               1,136,464      6.895852       7,836,891
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 880,737     11.955902      10,530,007
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 266,872     11.681704       3,117,522
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges               --            1.15%          (33.02)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.64%           (2.38)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.65%           16.98%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.71%            8.77%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.17%           23.75%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2008  Lowest contract charges               --            0.57%          (11.45)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges               --            3.12%          (37.11)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.39%            3.48%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.28%           18.38%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.83%           10.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.79%           12.63%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges               --            1.81%          (42.32)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.22%            2.35%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.20%           16.82%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges               1,677,235     $9.148724     $15,344,558
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,217,934     12.787292      15,574,071
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 392,499     11.432675       4,487,312
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
TEMPLETON GLOBAL INCOME SECURITIES FUND
 2008  Lowest contract charges                 818,967     11.691131       9,574,652
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 106,862     11.007928       1,176,326
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges              31,141,455      2.329770      72,552,427
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              33,332,244      3.408043     113,597,721
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              34,122,412      3.195934     109,052,976
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              35,681,879      2.886947     103,011,694
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              37,581,626      2.692139     101,174,960
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges               --            2.43%          (28.46)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.35%           11.85%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.11%           14.33%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
TEMPLETON GLOBAL INCOME SECURITIES FUND
 2008  Lowest contract charges               --            4.01%            6.21%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.31%           10.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges               --            3.07%          (31.64)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.25%            6.64%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.39%           10.70%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            3.26%            7.24%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            2.11%            3.74%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges              47,985,924     $2.284046    $109,602,057
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              49,282,042      2.472569     121,853,248
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              47,113,000      2.362266     111,293,438
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              43,102,040      2.254006      97,152,256
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              38,295,847      2.200121      84,255,497
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges              35,247,202      4.175508     147,174,973
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              37,055,940      7.674740     284,394,702
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              39,180,609      6.569283     257,388,510
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              42,096,477      5.633312     237,142,587
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              41,301,396      4.875404     201,360,991
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges              30,391,567      2.975883      90,441,746
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              29,893,725      4.404234     131,658,960
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              28,623,119      4.068371     116,449,466
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              28,228,858      3.380148      95,417,719
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              26,014,070      3.190025      82,985,534
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges               --            6.69%           (7.63)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            5.38%            4.67%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            5.16%            4.80%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            7.62%            2.45%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            4.62%            4.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges               --            1.83%          (45.59)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.12%           16.83%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.34%           16.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.97%           15.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.37%           19.36%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges               --            2.34%          (32.43)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.72%            8.26%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.85%           20.36%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.96%            5.96%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.45%           12.42%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges                 694,602     $1.206928        $838,334
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 811,600      1.788088       1,451,213
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 925,181      1.533670       1,418,923
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,082,280      1.409162       1,525,109
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges               1,263,492      1.363233       1,722,434
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                 143,976      6.096042         877,685
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges               1,029,113      0.768187         790,551
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,150,466      1.615778       1,858,896
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,286,803      1.292115       1,662,698
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,417,005      1.131997       1,604,046
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges               1,745,296      1.103429       1,925,810
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges               --            4.43%          (32.50)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.84%           16.59%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.84%            8.84%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            3.60%            3.37%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.02%           12.75%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges               --            1.21%          (39.04)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges               --            0.66%          (52.46)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.05%           25.05%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.78%           14.15%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.77%            2.59%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.51%           19.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges              11,115,471     $1.043087     $11,594,403
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              11,286,168      1.662814      18,766,799
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              11,569,730      1.534766      17,756,828
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              12,592,439      1.364817      17,186,375
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              12,656,983      1.280563      16,208,064
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges               1,359,332     12.987431      17,654,224
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,175,068     23.902204      28,086,702
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,000,812     18.435854      18,450,834
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                 840,930     16.452771      13,835,626
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges                 419,784     14.145761       5,938,165
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges              16,554,257      2.490602      41,230,064
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              17,451,761      3.960309      69,114,367
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              18,040,935      3.764477      67,914,686
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              20,634,209      3.260543      67,278,725
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              21,603,151      3.120058      67,403,085
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges               --            1.23%          (37.27)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.02%            8.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.11%           12.45%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.17%            6.58%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.13%            8.41%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges               --            0.43%          (45.66)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.16%           29.65%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.87%           12.05%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.28%           16.31%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --            17.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges               --            2.16%          (37.11)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.65%            5.20%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.65%           15.46%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.91%            4.50%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.26%           10.39%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2008  Lowest contract charges                 588,463    $14.524923      $8,547,375
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 593,631     25.232430      14,978,763
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 529,146     23.147960      12,248,659
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                 475,660     17.897193       8,512,985
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges                 318,147     15.090922       4,801,134
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges              15,036,419      2.167800      32,595,949
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              14,965,810      3.753520      56,174,468
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              14,900,218      2.945663      43,891,021
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              13,725,443      2.366771      32,484,981
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              11,993,545      2.064885      24,765,291
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2008  Lowest contract charges               --            1.30%          (42.44)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.78%            9.01%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.99%           29.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            3.09%           18.60%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --            16.96%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges               --            2.34%          (42.25)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.16%           27.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.75%           24.46%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --            14.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.76%           18.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges             19,984,268     $2.710162     $54,160,603
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             22,329,389      4.190281      93,566,414
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             24,620,379      3.634263      89,476,933
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             26,644,122      3.252335      86,655,611
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             28,747,521      2.784937      80,060,035
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges                896,735     11.600671      10,402,729
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                914,287     19.402626      17,739,574
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                930,285     18.998199      17,673,734
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                934,814     16.116626      15,066,050
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                940,825     14.653166      13,786,071
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges             70,437,691      1.795505     126,471,226
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             53,752,878      1.757923      94,493,420
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             52,846,766      1.675089      88,523,036
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             52,654,745      1.599845      84,239,431
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             54,505,878      1.555598      84,789,235
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges               --            0.52%          (35.32)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.47%           15.30%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.07%           11.74%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.40%           16.78%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.27%           16.44%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges               --            0.78%          (40.21)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.54%            2.13%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.92%           17.88%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.60%            9.99%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.12%           16.30%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges               --            2.02%            2.14%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            4.81%            4.95%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            4.60%            4.70%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            2.80%            2.84%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.93%            0.94%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges             17,770,074     $1.512167     $26,871,319
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             18,653,472      2.545893      47,489,744
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             19,825,942      2.228805      44,188,159
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             22,277,708      1.947811      43,392,764
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             25,291,538      1.609664      40,710,878
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges             28,223,648      2.316588      65,382,562
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             29,779,482      4.073434     121,304,754
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             29,856,231      3.846378     114,838,351
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             31,329,220      3.354778     105,102,579
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             32,792,762      3.060365     100,357,820
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges              1,611,560      9.957373      16,046,908
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges               --            0.11%          (40.60)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.23%           14.23%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.18%           14.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --            21.01%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --            12.18%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges               --            2.08%          (43.13)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.03%            5.90%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.35%           14.65%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.89%            9.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.11%            4.17%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges               --            8.20%           (0.43)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                821,886    $10.424442      $8,567,705
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                925,760     17.686037      16,373,016
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                919,619     18.873752      17,356,653
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                795,231     15.857149      12,610,091
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                512,082     14.638700       7,496,218
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges                598,557      8.730699       5,225,821
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                499,026     11.828624       5,902,789
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                268,542     11.466028       3,079,105
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 49,238     10.009346         492,838
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2008  Lowest contract charges                 74,185      8.432890         625,590
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
LORD ABBETT GROWTH & INCOME PORTFOLIO
 2008  Lowest contract charges                654,919      7.998229       5,238,191
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                541,667     12.579832       6,814,082
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                329,221     12.161720       4,003,892
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 26,991     10.370449         279,911
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges               --            2.05%          (41.06)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.20%           (6.29)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.43%           19.02%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.58%            8.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.30%           18.87%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges               --            4.42%          (26.19)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            3.86%            3.16%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            3.92%           14.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --           20.50%            0.09%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2008  Lowest contract charges               --           23.33%          (15.67)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
LORD ABBETT GROWTH & INCOME PORTFOLIO
 2008  Lowest contract charges               --            1.71%          (36.42)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.46%            3.44%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.39%           17.27%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            8.76%            3.70%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges                149,591     $8.706510      $1,302,419
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 29,142     13.010156         379,137
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 10,382     11.794638         122,454
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                    678     10.438310           7,080
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges                226,626      9.566346       2,167,981
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                231,988     15.767530       3,657,870
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                215,368     15.380400       3,312,445
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                170,349     13.585071       2,314,207
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                117,220     12.907985       1,513,076
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges              2,034,439     11.199735      22,785,179
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              2,204,103     14.382866      31,701,317
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              2,001,753     13.801173      27,626,534
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              1,620,828     12.334140      19,991,517
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                674,623     11.995951       8,092,748
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges               --            0.75%          (33.08)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.65%           10.31%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.45%           12.99%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             4.38%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges               --              --           (39.33)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --              --             2.52%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --              --            13.22%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             5.25%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --             6.52%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges               --            3.15%          (22.13)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.40%            4.22%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.20%           11.89%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.56%            2.82%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.30%           11.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
MFS VALUE SERIES
 2008  Lowest contract charges                268,898     $7.370068      $1,981,796
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges                 59,212      5.909437         349,908
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
U.S. MID CAP VALUE
 2008  Lowest contract charges                222,373      6.302084       1,401,416
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                138,534     10.757939       1,490,344
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                298,920      6.938164       2,073,956
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                245,592     12.768186       3,135,760
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                173,335     11.214030       1,943,789
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 14,720     10.414050         153,291
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
OPPENHEIMER GLOBAL SECURITIES FUND
 2008  Lowest contract charges                697,204      7.956807       5,547,520
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                602,714     13.334725       8,037,025
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                370,368     12.570301       4,655,631
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 62,077     10.710592         664,878
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
MFS VALUE SERIES
 2008  Lowest contract charges               --              --           (26.30)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges               --            0.41%          (40.91)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
U.S. MID CAP VALUE
 2008  Lowest contract charges               --            0.73%          (41.42)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.04%            7.58%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2008  Lowest contract charges               --              --           (45.66)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.01%           13.86%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.05%            7.68%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             4.14%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
OPPENHEIMER GLOBAL SECURITIES FUND
 2008  Lowest contract charges               --            1.22%          (40.33)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.99%            6.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.45%           17.36%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             7.11%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2008  Lowest contract charges                146,474     $7.602822      $1,113,613
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                105,978     12.387474       1,312,796
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 55,311     11.893698         657,851
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                  2,938     10.364164          30,453
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2008  Lowest contract charges                 36,241      6.836775         247,768
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges                 76,940      7.191250         553,297
    Highest contract charges                   44,620     14.968756         667,911
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 53,249     21.692473       1,155,105
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 64,274     20.819828       1,338,184
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 80,106     19.530112       1,564,474
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                 95,856     18.910417       1,812,684
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2008  Lowest contract charges               --            1.14%          (38.63)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.66%            4.15%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.19%           14.76%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             3.64%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2008  Lowest contract charges               --              --           (31.63)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges               --              --           (28.09)%
    Highest contract charges                 --            6.27%          (31.00)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            5.07%            4.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            6.21%            6.60%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            7.73%            3.28%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            9.62%            9.58%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges                 21,967    $19.786145        $434,635
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 26,587     29.602231         787,030
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 30,400     28.694786         872,313
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 38,513     25.385139         977,666
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                 50,259     23.680233       1,190,136
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
PUTNAM VT GLOBAL EQUITY FUND
 2008  Lowest contract charges                207,202     17.847130       3,697,964
    Highest contract charges                   27,320     10.521629         287,454
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                232,829     32.591358       7,588,225
    Highest contract charges                   27,071     19.251565         521,150
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                314,971     29.800420       9,386,265
    Highest contract charges                   27,065     17.658324         477,916
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                370,485     24.129019       8,939,431
    Highest contract charges                   21,731     14.331216         311,436
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                369,863     22.118357       8,180,767
    Highest contract charges                   13,935     13.174300         183,590
    Remaining contract charges                     --            --              --
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges                116,863      8.870392       1,036,620
    Highest contract charges                  594,368     21.545827      12,806,158
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                108,598     14.469512       1,571,351
    Highest contract charges                  658,382     35.071434      23,090,406
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 89,257     15.399391       1,374,504
    Highest contract charges                  722,051     37.228527      26,880,905
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 65,094     13.285600         864,808
    Highest contract charges                  794,071     32.040356      25,442,316
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                 39,019     12.625543         492,632
    Highest contract charges                  889,034     30.370460      27,000,360
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges               --            4.27%          (33.16)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.73%            3.16%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            3.01%           13.04%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.46%            7.20%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            3.38%            9.26%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
PUTNAM VT GLOBAL EQUITY FUND
 2008  Lowest contract charges               --            2.83%          (45.24)%
    Highest contract charges                 --            2.39%          (45.35)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.29%            9.37%
    Highest contract charges                 --            1.91%            9.02%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.59%           23.50%
    Highest contract charges                 --            0.31%           23.22%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.98%            9.09%
    Highest contract charges                 --            0.67%            8.78%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            2.29%           13.94%
    Highest contract charges                 --            1.57%           13.68%
    Remaining contract charges               --              --               --
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges               --            2.11%          (38.70)%
    Highest contract charges                 --            2.60%          (38.57)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.20%           (6.04)%
    Highest contract charges                 --            1.58%           (5.79)%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.36%           15.91%
    Highest contract charges                 --            1.78%           16.19%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.26%            5.23%
    Highest contract charges                 --            1.81%            5.50%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.09%           11.11%
    Highest contract charges                 --            1.81%           11.37%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2008  Lowest contract charges                  128,139      $11.913774        $1,526,616
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  162,568       14.336048         2,330,583
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  197,749       14.388482         2,845,311
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  266,492       13.960596         3,720,381
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  327,666       12.300632         4,030,492
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT HIGH YIELD FUND
 2008  Lowest contract charges                  434,652       19.219456         8,353,776
    Highest contract charges                    645,728       10.468992         6,760,122
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  483,447       25.975431        12,557,754
    Highest contract charges                    610,895       14.160292         8,650,445
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  586,342       25.143715        14,742,812
    Highest contract charges                    483,199       13.775449         6,656,281
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  583,930       22.734033        13,275,089
    Highest contract charges                    350,068       12.463889         4,363,203
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  644,866       21.972422        14,169,259
    Highest contract charges                    193,274       12.089639         2,336,608
    Remaining contract charges                       --              --                --
PUTNAM VT INCOME FUND
 2008  Lowest contract charges                  470,042       17.133269         8,053,351
    Highest contract charges                    754,686        8.902167         6,718,337
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  629,425       22.479655        14,149,259
    Highest contract charges                    709,066       11.701925         8,297,439
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  633,780       21.318359        13,511,142
    Highest contract charges                    373,622       11.120988         4,155,042
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  626,110       20.337007        12,733,204
    Highest contract charges                    225,896       10.640021         2,403,538
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  600,080       19.822044        11,894,811
    Highest contract charges                     93,996       10.394738           977,067
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2008  Lowest contract charges                  --                 --              (16.90)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.13%              (0.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.53%               3.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.31%              13.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.41%               7.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT HIGH YIELD FUND
 2008  Lowest contract charges                  --               9.62%             (26.01)%
    Highest contract charges                    --               9.03%             (26.07)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               7.88%               3.31%
    Highest contract charges                    --               7.10%               2.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               7.68%              10.60%
    Highest contract charges                    --               6.60%              10.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               8.28%               3.47%
    Highest contract charges                    --               6.89%               3.10%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               7.95%              10.99%
    Highest contract charges                    --               6.07%              10.54%
    Remaining contract charges                  --                 --                  --
PUTNAM VT INCOME FUND
 2008  Lowest contract charges                  --               7.84%             (23.78)%
    Highest contract charges                    --               6.66%             (23.93)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.15%               5.45%
    Highest contract charges                    --               4.50%               5.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.45%               4.83%
    Highest contract charges                    --               3.74%               4.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.31%               2.60%
    Highest contract charges                    --               2.53%               2.36%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               4.29%               4.72%
    Highest contract charges                    --               3.06%               4.43%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                   75,590      $12.021934          $908,738
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   84,515       22.199807         1,876,212
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  102,225       20.691059         2,115,150
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  133,879       16.212019         2,170,454
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  159,786       14.179491         2,265,683
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                1,187,744       12.283717        14,589,911
    Highest contract charges                    308,976       11.977464         3,700,746
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  304,202       21.369414         6,500,614
    Highest contract charges                  1,284,407       21.872886        28,093,687
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,414,573       20.138797        28,487,805
    Highest contract charges                    276,275       19.719498         5,448,013
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,589,137       15.728136        24,994,157
    Highest contract charges                    237,299       15.439804         3,663,846
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,791,572       13.986237        25,057,352
    Highest contract charges                    160,587       13.761280         2,209,880
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                  --               2.23%             (45.85)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.95%               7.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.43%              27.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.07%              14.33%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.50%              21.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                  --               2.49%             (38.61)%
    Highest contract charges                    --               2.11%             (43.95)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.64%               8.37%
    Highest contract charges                    --               2.99%               8.61%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               39.97%
    Highest contract charges                    --               0.58%              27.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.69%              12.45%
    Highest contract charges                    --               1.28%              12.20%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.70%              16.49%
    Highest contract charges                    --               1.00%              16.19%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2008  Lowest contract charges                   52,541      $11.206894          $588,816
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   67,157       19.444746         1,305,853
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   79,281       17.128684         1,357,974
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  103,262       13.548679         1,399,069
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  130,575       11.419666         1,491,120
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges                  137,322        7.046749           967,670
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  174,815       11.636062         2,034,162
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  216,875       12.236223         2,653,731
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  265,549       10.711383         2,844,392
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  344,035        9.824339         3,379,917
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT MONEY MARKET FUND
 2008  Lowest contract charges                  112,744        1.796082           202,497
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  134,367        1.746726           234,701
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  307,701        1.662379           511,516
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  528,572        1.588794           839,793
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  722,648        1.545717         1,117,009
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2008  Lowest contract charges                  --               1.94%             (42.37)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.10%              13.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.60%              26.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.90%              18.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.34%              13.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges                  --               0.55%             (39.44)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.61%              (4.91)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.67%              14.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.31%               9.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.71%              13.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT MONEY MARKET FUND
 2008  Lowest contract charges                  --               2.80%               2.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               4.94%               5.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.48%               4.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.72%               2.79%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.85%               0.91%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2008  Lowest contract charges                   84,489       $9.829288          $830,467
    Highest contract charges                    460,582       15.925954         7,335,210
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   78,538       16.046422         1,260,247
    Highest contract charges                    535,002       25.945436        13,880,856
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   72,449       15.175568         1,099,454
    Highest contract charges                    596,848       24.472443        14,606,328
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   63,761       13.979089           891,316
    Highest contract charges                    698,301       22.488065        15,703,448
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   41,135       12.708018           522,745
    Highest contract charges                    790,222       20.383662        16,107,620
    Remaining contract charges                       --              --                --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges                  116,609       11.455993         1,335,871
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  154,164       20.677264         3,187,689
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  198,026       21.678201         4,292,843
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  235,231       18.642121         4,385,208
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  278,412       17.564560         4,890,177
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT OTC & EMERGING GROWTH FUND
 2008  Lowest contract charges                   91,129        4.905646           447,047
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  117,483        9.000886         1,057,452
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  148,902        7.974374         1,187,401
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  203,306        7.077526         1,438,904
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  255,513        6.548058         1,673,111
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2008  Lowest contract charges                  --                 --              (38.75)%
    Highest contract charges                    --               0.31%             (38.62)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                5.74%
    Highest contract charges                    --               0.16%               6.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                8.56%
    Highest contract charges                    --               0.18%               8.82%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.09%              10.00%
    Highest contract charges                    --               0.37%              10.32%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               10.31%
    Highest contract charges                    --                 --               10.57%
    Remaining contract charges                  --                 --                  --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges                  --               2.37%             (44.60)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.42%              (4.62)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.30%              16.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.09%               6.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.10%              15.77%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT OTC & EMERGING GROWTH FUND
 2008  Lowest contract charges                  --                 --              (45.50)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               12.87%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               12.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                8.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --                8.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges                  544,907       $6.246201        $3,403,598
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  455,960       10.300530         4,696,633
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  196,663       11.801519         2,320,921
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   11,784       10.061432           118,569
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2008  Lowest contract charges                  110,984        9.580101         1,063,234
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  137,415       16.092548         2,211,354
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  171,739       15.910698         2,732,480
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  223,797       14.177205         3,172,817
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  296,952       13.603625         4,039,629
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 2008  Lowest contract charges                   51,166       26.547468         1,358,315
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   61,013       38.103792         2,324,819
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   72,780       31.688447         2,306,288
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   85,608       24.890887         2,130,862
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   99,564       22.847531         2,274,779
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges                  --               1.39%             (39.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.48%             (12.72)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.15%              17.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                0.61%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2008  Lowest contract charges                  --               5.03%             (40.47)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.09%               1.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.69%              12.23%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.39%               4.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               2.26%               8.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 2008  Lowest contract charges                  --               2.59%             (30.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.94%              20.25%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.20%              27.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.15%               8.94%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               2.59%              21.87%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 2008  Lowest contract charges                   75,543       $7.744085          $585,012
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   90,720       14.185345         1,286,894
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  112,802       13.629598         1,537,452
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  139,806       12.891632         1,802,322
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  182,834       11.461246         2,095,503
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges                  697,318       21.538000        15,018,826
    Highest contract charges                    126,419        8.721088         1,102,509
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  770,784       34.117626        26,297,314
    Highest contract charges                    138,363       13.849855         1,916,309
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  862,426       32.251178        27,814,265
    Highest contract charges                    132,547       13.125279         1,739,712
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,005,479       30.510819        30,677,983
    Highest contract charges                    120,581       12.448612         1,501,065
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,147,913       28.800926        33,060,950
    Highest contract charges                     88,558       11.778147         1,043,051
    Remaining contract charges                       --              --                --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2008  Lowest contract charges                  319,244       10.572218         3,375,113
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  302,127       16.311191         4,928,053
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  218,864       18.033203         3,946,824
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  149,501       15.651902         2,339,978
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   67,863       14.208783           964,247
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT VISTA FUND
 2008  Lowest contract charges                  --                 --              (45.41)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                4.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                5.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               12.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               18.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges                  --               0.29%             (36.87)%
    Highest contract charges                    --                 --              (37.03)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.03%               5.79%
    Highest contract charges                    --                 --                5.52%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.38%               5.70%
    Highest contract charges                    --               0.11%               5.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.93%               5.94%
    Highest contract charges                    --               0.60%               5.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.48%               5.34%
    Highest contract charges                    --               0.16%               5.03%
    Remaining contract charges                  --                 --                  --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2008  Lowest contract charges                  --               0.47%             (35.18)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               (9.55)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.08%              15.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               10.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.37%              18.12%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2008  Lowest contract charges                  372,379      $11.322627        $4,216,312
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  354,275       16.442989         5,825,340
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  341,825       15.934960         5,446,972
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  329,063       13.408382         4,412,197
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  215,316       12.708724         2,736,390
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK PORTFOLIO
 2008  Lowest contract charges                1,579,258        7.553239        11,928,513
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,297,612       11.765234        15,266,707
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  764,434       12.045674         9,208,128
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   86,227       10.380228           895,056
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2008  Lowest contract charges                  --               1.96%             (31.14)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.25%               3.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.16%              18.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.91%               5.51%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.07%              11.82%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK PORTFOLIO
 2008  Lowest contract charges                  --               2.15%             (35.80)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.31%              (2.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.70%              16.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges and Riders (if applicable). These fees are assessed as a direct redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.60% to 1.40% of the contract's value for mortality and expense risks undertaken by the company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from $8.33 to $30.00 per coverage month for administrative services provided by the company.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       -   Enhanced No Lapse Guarantee Rider (per $1,000 Face amount) $0.01 -
           $0.10

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.14 - $999.96

       -   Death Benefit Guarantee Charge (per $1,000 Face amount) $0.01 - $0.06

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.039 - $0.199

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.196

       -   Child Insurance Rider (per $1,000 of benefit) $6.00

       -   Accelerated Death Benefit Rider $300.00

       - Lifetime No Lapse Guarantee Rider (per $1,000 of the face amount) $0.01 - 0.06

       - Single Life Yearly Renewable Term Life Insurance Rider (per the net amount at risk) $1.01 - $179.44

       -   Waiver of Scheduled Premium Option Rider (each time waived) 11.00%

       -   Estate Protection Rider (per $1,000 of the face amount) $0.25 - $8.92

       -   Guaranteed Withdrawal Benefit 0.75%

       - Last Survivor Yearly Renewable Term (per $1,000 of the net amount at risk) $0.0012 - $27.89

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2008 and 2007 and for the Years Ended December 31, 2008, 2007 and 2006
SUPPLEMENTAL SCHEDULES
Year Ended December 31, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                        PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                             F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                               F-3
  Statements of Operations                                               F-4
  Statements of Changes in Capital and Surplus                           F-5
  Statements of Cash Flows                                               F-6
  Notes to Financial Statements                                        F-7-F-31
Supplementary Information
  Schedule I -- Selected Financial Data                               F-32-F-34
  Schedule II -- Summary Investment Schedule                             F-35
  Schedule III -- Investment Risks Interrogatories

[DELOITTE LOGO]                                          DELOITTE & TOUCHE LLP
                                                         City Place, 32nd Floor
                                                         185 Asylum Street
                                                         Hartford, CT 06103-3402
                                                         USA
                                                         Tel: +1 860 725 3000
                                                         Fax: +1 860 725 3500
                                                         www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 or 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 2.

Our 2008 audit was conducted for the purpose of forming an opinion on the basic 2008 statutory-basis financial statements taken as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2008 are presented for purposes of additional analysis and are not a required part of the basic 2008 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2008 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2008 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes. The change resulted in an increase in the deferred tax asset and an increase in surplus of $300 million.

April 27, 2009
                                                    Member of
                                                    DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2008                 2007
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,371,683           $5,605,630
 Common and Preferred Stocks                   266,882              316,558
 Mortgage Loans                                611,372              350,528
 Real Estate                                    27,285               27,569
 Policy Loans                                  354,920              343,773
 Cash and Short-Term Investments             2,326,153              565,283
 Other Invested Assets                       2,028,888              629,835
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      13,987,183            7,839,176
                                        --------------       --------------
 Investment Income Due and Accrued              85,917               77,351
 Federal Income Taxes Recoverable              174,110               24,162
 Deferred Tax Asset                            368,287              145,516
 Receivables from parent, subsidiaries
  and affiliates                                10,223               32,272
 Other Assets                                  283,676              156,908
 Separate Account Assets                    50,551,150           81,072,392
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $65,460,546          $89,347,777
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies             $10,797,749           $5,976,074
 Liability for Deposit Type Contracts           70,266               73,736
 Policy and Contract Claim Liabilities          33,836               31,281
 Asset Valuation Reserve                         6,004               46,855
 Payable to Parent, Subsidiaries or
  Affiliates                                    39,493               41,011
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,642,086)          (2,471,367)
 Other Liabilities                           3,426,276            2,021,207
 Separate Account Liabilities               50,551,150           81,072,392
                                        --------------       --------------
                     TOTAL LIABILITIES      63,282,688           86,791,189
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,692,530            1,483,869
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        497,354              194,430
 Unassigned Funds                              (14,526)             875,789
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,177,858            2,556,588
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $65,460,546          $89,347,777
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $9,352,507           $10,313,501            $9,842,305
 Net Investment Income                                                   376,034               348,437               339,347
 Commissions and Expense Allowances on Reinsurance Ceded                 229,723               333,674                94,873
 Reserve Adjustment on Reinsurance Ceded                                 (18,161)           (1,710,405)           (1,659,418)
 Fee Income                                                            1,602,040             1,786,396             1,650,017
 Other Revenues                                                           71,925                83,752                15,635
                                                                 ---------------       ---------------       ---------------
                                                 TOTAL REVENUES       11,614,068            11,155,355            10,282,759
                                                                 ---------------       ---------------       ---------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                              648,881               341,654               280,782
 Disability and Other Benefits                                             9,181                 7,588                18,311
 Surrenders and Other Fund Withdrawals                                 9,965,053             9,528,808             9,054,230
 Commissions                                                             834,850               962,917               864,564
 Increase (Decrease) in Aggregate Reserves for Life and
  Accident and Health Policies                                         4,809,456               (70,821)              274,407
 General Insurance Expenses                                              448,657               532,485               528,545
 Net Transfers from Separate Accounts                                 (1,671,681)             (237,153)             (675,124)
 Modified Coinsurance Adjustment on Reinsurance Assumed                 (339,634)             (509,774)             (530,122)
 Other Expenses                                                           99,317               144,927                55,838
                                                                 ---------------       ---------------       ---------------
                                    TOTAL BENEFITS AND EXPENSES       14,804,080            10,700,631             9,871,431
                                                                 ---------------       ---------------       ---------------
 Net (loss) gain from operations before federal income tax
  expense                                                             (3,190,012)              454,724               411,328
 Federal income tax (benefit) expense                                   (245,745)               88,449                31,961
                                                                 ---------------       ---------------       ---------------
                                NET (LOSS) GAIN FROM OPERATIONS       (2,944,267)              366,275               379,367
                                                                 ---------------       ---------------       ---------------
 Net realized capital gains (losses), after tax                          961,162               (81,759)              (40,656)
                                                                 ---------------       ---------------       ---------------
                                              NET (LOSS) INCOME      $(1,983,105)             $284,516              $338,711
                                                                 ---------------       ---------------       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,483,869           1,376,953           1,371,883
 Capital Contribution                                                        208,661             106,916               5,070
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,692,530           1,483,869           1,376,953
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           194,430                  --                  --
 Gain on Inforce Reinsurance                                                   3,310             194,430                  --
 Permitted Practice DTA                                                      299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        497,354             194,430                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  875,789             288,226             115,883
 Net (loss) Income                                                        (1,983,105)            284,516             338,711
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            731,679             262,434             (35,674)
 Change in Net Unrealized Foreign Exchange Capital Losses                    (34,794)             (5,386)              2,957
 Change in Net Deferred Income Tax                                           669,251             (82,891)             30,476
 Change in Asset Valuation Reserve                                            40,851              (5,311)             (6,795)
 Change in Non-Admitted Assets                                              (182,691)            100,351             (42,153)
 Change in Reserve on Account of Change in Valuation Basis                    23,935             236,861                  --
 Change in Liability for Reinsurance in Unauthorized Companies                   559                (198)               (179)
 Correction of Reserves and Tax Liabilities                                       --               4,187                  --
 Dividends to Stockholder                                                   (156,000)           (207,000)           (115,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        (14,526)            875,789             288,226
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $2,177,858          $2,556,588          $1,667,679
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,351,978           $10,306,169            $9,836,688
 Net Investment Income                                                   408,199               378,000               383,972
 Miscellaneous Income                                                  1,885,933               493,502                98,373
                                                                 ---------------       ---------------       ---------------
  Total Income                                                        11,646,110            11,177,671            10,319,033
                                                                 ---------------       ---------------       ---------------
 Benefits Paid                                                        10,733,727            10,132,212             9,346,769
 Federal Income Tax Payments (Recoveries)                                (96,263)               71,171              (103,806)
 Net Transfers from Separate Accounts                                 (1,671,681)             (204,517)             (188,413)
 Other Expenses                                                       (2,295,760)              332,141             1,011,284
                                                                 ---------------       ---------------       ---------------
  Total Benefits and Expenses                                          6,670,023            10,331,007            10,065,834
                                                                 ---------------       ---------------       ---------------
                      NET CASH PROVIDED BY OPERATING ACTIVITIES        4,976,087               846,664               253,199
                                                                 ---------------       ---------------       ---------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   779,818             1,526,875             1,959,478
 Common and Preferred Stocks                                              38,676               149,356                24,070
 Mortgage Loans                                                           17,014                63,357                 8,746
 Derivatives and Other                                                   878,786               (32,175)              (16,109)
                                                                 ---------------       ---------------       ---------------
  Total Investment Proceeds                                            1,714,294             1,707,413             1,976,185
                                                                 ---------------       ---------------       ---------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 3,706,708             2,269,295             1,682,961
 Common and Preferred Stocks                                              19,943               214,967               140,727
 Mortgage Loans                                                          278,706               253,365                70,991
 Real Estate                                                                  --                 2,781                 1,125
 Derivatives and Other                                                 1,529,747               384,420               109,533
                                                                 ---------------       ---------------       ---------------
  Total Investments Acquired                                           5,535,104             3,124,828             2,005,337
                                                                 ---------------       ---------------       ---------------
 Net Increase in Policy Loans                                             11,147                19,142                   720
                                                                 ---------------       ---------------       ---------------
                         NET CASH USED FOR INVESTING ACTIVITIES       (3,831,957)           (1,436,557)              (29,872)
                                                                 ---------------       ---------------       ---------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                    208,661               100,000                    --
 Dividends to Stockholder                                               (156,000)              (57,726)             (115,000)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                           1,013,639               646,001                    --
 Net Other Cash (Used) Provided                                         (449,560)                 (747)               13,463
                                                                 ---------------       ---------------       ---------------
    NET CASH PROVIDED BY (USED FOR) FINANCING AND MISCELLANEOUS
                                                     ACTIVITIES          616,740               687,528              (101,537)
                                                                 ---------------       ---------------       ---------------
 Net Increase in Cash and Short-Term Investments                       1,760,870                97,635               121,790
 Cash and Short-Term Investments, Beginning of Year                      565,283               467,648               345,858
                                                                 ---------------       ---------------       ---------------
                   CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $2,326,153              $565,283              $467,648
                                                                 ---------------       ---------------       ---------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                                   3,815                 6,916                 5,070
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                     --               149,274                    --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The Company has received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes as of December 31, 2008. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends and the Company must maintain it's Risk Based Capital Ratio at or above 250%. The Company is also required to submit a quarterly certification of the Company's deferred tax asset calculation to the Connecticut Department of Insurance. If the Company had not used this permitted practice, the Company's risk-based capital would not have triggered a regulatory event.

The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                           $ (1,983,105)          $ 284,516           $ 338,711
State prescribed practice:
Reinsurance reserve credit                                                  (142,389)             (7,492)             (3,876)
                                                                      --------------       -------------       -------------
Net (loss) income, NAIC SAP:                                             $(2,125,494)           $277,024            $334,835
                                                                      --------------       -------------       -------------
Statutory surplus, State of Connecticut basis                             $2,177,858          $2,556,588          $1,667,679
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                           (390,571)           (248,182)           (240,690)
Deferred income taxes -- permitted practice                                 (299,614)                 --                  --
                                                                      --------------       -------------       -------------
Statutory surplus, NAIC SAP:                                              $1,487,673          $2,308,406          $1,426,989
                                                                      --------------       -------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(2,431,996)           $348,883            $312,900
Deferral and amortization of policy acquisition costs, net                    56,711            (583,420)            (69,341)
Change in unearned revenue reserve                                           221,472             205,884             120,820
Deferred taxes                                                            (1,254,566)             76,671             (57,573)
Separate account expense allowance                                          (922,220)            382,281             143,649
Benefit reserve adjustment                                                   359,517            (328,431)            (91,421)
Prepaid reinsurance adjustment                                                  (967)              3,703                 615
Sales inducements                                                            (56,624)            (30,167)            (21,576)
Derivatives                                                                1,870,871             263,627              60,110
Realized capital gains (losses)                                              441,220            (114,173)            (46,589)
Goodwill impairment                                                           76,895                  --                  --
Other, net                                                                  (343,419)             59,658             (12,883)
                                                                      --------------       -------------       -------------
                                         STATUTORY NET (LOSS) INCOME     $(1,983,106)           $284,516            $338,711
                                                                      --------------       -------------       -------------

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Stockholder's Equity                                                 $1,543,717          $4,153,194          $3,916,947
Deferred policy acquisition costs                                         (5,679,729)         (5,187,834)         (4,583,199)
Unearned revenue reserve                                                   1,191,670             861,421             648,448
Deferred taxes                                                              (645,626)            475,659             383,837
Separate account expense allowance                                         1,561,059           2,473,554           2,089,536
Unrealized gains on investments                                              806,123              56,340            (117,113)
Benefit reserve adjustment                                                 3,327,187             (44,469)           (274,921)
Asset valuation reserve                                                       (6,004)            (46,855)            (41,544)
Prepaid reinsurance premium                                                  (49,200)            (40,877)            (33,931)
Goodwill                                                                     (93,206)           (170,100)           (170,100)
Reinsurance ceded                                                            111,406                (569)           (200,371)
Other, net                                                                   110,461              27,124              50,090
                                                                      --------------       -------------       -------------
                                       STATUTORY CAPITAL AND SURPLUS      $2,177,858          $2,556,588          $1,667,679
                                                                      --------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2008 and 2007, the Company had $14,464,897 and $10,136,370,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2008 and 2007 totaled $60,552 and $31,284, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2008 (including general and separate account liabilities) are as follows

                                                                     % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT       TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                $2,464,756      4.73%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               869,809      1.67%
At market value                                        46,229,124     88.64%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      49,563,689     95.03%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         296,080      0.57%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,957,509      3.75%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   337,683      0.65%
                                                   --------------  --------
                                     TOTAL, GROSS      52,154,961    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET     $52,154,961    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $5,777,961
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     4,540
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        70,266
                                                   --------------
                                         SUBTOTAL       5,852,767
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     46,302,194
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --
                                                   --------------
                                         SUBTOTAL      46,302,194
                                                   --------------
                                   COMBINED TOTAL     $52,154,961
                                                   --------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2008 and 2007.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $6,004 and $46,855 as of December 31, 2008, 2007 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2008 and 2007 were $(7,165), and $(10,988) respectively. The 2008 and 2007 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains (losses) captured in the IMR, net of taxes, in 2008, 2007, and 2006 were $3,339, $(10,549) and $(15,707), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2008, 2007 and 2006 included in the Company's Statements of Operations, was $(484), $(86) and $2,664, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and undiscounted estimated cash flows of the security. The undiscounted estimated cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $92,544, $560 and $0 for the years ended December 31, 2008, 2007 and 2006. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $20,786, $1,664 and $0 for the years ended December 31, 2008, 2007 and 2006, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2008, 2007 and 2006, respectively.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 98 -- Treatment of Cashflows When Quantifying Changes in Valuation and Impairments, An Amendment to SSAP 43 -- Loan Backed and Structured Securities (SSAP No. 98), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2008. SSAP No. 98 more closely aligns the statutory accounting impairment rules with the more conservative U.S. GAAP accounting principles. SSAP 98 is effective on September 30, 2009 with early adoption permitted. The Company does not expect the implementation of SSAP 98 to have a material impact on the Company's financial statements.

SSAP No. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

SSAP No. 96 -- Settlement Requirements for Intercompany Transactions (SSAP No.
96), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force December 11, 2006. SSAP No. 96 establishes a statutory aging threshold for admission of loans and advances to related parties outstanding as of the reporting date. In addition, this statement establishes an aging threshold for admission of receivables associated with transactions for services provided to related parties outstanding as of the reporting date. It was effective December 31, 2007, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            2008             2007        2006
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                    $343,501         $335,302    $306,123
Interest income from policy loans            22,535           21,532      21,199
Interest income from mortgage loans          26,596           17,414       9,591
Interest and dividends from other
 investments                                 (9,818)           9,101       9,577
                                         ----------       ----------  ----------
Gross investment income                     382,814          383,349     346,490
Less: investment expenses                     6,780           34,912       7,143
                                         ----------       ----------  ----------
                  NET INVESTMENT INCOME    $376,034         $348,437    $339,347
                                         ----------       ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                                 2008              2007             2006
--------------------------------------------------------------------------------
Gross unrealized
 capital gains                    $89,940          $86,420          $95,839
Gross unrealized
 capital losses                  (981,592)        (152,307)         (62,923)
Net unrealized capital
 (losses) gains                  (891,652)         (65,887)          32,916
Balance, beginning of
 year                             (65,887)          32,916           41,257
                              -----------       ----------       ----------
          CHANGE IN NET
     UNREALIZED CAPITAL
        LOSSES ON BONDS
         AND SHORT-TERM
            INVESTMENTS         $(825,765)        $(98,803)         $(8,341)
                              -----------       ----------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                   2008             2007            2006
--------------------------------------------------------------------------------
Gross unrealized capital gains         $245          $1,751          $3,778
Gross unrealized capital
 losses                            (157,708)        (56,041)        (36,376)
                                -----------       ---------       ---------
Net unrealized capital losses      (157,463)        (54,290)        (32,598)
Balance, beginning of year          (54,290)        (32,598)        (30,969)
                                -----------       ---------       ---------
      CHANGE IN NET UNREALIZED
        CAPITAL (LOSSES) GAINS
ON COMMON STOCKS AND PREFERRED
                        STOCKS    $(103,173)       $(21,692)        $(1,629)
                                -----------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                  2008               2007               2006
---------------------------------------------------------------------------------------------------------------------
Bonds and short-term investments                                 $(103,639)          $(13,496)          $(19,176)
Common stocks                                                         (784)               (11)                43
Preferred stocks                                                   (27,428)            (2,546)              (502)
Other invested assets                                            1,095,885            (72,007)           (40,976)
                                                              ------------       ------------       ------------
Realized capital gains (losses)                                    964,034            (88,060)           (60,611)
Capital gains tax benefit                                             (467)             4,248             (4,248)
                                                              ------------       ------------       ------------
Net realized capital losses, after tax                             964,501            (92,308)           (56,363)
Less: amounts transferred to IMR                                     3,339            (10,549)           (15,707)
                                                              ------------       ------------       ------------
              NET REALIZED CAPITAL (LOSSES) GAINS, AFTER TAX      $961,162           $(81,759)          $(40,656)
                                                              ------------       ------------       ------------

For the years ended December 31, 2008, 2007 and 2006, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,083,622, $1,478,584 and $1,771,232, gross realized capital gains of $13,331, $13,287 and $9,836, and gross realized capital losses of $29,008, $26,224 and $29,012 respectively, before transfers to the IMR.

For the years ended December 31, 2008, 2007 and 2006, sales of common and preferred stocks resulted in proceeds of $18,884, $149,356 and $24,070, gross realized capital gains of $11, $62 and $43, and gross realized capital losses of $7,437, $955 and $502, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, State of Illinois, and State of New York insurance departments.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2008 and 2007, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2008 and 2007, were $13,610,197 and $17,006,125, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2008 and 2007, were $1,859,441 and $472,283, respectively. As of December 31, 2008 and 2007, the average fair value for derivatives held for other investment and/or risk management activities was $963,117 and $314,434, respectively. The carrying value of derivative instruments at December 31, 2008 and 2007, were $1,764,939 and $466,251, respectively.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is five years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2008 and 2007, interest rate swaps used in cash flow hedge relationships had a notional value of $235,000 and $150,000, respectively, a fair value of $72,937 and $(341), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2008 and 2007, foreign currency swaps used in cash flow hedge relationships had a notional value of $176,393 and $192,393, respectively, a fair value of $19,874 and $(23,535), respectively, and a carrying value of $(1,691) and $(29,875), respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2008 and 2007, of $0, and $7,500, respectively, a fair value of $0 and $33, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2008 and 2007, interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $80,767 and $580,767, respectively, a fair value of $655 and $2,435, respectively, and a carrying value of $655 and $2,435, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(5,450), $(6,239) and $(235), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2008 and 2007, credit default swaps had a notional value of $355,316 and

$447,700, respectively, a fair value of $37,463 and $3,597, respectively, and a carrying value of $37,463 and $3,597 respectively. For the years ended December 31, 2008, 2007 and 2006, credit default swaps reported a gain of $20,185, a gain of $1,453 and a loss of $(19), respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2008 and 2007, credit default swaps in offsetting relationships had a notional value of $140,000 and $0, respectively, a fair value of $0, and a carrying value of $0. For the years ended 2008, 2007 and 2006, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value of $10,136,044 and $14,946,569, respectively, a fair value of $1,565,020 and $495,575, respectively, and a carrying value of $1,565,020 and $495,575, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a gain of $1,006,992, a loss of $(48,528) and $(25,898), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2008 and 2007, interest rate swaps had a notional value of $75,000 and $636,500, respectively, a fair value of $319 and $(1,777), respectively, and a carrying value of $319 and $(1,777), respectively. For the years ended December 31, 2008, 2007 and 2006, interest rate swaps reported a gain of $6,056, $447 and $772, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. As of December 31, 2008 and 2007, interest rate swaps in offsetting relationships had a notional value of $225,000 and $20,000, respectively, a fair value of $(13,301) and $297, respectively, and a carrying value of $(13,301) and $297, respectively. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the years ended 2007 and 2006, there were no realized gains and losses on interest rate swaps in offsetting relationships.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value $1,870,478 and $0, respectively, a fair value of $134,852 and $0, respectively, and a carrying value of $134,852 and $0, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(13,503), $(16,876) and $(6,573), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency and forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products that are assumed by Hartford Life and Annuity Insurance Company. As of December 31, 2008 and 2007, foreign currency swaps and forwards had a notional value of $315,699 and $44,196, respectively, a fair value of $41,393 and $(3,756), respectively, and a carrying value of $41,393 and $(3,756), respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(773), a gain of $599 and a loss of $(805), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2008 and 2007, the warrants had a notional value of $500, a fair value of $229 and $52, respectively, and a carrying value of $229 and $52, respectively. There were no realized gains and losses during the years 2008, 2007 and 2006.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap."

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2008.

                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       NOTIONAL                                       CARRYING
DERIVATIVE RISK EXPOSURE       AMOUNT (2)                FAIR VALUE              VALUE
---------------------------------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                  $(21,514)            $(21,514)
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                 $ (21,514)           $ (21,514)

                                WEIGHTED                         UNDERLYING
                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       YEARS TO                      OBLIGATION(S) (1)EDIT
DERIVATIVE RISK EXPOSURE        MATURITY                 TYPE                RATING
-------------------------  ------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure             42 years             CMBS Credit               AAA
                                ---------            ------------            ------
                 TOTAL

                               OFFSETTING
                                             AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY        AMOUNT                     FAIR               CARRYING
DERIVATIVE RISK EXPOSURE           (3)                    VALUE (3)              VALUE
-------------------------  -------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                   $21,514              $21,514
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                  $ 21,514             $ 21,514

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4) Includes $70,000 of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity, the Company's credit exposures are generally quantified daily, netted by counterparty, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with the Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

As of December 31, 2008, the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                         $767,433                $8,278                  $(3,717)            $771,994
 -- Guaranteed and sponsored -- asset-backed          612,681                14,147                   (1,672)             625,156
States, municipalities and political
 subdivisions                                          56,540                   258                   (9,859)              46,939
International governments                           1,784,069                21,070                     (496)           1,804,643
Public utilities                                      552,314                 5,224                  (52,867)             504,671
All other corporate -- excluding
 asset-backed                                       2,543,103                34,761                 (271,737)           2,306,127
All other corporate -- asset-backed                 2,055,543                 6,202                 (641,244)           1,420,501
Short-term investments                              2,166,710                    --                       --            2,166,710
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS      $10,538,393               $89,940                $(981,592)          $9,646,741
                                              ---------------            ----------            -------------       --------------

                                                                           GROSDECEMBER 31, 2008   GROSS             ESTIMATED
                                                                         UNREALIZED             UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $5,987                   $18                    $(974)              $5,031
Common stock -- affiliated                             36,884                    --                  (30,395)               6,489
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $42,871                   $18                 $(31,369)             $11,520
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                      $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------
                      TOTAL PREFERRED STOCKS         $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2007
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                          $21,766                  $489                     $ --              $22,255
 -- Guaranteed and sponsored -- asset-backed          610,221                 8,476                   (3,611)             615,086
States, municipalities and political
 subdivisions                                          36,155                    --                   (1,693)              34,462
International governments                              16,739                   439                     (102)              17,076
Public utilities                                      467,158                 3,364                  (11,666)             458,856
All other corporate -- excluding
 asset-backed                                       2,156,711                47,235                  (40,854)           2,163,092
All other corporate -- asset-backed                 2,296,880                26,417                  (94,381)           2,228,916
Short-term investments                                476,505                    --                       --              476,505
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS       $6,082,135               $86,420                $(152,307)          $6,016,248
                                              ---------------            ----------            -------------       --------------

                                                                           GROSS                   GROSS             ESTIMATED
                                                                         UNREALDECEMBER 31, 2007UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $6,662                $1,425                      $(3)              $8,084
Common stock -- affiliated                             36,884                    --                  (30,221)               6,663
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $43,546                $1,425                 $(30,224)             $14,747
                                              ---------------            ----------            -------------       --------------

                                                                    GROSS   DECEMBER 31, 2007  GROSS                  ESTIMATED
                                           STATEMENT             UNREALIZED                  UNREALIZED                 FAIR
                                             VALUE                  GAINS                      LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated               $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------
                 TOTAL PREFERRED STOCKS       $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2008 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $2,534,297      $2,495,083
Due after one year through five years                  2,637,862       2,356,958
Due after five years through ten years                 3,812,781       3,406,406
Due after ten years                                    1,553,453       1,388,294
                                                 ---------------  --------------
                                          TOTAL      $10,538,393      $9,646,741
                                                 ---------------  --------------

At December 31, 2008 and 2007, securities with a statement value of $3,809 and $3,805, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 6.99% and 4.02% and 9.38% and 5.26% during 2008 and 2007, respectively. During 2008 and 2007, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2008 and 2007, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2008 and 2007, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2008 and 2007.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2008, 2007 and 2006.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                        2008   ESTIMATED                 2007   ESTIMATED
                                            STATEMENT             FAIR       STATEMENT             FAIR
                                              VALUE              VALUE         VALUE              VALUE
-----------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments           $10,538,393          9,646,741    $6,082,135          6,016,248
 Preferred stocks                               255,362            129,250       301,811            276,320
 Common stocks                                   11,520             11,520        14,747             14,747
 Mortgage loans                                 611,372            569,461       350,528            351,604
 Derivative related assets (1)                1,791,997          1,813,561       473,685            479,381
 Policy loans                                   354,920            354,920       343,773            343,773
 Other invested assets                          264,280            264,280       183,719            183,719
LIABILITIES
 Liability for deposit type contracts           $70,266            $70,266       $73,736            $73,736
 Derivative related liabilities (1)              27,058             27,058         7,434              6,790
                                          -------------       ------------  ------------       ------------

(1) Includes derivatives held for other investment and risk management activities as of December 31, 2008 and 2007, with a fair value asset position of $1,793,687 and $490,565, respectively, and a liability position of $27,058 and $5,561, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2008 and 2007. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2008 and 2007, of $72,938 and ($308), respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion of SFAS 157 "Fair Value Measurements" reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SFAS No. 157, FAIR VALUE MEASUREMENTS. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

  LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

  LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

  LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table provides information as of December 31, 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                  QUOTED PRICES
                                                    IN ACTIVE            SIGNIFICANT             SIGNIFICANT
                                                   MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                                IDENTICAL ASSETS           INPUTS                  INPUTS
                                                    (LEVEL 1)             (LEVEL 2)               (LEVEL 3)             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
ASSETS AT FAIR VALUE:
Common Stock                                           $5,028                     --                       $4              $5,032
Derivative related assets
 Customized derivatives used to hedge US GMWB              --                     --                  490,215             490,215
 Other derivatives used to hedge US GMWB                   --                (12,918)               1,101,792           1,088,874
 Macro hedge program                                       --                 34,614                  134,852             169,466
 Other derivative assets                                   --                 44,477                      655              45,132
Total derivative related assets                            --                 66,173                1,727,514           1,793,687
Separate account assets                                50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
                  TOTAL ASSETS AT FAIR VALUE:         $55,579               $132,346               $3,455,032          $3,642,957
                                                    ---------            -----------            -------------       -------------
LIABILITIES AT FAIR VALUE:
Derivative related liabilities
 Other derivatives used to hedge US GMWB                   --                     --                   14,070              14,070
 Other derivative liabilities                              --                 12,988                       --              12,988
Total derivative related liabilities                       --                 12,988                   14,070              27,058
Separate account liabilities                           50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
             TOTAL LIABILITIES AT FAIR VALUE:         $50,551                $12,988                  $14,070             $77,609
                                                    ---------            -----------            -------------       -------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

Level 1 financial assets and liabilities

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

Level 2 financial assets and liabilities

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as forwards, interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 financial assets and liabilities

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that partially hedge the Company's U.S. GMWB liabilities. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below provides a fair value rollforward for the year ending December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                                           CUSTOMIZED             OTHER
                                                        DERIVATIVES USED    DERIVATIVES USED
                                           COMMON         TO HEDGE US          TO HEDGE US
(IN MILLIONS)                               STOCK             GMWB                GMWB
----------------------------------------------------------------------------------------------
Fair value at 1/1/08                          $4             $36,281             $430,264
Realized/unrealized gains (losses)
 included in:
 Net income                                   --                  --                   --
 Unrealized gains and losses                  --             453,934              836,724
 Purchases, issuances, and settlements        --                  --             (179,266)
Transfers in (out) of Level 3                 --                  --                   --
                                             ---            --------            ---------
Fair value at 12/31/08                         4             490,215            1,087,722
                                             ---            --------            ---------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                   --             453,934              729,955
                                             ---            --------            ---------


                                           MACRO HEDGE           OTHER
(IN MILLIONS)                                PROGRAM          DERIVATIVES        TOTAL
--------------------------------------  ------------------------------------------------------
Fair value at 1/1/08                              --              $(515)         $466,034
Realized/unrealized gains (losses)
 included in:
 Net income                                       --                 --                --
 Unrealized gains and losses                 101,264             (1,394)        1,390,528
 Purchases, issuances, and settlements        33,588             (1,192)         (146,870)
Transfers in (out) of Level 3                     --              3,756             3,756
                                             -------            -------       -----------
Fair value at 12/31/08                       134,852                655        $1,713,448
                                             -------            -------       -----------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                  101,264             (4,167)       $1,280,986
                                             -------            -------       -----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2008 are attributable to a change in the availability of market observable information for individual securities within respective categories

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of 12/31/08:

                                           QUOTED PRICES IN        SIGNIFICANT        SIGNIFICANT
                                          ACTIVE MARKETS FOR        OBSERVABLE        UNOBSERVABLE
                                           IDENTICAL ASSETS           INPUTS             INPUTS           TOTAL GAINS
                                TOTAL          (LEVEL 1)            (LEVEL 2)          (LEVEL 3)         AND (LOSSES)
------------------------------------------------------------------------------------------------------------------------
Bonds                            6,173             --                  4,775              1,398              (7,128)

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime and Alt-A securities that are priced by third party pricing services or brokers and are classified as level 3 due to the lack of liquidity in the market.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2008 and 2007, the statement value of the loaned securities was approximately $274,377 and $388,666, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $135, $489 and $192 for the years ended December 31, 2008, 2007 and 2006, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2008 and 2007, collateral pledged of $478,048 and $10,939, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2008 and 2007, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $2,080,162 and $799,664, respectively. At December 31, 2008 and 2007, cash collateral of $1,924,101 and $667,016 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $1,829,907 as of December 31, 2008. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2008 and 2007. As of December 31, 2008 and 2007, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                                 CASH AND SECURITIES
                                                      COLLATERAL
                                                  DECEMBER 31, 2008
----------------------------------------------------------------------------
Thirty days or less                                    $1,949,162
Thirty one to 60 days                                      59,000
Sixty one to 90 days                                           --
                                                     ------------
Over 90 days                                               72,000
                                                     ------------
                                   TOTAL               $2,080,162
                                                     ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2008 and 2007.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                                    AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR          UNREALIZED
                                      COST             VALUE           LOSSES            COST             VALUE           LOSSES
----------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531          $(3,717)            $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          37,768           37,523             (245)          79,200           77,773          (1,427)
States, municipalities &
 political subdivisions                 10,395            9,721             (674)          36,145           26,960          (9,185)
International Governments                4,983            4,487             (496)              --               --              --
Public utilities                       223,457          206,514          (16,943)         198,757          162,833         (35,924)
All other corporate including
 international                       1,311,543        1,212,800          (98,743)         721,634          548,640        (172,994)
All other corporate-asset
 backed                                557,904          455,963         (101,941)       1,441,860          902,557        (539,303)
                                   -----------      -----------      -----------      -----------      -----------      ----------
       TOTAL FIXED MATURITIES        2,830,298        2,607,539         (222,759)       2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated             4,258            3,286             (972)               2               --              (2)
Common stock -- affiliated                  --               --               --           36,884            6,489         (30,395)
Preferred stock --
 unaffiliated                           20,127           11,958           (8,169)         232,547          114,377        (118,170)
                                   -----------      -----------      -----------      -----------      -----------      ----------
                 TOTAL EQUITY           24,385           15,244           (9,141)         269,433          120,866        (148,567)
                                   -----------      -----------      -----------      -----------      -----------      ----------
             TOTAL SECURITIES       $2,854,683       $2,622,783        $(231,900)      $2,747,029       $1,839,629       $(907,400)
                                   -----------      -----------      -----------      -----------      -----------      ----------

                                                       TOTAL
                                    AMORTIZED          FAIR           UNREALIZED
                                      COST             VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored --
  asset backed                         116,968          115,296            (1,672)
States, municipalities &
 political subdivisions                 46,540           36,681            (9,859)
International Governments                4,983            4,487              (496)
Public utilities                       422,214          369,347           (52,867)
All other corporate including
 international                       2,033,177        1,761,440          (271,737)
All other corporate-asset
 backed                              1,999,764        1,358,520          (641,244)
                                   -----------      -----------      ------------
       TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated             4,260            3,286              (974)
Common stock -- affiliated              36,884            6,489           (30,395)
Preferred stock --
 unaffiliated                          252,674          126,335          (126,339)
                                   -----------      -----------      ------------
                 TOTAL EQUITY          293,818          136,110          (157,708)
                                   -----------      -----------      ------------
             TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                   -----------      -----------      ------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                             LESS THAN 12 MONTHS                         12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED       AMORTIZED           FAIR
                                    COST            VALUE            LOSSES            COST            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --              $110             $110
 -- guaranteed & sponsored
  --asset backed                     44,618           44,107            (511)          190,627          187,527
States, municipalities &
 political subdivisions              35,000           33,354          (1,646)            1,155            1,108
International Governments                --               --              --            14,074           13,972
Public utilities                    172,959          166,639          (6,320)          111,623          106,277
All other corporate
 including international            627,727          609,966         (17,761)          477,236          454,143
All other corporate --
 asset backed                     1,053,508          974,477         (79,031)          475,498          460,148
                                 ----------       ----------       ---------        ----------       ----------
    TOTAL FIXED MATURITIES        1,933,812        1,828,543        (105,269)        1,270,323        1,223,285
Common stock --
 unaffiliated                            --               --              --                 3               --
Common stock -- affiliated               --               --              --            36,884            6,663
Preferred stock --
 unaffiliated                       207,806          188,684         (19,122)           69,480           62,785
                                 ----------       ----------       ---------        ----------       ----------
              TOTAL EQUITY          207,806          188,684         (19,122)          106,367           69,448
                                 ----------       ----------       ---------        ----------       ----------
          TOTAL SECURITIES       $2,141,618       $2,017,227       $(124,391)       $1,376,690       $1,292,733
                                 ----------       ----------       ---------        ----------       ----------

                               12 MONTHS OR MORE                             TOTAL
                                     UNREALIZED           AMORTIZED           FAIR          UNREALIZED
                                       LOSSES                COST            VALUE            LOSSES
--------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                $ --                  $110             $110            $ --
 -- guaranteed & sponsored
  --asset backed                        (3,100)              235,245          231,634          (3,611)
States, municipalities &
 political subdivisions                    (47)               36,155           34,462          (1,693)
International Governments                 (102)               14,074           13,972            (102)
Public utilities                        (5,346)              284,582          272,916         (11,666)
All other corporate
 including international               (23,093)            1,104,963        1,064,109         (40,854)
All other corporate --
 asset backed                          (15,350)            1,529,006        1,434,625         (94,381)
                                      --------            ----------       ----------       ---------
    TOTAL FIXED MATURITIES             (47,038)            3,204,135        3,051,828        (152,307)
Common stock --
 unaffiliated                               (3)                    3               --              (3)
Common stock -- affiliated             (30,221)               36,884            6,663         (30,221)
Preferred stock --
 unaffiliated                           (6,695)              277,286          251,469         (25,817)
                                      --------            ----------       ----------       ---------
              TOTAL EQUITY             (36,919)              314,173          258,132         (56,041)
                                      --------            ----------       ----------       ---------
          TOTAL SECURITIES            $(83,957)           $3,518,308       $3,309,960       $(208,348)
                                      --------            ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than- temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

4. INCOME TAXES:

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                              2008              2007
-----------------------------------------------------------------------------
Total of all deferred tax assets
 (admitted and non-admitted)                $1,492,810          $610,815
Total of all deferred tax liabilities         (891,412)         (116,655)
                                          ------------       -----------
Net deferred asset/(liability)                 601,398           494,160
Total deferred tax assets non-admitted         233,111           348,644
Net admitted deferred tax asset               $368,287          $145,516
                                          ------------       -----------
Decrease in deferred taxes non-admitted      $(115,533)        $(113,281)
                                          ------------       -----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                             2008               2007               2006
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL,
 and AMT                    $(479,071)          $128,160            $66,084
Foreign taxes                      --            (13,802)           (29,123)
NOL
limitation/(utilization)      230,834                 --             (7,166)
Alternative minimum tax        (6,233)           (32,097)            35,010
Prior period
 adjustments and other          8,725              6,187            (32,844)
                         ------------       ------------       ------------
    FEDERAL AND FOREIGN
    INCOME TAX INCURRED     $(245,745)           $88,448            $31,961
                         ------------       ------------       ------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

DEFERRED TAX ASSETS                           2008          2007         Change
---------------------------------------------------------------------------------------
Reserves                                       $751,417      $25,989      $725,428
Tax DAC                                         302,889      283,943        18,946
Unrealized Losses                                    --       54,684       (54,684)
Bonds and Other Investments                          --       53,588       (53,588)
NOL/Minimum Tax Credit/Foreign Tax
 Credits                                        404,134      164,056       240,078
Other                                            34,370       28,555         5,815
                                          -------------  -----------  ------------
               TOTAL DEFERRED TAX ASSETS     $1,492,810     $610,815      $881,995
                                          -------------  -----------  ------------
        DEFERRED TAX ASSETS NON-ADMITTED       $233,111     $348,644     $(115,533)
                                          -------------  -----------  ------------

DEFERRED TAX LIABILITIES                      2008               2007              Change
-------------------------------------------------------------------------------------------------
Bonds and Other Investments                  $(275,019)              $ --          $(275,019)
Accrued Deferred Compensation                   (5,073)            (2,153)            (2,920)
Reserves                                       (76,704)           (87,097)            10,393
Deferred and Uncollected                       (21,848)           (19,853)            (1,995)
Unrealized Gains/(Losses)                     (505,949)                --           (505,949)
Other                                           (6,819)            (7,552)               733
                                          ------------       ------------       ------------
          TOTAL DEFERRED TAX LIABILITIES     $(891,412)         $(116,655)         $(774,757)
                                          ------------       ------------       ------------
      TOTAL ADMITTED DEFERRED TAX ASSETS      $368,287           $145,516           $222,771
                                          ------------       ------------       ------------

                                              2008              2007             CHANGE
-----------------------------------------------------------------------------------------------
Total deferred tax assets                   $1,492,810          $610,815          $881,995
Total deferred tax liabilities                (891,412)         (116,655)         (774,757)
Net deferred tax asset (liability)            $601,398          $494,160          $107,238
Adjust for stock compensation transfer                                               1,380
Adjust for change in deferred tax on
 unrealized gains (losses)                                                         560,633
                                                                               -----------
  ADJUSTED CHANGE IN NET DEFERRED INCOME
                                     TAX                                          $669,251
                                                                               -----------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                  EFFECTIVE                      EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007            TAX RATE        2006             TAX RATE
-------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                            $(780,261)          35.0%       $132,025            35.0%       $128,249            35.0%
DRD                               (105,214)           4.7%       (100,000)          (26.5)%      (107,070)          (29.2)%
IMR adjustment                       1,338           (0.1)%        (3,662)           (1.0)%        (6,430)           (1.8)%
Gain on reinsurance booked to
 surplus                             2,846           (0.1)%        68,051            18.0%             --              --
Correction of deferred
 balances                               --             --           8,698             2.3%             --              --
2005 Tax Return true-up
 adjustment                             --             --              --              --          (3,636)           (1.0)%
Foreign tax credits                (12,910)           0.6%        (12,692)           (3.3)%       (11,157)           (3.0)%
Change in basis of reserves
 booked to surplus                  (8,377)           0.4%         82,901            22.0%             --              --
Other                              (12,885)           0.6%            267             0.1%         (2,719)           (0.7)%
                                ----------          -----      ----------          ------      ----------          ------
                         TOTAL   $(915,463)          41.3%       $175,588            46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------          ------      ----------          ------

                                                  EFFECTIVE                  EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007        TAX RATE        2006             TAX RATE
---------------------------------------------------------------------------------------------------------------------------
Federal and foreign income tax
 incurred                        $(245,745)          11.0%        $88,448        23.5%        $31,961             8.7%
Federal income taxes on net
 capital gains                        (467)           0.0%          4,248         1.1%         (4,248)           (1.2)%
Adjusted change in net
 deferred income taxes            (669,251)          30.1%         82,891        22.0%        (30,476)           (8.3)%
                                ----------          -----      ----------      ------      ----------          ------
  TOTAL STATUTORY INCOME TAXES   $(915,463)          41.1%       $175,587        46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------      ------      ----------          ------

(e) As of December 31, 2008, the Company had a net operating loss carry forward of $659,526 originating in 2008 which will expire, if unused, in 2023. As of December 31, 2008, the Company had a foreign tax credit carry forward of $12,910 originating in 2008 which will expire, if unused, in 2018.

There were no income taxes incurred in the current and prior years that will be available for recoupment.

As of December 31, 2008, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was $0.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

The Company's federal income tax return is consolidated with the following entities:

The Hartford Financial
Services Group, Inc. (Parent)
Hartford Holdings, Inc.         Hartford Integrated
                                Technologies, Inc.
Nutmeg Insurance Company        Business Management Group,
                                Inc.
Heritage Holdings, Inc.         Personal Lines Insurance
                                Center, Inc.
Hartford Fire Insurance         Nutmeg Insurance Agency, Inc.
Company
Hartford Accident and           Hartford Lloyds Corporation
Indemnity Company
Hartford Casualty Insurance     1st AgChoice, Inc.
Company
Hartford Underwriters           First State Management Group,
Insurance Company               Inc.
Twin City Fire Insurance        ClaimPlace, Inc.
Company
Pacific Insurance Company,      Access CoverageCorp, Inc.
Ltd.

Trumbull Insurance Company      Access CoverageCorp
                                Technologies, Inc.
Hartford Insurance Company of   Hartford Casualty General
Illinois                        Agency, Inc.
Hartford Insurance Company of   Hartford Fire General Agency,
the Midwest                     Inc.
Hartford Insurance Company of   Hartford Strategic Investments
the Southeast                   LLC
Hartford Lloyds Insurance       Hartford Life, Inc.
Company
Property & Casualty Insurance   Hartford Life and Accident
Co. of Hartford                 Insurance Company
Sentinel Insurance Company,     Hartford Life International
Ltd.                            Ltd.
First State Insurance Company   Hartford Equity Sales Company,
                                Inc.
New England Insurance Company   Hartford-Comprehensive
                                Employee Benefit Service Co.
New England Reinsurance         Hartford Securities
Corporation                     Distribution Company, Inc.
Fencourt Reinsurance Company,   The Evergreen Group,
Ltd.                            Incorporated
Heritage Reinsurance Co., Ltd.  Hartford Administrative
                                Services Company
New Ocean Insurance Co., Ltd.   Woodbury Financial Services,
                                Inc.
Hartford Investment Management  Hartford Life, Ltd.
Co.
HARCO Property Services, Inc.   Hartford Life Alliance, LLC
Four Thirty Seven Land          Hartford Life Insurance
Company, Inc.                   Company
HRA, Inc.                       Hartford Life and Annuity
                                Insurance Company
HRA Brokerage Services. Inc.    Hartford International Life
                                Reassurance Corp.
Hartford Technology Services    Hartford Hedge Fund Company,
Company                         LLC
Ersatz Corporation              American Maturity Life
                                Insurance Company
Hartford Specialty Company      Champlain Life Reinsurance
                                Company

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $390,571 in 2008, an increase of $142,389 from the 2007 balance of $248,182. The total amount of reinsurance credits taken for this agreement is $600,878 in 2008, an increase of $219,059 from the 2007 balance of $381,819.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $110,364, $47,999 and $5,313 for the year ended December 31, 2008, 2007 and 2006, respectively and holds reserves of $813,275 and $66,677 at December 31, 2008 and 2007, respectively.

Effective September 30, 2007, the Company entered into a reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $2,040,623 and $8,416 as of December 31, 2008 and 2007, respectively, and holds reserves of $1,960,923 and $8,429 as of December 31, 2008 and 2007, respectively. This treaty covered HLIKK's "3 Win" annuity.

This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. See note 13 for additional information.

Effective February 29, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB and GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $1,203 and holds reserves of $3,927 as of December 31, 2008.

Effective October 1, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $696 and holds reserves of $38 as of December 31, 2008.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

The amount of reinsurance recoverables from and payables to reinsurers were $24,748 and $15,998 and $27,577 and $12,397 at December 31, 2008 and 2007,
respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health          $10,813,526       $3,206,736       $(3,222,513)      $10,797,749
 Policies
Policy and Contract Claim Liabilities                            $55,343          $11,186          $(32,693)          $33,836
Premium and Annuity Considerations                            $7,861,654       $2,322,174         $(831,321)       $9,352,507
Death, Annuity, Disability and Other Benefits                   $515,171         $343,069         $(200,178)         $658,062
Surrenders and Other Fund Withdrawals                         $9,660,930         $429,781         $(125,658)       $9,965,053

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health           $6,974,834       $1,050,543       $(2,049,303)       $5,976,074
 Policies
Policy and Contract Claim Liabilities                            $47,256          $14,423          $(30,399)          $31,281
Premium and Annuity Considerations                           $11,045,000         $241,808         $(973,307)      $10,313,501
Death, Annuity, Disability and Other Benefits                   $334,482         $115,945         $(101,185)         $349,242
Surrenders and Other Fund Withdrawals                        $10,633,115         $624,725       $(1,729,032)       $9,528,808

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health           $6,189,958       $1,385,824       $(1,152,935)       $6,422,847
 Policies
Policy and Contract Claim Liabilities                            $51,900          $13,508          $(32,773)          $32,635
Premium and Annuity Considerations                            $9,936,139         $210,011         $(303,845)       $9,842,305
Death, Annuity, Disability and Other Benefits                   $275,788         $106,626          $(83,321)         $299,093
Surrenders and Other Fund Withdrawals                        $10,086,669         $673,938       $(1,706,377)       $9,054,230

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                               2008
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $4,569             5,546
Ordinary Renewal                                    44,318            56,825
Group Life                                              27                50
                                                  --------          --------
                                           TOTAL   $48,914           $62,421
                                                  --------          --------

                                                               2007
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $3,418            $3,775
Ordinary Renewal                                    45,181            52,893
Group Life                                              30                56
                                                  --------          --------
                                           TOTAL   $48,629           $56,724
                                                  --------          --------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

At December 31, 2008 and 2007, the Company reported $10,223 and $32,272, respectively, as a receivable from and $39,493 and $41,011, respectively, as a payable to it's parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,523, $12,807 and $10,717 for 2008, 2007 and 2006, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2008, 2007 or 2006.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2008 and 2007 and 2006 was $4,825 and $5,528 and $4,113,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2008 and 2007 and 2006, dividends of $156,000 and $207,000 and $115,000, respectively, were paid. The amount available for dividends in 2009 is $0.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $711,751.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $50,551,150 and $81,072,392 as of December 31, 2008 and 2007, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,363,868, $1,542,870 and $1,378,577 for the years ended December 31, 2008, 2007 and 2006, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2008 is as follows:

                                              NONINDEXED
                                              GUARANTEED                                NON-
                                              LESS THAN            NONINDEXED        GUARANTEED
                                               OR EQUAL            GUARANTEED         SEPARATE
                                                TO 4%             MORE THAN 4%        ACCOUNTS         TOTAL
----------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits
 for the year ended 2008                         $ --                 $ --             $3,572,439     $3,572,439
2. Reserves @ year end                             --                   --                     --             --
  I. For accounts with assets at:                  --                   --                     --             --
    a. Market value                                --                   --             49,015,961     49,015,961
    b. Amortized cost                              --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    c. Total reserves                            $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------
  II. By withdrawal characteristics:
    a. Subject to discretionary
     withdrawal                                  $ --                 $ --                   $ --           $ --
    b. With MVA adjustment                         --                   --                     --             --
    c. @ BV without MV adjustment and
     with surrender charge of 5% or more           --                   --                     --             --
    d. @ Market value                              --                   --             48,942,891     48,942,891
    e. @ BV without MV adjustment and
     with surrender charge less than 5%            --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    f. Subtotal                                  $ --                 $ --            $48,942,891    $48,942,891
    g. Not subject to discretionary
     withdrawal                                    --                   --                 73,070         73,070
                                                 ----                 ----          -------------  -------------
    h. Total                                     $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                              2008                2007                2006
----------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                $3,572,439          $7,121,542          $6,907,635
Transfer from Separate Accounts              (5,260,541)         (7,340,251)         (7,637,822)
                                          -------------       -------------       -------------
Net Transfer (from) to Separate Accounts     (1,688,102)           (218,708)           (730,187)
Internal Exchanges & Other Separate
 Account Activity                                16,421             (18,445)             55,063
                                          -------------       -------------       -------------
Transfer (from) to Separate Accounts on
 the Statement of Operations                $(1,671,681)          $(237,153)          $(675,124)
                                          -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656.

The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $202, $519 and $308 in 2008, 2007 and 2006, respectively, of which $108, $480 and $279 in 2008, 2007 and 2006, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,493 and $3,881 as of December 31, 2008 and 2007, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $6,142, $12,104 and $15,719 in 2008, 2007 and 2006,
respectively. Future minimum rental commitments are as follows:

2009                      4,464
2010                      3,283
2011                      2,442
Thereafter                3,125
                      ---------
Total                   $13,314
                      ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $2,714, $4,953 and $4,891 in 2008, 2007 and
2006, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During 2008, the IRS completed its examination of the consolidated group's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The estimated DRD was updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD varied from earlier estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains and asset values at the mutual fund level and the Company's taxable income before the DRD. Given recent financial markets' volatility, the Company intends to review its DRD computations on a quarterly basis, beginning in 2009. The Company recorded benefits of $112, $99 and $110 related to the separate account DRD in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. The 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return, and the 2006 benefit included a benefit of $3 related to true-ups of prior years' tax returns.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $8 and $11 related to separate account FTC in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $3, $0 and $4 in 2008, 2007 and 2006 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $12,002 and $16,373 as of December 31, 2008 and 2007, respectively, of which $10,750 and $10,532, related to funding limited partnership investments and $1,251 and $5,841 related to a mortgage loan funding, respectively.

13. SUBSEQUENT EVENT:

As a result of unfavorable market performance in 2008, the 3WIN product reached a triggering event in which contract holders have made elections to either (a) receive 80% of their original variable annuity deposit in a lump sum or (b) receive 100% of their original variable annuity deposit as an annuity certain paid in level installments.

As a result, on February 5, 2009,the Company's parent (HLIC) issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these annuity certain payments under the Company's reinsurance agreement with Hartford Life Insurance Company, KK (see note 5). The contract calls for October 31 scheduled annual payouts with interest at 5.16% through 2019.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,642
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         313,664
 Bonds of Affiliates                                                     --
 Preferred Stocks (unaffiliated)                                     17,566
 Preferred Stocks of affiliates
 Common Stocks (unaffiliated)                                           108
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      26,596
 Real Estate                                                          1,409
 Contract loans                                                      22,535
 Cash/short-term Investments                                         27,150
 Derivative Instruments                                             (19,377)
 Other Invested Assets                                                   17
 Aggregate Write-ins for Investment Income                           (9,541)
                                                             --------------
                                    GROSS INVESTMENT INCOME         382,814
 Less: Investment Expenses                                            6,780
                                                             --------------
                                      NET INVESTMENT INCOME        $376,034
                                                             --------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,285
                                                             --------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $68,410
 Residential Mortgages                                                   --
 Commercial Mortgages                                               542,962
                                                             --------------
                                       TOTAL MORTGAGE LOANS        $611,372
                                                             --------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $611,372
 Good Standing with Restructured Terms
 Interest Overdue More Than 90 Days
 Not In Foreclosure
 Foreclosure In Process
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                          $10,489
                                                             --------------
COLLATERAL LOANS                                                       $ --
                                                             --------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,489
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                     $2,534,297
 Over 1 year through 5 years                                      2,637,862
 Over 5 years through 10 years                                    3,812,781
 Over 10 years through 20 years                                     692,677
 Over 20 years                                                      860,776
                                                             --------------
                                          TOTAL BY MATURITY     $10,538,393
                                                             --------------
By Class -- Statement Value
 Class 1                                                         $8,749,832
 Class 2                                                          1,625,331
 Class 3                                                            134,682
 Class 4                                                                 63
 Class 5                                                             27,027
 Class 6                                                              1,458
                                                             --------------
                                             TOTAL BY CLASS     $10,538,393
                                                             --------------
Total Publicly Traded                                            $8,651,218
Total Privately Placed                                            1,887,175
                                                             --------------
                                        TOTAL BY MAJOR TYPE     $10,538,393
                                                             --------------

INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $255,362
 Common Stocks -- Market Value                                            11,520
 Short-Term Investments -- Book Value                                  2,166,710
 Options, Caps, and Floors Owned -- Statement Value                    1,202,744
 Options, Caps, and Floors Written and Inforce -- Statement                   --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement Value            562,195
 Financial Futures Contracts Open -- Current Value                     3,634,952
 Cash on Deposit                                                         147,770
 Cash Equivalents                                                         11,673
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,650,740
 Credit Life                                                                  --
 Group Life                                                              166,760
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $41,194
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,045,312
 Credit Life                                                                  --
 Group Life                                                                5,010
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                        3,206,234
Group -- Not Involving Life Contingencies
 Amount on Deposit
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $53,752
 Deferred -- Fully Paid Account Balance                               51,101,938
 Deferred -- Not Fully Paid -- Account Balance                           100,215
Group:
 Amount of Income Payable                                                    $75
 Fully Paid Account Balance                                              199,452
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,025
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $37,740
 Dividend Accumulations -- Account Balance                                   127

CLAIM PAYMENTS:
Group Accident & Health
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --
Other Accident & Health
 2008                                                                       $267
 2007                                                                        264
 2006                                                                         72
 2005                                                                         55
 2004                                                                         30
 Prior                                                                       747
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                         HOLDINGS                       ANNUAL STATEMENT
                                                               AMOUNT            PERCENTAGE       AMOUNT            PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CATEGORIES
1. Bonds:
  1.1 U.S. treasury securities                                  $767,433              5.5          $767,433              5.5
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
    1.21 issued by U.S. government agencies                           --               --                --               --
    1.22 issued by U.S. government sponsored agencies                 --               --                --               --
  1.3 Foreign government (including Canada, excluding
   mortgage-backed securities)                                 1,776,427             12.7         1,776,427             12.7
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
    1.41 State, territories, and possessions general
     obligations                                                  11,540              0.1            11,540              0.1
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general
     obligations                                                      --               --                --               --
    1.43 Revenue and assessment obligations                       45,000              0.3            45,000              0.3
    1.41 Industrial development and similar obligations               --               --                --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                          15,664              0.1            15,664              0.1
      1.512 Issued or guaranteed bly FNMA and FHLMC              424,767              3.0           424,767              3.0
      1.513 All other                                                 --               --                --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, and FHLMC
       or VA                                                     113,002              0.8           113,002              0.8
      1.522 Issued by non-U.S. Government issuers and
       collateralized by MBS issued or guaranteed by GNMA,
       FNMA, FHLMC or VA                                              --               --                --               --
      1.523 All other                                          1,281,606              9.2         1,281,606              9.2
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by the SVO)                              2,666,182             19.1         2,666,182             19.1
  2.2 Unaffiliated foreign securities                          1,270,062              9.2         1,270,062              9.2
  2.3 Affiliated securities                                           --               --                --               --
3. Equity Interests:
  3.1 Investment in mutual funds                                   5,031               --             5,031               --
  3.2 Preferred stocks:
    3.21 Affiliated                                                   --               --                --               --
    3.22 Unaffiliated                                            255,362              1.8           255,362              1.8
  3.3 Publicly traded securities (excluding preferred
   stocks):
    3.31 Affiliated                                                   --               --                --               --
    3.32 Unaffiliated                                                 --               --                --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                6,489               --             6,489               --
    3.42 Unaffiliated                                                 --               --                --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                   --               --                --               --
    3.52 Unaffiliated                                                 --               --                --               --
4. Mortgage loans:
  4.1 Construction and land development                               --               --                --               --
  4.2 Agricultural                                                    --               --                --               --
  4.3 Single family residential properties                            --               --                --               --
  4.4 Multifamily residential properties                              --               --                --               --
  4.5 Commercial loans                                           611,371              4.4           611,371              4.4
  4.6 Mezzanine real estate loans                                     --               --                --               --
5. Real estate investments
  5.1 Property occupied by company                                27,285              0.2            27,285              0.2
  5.2 Property held for production of income                          --               --                --               --
  5.3 Property held for sale                                          --               --                --               --
6. Policy Loans                                                  354,920              2.5           354,920              2.5
7. Receivables for securities                                    226,507              1.6           226,507              1.6
8. Cash and short-term investments                             2,326,153             16.6         2,326,153             16.6
9. Other invested assets                                       1,802,382             12.9         1,802,382             12.9
                                                             -----------            -----       -----------            -----
10.  TOTAL INVESTED ASSETS                                   $13,987,183            100.0       $13,987,183            100.0
                                                             -----------            -----       -----------            -----

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                             *71153200828500100*

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

                      For the year ended December 31, 2008
                            (To be filed by April 1)
                 Of HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               Address (City, State, Zip Code): SIMSBURY CT 06089
 NAIC Group Code 0091   NAIC Company Code 71153  Employer's ID Number 39-1052598

 The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

 1.   Reporting entity's total admitted assets as reported on Page 2 of this                                        $14,909,3966,259
      annual statement.

 2.   Ten largest exposures to a single issuer/borrower/investment.

                              1                                    2                            3                  4
                                                                                                            PERCENTAGE OF
                                                                                                                TOTAL
                            ISSUER                      DESCRIPTION OF EXPOSURE              AMOUNT        ADMITTED ASSETS
                            ------                      -----------------------              ------        ---------------
      2.01  JAPAN (GOVERNMENT OF)                      BOND                            $1,848,824,521             12.400%
      2.02  SHORT TERM INVESTMENT POOL (STIP)          BOND                            $1,436,865,978              9.637%
      2.03  BANK OF NEW YORK CASH RESERVE FUND         BOND                            $  143,730,709              0.964%
      2.04  GOLDENTREE LOAN OPPORTUNITIES              BOND                            $  125,000,000              0.838%
      2.05  NORTHWOODS CAPITAL LTD WOODS_07-8A         BOND                            $   75,000,000              0.503%
      2.06  HTFD REGENCY CENTERS FIXED LIFE            MORTGAGE LOAN                   $   60,000,000              0.402%
      2.07  PACIFIC RAILROAD CO 2007-3 PASS THROUGH    BOND                            $   59,499,714              0.399%
      2.08  CBS CORP                                   BOND                            $   54,578,283              0.366%
      2.09  HUTCHISON WHAMPOA LIMITED                  BOND                            $   53,995,506              0.362%
      2.10  PARCS LTD                                  BOND                            $   49,841,994              0.334%

 3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            BONDS                                                                               1                  2
          --------

      3.01  NAIC-1                                                                     $8,749,832,390            58.687%
      3.02  NAIC-2                                                                     $1,625,330,953            10.901%
      3.03  NAIC-3                                                                     $  134,681,924             0.903%
      3.04  NAIC-4                                                                     $       63,173             0.000%
      3.05  NAIC-5                                                                     $   27,026,883             0.181%
      3.06  NAIC-6                                                                     $    1,457,742             0.010%

       PREFERRED STOCKS                                                                         3                  4
       ----------------
      3.07  P/RP-1                                                                     $  149,493,232             1.003%
      3.08  P/RP-2                                                                     $   82,334,324             0.552%
      3.09  P/RP-3                                                                     $   23,181,698             0.155%
      3.10  P/RP-4                                                                     $                          0.000%
      3.11  P/RP-5                                                                     $      352,714             0.002%
      3.12  P/RP-6                                                                     $                          0.000%

 4.   Assets held in foreign investments:

      4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?  Yes [ ]   No [X]
      If response to 4.01 above is yes, responses are not required for interrogatories 5-10.
      4.02 Total admitted assets held in foreign investments                                            $3,050,726,782       20.462%
      4.03 Foreign-currency-denominated investments                                                     $2,073,125,690       13.905%
      4.04 Insurance liabilities denominated in that same foreign currency                              $                     0.000%

 5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                               1                  2
      5.01 Countries rated NAIC-1                                                      $3,050,726,782            20.462%
      5.02 Countries rated NAIC-2                                                      $                          0.000%
      5.03 Countries rated NAIC-3 or below                                             $                          0.000%

6.    Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                               1                  2
           Countries rated NAIC-1:
      6.01 Country 1: JAPAN                                                            $1,867,871,759            12.528%
      6.02 Country 2: CAYMAN ISLANDS                                                   $  301,689,713             2.023%
           Countries rated NAIC-2:
      6.03 Country 1:                                                                  $                          0.000%
      6.04 Country 2:                                                                  $                          0.000%
           Countries rated NAIC-3 or below:
      6.05 Country 1:                                                                  $                          0.000%
      6.06 Country 2:                                                                  $                          0.000%

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                                                               1                   2
 7.   Aggregate unhedged foreign currency exposure:                                    $1,848,824,521            12.400%

 8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
                                                                                               1                   2
      8.01 Countries rated NAIC-1                                                      $1,848,824,521            12.400%
      8.02 Countries rated NAIC-2                                                      $                          0.000%
      8.03 Countries rated NAIC-3 or below                                             $                          0.000%

 9.  Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                               1                    2
           Countries rated NAIC-1:


      9.01 Country 1: JAPAN                                                            $1,848,824,521            12.400%
      9.02 Country 2:                                                                  $                          0.000
           Countries rated NAIC-2:
      9.03 Country 1:                                                                  $                          0.000%
      9.04 Country 2:                                                                  $                          0.000%
           Countries rated NAIC-3 or below:
      9.05 Country 1:                                                                  $                           0.000%
      9.06 Country 2:                                                                  $                           0.000%

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                              1                                    2                           3                    4
                           ISSUER                             NAIC RATING
                           ------                             -----------

      10.01 GOLDENTREE LOAN OPPORTUNITIES              1FE                             $ 125,000,000               0.838%
      10.02 NORTHWOODS CAPITAL LTD WOODS_07-8A         1FE                             $  75,000,000               0.503%
      10.03 HUTCHISON WHAMPOA LIMITED                  1FE                             $  53,995,506               0.362%
      10.04 KONINKLIJKE PHILIPS ELECTRONICS NV         1FE                             $  35,195,042               0.236%
      10.05 STATOILHYDRO ASA                           1FE                             $  30,747,570               0.206%
      10.06 GLAXOSMITHKLINE PLC                        1FE                             $  28,546,244               0.191%
      10.07 RAGIONE SAPA DI GILBERTO BENETTON E C      1FE                             $  27,801,000               0.186%
      10.08 COCA-COLA AMATIL LIMITED                   1                               $  27,499,343               0.184%
      10.09 TELECOM ITALIA SPA                         2FE                             $  26,135,495               0.175%
      10.10 CENT CDO 14 LTD                            1FE                             $  25,200,000               0.169%

11.   Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

      11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? Yes [X]  No [ ]
            If response to 11.01 is yes, detail is not required for the remainder of Interrogatory 11.
      11.02 Total admitted assets held in Canadian Investments                                          $                     0.000%
      11.03 Canadian currency-denominated investments                                                   $                     0.000%
      11.04 Canadian-denominated insurance liabilities                                                  $                     0.000%
      11.05 Unhedged Canadian currency exposure                                                         $                     0.000%

12.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.
      12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting
            entity's total admitted assets?                                                                         Yes [X]  No [ ]
            If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                             1                                                                 2                    3
      12.02 Aggregate statement value of investments with contractual sales
            restrictions:                                                              $                          0.000%
            Largest three investments with contractual sales restrictions:
      12.03                                                                            $                          0.000%
      12.04                                                                            $                          0.000%
      12.05                                                                            $                          0.000%

13.   Amounts and percentages of admitted assets held in the ten largest equity interests:
      13.01 Are assets held in equity interest less than 2.5% of the reporting entity's total admitted assets?      Yes [X]  No [ ]

      If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.
                             1                                                                 2                     3
                        NAME OF ISSUER
                        --------------
      13.02                                                                            $                          0.000%
      13.03                                                                            $                          0.000%
      13.04                                                                            $                          0.000%
      13.05                                                                            $                          0.000%
      13.06                                                                            $                          0.000%
      13.07                                                                            $                          0.000%
      13.08                                                                            $                          0.000%
      13.09                                                                            $                          0.000%
      13.10                                                                            $                          0.000%
      13.11                                                                            $                          0.000%

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
      14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting
            entity's total admitted assets?                                                                         Yes [X]  No [ ]
            If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                             1                                                                 2                      3
      14.02 Aggregate statement value of investments held in nonaffiliated, privately
            placed equities:                                                           $                          0.000%
            Largest three investments held in nonaffiliated, privately placed equities:
      14.03                                                                            $                          0.000%
      14.04                                                                            $                          0.000%
      14.05                                                                            $                          0.000%

15.   Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

      15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total
            admitted assets?                                                                                        Yes [X]  No [ ]
            If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                             1                                                                 2                       3
      15.02 Aggregate statement value of investments held in general partnership
            interests:                                                                 $                          0.000%
            Largest three investments in general partnership interests:
      15.03                                                                            $                          0.000%
      15.04                                                                            $                          0.000%
      15.05                                                                            $                          0.000%

16.   Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
      16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's
            total admitted assets?                                                                                  Yes [ ]  No [X]
            If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory
            16 and Interrogatory 17.

                             1                                                                 2                       3
         TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)
         ---------------------------------------------
      16.02 HTFD REGENCY CENTERS FIXED LIFE                                            $  60,000,000              0.402%
      16.03 HTFD AMB PORTFOLIO WHLN 2008                                               $  49,767,544              0.334%
      16.04 WACHOVIA MONTCLAIR PLAZA PN 2006                                           $  49,715,670              0.333%
      16.05 HTFD LIT IX PORTFOLIO WHLN 2008                                            $  40,000,000              0.268%
      16.06 HTFD_1880 CENTURY PARK EAST WHLN 06                                        $  35,000,000              0.235%
      16.07 JPMC DRA PORTFOLIO PN05                                                    $  35,000,000              0.235%
      16.08 HTFD LIT VIII PORTFOLIO WHLN 2008                                          $  30,500,000              0.205%
      16.09 FORTIS                                                                     $  25,928,800              0.174%
      16.10 CAG CIMARRON ENTITIES                                                      $  25,626,268              0.172%
      16.11 HTFD ESTATE ON QUARRY LAKES WHLN 2007                                      $  25,500,000              0.171%

      Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                     LOANS
                                                                                       $                          0.000%
      16.12 Construction loans                                                         $                          0.000%
      16.13 Mortgage loans over 90 days past due                                       $                          0.000%
      16.14 Mortgage loans in the process of foreclosure                               $                          0.000%
      16.15 Mortgage loans foreclosed                                                  $                          0.000%
      16.16 Restructured mortgage loans                                                $                          0.000%

17.   Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

               LOAN-TO-VALUE              RESIDENTIAL                        COMMERCIAL                            AGRICULTURAL
               -------------              -----------                        ----------                            ------------
                                    1                 2                  3                 4                 5                 6
      17.01 above 95%         $                          0.000%    $                       0.000%       $                     0.000%
      17.02 91% to 95%        $                          0.000%    $                       0.000%       $                     0.000%
      17.03 81% to 90         $                          0.000%    $                       0.000%       $                     0.000%
      17.04 71% to 80         $                          0.000%    $ 152,379,515           1.022%       $ 2,519,665           0.017%
      17.05 below 70%         $                          0.000%    $ 357,763,953           2.400%       $65,889,716           0.442%

18.   Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
      18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?  Yes [X]  No [ ]
           If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                        Description                                                        2                 3
      18.02                                                                            $                          0.000%
      18.03                                                                            $                          0.000%
      18.04                                                                            $                          0.000%
      18.05                                                                            $                          0.000%
      18.06                                                                            $                          0.000%

19.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.

      19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the
            reporting entity's admitted assets?                                                                     Yes [X]  No [ ]
            If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
                                              1                                            2                 3
      19.02 Aggregate statement value of investments held in mezzanine real estate
            loans:                                                                     $                          0.000%
            Largest three investments held in mezzanine real estate loans.
      19.03                                                                            $                          0.000%
      19.04                                                                            $                          0.000%
      19.05                                                                            $                          0.000%

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

20.   Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                 AT YEAR-END                      AT END OF EACH QUARTER
                                                                 -----------                      ----------------------
                                                                                         1ST QTR         2ND QTR           3RD QTR
                                                            1                2              3               4                 5

      20.01 Securities lending agreements (do not
            include assets held as collateral for
            such transactions)                         $274,376,770        1.840%      $391,620,719    $341,456,394     $401,557,930
      20.02 Repurchase agreements                      $                   0.000%      $               $                $
      20.03 Reverse repurchase agreements              $                   0.000%      $               $                $
      20.04 Dollar repurchase agreements               $                   0.000%      $               $                $
      20.05 Dollar reverse repurchase agreements

21.   Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:
                                                                   OWNED                                          WRITTEN
                                                                   -----                                          -------
                                                            1                2                               3               4
      21.01 Hedging                                    $                   0.000%                      $                     0.000%
      21.02 Income generation                          $                   0.000%                      $                     0.000%
      21.03 Other                                      $ 1,202,743,835     8.067%                      $                     0.000%

22.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                 AT YEAR-END                      AT END OF EACH QUARTER
                                                                 -----------                      ----------------------
                                                                                         1ST QTR         2ND QTR           3RD QTR
                                                            1                2              3               4                 5
      22.01 Hedging                                    $  8,906,517        0.060%      $ 10,690,416    $  9,848,902     $  9,306,111
      22.02 Income generation                          $                   0.000%      $               $                $
      22.03 Replications                               $                   0.000%      $               $                $
      22.04 Other                                      $202,840,401        1.360%      $330,170,714    $323,544,067     $272,702,107

23.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                 AT YEAR-END                      AT END OF EACH QUARTER
                                                                 -----------                      ----------------------
                                                                                         1ST QTR         2ND QTR           3RD QTR
                                                            1                2              3               4                 5
      23.01 Hedging                                    $                   0.000%      $               $                $
      23.02 Income generation                          $                   0.000%      $               $                $
      23.03 Replications                               $                   0.000%      $               $                $
      23.04 Other                                      $389,562,500        2.613%      $ 31,809,000    $ 28,997,200     $114,397,500

LIFE AND ACCIDENT AND HEALTH COMPANIES - ASSOCIATION EDITION
                                                                                                                 [BAR CODE]
                                                                                                                 *71153200920100101*

                                                         QUARTERLY STATEMENT

                                                         AS OF MARCH 31, 2009
                                                 of the Condition and Affairs of the
                                                 HARTFORD LIFE AND ANNUITY INSURANCE
                                                               COMPANY

NAIC Group Code 0091, 0091                             NAIC Company Code 71153                       Employer's ID Number 39-1052598
   (Current Period) (Prior Period)

Organized under the Laws of CONNECTICUT   State of Domicile or Port of Entry CONNECTICUT   Country of Domicile   US

Incorporated/Organized January 9, 1956   Commenced Business July 1, 1965

Statutory Home Office                   200 HOPMEADOW STREET SIMSBURY CT 06089
                                        (STREET AND NUMBER)   (CITY OR TOWN, STATE AND ZIP CODE)
Main Administrative Office              200 HOPMEADOW STREET SIMSBURY CT 06089                             860-547-5000
                                        (STREET AND NUMBER)   (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE) (TELEPHONE NUMBER)
Mail Address                            ONE HARTFORD PLAZA HARTFORD CT 06155
                                        (STREET AND NUMBER OR P.O. BOX)   (CITY OR TOWN, STATE AND ZIP CODE)
Primary Location of Books and Records   200 HOPMEADOW STREET SIMSBURY CT 06089                             860-547-5000
                                        (STREET AND NUMBER)   (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE) (TELEPHONE NUMBER)
Internet Web Site Address               WWW.THEHARTFORD.COM
Statutory Statement Contact             MICHAEL W SALWEN                                                  860-843-7739
                                        (NAME)                                            (AREA CODE) (TELEPHONE NUMBER) (EXTENSION)
                                        Michael.Salwen@hartfordlife.com                                   860-843-3884
                                        (E-MAIL ADDRESS)                                                  (FAX NUMBER)

                                                              OFFICERS

             NAME                              TITLE                        NAME                          TITLE
1. JOHN CLINTON WALTERS          President, CEO & COB             2. DONALD CHRISTIAN HUNT   Secretary
3. ERNEST MALCOLM MCNEILL, JR.   SVP & Chief Accounting Officer   4. CRAIG DOUGLAS MORROW    AVP & Appointed Actuary

                                                                OTHER
RICARDO ARTURO ANZALDUA          SVP & Assistant Secretary        DAVID ALAN CARLSON         SVP & Director of Taxes
JENNIFER JILL GEISLER            Senior Vice President            JOHN NICHOLAS GIAMALIS     SVP & Treasurer
CHRISTOPHER JAMES HANLON         Senior Vice President            STEPHEN THOMAS JOYCE       Executive Vice President
ALAN JAMES KRECZKO               EVP & General Counsel            GLENN DAVID LAMMEY         CFO & Executive Vice President
GREGORY MCGREEVEY                EVP & Chief Investment Officer   WILLIAM PATRICK MEANEY     Senior Vice President
BRIAN DENNIS MURPHY              Executive Vice President         CRAIG RODOLPH RAYMOND      Senior Vice President
JAMES EVERETT TRIMBLE            SVP & Chief Actuary

                                                        DIRECTORS OR TRUSTEES
GLENN DAVID LAMMEY                            GREGORY MCGREEVEY                            JOHN CLINTON WALTERS

State of CONNECTICUT
County of HARTFORD   ss

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions there from for the period ended, and have been completed in accordance with the NAIC ANNUAL STATEMENT
INSTRUCTIONS and ACCOUNTING PRACTICES AND PROCEDURES manual except to the extent that: (1) state law may differ: or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filing with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.


/s/ John Clinton Walters                     /s/ Donald Christian Hunt                    /s/ Ernest Malcolm McNeill, Jr.
------------------------------------------   ------------------------------------------   ------------------------------------------
               (Signature)                                  (Signature)                                  (Signature)

          JOHN CLINTON WALTERS                         DONALD CHRISTIAN HUNT                      ERNEST MALCOLM MCNEILL, JR.
            1. (Printed Name)                            2. (Printed Name)                            3. (Printed Name)

           President, CEO & COB                               Secretary                          SVP & Chief Accounting Officer
                 (Title)                                      (Title)                                      (Title)

Subscribed and sworn to before me    a. Is this an original filing?                     Yes |X| No |_|

This 28th day of April 2009          b. If no:   1. State the amendment number _______________________________
[Illegible]                                      2. Date filed                 _______________________________
-----------------------------------              3. Number of pages attached   _______________________________
My Commission Expires 2/28/2012

                                     ASSETS

                                                                                           CURRENT STATEMENT DATE
                                                                        ------------------------------------------------------------
                                                                              1              2             3                4
                                                                                                      NET ADMITTED     DECEMBER 31
                                                                                        NONADMITTED      ASSETS      PRIOR YEAR NET
                                                                            ASSETS         ASSETS     (COLS. 1 - 2)  ADMITTED ASSETS
                                                                        --------------  -----------  --------------  ---------------
1.    Bonds                                                              8,700,622,271                8,700,622,271    8,371,683,455
2.    Stocks:
      2.1 Preferred stocks                                                  73,528,956                   73,528,956      255,361,968
      2.2 Common stocks                                                     11,360,725                   11,360,725       11,520,161
3. Mortgage loans on real estate:
      3.1 First liens                                                      575,364,439                  575,364,439      578,552,850
      3.2 Other than first liens                                            32,669,672                   32,669,672       32,818,581
4. Real estate:
      4.1 Properties occupied by the company (less $ 0 encumbrances)        28,239,879                   28,239,879       27,284,717
      4.2 Properties held for the production of income (less $0
          encumbrances)                                                                                           0
      4.3 Properties held for sale (less $ 0 encumbrances)                                                        0
5.    Cash ($69,151,190), cash equivalents ($1,775,000)
      and short-term investments ($ 2,787,210,524)                       2,858,136,714                2,858,136,714    2,326,153,004
6.    Contract loans (including $ 0 premium notes)                         348,303,434                  348,303,434      354,919,732
7.    Other invested assets                                                 10,550,032                   10,550,032       10,488,653
8.    Receivables for securities                                           389,203,725                  389,203,725      226,506,600
9.    Aggregate write-ins for invested assets                            1,556,431,264            0   1,556,431,264    1,791,892,868
                                                                        ------------------------------------------------------------
10.   Subtotals, cash and invested assets (Lines 1 to 9)                14,584,411,111            0  14,584,411,111   13,987,182,589
11.   Title plants less $ 0 charged off (for Title insurers only)                                                 0
12.   Investment income due and accrued                                    105,375,365                  105,375,365       85,916,570
13.   Premiums and considerations:
      13.1 Uncollected premiums and agents' balances in the course of
           collection                                                       17,243,853                   17,243,853       19,384,051
      13.2 Deferred premiums, agents' balances and installments booked but deferred and not yet due (including $0 earned but
           unbilled premiums)                                               44,974,307   15,905,747      29,068,560       29,547,113
      13.3 Accrued retrospective premiums                                                                         0
14. Reinsurance:
      14.1 Amounts recoverable from reinsurers                              47,585,690                   47,585,690       69,081,834
      14.2 Funds held by or deposited with reinsured companies                                                    0
      14.3 Other amounts receivable under reinsurance contracts             72,265,407                   72,265,407       91,846,715
15.   Amounts receivable relating to uninsured plans                                                              0
16.1  Current federal and foreign income tax recoverable and interest
      thereon                                                               28,853,873                   28,853,873      174,110,370
16.2  Net deferred tax asset                                               703,901,036  522,943,887     180,957,149       68,672,999
17.   Guaranty funds receivable or on deposit                                3,519,088                    3,519,088        3,493,310
18.   Electronic data processing equipment and software                                                           0
19.   Furniture and equipment, including health care delivery assets
      ($0)                                                                                                        0
20.   Net adjustment in assets and liabilities due to foreign exchange
      rates                                                                                                       0
21.   Receivables from parent, subsidiaries and affiliates                   8,725,785                    8,725,785       10,222,853
22.   Health care ($0) and other amounts receivable                          6,190,469    6,190,469               0
23.   Aggregate write-ins for other than invested assets                   170,079,668  (65,561,472)    235,641,140      369,937,855
                                                                        ------------------------------------------------------------
24.   Total assets excluding Separate Accounts, Segregated Accounts
      and Protected Cell Accounts (Lines 10 through 23)                 15,793,125,652  479,478,631  15,313,647,021   14,909,396,259
25.   From Separate Accounts, Segregated Accounts and Protected Cell
      Accounts                                                          46,238,347,853               46,238,347,853   50,551,150,119
26.   Total (Lines 24 and 25)                                           62,031,473,505  479,478,631  61,551,994,874   65,460,546,378

                        DETAILS OF WRITE-INS

0901. Derivative Instruments                                             1,556,431,264                1,556,431,264    1,791,892,868
0902.                                                                                                             0
0903.                                                                                                             0
0998. Summary of remaining write-ins for Line 9 from overflow page                   0            0               0                0
0999. Totals (Lines 0901 thru 0903 plus 0998) (Line 9 above)             1,556,431,264            0   1,556,431,264    1,791,892,868
                                                                        ------------------------------------------------------------
2301. Disbursements And Items Not Allocated                                145,162,566                  145,162,566       70,323,930
2302. Permitted Practice - DTA                                                          (90,478,574)     90,478,574      299,613,925
2303. Other Assets Non-admitted                                                 54,393       54,393               0
2398. Summary of remaining write-ins for Line 23 from overflow page         24,862,709   24,862,709               0                0
2399. Totals (Lines 2301 thru 2303 plus 2398) (Line 23 above)              170,079,668  (65,561,472)    235,641,140      369,937,855


                                      Q02

                      LIABILITIES, SURPLUS AND OTHER FUNDS

                                                                                                            1              2
                                                                                                         CURRENT      DECEMBER 31
                                                                                                     STATEMENT DATE    PRIOR YEAR
                                                                                                     --------------  --------------
1.    Aggregate reserve for life contracts $11,244,884,283 less $0
         included in Line 6.3 (including $0 Modco Reserve)                                           11,244,884,283  10,792,355,216
2.    Aggregate reserve for accident and health contracts (including $0 Modco Reserve)                    5,397,792       5,394,388
3.    Liability for deposit-type contracts (including $0 Modco Reserve)                                  70,751,473      70,265,707
4.    Contract claims:
      4.1  Life                                                                                          41,072,850      33,700,451
      4.2  Accident and health                                                                              165,215         136,012
5.    Policyholders' dividends $0 and coupons $0 due and unpaid
6.    Provision for policyholders' dividends and coupons payable in following calendar year -
         estimated amounts:
      6.1  Dividends apportioned for payment (including $0 Modco)                                         1,347,531       1,406,729
      6.2  Dividends not yet apportioned (including $0 Modco)                                                   814             855
      6.3  Coupons and similar benefits (including $0 Modco)
7.    Amount provisionally held for deferred dividend policies not included in Line 6
8.    Premiums and annuity considerations for life and accident and health contracts received
         in advance less $0 discount; including $0 accident and health premiums                             862,886       1,016,529
9.    Contract liabilities not included elsewhere:
      9.1  Surrender values on canceled contracts
      9.2  Provision for experience rating refunds, including $0 accident and health experience
              rating refunds                                                                              4,464,417      4,977,920
      9.3  Other amounts payable on reinsurance, including $0 assumed and $15,583,749 ceded              15,583,749      15,998,017
      9.4  Interest Maintenance Reserve
10.   Commissions to agents due or accrued - life and annuity contracts $43,576,558, accident and
         health $0 and deposit-type contract funds $8,429,361                                            52,005,919      56,208,822
11.   Commissions and expense allowances payable on reinsurance assumed
12.   General expenses due or accrued                                                                    32,659,244      47,722,869
13.   Transfers to Separate Accounts due or accrued (net) (including $(1,347,663,890) accrued
         for expense allowances recognized in reserves, net of reinsured allowances)                 (1,476,731,471) (1,642,086,342)
14.   Taxes, licenses and fees due or accrued, excluding federal income taxes                             7,960,580       9,647,525
15.1  Current federal and foreign income taxes, including $0 on realized capital gains (losses)
15.2  Net deferred tax liability
16.   Unearned investment income                                                                          3,188,394       3,304,252
17.   Amounts withheld or retained by company as agent or trustee                                         1,643,087       1,866,332
18.   Amounts held for agents' account, including $858,653 agents' credit balances                          858,653       1,327,925
19.   Remittances and items not allocated                                                                94,969,988     145,871,785
20.   Net adjustment in assets and liabilities due to foreign exchange rates
21.   Liability for benefits for employees and agents if not included above
22.   Borrowed money $0 and interest thereon $0
23.   Dividends to stockholders declared and unpaid
24.   Miscellaneous liabilities:
      24.1 Asset valuation reserve                                                                        6,596,740       6,003,772
      24.2 Reinsurance in unauthorized companies                                                             10,330          10,330
      24.3 Funds held under reinsurance treaties with unauthorized reinsurers                         1,091,338,424   1,013,638,930
      24.4 Payable to parent, subsidiaries and affiliates                                                49,515,455      39,493,081
      24.5 Drafts outstanding                                                                           137,674,429     135,928,955
      24.6 Liability for amounts held under uninsured plans
      24.7 Funds held under coinsurance
      24.8 Payable for securities                                                                       355,160,966      27,723,614
      24.9 Capital notes $0 and interest thereon $0
25.   Aggregate write-ins for liabilities                                                             1,272,876,946   1,959,624,176
                                                                                                     --------------  --------------
26.   Total liabilities excluding Separate Accounts business (Lines 1 to 25)                         13,014,258,694  12,731,537,849
                                                                                                     --------------  --------------
27.   From Separate Accounts statement                                                               46,238,347,853  50,551,150,119
                                                                                                     --------------  --------------
28.   Total liabilities (Lines 26 and 27)                                                            59,252,606,547  63,282,687,968
                                                                                                     --------------  --------------
29.   Common capital stock                                                                                2,500,000       2,500,000
30.   Preferred capital stock
31.   Aggregate write-ins for other than special surplus funds                                          286,562,553     497,354,084
32.   Surplus notes
33.   Gross paid in and contributed surplus                                                           2,179,883,491   1,692,530,362
34.   Aggregate write-ins for special surplus funds                                                               0               0
35.   Unassigned funds (surplus)                                                                       (169,557,718)    (14,526,035)
36.   Less treasury stock, at cost:
      36.1 0.000 shares common (value included in Line 29 $0)
      36.2 0.000 shares preferred (value included in Line 30 $0)
37.   Surplus (Total Lines 31 + 32 + 33 + 34 + 35 - 36) (including $0 in Separate Accounts
         Statement)                                                                                   2,296,888,326   2,175,358,411
                                                                                                     --------------  --------------
38.   Totals of Lines 29, 30 and 37                                                                   2,299,388,327   2,177,858,411
                                                                                                     --------------  --------------
39.   Totals of Lines 28 and 38                                                                      61,551,994,874  65,460,546,378
                                                                                                     ==============  ==============
                                        DETAILS OF WRITE-INS
2501. Collateral on Derivatives                                                                       1,156,137,929   1,682,427,970
2502. Securities Lending Collateral                                                                      73,823,548     215,494,633
2503. Derivative Investments                                                                                927,870      27,057,908
2598. Summary of remaining write-ins for Line 25 from overflow page                                      41,987,599      34,643,665
2599. Totals (Lines 2501 thru 2503 plus 2598) (Line 25 above)                                         1,272,876,946   1,959,624,176
3101. Gain on Inforce Reinsurance                                                                       196,083,979     197,740,159
3102. Permitted practice DTA                                                                             90,478,574     299,613,925
3103.
3198. Summary of remaining write-ins for Line 31 from overflow page                                               0               0
3199. Totals (Lines 3101 thru 3103 plus 3198) (Line 31 above)                                           286,562,553     497,354,084
3401.
3402.
3403.
3498. Summary of remaining write-ins for Line 34 from overflow page                                               0               0
3499. Totals (Lines 3401 thru 3403 plus 3498) (Line 34 above)                                                     0               0


                                       Q03

                              SUMMARY OF OPERATIONS
                 (EXCLUDING UNREALIZED CAPITAL GAINS AND LOSSES)

                                                                                         1              2              3
                                                                                      CURRENT         PRIOR     PRIOR YEAR ENDED
                                                                                   YEAR TO DATE   YEAR TO DATE     DECEMBER 31
                                                                                  -------------  -------------  ----------------
1.      Premiums and annuity considerations for life and accident and health
           contracts                                                                848,026,936  2,156,944,221     9,352,507,146
2.      Considerations for supplementary contracts with life contingencies               65,216              8            78,236
3.      Net investment income                                                       115,478,145     89,334,697       376,034,010
4.      Amortization of Interest Maintenance Reserve (IMR)                              487,365       (142,303)         (484,358)
5.      Separate Accounts net gain from operations excluding unrealized gains or losses
6.      Commissions and expense allowances on reinsurance ceded                      45,889,753     49,426,364       229,723,440
7.      Reserve adjustments on reinsurance ceded                                     (3,167,746)    (5,410,969)      (18,160,804)
8.      Miscellaneous Income:
        8.1 Income from fees associated with investment management,
               administration and contract guarantees from Separate Accounts        259,201,295    370,225,378     1,363,867,995
        8.2 Charges and fees for deposit-type contracts
        8.3 Aggregate write-ins for miscellaneous income                             47,426,022    104,228,745       310,502,821
                                                                                  -------------  -------------    --------------
9.      Totals (Lines 1 to 8.3)                                                   1,313,406,986  2,764,606,141    11,614,068,486
                                                                                  -------------  -------------    --------------
10.     Death benefits                                                               90,926,425     79,917,338       332,285,784
11.     Matured endowments (excluding guaranteed annual pure endowments)                 47,751         98,442           488,258
12.     Annuity benefits                                                             19,122,096     21,349,267       316,594,968
13.     Disability benefits and benefits under accident and health contracts          1,360,766      1,425,099         5,429,577
14.     Coupons, guaranteed annual pure endowments and similar benefits                      72             72               112
15.     Surrender benefits and withdrawals for life contracts                     1,907,409,861  2,668,966,836     9,965,052,593
16.     Group conversions
17.     Interest and adjustments on contract or deposit-type contract funds           1,563,581      2,787,846        15,797,103
18.     Payments on supplementary contracts with life contingencies                     841,936        796,876         3,262,919
19.     Increase in aggregate reserves for life and accident and health
           contracts                                                                482,074,887    251,073,982     4,809,455,973
                                                                                  -------------  -------------    --------------
20.     Totals (Lines 10 to 19)                                                   2,503,347,375  3,026,415,758    15,448,367,287
21.     Commissions on premiums, annuity considerations and deposit-type
           contract funds (direct business only)                                    126,128,887    223,530,550       821,540,041
22.     Commissions and expense allowances on reinsurance assumed                     2,143,239      3,792,212        13,310,322
23.     General insurance expenses                                                   95,352,480    111,939,104       448,657,076
24.     Insurance taxes, licenses and fees, excluding federal income taxes            9,582,431     11,330,546        43,032,521
25.     Increase in loading on deferred and uncollected premiums                     (2,398,414)       353,644        (5,412,378)
26.     Net transfers to or (from) Separate Accounts net of reinsurance            (813,515,467)  (450,080,961)   (1,671,680,758)
27.     Aggregate write-ins for deductions                                          (46,142,044)   (80,795,306)     (295,289,105)
                                                                                  -------------  -------------    --------------
28.     Totals (Lines 20 to 27)                                                   1,874,498,487  2,846,485,547    14,802,525,006
                                                                                  -------------  -------------    --------------
29.     Net gain from operations before dividends to policyholders and federal
           income taxes (Line 9 minus Line 28)                                     (561,091,501)   (81,879,406)   (3,188,456,520)
30.     Dividends to policyholders                                                      288,149        544,413         1,555,063
                                                                                  -------------  -------------    --------------
31.     Net gain from operations after dividends to policyholders and before
           federal income taxes (Line 29 minus Line 30)                            (561,379,649)   (82,423,819)   (3,190,011,583)
32.     Federal and foreign income taxes incurred (excluding tax on capital
           gains)                                                                   (11,298,089)   (35,309,241)     (245,744,939)
                                                                                  -------------  -------------    --------------
33.     Net gain from operations after dividends to policyholders and federal income taxes and before realized capital gains or (losses)
           (Line 31 minus Line 32)                                                 (550,081,560)   (47,114,578)   (2,944,266,644)
34.     Net realized capital gains (losses) (excluding gains (losses)
           transferred to the IMR) less capital gains tax of $(1,007,713)
           (excluding taxes of $4,940,832 transferred to the IMR)                   495,627,693     27,812,661       961,161,644
                                                                                  -------------  -------------    --------------
35.     Net income (Line 33 plus Line 34)                                           (54,453,867)   (19,301,917)   (1,983,105,000)
                                                                                  -------------  -------------    --------------
        CAPITAL AND SURPLUS ACCOUNT
36.     Capital and surplus, December 31, prior year                              2,177,858,411  2,556,587,807     2,556,587,807
37.     Net income (Line 35)                                                        (54,453,867)   (19,301,917)   (1,983,105,000)
38.     Change in net unrealized capital gains (losses) less capital gains tax
           of $76,894,207                                                          (152,185,578)    83,740,418       731,680,206
39.     Change in net unrealized foreign exchange capital gain (loss)                31,094,350     (6,512,995)      (34,794,203)
40.     Change in net deferred income tax                                            21,152,432      5,012,719       669,251,250
41.     Change in nonadmitted assets                                                    (46,051)   223,706,346      (182,691,362)
42.     Change in liability for reinsurance in unauthorized companies                                                    558,760
43.     Change in reserve on account of change in valuation basis, (increase) or
           decrease                                                                                                   23,935,154
44.     Change in asset valuation reserve                                              (592,968)    (1,655,248)       40,850,768
45.     Change in treasury stock
46.     Surplus (contributed to) withdrawn from Separate Accounts during period
47.     Other changes in surplus in Separate Accounts Statement
48.     Change in surplus notes
49.     Cumulative effect of changes in accounting principles
50.     Capital changes:
        50.1 Paid in
        50.2 Transferred from surplus (Stock Dividend)
        50.3 Transferred to surplus
51.     Surplus adjustment:
        51.1 Paid in                                                                487,353,129      1,361,339       208,661,159
        51.2 Transferred to capital (Stock Dividend)
        51.3 Transferred from capital
        51.4 Change in surplus as a result of reinsurance
52.     Dividends to stockholders                                                                  (66,000,000)     (156,000,000)
53.     Aggregate write-ins for gains and losses in surplus                        (210,791,531)             0       302,923,872
                                                                                  -------------  -------------    --------------
54.     Net change in capital and surplus (Lines 37 through 53)                     121,529,916    220,350,662     (378,729,396)
                                                                                  -------------  -------------    --------------
55.     Capital and surplus as of statement date (Lines 36 + 54)                  2,299,388,327  2,776,938,469     2,177,858,411
                                                                                  =============  =============    ==============
                              DETAILS OF WRITE-INS
08.301. Other Investment Management Fees                                             21,732,019     42,730,325       130,208,911
08.302. Separate Account Loads                                                       21,894,770     35,993,646       107,963,200
08.303. Miscellaneous Income                                                          3,799,233     25,504,774        72,330,710
08.398. Summary of remaining write-ins for Line 8.3 from overflow page                        0              0                 0
08.399. Totals (Lines 08.301 thru 08.303 plus 08.398) (Line 8.3 above)               47,426,022    104,228,745       310,502,821
                                                                                  -------------  -------------    --------------
2701.   MODCO Reserve Adjustment on Reinsurance Assumed                             (60,572,680)    16,458,750      (339,633,625)
2702.   Miscellaneous Deductions                                                     14,944,139         87,126        43,926,598
2703.   Change in Provision for Experience-Rated Refunds                               (513,503)   (97,341,182)          417,922
2798.   Summary of remaining write-ins for Line 27 from overflow page                         0              0                 0
2799.   Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)                     (46,142,044)   (80,795,306)     (295,289,105)
                                                                                  -------------  -------------    --------------
5301.   Permitted practice DTA                                                     (209,135,351)                     299,613,925
5302.   Gain on Inforce Reinsurance                                                  (1,656,180)                       3,309,947
5303.
5398.   Summary of remaining write-ins for Line 53 from overflow page                         0              0                 0
5399.   Totals (Lines 5301 thru 5303 plus 5398) (Line 53 above)                    (210,791,531)             0       302,923,872


                                       Q04

                                    CASH FLOW

                                                                                         1                 2
                                                                                    CURRENT YEAR   PRIOR YEAR ENDED
                                                                                       TO DATE        DECEMBER 31
                                                                                   -------------   ----------------
                                CASH FROM OPERATIONS

1.  Premiums collected net of reinsurance                                            850,043,757     9,351,978,269
2.  Net investment income                                                            109,077,766       408,198,730
3.  Miscellaneous income                                                             349,349,324     1,885,933,452
                                                                                   -------------    --------------
4.  Total (Lines 1 through 3)                                                      1,308,470,847    11,646,110,451
5.  Benefit and loss related payments                                              1,973,207,702    10,733,727,427
6.  Net transfers to Separate Accounts, Segregated Accounts and
    Protected Cell Accounts                                                         (978,870,338)   (2,500,961,899)
7.  Commissions, expenses paid and aggregate write-ins for deductions              1,108,978,975    (1,468,784,326)
8.  Dividends paid to policyholders                                                      347,388         2,304,771
9.  Federal and foreign income taxes paid (recovered) net of $0 tax on capital
    gains (losses)                                                                  (152,621,467)      (96,262,978)
                                                                                   -------------    --------------
10. Total (Lines 5 through 9)                                                      1,951,042,260     6,670,022,995
11. Net cash from operations (Line 4 minus
    Line 10)                                                                        (642,571,413)    4,976,087,456

                              CASH FROM INVESTMENTS

12. Proceeds from investments sold, matured or repaid:
    12.1 Bonds                                                                     5,321,093,242       779,817,535
    12.2 Stocks                                                                                         38,675,892
    12.3 Mortgage loans                                                                3,423,779        17,014,335
    12.4 Real estate
    12.5 Other invested assets                                                                             116,431
    12.6 Net gains or (losses) on cash, cash equivalents and
         short-term investments
    12.7 Miscellaneous proceeds                                                    1,078,960,146       987,246,991
                                                                                   -------------    --------------
    12.8 Total investment proceeds
         (Lines 12.1 to 12.7)                                                      6,403,477,167     1,822,871,183

13. Cost of investments acquired (long-term only):
    13.1 Bonds                                                                     5,541,827,616     3,706,707,675
    13.2 Stocks                                                                           29,767        19,943,302
    13.3 Mortgage loans                                                                   69,905       278,706,286
    13.4 Real estate
    13.5 Other invested assets                                                           438,130         2,096,528
    13.6 Miscellaneous applications                                                  162,697,125     1,527,650,914
                                                                                   -------------    --------------
    13.7 Total investments acquired
         (Lines 13.1 to 13.6)                                                      5,705,062,543     5,535,104,704
                                                                                   -------------    --------------

14. Net increase (decrease) in contract loans and premium notes                       (6,616,298)       11,146,529

15. Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)                705,030,922    (3,723,380,050)

                 CASH FROM FINANCING AND MISCELLANEOUS SOURCES

16. Cash provided (applied):
    16.1 Surplus notes, capital notes
    16.2 Capital and paid in surplus, less treasury stock                            487,353,129       204,846,049
    16.3 Borrowed funds
    16.4 Net deposits on deposit-type contracts and other insurance liabilities                         (3,470,587)
    16.5 Dividends to stockholders                                                                     156,000,000
    16.6 Other cash provided (applied)                                               (17,828,929)      462,787,191
                                                                                   -------------    --------------
17. Net cash from financing and miscellaneous sources (Lines 16.1 through
    16.4 minus Line 16.5 plus Line 16.6)                                             469,524,200       508,162,653
                                                                                   -------------    --------------

      RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

18. Net change in cash, cash equivalents and short-term investments
    (Line 11 plus Line 15 plus Line 17)                                              531,983,710     1,760,870,059

19. Cash, cash equivalents and short-term investments:
    19.1 Beginning of year                                                         2,326,153,004       565,282,946
    19.2 End of period (Line 18 plus Line 19.1)                                    2,858,136,714     2,326,153,004

Note: Supplemental disclosures of cash flow information for non-cash transactions:

20.0001


                                       Q05

                                    EXHIBIT 1
                   DIRECT PREMIUMS AND DEPOSIT-TYPE CONTRACTS

                                                                           1                2                3
                                                                      CURRENT YEAR     PRIOR YEAR        PRIOR YEAR
                                                                        TO DATE          TO DATE     ENDED DECEMBER 31
                                                                      ------------   -------------   -----------------
1.    Industrial life
2.    Ordinary life insurance                                          320,377,734     377,511,122     1,546,934,521
3.    Ordinary individual annuities                                    631,350,915   1,910,529,270     6,312,931,770
4.    Credit life (group and individual)
5.    Group life insurance                                                 190,070         205,347           726,004
6.    Group annuities 11,300
7.    A&H - group
8.    A&H - credit (group and individual)
9.    A&H - other                                                          251,858         278,044         1,050,535
10.   Aggregate of all other lines of business                                   0               0                 0
                                                                       -----------   -------------     -------------
11.   Subtotal                                                         952,170,577   2,288,523,783     7,861,654,130
12.   Deposit-type contracts
                                                                       -----------   -------------     -------------
13.   Total                                                            952,170,577   2,288,523,783     7,861,654,130
                                                                       ===========   =============     =============

                              DETAILS OF WRITE-INS
1001.
1002.
1003.
1098. Summary of remaining write-ins for Line 10 from overflow page              0               0                 0
1099. Total (Lines 1001 thru 1003 plus 1098) (Line 10 above)                     0               0                 0


                                       Q06

Statement as of March 31, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

     The Company has also received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes for the year ended December 31, 2008 through September 30, 2009. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus have triggered a regulatory event.

     The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                   MARCH 31,       DECEMBER 31,
                                                     2009             2008
                                                --------------   ---------------
Net Loss, State of Connecticut basis            $  (54,453,867)  $(1,983,105,000
State permitted practice:
Reserve Credit                                  $  (51,482,863)  $  (142,388,066)
                                                --------------   ---------------
Net income, NAIC SAP:                           $ (105,936,730)  $(2,125,493,066)
                                                ==============   ===============
Statutory surplus, State of Connecticut basis   $2,299,388,327   $ 2,177,858,411)
State permitted practice:
Reserve Credit                                  $ (442,053,401)  $  (390,570,538)
Deferred income taxes (as described above)      $  (90,478,574)  $  (299,613,925)
                                                --------------   ---------------
Statutory surplus, NAIC SAP:                    $1,766,856,352   $ 1,487,673,948
                                                ==============   ===============

NOTE 2 - ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

     No significant change.

NOTE 3 - BUSINESS COMBINATIONS AND GOODWILL

     No significant change.

NOTE 4 - DISCONTINUED OPERATIONS

         No significant change.

NOTE 5 - INVESTMENTS

     No significant change.

NOTE 6 - JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

     No significant change.

NOTE 7 - INVESTMENT INCOME

     No significant change.


                                       Q07

NOTE 8 - DERIVATIVE INSTRUMENTS

     No significant change.

NOTE 9 - INCOME TAXES

     No significant change.

NOTE 10 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND OTHER RELATED PARTIES

     No significant change.

NOTE 11 - DEBT

     No significant change.

NOTE 12 - RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT BENEFIT PLANS

     No significant change.

NOTE 13 - CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS

          No significant change.

NOTE 14 - CONTINGENCIES

     No significant change.

NOTE 15 - LEASES

     No significant change.

NOTE 16 - INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

          No significant change.

NOTE 17 - SALE, TRANSFER AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

C. The Company had no wash sales.

NOTE 18 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED PLANS AND THE UNINSURED PORTION OF PARTIALLY INSURED PLANS

     No significant change.

NOTE 19 - DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     No significant change.

NOTE 20 - OTHER ITEMS

     No significant change.

NOTE 21 - EVENTS SUBSEQUENT

     No significant change.

NOTE 22 - REINSURANCE

     No significant change.


                                      Q07.1

NOTE 23 - RETROSPECTIVELY RATED CONTRACTS & CONTRACTS SUBJECT TO REDETERMINATION

     No significant change.

NOTE 24 - CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

     The Company has no change to incurred losses or loss adjustment expenses.

NOTE 25 - INTERCOMPANY POOLING ARRANGEMENTS

     No significant change.

NOTE 26 - STRUCTURED SETTLEMENTS

     No significant change.

NOTE 27 - HEALTH CARE RECEIVABLES

     No significant change.

NOTE 28 - PARTICIPATING POLICIES

     No significant change.

NOTE 29 - PREMIUM DEFICIENCY RESERVES

     No significant change.

NOTE 30 - RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

     No significant change.

NOTE 31 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     No significant change.

NOTE 32 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     No significant change.

NOTE 33 - SEPARATE ACCOUNTS

     No significant change.

NOTE 34 - LOSS/CLAIM ADJUSTMENT EXPENSES

     No significant change.


                                      Q07.2

                             GENERAL INTERROGATORIES

    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                         PART 1 - COMMON INTERROGATORIES

                                     GENERAL

1.1  Did the reporting entity experience any material transactions requiring the filing of Disclosure of Material Transactions with the State of Domicile,
     as required by the Model Act?                                                         Yes |_| No |X|

1.2  If yes, has the report been filed with the domiciliary state?                         Yes |_| No |_|

2.1  Has any change been made during the year of this statement in the charter, by-laws, articles of incorporation, or deed of settlement of the reporting
     entity?                                                                               Yes |_| No |X|

2.2  If yes, date of change:                                                       ______________________

3.   Have there been any substantial changes in the organizational chart since
     the prior quarter end?                                                                Yes |_| No |X|

     If yes, complete the Schedule Y-Part 1 - Organizational chart.

4.1  Has the reporting entity been a party to a merger or consolidation during
     the period covered by this statement?                                                 Yes |_| No |X|

4.2  If yes, provide name of entity, NAIC Company Code, and state of domicile
     (use two letter state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

                   1               2            3
                                 NAIC       STATE OF
            NAME OF ENTITY   COMPANY CODE   DOMICILE
            --------------   ------------   --------

5.   If the reporting entity is subject to a management agreement, including third-party administrator(s), managing general agent(s), attorney-in-fact, or similar agreement, have there been any significant changes regarding the
     terms of the agreement or principals involved?                                Yes |_| No |X| N/A |_|

     If yes, attach an explanation.
            ____________________________________________________________________
            ____________________________________________________________________

6.1  State as of what date the latest financial examination of the reporting
     entity was made or is being made.                                                         12/31/2007

6.2  State the as of date that the latest financial examination report became available from either the state of domicile or the reporting entity. This date should be the date of the examined balance sheet and not the date the
     report was completed or released.                                                         12/31/2002

6.3  State as of what date the latest financial examination report became available to other states or the public from either the state of domicile or the reporting entity. This is the release date or completion date of the
     examination report and not the date of the examination (balance                            1/16/2004
     sheet date).

6.4  By what department or departments?

            Connecticut State Insurance Department
            ____________________________________________________________________

6.5  Have all financial statement adjustments within the latest financial examination report been accounted for in a subsequent financial statement
     filed with Departments?                                                       Yes |_| No |_| N/A |X|

6.6  Have all of the recommendations within the latest financial examination
     report been complied with?                                                    Yes |X| No |_| N/A |_|

7.1  Has this reporting entity had any Certificates of Authority, licenses or registrations (including corporate registration, if applicable) suspended
     or revoked by any governmental entity during the reporting period?                    Yes |_| No |X|

7.2  If yes, give full information:
            ____________________________________________________________________
            ____________________________________________________________________

8.1  Is the company a subsidiary of a bank holding company regulated by the
     Federal Reserve Board?                                                                Yes |_| No |X|

8.2  If response to 8.1 is yes, please identify the name of the bank holding company.
            ____________________________________________________________________
            ____________________________________________________________________

8.3  Is the company affiliated with one or more banks, thrifts or securities
     firms?                                                                                Yes |X| No |_|

8.4  If the response to 8.3 is yes, please provide below the names and location
     (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the Federal Reserve Board (FRB), the Office of the Comptroller of the Currency (OCC), the Office of Thrift
     Supervision (OTS), the Federal Deposit Insurance Corporation (FDIC) and the
     Securities Exchange Commission (SEC)] and identify the affiliate's primary federal regulator].

                               1                                2             3    4    5    6     7
                         AFFILIATE NAME              LOCATION (CITY, STATE)  FRB  OCC  OTS  FDIC  SEC
            ---------------------------------------  ----------------------  ---  ---  ---  ----  ---
            Hartford Equity Sales Company, Inc.      Simsbury, CT                                 YES
            Hartford Securities Distribution         Simsbury, CT                                 YES
            Hartford Investment Financial Services,  Simsbury, CT                                 YES
            Planco Financial Services, Inc.          Wayne, PA                                    YES
            Woodbury Financial Services, Inc.        Woodbury, MN                                 YES

9.1  Are the senior officers (principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) of the reporting entity subject to a code of ethics,
     which includes the following standards?                                               Yes |X| No |_|

     (a) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (b) Full, fair, accurate, timely and understandable disclosure in the periodic reports required to be filed by the reporting entity;

     (c)  Compliance with applicable governmental laws, rules and regulations;

     (d) The prompt internal reporting of violations to an appropriate person or persons identified in the code; and

     (e)  Accountability for adherence to the code.

9.11 If the response to 9.1 is No, please explain:
            ____________________________________________________________________
            ____________________________________________________________________

9.2  Has the code of ethics for senior managers been amended?                              Yes |_| No |X|


                                       Q08

                             GENERAL INTERROGATORIES

    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                         PART 1 - COMMON INTERROGATORIES

9.21 If the response to 9.2 is Yes, provide information related to amendment(s).
            ____________________________________________________________________
            ____________________________________________________________________

9.3  Have any provisions of the code of ethics been waived for any of the
     specified officers?                                                                   Yes |_| No |X|

9.31 If the response to 9.3 is Yes, provide the nature of any waiver(s).
            ____________________________________________________________________
            ____________________________________________________________________

                                    FINANCIAL

10.1 Does the reporting entity report any amounts due from parent, subsidiaries
     or affiliates on Page 2 of this statement?                                            Yes |X| No |_|

10.2 If yes, indicate any amounts receivable from parent included in the Page 2
     amount:                                                                                   $8,653,480

                                   INVESTMENT

11.1 Were any of the stocks, bonds, or other assets of the reporting entity loaned, placed under option agreement, or otherwise made available for use by another person? (Exclude securities under securities lending
     agreements.)                                                                          Yes |X| No |_|

11.2 If yes, give full and complete information relating thereto:

            $432,260,361 representing ninehighly rated bonds pledged as collateral for derivative activities.
            ____________________________________________________________________

12.  Amount of real estate and mortgages held in other invested assets in
     Schedule BA:                                                                                      $0

13.  Amount of real estate and mortgages held in short-term investments:                               $0

14.1 Does the reporting entity have any investments in parent, subsidiaries and
     affiliates?                                                                           Yes |X| No |_|

14.2 If yes, please complete the following:                                1               2
                                                                    PRIOR YEAR-END  CURRENT QUARTER
                                                                     BOOK/ADJUSTED   BOOK/ADJUSTED
                                                                    CARRYING VALUE   CARRYING VALUE
                                                                    --------------  ---------------

     14.21 Bonds                                                      $        0       $_________
     14.22 Preferred Stock                                            $        0       $_________
     14.23 Common Stock                                               $6,488,643       $6,617,565
     14.24 Short-Term Investments                                     $        0       $_________
     14.25 Mortgage Loans on Real Estate                              $        0       $_________
     14.26 All Other                                                  $        0       $_________
     14.27 Total Investment in Parent, Subsidiaries and Affiliates    $6,488,643       $6,617,565
           (Subtotal Lines 14.21 to 14.26)
     14.28 Total Investment in Parent included in Lines 14.21 to
           14.26 above                                                $_________       $_________

15.1 Has the reporting entity entered into any hedging transactions reported on
     Schedule DB?                                                                          Yes |X| No |_|

15.2 If yes, has a comprehensive description of the hedging program been made
     available to the domiciliary state?                                                   Yes |X| No |_|

     If no, attach a description with this statement.

16.  Excluding items in Schedule E-Part 3-Special Deposits, real estate, mortgage loans and investments held physically in the reporting entity's offices, vaults or safety deposit boxes, were all stocks, bonds and other securities, owned throughout the current year held pursuant to a custodial agreement with a qualified bank or trust company in accordance with Section
     3, III. Conducting Examinations, F-Custodial or Safekeeping Agreements of
     the NAIC Financial Condition Examiners Handbook?                                      Yes |X| No |_|

     16.1 For all agreements that comply with the requirements of the NAIC
          Financial Condition Examiners Handbook, complete the following:

                       1                                       2
             NAME OF CUSTODIAN(S)                      CUSTODIAN ADDRESS
          --------------------------   ------------------------------------------------
          JP Morgan Chase Bank, N.A.   4 New York Plaza, 15th Floor, New York, NY 10004
          The Bank of New York         101 Barclay St., 8 West, New York, NY 10286
          The Bank of New York         32 Old Slip, 15th Floor, New York, NY 10286

     16.2 For all agreements that do not comply with the requirements of the NAIC Financial Condition Examiners Handbook, provide the name, location and a complete explanation.

             1           2                   3
          NAME(S)   LOCATION(S)   COMPLETE EXPLANATION(S)
          -------   -----------   -----------------------

     16.3 Have there been any changes, including name changes, in the
          custodian(s) identified in 16.1 during the current quarter?                      Yes |_| No |X|

     16.4 If yes, give full and complete information relating thereto:

                1               2                3            4
          OLD CUSTODIAN   NEW CUSTODIAN   DATE OF CHANGE   REASON
          -------------   -------------   --------------   ------

     16.5 Identify all investment advisors, broker/dealers or individuals acting on behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity:

                         1                     2         3
          CENTRAL REGISTRATION DEPOSITORY   NAME(S)   ADDRESS
          -------------------------------   -------   -------


                                      Q08.1

                             GENERAL INTERROGATORIES

    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                         PART 1 - COMMON INTERROGATORIES

17.1 Have all the filing requirements of the Purposes and
     Procedures Manual of the NAIC Securities Valuation Office
     been followed?                                             Yes |_|   No |X|

17.2 If no, list exceptions:

     124900C@8 CCL INDUSTRIES INC.


                                      Q08.2

                             PART 2 - LIFE & HEALTH

1. Report the statement value of mortgage loans at the end of this reporting period for the following categories:

                                                                                                      1
                                                                                                    AMOUNT
1.1 Long-term mortgages in good standing
    1.11 Farm mortgages                                                                          $ 66,590,809
    1.12 Residential mortgages                                                                   $
    1.13 Commercial mortgages                                                                    $541,443,301
                                                                                                 ------------
    1.14 Total mortgages in good standing                                                        $608,034,110
1.2 Long-term mortgages in good standing with restructured terms
    1.21 Total mortgages in good standing with restructured terms                                $
1.3 Long-term mortgage loans upon which interest is overdue more than three months
    1.31 Farm mortgages                                                                          $
    1.32 Residential mortgages                                                                   $
    1.33 Commercial mortgages                                                                    $
                                                                                                 ------------
    1.34 Total mortgages with interest overdue more than three months                            $          0
1.4 Long-term mortgage loans in process of foreclosure
    1.41 Farm mortgages                                                                          $
    1.42 Residential mortgages                                                                   $
    1.43 Commercial mortgages                                                                    $
                                                                                                 ------------
    1.44 Total mortgages in process of foreclosure                                               $          0
1.5 Total mortgage loans (Lines 1.14 + 1.21 + 1.34 + 1.44) (Page 2, Column 3, Lines 3.1 + 3.2)   $608,034,110
1.6 Long-term mortgages foreclosed, properties transferred to real estate in current quarter
    1.61 Farm mortgages                                                                          $
    1.62 Residential mortgages                                                                   $
    1.63 Commercial mortgages                                                                    $
                                                                                                 ------------
    1.64 Total mortgages foreclosed and transferred to real estate                               $          0


                                       Q09

                         SCHEDULE S - CEDED REINSURANCE

           Showing All New Reinsurance Treaties - Current Year to Date

   1         2                                                      6             7
 NAIC     FEDERAL       3                                        TYPE OF     IS INSURER
COMPANY     ID      EFFECTIVE           4              5       REINSURANCE   AUTHORIZED?
 CODE     NUMBER      DATE      NAME OF REINSURER   LOCATION      CEDED      (YES OR NO)
----------------------------------------------------------------------------------------


                                      NONE


                                       Q10

Statement as of March 31, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY

                SCHEDULE T - PREMIUMS AND ANNUITY CONSIDERATIONS

           Current Year to Date - Allocated by States and Territories

                                                                                DIRECT BUSINESS ONLY
                                                  ---------------------------------------------------------------------------------
                                                                                   4
                                                                              ACCIDENT AND
                                                                                 HEALTH
                                                        LIFE CONTRACTS          INSURANCE
                                                  --------------------------    PREMIUMS,
                                                       2                        INCLUDING                        6            7
                                              1       LIFE           3           POLICY,          5            TOTAL       DEPOSIT-
                                           ACTIVE  INSURANCE      ANNUITY    MEMBERSHIP AND     OTHER         COLUMNS        TYPE
               STATES, ETC.                STATUS   PREMIUMS  CONSIDERATIONS   OTHER FEES   CONSIDERATIONS  2 THROUGH 5   CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------------
1.    Alabama                           AL L        1,720,675         51,063            836      5,845,877     7,618,451
2.    Alaska                            AK L          433,746                           139        734,142     1,168,026
3.    Arizona                           AZ L        6,849,281         90,925          5,426     11,329,695    18,275,326
4.    Arkansas                          AR L        2,135,879        124,922            590      9,322,057    11,583,448
5.    California                        CA L       36,224,301      1,444,689         29,093     78,972,217   116,670,300
6.    Colorado                          CO L        7,540,512         20,359          1,480      6,661,528    14,223,879
7.    Connecticut                       CT L        6,430,266        156,895             89      8,547,319    15,134,570
8.    Delaware                          DE L        3,212,582         52,781                     1,207,212     4,472,574
9.    District of Columbia              DC L          909,152                                    2,889,661     3,798,812
10.   Florida                           FL L       21,146,584      1,353,560         11,369     44,003,789    66,515,303
11.   Georgia                           GA L        9,381,193        155,243          3,035     13,438,841    22,978,312
12.   Hawaii                            HI L        1,455,152                           503      4,538,096     5,993,751
13.   Idaho                             ID L          927,653                           610      4,167,798     5,096,060
14.   Illinois                          IL L       16,138,784        187,428         12,545     28,325,041    44,663,798
15.   Indiana                           IN L        5,077,308         97,569          5,421      8,754,838    13,935,136
16.   Iowa                              IA L        3,108,257        144,326         13,252      8,368,559    11,634,394
17.   Kansas                            KS L        3,944,942        118,766            842      6,563,733    10,628,283
18.   Kentucky                          KY L        3,017,222         68,964          4,039      5,464,873     8,555,098
19.   Louisiana                         LA L        9,414,922         88,314          3,447     11,989,538    21,496,221
20.   Maine                             ME L          499,508        118,485            349      3,423,553     4,041,895
21.   Maryland                          MD L        7,017,457         22,473            265     21,453,104    28,493,299
22.   Massachusetts                     MA L        6,947,524        444,978            230     13,012,659    20,405,390
23.   Michigan                          MI L        8,206,227        464,468          9,529     15,727,635    24,407,859
24.   Minnesota                         MN L       11,292,760        310,525         20,993     14,071,613    25,695,891
25.   Mississippi                       MS L        2,447,780        114,993          1,331      3,185,706     5,749,810
26.   Missouri                          MO L       10,204,482        186,907          4,061     18,856,049    29,251,498
27.   Montana                           MT L          426,796         76,446            972      1,266,665     1,770,878
28.   Nebraska                          NE L        2,270,810         20,406          3,328      5,876,068     8,170,612
29.   Nevada                            NV L        2,890,983                         2,310      5,716,106     8,609,398
30.   New Hampshire                     NH L        1,166,858         43,360                     2,443,246     3,653,465
31.   New Jersey                        NJ L        7,528,457        120,485             77     14,892,029    22,541,049
32.   New Mexico                        NM L        1,906,183                           981      6,662,560     8,569,723
33.   New York                          NY N        2,523,359                           179        289,675     2,813,213
34.   North Carolina                    NC L       17,601,188      1,436,587         13,031     15,507,146    34,557,952
35.   North Dakota                      ND L        1,360,475                         1,474        682,871     2,044,821
36.   Ohio                              OH L       10,667,907        438,436          5,155     18,888,399    29,999,897
37.   Oklahoma                          OK L        4,608,904        227,533          2,820      6,313,422    11,152,678
38.   Oregon                            OR L        2,867,077        161,298          1,814      9,958,411    12,988,600
39.   Pennsylvania                      PA L       13,658,495        704,604            553     23,847,698    38,211,350
40.   Rhode Island                      RI L        2,739,573                           887      1,229,954     3,970,414
41.   South Carolina                    SC L        3,533,701         26,871            782      9,648,746    13,210,100
42.   South Dakota                      SD L        3,113,514         30,689          2,011        791,265     3,937,479
43.   Tennessee                         TN L        4,984,461        575,539          3,422     14,010,739    19,574,161
44.   Texas                             TX L       25,787,079      1,650,879          4,695     42,023,185    69,465,838
45.   Utah                              UT L        1,141,487          6,738            691      3,447,189     4,596,104
46.   Vermont                           VT L        1,152,544                                    2,099,090     3,251,635
47.   Virginia                          VA L        6,943,419        572,828          1,527     20,764,899    28,282,674
48.   Washington                        WA L        6,811,329        937,281          2,916     19,716,640    27,468,167
49.   West Virginia                     WV L        2,024,820         31,773          1,336      2,993,318     5,051,247
50.   Wisconsin                         WI L        7,326,461        199,605         71,184     23,657,720    31,254,970
51.   Wyoming                           WY L          928,505                           407        921,101     1,850,013
52.   American Samoa                    AS N                                                                           0
53.   Guam                              GU N            2,642                                                      2,642
54.   Puerto Rico                       PR L           59,392                                        1,240        60,632
55.   US Virgin Islands                 VI L            1,711                                       46,000        47,711
56.   Northern Mariana Islands          MP N                                                                           0
57.   Canada                            CN N            1,734                                                      1,734
58.   Aggregate Other Alien             OT XXX      1,066,525              0            155         14,100     1,080,779          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---
59.   Subtotal                             (a)52  322,780,535     13,079,989        252,182    604,564,616   940,677,322          0
90.   Reporting entity contributions
      for employee benefit plans           XXX                                                                                    0
91.   Dividends or refunds applied to
      purchase paid-up additions and
      annuities                            XXX            717            341                                       1,058
92.   Dividends or refunds applied to
      shorten endowment or premium
      paying period                        XXX                                                                         0
93.   Premium or annuity considerations
      waived under disability or other
      contract provisions                  XXX        225,299                                                    225,299
94.   Aggregate other amounts not
      allocable by State                   XXX              0              0              0              0             0          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---
95.   Totals (Direct Business)             XXX    323,006,552     13,080,329        252,182    604,564,616   940,903,679          0
96.   Plus Reinsurance Assumed             XXX     33,689,439     17,255,478                    38,281,138    89,226,055
                                           ------ -----------     ----------        -------    ----------- -------------        ---
97.   Totals (All Business)                XXX    356,695,990     30,335,808        252,182    642,845,754 1,030,129,733          0
98.   Less Reinsurance Ceded               XXX    158,252,852                                   20,922,867   179,175,719
                                           ------ -----------     ----------        -------    ----------- -------------        ---
99.   Totals (All Business) less
      Reinsurance Ceded                    XXX    198,443,138     30,335,808        252,182    621,922,887   850,954,015          0
                                           ====== ===========     ==========        =======    =========== =============        ===

                                                       DETAILS OF WRITE-INS

5801. Other Foreign                        XXX      1,066,525                           155         14,100     1,080,779
5802.                                      XXX                                                                         0
5803.                                      XXX                                                                         0
5898. Summary of remaining write-ins
      for line 58 from overflow page       XXX              0              0              0              0             0          0
5899. Total (Lines 5801 thru 5803 plus
      5898) (Line 58 above)                XXX      1,066,525              0            155         14,100     1,080,779          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---
9401.                                      XXX                                                                         0
9402.                                      XXX                                                                         0
9403.                                      XXX                                                                         0
9498. Summary of remaining write-ins
      for line 94 from overflow page       XXX              0              0              0              0             0          0
9499. Total (Lines 9401 thru 9403 plus
      9498) (Line 94 above)                XXX              0              0              0              0             0          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---

(a)  Insert the number of L responses except for Canada and Other Alien.


                                       Q11

     SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A
                              HOLDING COMPANY GROUP

                          PART 1 - ORGANIZATIONAL CHART

                                      NONE


                                       Q12

Statement as of March 31, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY

               SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing. However, in the event that your company does not transact the type of business for which the special report must be filed, your response of NO to the specific interrogatory will be accepted in lieu of filing a "NONE" report and a bar code will be printed below. If the supplement is required of your company but is not being filed for whatever reason, enter SEE EXPLANATION and provide an explanation following the interrogatory questions.

                                                                        RESPONSE
1.   Will the Trusteed Surplus Statement be filed with the state of
     domicile and the NAIC with this statement?                            NO

2.   Will the Medicare Part D Coverage Supplement be filed with the
     state of domicile and the NAIC with this statement?                   NO

3. Will the Reasonableness of Assumptions Certification required by Actuarial Guideline XXXV be filed with the state of domicile and
     electronically with the NAIC?                                         NO

4.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXV be filed with
     the state of domicile and electronically with the NAIC?               NO

5. Will the Reasonableness of Assumptions Certification for Implied Guaranteed Rate Method required by Actuarial Guideline XXXVI be filed with the state of domicile and electronically with the
     NAIC?                                                                 NO

6.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXVI (Updated
     Average Market Value) be filed with the state of domicile and
     electronically with the NAIC?                                         NO

7.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXVI (Updated
     Market Value) be filed with the state of domicile and
     electronically with the NAIC?                                         NO

EXPLANATIONS:

1.
2.
3.
4.
5.
6.
7.

BAR CODE:

[BAR CODE]
*71153200949000001*

[BAR CODE]
*71153200936500001*

[BAR CODE]
*71153200944500001*

[BAR CODE]
*71153200944600001*

[BAR CODE]
*71153200944700001*

[BAR CODE]
*71153200944800001*

[BAR CODE]
*71153200944900001*


                                       Q13

                           OVERFLOW PAGE FOR WRITE-INS

ADDITIONAL WRITE-INS FOR ASSETS:

                                                             CURRENT STATEMENT DATE
                                                   ----------------------------------------
                                                                                   3                4
                                                                    2         NET ADMITTED     DECEMBER 31,
                                                       1        NONADMITTED       ASSETS       PRIOR YEAR NET
                                                    ASSETS         ASSETS     (COLS. 1 - 2)   ADMITTED ASSETS
                                                   ----------------------------------------------------------
2304. Interest Maintenance Reserve                 24,862,709    24,862,709         0
2397. Summary of remaining write-ins for Line 23   24,862,709    24,862,709         0                0

ADDITIONAL WRITE-INS FOR LIABILITIES:

                                                         1               2
                                                      CURRENT       DECEMBER 31
                                                   STATEMENT DATE    PRIOR YEAR
                                                   --------------   -----------
2504. Interest On Policy Or Contract Funds
      Due Or Accrued                                    341,173         317,613
2505. Miscellaneous Liabilities                      41,646,426      34,326,052
2597. Summary of remaining write-ins for Line 25     41,987,599      34,643,665


                                       Q14

                            SCHEDULE A - VERIFICATION
                                   Real Estate

                                                                                                          2
                                                                                          1       PRIOR YEAR ENDED
                                                                                    YEAR TO DATE     DECEMBER 31
                                                                                    ------------  ----------------
1.   Book/adjusted carrying value, December 31 of prior year                         27,284,717      27,569,379
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition
     2.2 Additional investment made after acquisition
3.   Current year change in encumbrances                                              1,242,375         675,624
4.   Total gain (loss) on disposals
5.   Deduct amounts received on disposals
6.   Total foreign exchange change in book/adjusted carrying value
7.   Deduct current year's other than temporary impairment recognized
8.   Deduct current year's depreciation                                                 287,213         960,286
                                                                                     ----------      ----------
9.   Book/adjusted carrying value at end of current period (Lines 1+2+3+4-5+6-7-8)   28,239,879      27,284,717
10.  Deduct total nonadmitted amounts
                                                                                     ----------      ----------
11.  Statement value at end of current period (Line 9 minus Line 10)                 28,239,879      27,284,717

                            SCHEDULE B - VERIFICATION
                                 Mortgage Loans

                                                                                                          2
                                                                                          1       PRIOR YEAR ENDED
                                                                                    YEAR TO DATE     DECEMBER 31
                                                                                    ------------  ----------------
1.   Book value/recorded investment excluding accrued interest, December 31 of
        prior year                                                                   611,371,431     350,528,540
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition                                                          274,862,000
     2.2 Additional investment made after acquisition                                     69,905       3,844,286
3.   Capitalized deferred interest and other
4.   Accrual of discount                                                                  24,498          94,401
5.   Unrealized valuation increase (decrease)
6.   Total gain (loss) on disposals                                                                     (732,521)
7.   Deduct amounts received on disposals                                              3,423,779      17,014,335
8.   Deduct amortization of premium and mortgage interest points and commitment
        fees                                                                               7,945         210,940
9.   Total foreign exchange change in book value/recorded investment excluding accrued interest
10.  Deduct current year's other than temporary impairment recognized
                                                                                     -----------     -----------
11.  Book value/recorded investment excluding accrued interest at end of current
        period (Lines 1+2+3+4+5+6-7-8+9-10)                                          608,034,111     611,371,431
                                                                                     -----------     -----------
12.  Total valuation allowance
                                                                                     -----------     -----------
13.  Subtotal (Line 11 plus Line 12)                                                 608,034,111     611,371,431
                                                                                     -----------     -----------
14.  Deduct total nonadmitted amounts
                                                                                     -----------     -----------
15.  Statement value at end of current period (Line 13 minus Line 14)                608,034,111     611,371,431

                           SCHEDULE BA - VERIFICATION
                         Other Long-Term Invested Assets

                                                                                                          2
                                                                                          1       PRIOR YEAR ENDED
                                                                                    YEAR TO DATE     DECEMBER 31
                                                                                    ------------  ----------------
1.   Book/adjusted carrying value, December 31 of prior year                          10,488,653       9,672,081
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition                                                              331,740
     2.2 Additional investment made after acquisition                                    438,130       1,764,788
3.   Capitalized deferred interest and other
4.   Accrual of discount
5.   Unrealized valuation increase (decrease)                                           (368,890)     (1,159,686)
6.   Total gain (loss) on disposals
7.   Deduct amounts received on disposals                                                                116,431
8.   Deduct amortization of premium and depreciation                                       7,860           3,839
9.   Total foreign exchange change in book/adjusted carrying value
10.  Deduct current year's other than temporary impairment recognized
                                                                                      ----------      ----------
11.  Book/adjusted carrying value at end of current period
        (Lines 1+2+3+4+5+6-7-8+9-10)                                                  10,550,032      10,488,653
12.  Deduct total nonadmitted amounts
                                                                                      ----------      ----------
13.  Statement value at end of current period (Line 11 minus Line 12)                 10,550,032      10,488,653

                            SCHEDULE D - VERIFICATION
                                Bonds and Stocks

                                                                                                          2
                                                                                          1        PRIOR YEAR ENDED
                                                                                     YEAR TO DATE     DECEMBER 31
                                                                                    -------------  ----------------

1.   Book/adjusted carrying value of bonds and stocks, December 31 of prior year    8,638,565,584    5,922,188,539
2.   Cost of bonds and stocks acquired                                              5,541,857,383    3,726,650,976
3.   Accrual of discount                                                                1,563,195        6,643,753
4.   Unrealized valuation increase (decrease)                                         (21,408,866)      (5,318,621)
5.   Total gain (loss) on disposals                                                    16,439,364      (22,480,831)
6.   Deduct consideration for bonds and stocks disposed of                          5,321,093,242      818,493,426
7.   Deduct amortization of premium                                                    14,754,022       53,000,251
8.   Total foreign exchange change in book/adjusted carrying value                    (37,604,288)      (4,294,729)
9.   Deduct current year's other than temporary impairment recognized                  18,053,155      113,329,825
                                                                                    -------------    -------------
10.  Book/adjusted carrying value at end of current period
        (Lines 1+2+3+4+5-6-7+8-9)                                                   8,785,511,952    8,638,565,584
11.  Deduct total nonadmitted amounts
                                                                                    -------------    -------------
12.  Statement value at end of current period (Line 10 minus Line 11)               8,785,511,952    8,638,565,584

                                      QSI01

SCHEDULE D - PART 1B

Showing the Acquisitions, Dispositions and Non-Trading Activity During the Current Quarter for all Bonds and Preferred Stock by Rating Class

                                                                                                              7
                                                                                                            BOOK/
                                                                     4             5             6        ADJUSTED        8
                        1              2               3        NON-TRADING  BOOK/ADJUSTED  BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED
                  BOOK/ADJUSTED   ACQUISITIONS   DISPOSITIONS     ACTIVITY      CARRYING      CARRYING    VALUE END CARRYING VALUE
                  CARRYING VALUE     DURING          DURING        DURING       VALUE END     VALUE END      OF      DECEMBER 31
                   BEGINNING OF      CURRENT        CURRENT        CURRENT         OF        OF SECOND     THIRD        PRIOR
                 CURRENT QUARTER     QUARTER        QUARTER       QUARTER    FIRST QUARTER     QUARTER     QUARTER       YEAR
                 --------------- -------------- -------------- ------------- -------------- ------------- --------- --------------
    BONDS
1.  Class 1 (a)    8,749,832,390 11,590,111,997 10,905,619,074    11,225,170  9,445,550,483                          8,749,832,390
2.  Class 2 (a)    1,625,330,953    227,494,396     11,406,412  (23,041,599)  1,818,377,338                          1,625,330,953
3.  Class 3 (a)      134,681,924                    40,020,596    75,617,978    170,279,306                            134,681,924
4.  Class 4 (a)           63,173                       408,775    33,670,487     33,324,885                                 63,173
5.  Class 5 (a)       27,026,883          6,937         51,236    (8,448,765)    18,533,819                             27,026,883
6.  Class 6 (a)        1,457,742                                     309,222      1,766,964                              1,457,742
                  -------------- -------------- --------------    ---------- --------------     ---         ---     --------------
7.  Total Bonds   10,538,393,066 11,817,613,330 10,957,506,093    89,332,493 11,487,832,795       0           0     10,538,393,066
                  ============== ============== ==============    ========== ==============     ===         ===     ==============
    PREFERRED
       STOCK
8.  Class 1          149,493,229                                 (89,563,677)    59,929,552                            149,493,229
9.  Class 2           82,334,324                                 (73,753,218)     8,581,106                             82,334,324
10. Class 3           23,181,702                                 (23,181,702)                                           23,181,702
11. Class 4                                                        4,655,000      4,655,000
12. Class 5              352,714         10,584                                     363,298                                352,714
13. Class 6
                  -------------- -------------- --------------    ---------- --------------     ---         ---     --------------
14. Total
       Preferred
       Stock         255,361,969         10,584              0  (181,843,597)    73,528,956       0           0        255,361,969
                  -------------- -------------- --------------    ---------- --------------     ---         ---     --------------
15. Total Bonds
        and
       Preferred
       Stock      10,793,755,035 11,817,623,914 10,957,506,093   (92,511,104)11,561,361,751       0           0     10,793,755,035
                  ============== ============== ==============    ========== ==============     ===         ===     ==============


(a) Book/Adjusted Carrying Value column for the end of the current reporting period includes the following amount of non-rated short-term and cash equivalent bonds by NAIC designation: NAIC 1 $10,718,546; NAIC 2 $0; NAIC 3 $0; NAIC 4 $0; NAIC 5 $0; NAIC 6 $0.

                                      QSI02

                              SCHEDULE DA - PART 1

                             Short-Term Investments

                       1                       3                4                     5
                 BOOK/ADJUSTED     2        ACTUAL     INTEREST COLLECTED PAID FOR ACCRUED INTEREST
                CARRYING VALUE PAR VALUE     COST         YEAR TO DATE           YEAR TO DATE
                -------------- --------- ------------- ------------------ -------------------------
9199999. Totals  2,787,210,524    XXX    2,787,173,955       4,587,757

                           SCHEDULE DA - VERIFICATION

                             Short-Term Investments

                                                                                                           2
                                                                                            1       PRIOR YEAR ENDED
                                                                                      YEAR TO DATE     DECEMBER 31
                                                                                     -------------  ----------------
1.  Book/adjusted carrying value, December 31 of prior year                          2,166,709,611      476,504,914
2.  Cost of short-term investments acquired                                          6,275,785,714    9,367,885,094
3.  Accrual of discount                                                                    239,159        1,335,722
4.  Unrealized valuation increase (decrease)
5.  Total gain (loss) on disposals                                                       3,446,481               (0)
6.  Deduct consideration received on disposals                                       5,656,300,695    7,681,603,848
7.  Deduct amortization of premium                                                          42,688           39,330
8.  Total foreign exchange change in book/adjusted carrying value                       (2,627,059)       2,627,059
9.  Deduct current year's other than temporary impairment recognized
                                                                                     -------------    -------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)  2,787,210,524    2,166,709,611
11. Deduct total nonadmitted amounts
                                                                                     -------------    -------------
12. Statement value at end of current period (Line 10 minus Line 11)                 2,787,210,524    2,166,709,611


                                      QSI03

                            SCH. DB-PART F-SECTION 1
                                      NONE

                            SCH. DB-PART F-SECTION 2
                                      NONE


                                  QSI04, QSI05

                            SCHEDULE E- VERIFICATION

                                Cash Equivalents

                                                                                                          2
                                                                                          1        PRIOR YEAR ENDED
                                                                                     YEAR TO DATE     DECEMBER 31
                                                                                     ------------  ----------------
1.  Book/adjusted carrying value, December 31 of prior year                           11,673,000      17,419,000
2.  Cost of cash equivalents acquired
3.  Accrual of discount
4.  Unrealized valuation increase (decrease)
5.  Total gain (loss) on disposals
6.  Deduct consideration received on disposals                                         9,898,000       5,746,000
7.  Deduct amortization of premium
8.  Total foreign exchange change in book/ adjusted carrying value
9.  Deduct current year's other than temporary impairment recognized
                                                                                       ---------      ----------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)    1,775,000      11,673,000
11. Deduct total nonadmitted amounts
                                                                                       ---------      ----------
12. Statement value at end of current period (Line 10 minus Line 11)                   1,775,000      11,673,000


                                      QSI06

                               SCHEDULE A - PART 2

 Showing All Real Estate ACQUIRED and Additions Made During the Current Quarter

                           LOCATION
                         -----------                                                                                    9
                                                                    6                              8                ADDITIONAL
                                          4                     ACTUAL COST      7         BOOK/ADJUSTED CARRYING   INVESTMENT
          1                1     3      DATE         5           AT TIME OF    AMOUNT OF         VALUE LESS         MADE AFTER
DESCRIPTION OF PROPERTY  CITY  STATE  ACQUIRED  NAME OF VENDOR  ACQUISITION  ENCUMBRANCES       ENCUMBRANCES       ACQUISITION
------------------------------------------------------------------------------------------------------------------------------


                                      NONE

                               SCHEDULE A - PART 3

 Showing All Real Estate Disposed During the Quarter, Including Payments During
                    the Final Year On "Sales Under Contract"


                                                                                     7
                                                                                EXPENDED FOR
                                                                                 ADDITIONS,         8
                                                                                 PERMANENT     BOOK/ADJUSTED
                           LOCATION                                             IMPROVEMENTS  CARRYING VALUE
                         -----------     4                                      AND CHANGES        LESS
          1                2     3    DISPOSAL          5               6            IN        ENCUMBRANCES
DESCRIPTION OF PROPERTY  CITY  STATE    DATE    NAME OF PURCHASER  ACTUAL COST  ENCUMBRANCES    PRIOR YEAR
------------------------------------------------------------------------------------------------------------

                             CHANGE IN BOOK/ADJUSTED CARRYING VALUE LESS ENCUMBRANCES
                         ----------------------------------------------------------------
                                           10
                                        CURRENT                                    13            14
                                         YEAR'S        11             12          TOTAL    BOOK/ADJUSTED
                              9        OTHER THAN    CURRENT         TOTAL       FOREIGN      CARRYING
                           CURRENT     TEMPORARY      YEAR'S       CHANGE IN     EXCHANGE    VALUE LESS
          1                 YEAR'S     IMPAIRMENT   CHANGE IN      B./A.C.V.    CHANGE IN   ENCUMBRANCES
DESCRIPTION OF PROPERTY  DEPRECIATION  RECOGNIZED  ENCUMBRANCES  (11 - 9 - 10)  B./A.C.V.   ON DISPOSAL
--------------------------------------------------------------------------------------------------------




                                                                                   19          20
                                          16                                  GROSS INCOME   TAXES,
                             15         FOREIGN        17           18           EARNED     REPAIRS,
                           AMOUNTS     EXCHANGE     REALIZED       TOTAL     LESS INTEREST    AND
          1               RECEIVED    GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)   INCURRED ON   EXPENSES
DESCRIPTION OF PROPERTY  DURING YEAR  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL   ENCUMBRANCES  INCURRED
----------------------------------------------------------------------------------------------------


                                      NONE


                                      QE01

                               SCHEDULE B - PART 2

         Showing all Mortgage Loans ACQUIRED During the Current Quarter

                            LOCATION
            ----------------------------------------
                                                                                   7           8
                                                                                 ACTUAL    ADDITIONAL     9
                                                       4      5          6        COST     INVESTMENT  VALUE OF
     1                      2                    3   LOAN    DATE     RATE OF  AT TIME OF  MADE AFTER  LAND AND
LOAN NUMBER                CITY                STATE TYPE  ACQUIRED  INTEREST ACQUISITION ACQUISITION BUILDINGS
---------------------------------------------------------------------------------------------------------------
MORTGAGES IN GOOD STANDING
COMMERCIAL MORTGAGES - ALL OTHER
BHM033XZ5   OXNARD                             CA         03/13/2009   5.890                 69,904    104,857
0599999.    Total - Mortgages in Good Standing
            - Commercial Mortgages - All Other                XXX        XXX       0         69,904    104,857
0899999.    Total - Mortgages in Good Standing                XXX        XXX       0         69,904    104,857
3399999.    Total Mortgages                                   XXX        XXX       0         69,904    104,857

                                             SCHEDULE B - PART 3

  Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current
                                     Quarter

                 LOCATION
            ------------------
                                                               7
                                                             BOOK
                                                            VALUE/
                                                           RECORDED
                                                          INVESTMENT
                                                           EXCLUDING
                                 4       5         6        ACCRUED
     1            2        3   LOAN    DATE     DISPOSAL   INTEREST
LOAN NUMBER     CITY     STATE TYPE  ACQUIRED     DATE    PRIOR YEAR
--------------------------------------------------------------------
MORTGAGES
CLOSED
BY
REPAYMENT
BHM04X7M6   SILICON
            VALLEY       CA         10/01/2008 01/01/2009     10,664
0199999.
Total -
Mortgages
Closed
by
Repayment                                                     10,664

MORTGAGES
WITH
PARTIAL
REPAYMENTS

B0A0AAVL4   VARIOUS      US         04/01/2001 03/01/2009  1,020,585
BHM01G8F0   CARY         NC         12/22/2005 03/01/2009     24,547
BHM01JS13   FRESNO       CA         04/17/2006 01/01/2009     17,260
BHM01LDV8   BALTIMORE    MD         04/28/2006 03/01/2009     78,155
BHM01WKR5   PITTSBURGH   PA         09/22/2006 03/01/2009     37,727
BHM01Y6L0   CUMMING      GA         10/05/2006 03/01/2009     10,584
BHM029188   SCOTTS BLUFF NE         03/02/2007 01/01/2009      8,499
BHM02RH99   TULARE       CA         08/30/2007 03/01/2009     31,611
BHM02VHG4   HUMBOLDT     IA         09/28/2007 01/01/2009      8,021
BHM02X6H0   WRIGHT       IA         11/01/2007 01/01/2009    100,000
BHM031119   FRESNO       CA         12/21/2007 01/01/2009     90,000
BHM032091   NEW YORK     NY         01/30/2008 01/01/2009     17,338
BHM0320Y6   WEBSTER      IA         01/15/2008 01/01/2009     26,000
BHM037E20   BUENA VISTA  IA         02/29/2008 01/01/2009     53,000
BHM037E38   WRIGHT       IA         02/20/2008 01/01/2009     28,250
BHM038DB9   VARIOUS      IA         03/04/2008 01/01/2009     76,500
BHM038DD5   FAYETTE      IA         03/28/2008 01/01/2009     81,000
BHM039NF7   GRAY         KS         05/05/2008 03/01/2009    178,199
BHM03BMW6   TULARE       CA         06/30/2008 01/01/2009  1,020,000
BHM03L0T5   STANISLAUS   CA         07/25/2008 03/01/2009     32,282
BHM03S0C7   DALLAS       TX         07/25/2008 03/01/2009     30,167
BHM03TLB4   VARIOUS      MU         07/01/2008 03/01/2009    142,475
BHM03Z7Q3   ROCKVILLE    MD         10/29/2008 03/01/2009     16,826
BHM04QLL7   CHAVES       NM         10/17/2008 03/01/2009     50,616
BHM04X7M6   SILICON
            VALLEY       CA         10/01/2008 03/01/2009     85,813
0299999.
                                                          ----------
Total -
Mortgages
With
Partial
Repayments                                                3,265,4550
                                                          ----------
MORTGAGES
DISPOSED
BHM02CK31   VARIOUS      US         04/03/2007 02/04/2009     50,924
BHM02CK49   VARIOUS      US         04/03/2007 02/04/2009     73,907

                             CHANGE IN BOOK VALUE/RECORDED INVESTMENT
            ------------------------------------------------------------------------


                                           10
                                        CURRENT                               13
                8            9           YEAR'S        11         12         TOTAL
            UNREALIZED     CURRENT     OTHER THAN CAPITALIZED    TOTAL      FOREIGN
             VALUATION      YEAR'S      TEMPORARY   DEFERRED   CHANGE IN   EXCHANGE
     1       INCREASE  (AMORTIZATION)/ IMPAIRMENT   INTEREST   BOOK VALUE  CHANGE IN
LOAN NUMBER (DECREASE)    ACCRETION    RECOGNIZED  AND OTHER  (8+9-10+11) BOOK VALUE
------------------------------------------------------------------------------------
MORTGAGES
CLOSED
BY
REPAYMENT
BHM04X7M6
                                                                     0
0199999.
Total -
Mortgages
Closed
by
Repayment       0              0            0        0               0           0

MORTGAGES
WITH
PARTIAL
REPAYMENTS

B0A0AAVL4                 (1,251)                               (1,251)
BHM01G8F0                                                            0
BHM01JS13                                                            0
BHM01LDV8                                                            0
BHM01WKR5                                                            0
BHM01Y6L0                                                            0
BHM029188                                                            0
BHM02RH99                                                            0
BHM02VHG4                                                            0
BHM02X6H0                                                            0
BHM031119                                                            0
BHM032091                                                            0
BHM0320Y6                                                            0
BHM037E20                                                            0
BHM037E38                                                            0
BHM038DB9                                                            0
BHM038DD5                                                            0
BHM039NF7                                                            0
BHM03BMW6                                                            0
BHM03L0T5                                                            0
BHM03S0C7                                                            0
BHM03TLB4                                                            0
BHM03Z7Q3                                                            0
BHM04QLL7                                                            0
BHM04X7M6                                                            0
              ---         ------          ---      ---          ------         ---
0299999.
Total -
Mortgages
With
Partial
Repayments      0         (1,251)           0        0          (1,251)          0
              ===         ======          ===      ===          ======         ===
MORTGAGES
DISPOSED
BHM02CK31                                                            0
BHM02CK49                                                            0





                   14
              BOOK VALUE/
                RECORDED                        16
               INVESTMENT                    FOREIGN        17          18
              EXCLUDING                      EXCHANGE    REALIZED     TOTAL
     1      ACCRUED INTEREST       15      GAIN (LOSS) GAIN (LOSS) GAIN (LOSS)
LOAN NUMBER  ON DISPOSAL     CONSIDERATION ON DISPOSAL ON DISPOSAL ON DISPOSAL
------------------------------------------------------------------------------
MORTGAGES
CLOSED
BY
REPAYMENT
BHM04X7M6        10,664          10,664                               0
                 ------          ------     ---         ---         ---
0199999.
Total -
Mortgages
Closed
by
Repayment        10,664          10,664       0           0           0
                 ======          ======     ===         ===         ===

MORTGAGES
WITH
PARTIAL
REPAYMENTS

B0A0AAVL4     1,019,334       1,019,334                               0
BHM01G8F0        24,547          24,547                               0
BHM01JS13        17,260          17,260                               0
BHM01LDV8        78,155          78,155                               0
BHM01WKR5        37,727          37,727                               0
BHM01Y6L0        10,584          10,584                               0
BHM029188         8,499           8,499                               0
BHM02RH99        31,611          31,611                               0
BHM02VHG4         8,021           8,021                               0
BHM02X6H0       100,000         100,000                               0
BHM031119        90,000          90,000                               0
BHM032091        17,338          17,338                               0
BHM0320Y6        26,000          26,000                               0
BHM037E20        53,000          53,000                               0
BHM037E38        28,250          28,250                               0
BHM038DB9        76,500          76,500                               0
BHM038DD5        81,000          81,000                               0
BHM039NF7       178,199         178,199                               0
BHM03BMW6     1,020,000       1,020,000                               0
BHM03L0T5        32,282          32,282                               0
BHM03S0C7        30,167          30,167                               0
BHM03TLB4       142,475         142,475                               0
BHM03Z7Q3        16,826          16,826                               0
BHM04QLL7        50,616          50,616                               0
BHM04X7M6        85,813          85,813                               0
              ---------       ---------     ---         ---         ---
0299999.
Total -
Mortgages
With
Partial
Repayments    3,264,204       3,264,204       0           0           0
              =========       =========     ===         ===         ===
MORTGAGES
DISPOSED
BHM02CK31        50,924          50,924                               0
BHM02CK49        73,907          73,907                               0

                               SCHEDULE B - PART 3

  Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current
                                     Quarter

                 LOCATION
            ------------------
                                                               7
                                                             BOOK
                                                            VALUE/
                                                           RECORDED
                                                          INVESTMENT
                                                           EXCLUDING
                                 4       5         6        ACCRUED
     1            2        3   LOAN    DATE     DISPOSAL   INTEREST
LOAN NUMBER     CITY     STATE TYPE  ACQUIRED     DATE    PRIOR YEAR
--------------------------------------------------------------------
BHM02CK56   VARIOUS      US         04/03/2007 02/04/2009     24,079
0399999.
Total -
Mortgages
Disposed                                                     148,910
                                                           ---------
0599999.
Total
Mortgages                                                  3,425,030
                                                           =========

                             CHANGE IN BOOK VALUE/RECORDED INVESTMENT
            ------------------------------------------------------------------------


                                           10
                                        CURRENT                               13
                8            9           YEAR'S        11         12         TOTAL
            UNREALIZED     CURRENT     OTHER THAN CAPITALIZED    TOTAL      FOREIGN
             VALUATION      YEAR'S      TEMPORARY   DEFERRED   CHANGE IN   EXCHANGE
     1       INCREASE  (AMORTIZATION)/ IMPAIRMENT   INTEREST   BOOK VALUE  CHANGE IN
LOAN NUMBER (DECREASE)    ACCRETION    RECOGNIZED  AND OTHER  (8+9-10+11) BOOK VALUE
------------------------------------------------------------------------------------
BHM02CK56                                                            0
0399999.
Total -
Mortgages
Disposed        0              0            0        0               0           0
              ---         ------          ---      ---          ------         ---
0599999.
Total
Mortgages       0         (1,251)           0        0          (1,251)          0
              ===         ======          ===      ===          ======         ===




                   14
              BOOK VALUE/
                RECORDED                        16
               INVESTMENT                    FOREIGN        17          18
              EXCLUDING                      EXCHANGE    REALIZED     TOTAL
     1      ACCRUED INTEREST       15      GAIN (LOSS) GAIN (LOSS) GAIN (LOSS)
LOAN NUMBER  ON DISPOSAL     CONSIDERATION ON DISPOSAL ON DISPOSAL ON DISPOSAL
------------------------------------------------------------------------------
BHM02CK56        24,079          24,079                                0
0399999.
Total -
Mortgages
Disposed        148,910         148,910       0           0            0
              ---------       ---------     ---         ---          ---
0599999.
Total
Mortgages     3,423,779       3,423,779       0           0            0
              =========       =========     ===         ===          ===


                                     QE02.1

                              SCHEDULE BA - PART 2

   Showing Other Long-Term Invested Assets ACQUIRED During the Current Quarter

                                                 5
                                              NAME OF
                                  LOCATION     VENDOR    6        7        8
       1              2       ---------------    OR    NAIC     DATE      TYPE
     CUSIP         NAME OR         3      4   GENERAL DESIG- ORIGINALLY   AND
IDENTIFICATION   DESCRIPTION     CITY   STATE PARTNER NATION  ACQUIRED  STRATEGY
-------------- -------------- --------- ----- ------- ------ ---------- --------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF
COMMON STOCKS - UNAFFILIATED
 BHM033  G9 2  BABCOCK &      SYDNEY    US    DIRECT
               BROWN                          WITH
               INFRASTRUCTURE                 ISSUER         01/06/2009
 BHM03J  4Q 2  BROOKSIDE      GREENWICH CT    DIRECT
               MEZZANINE                      WITH
               FUND II                        ISSUER         03/20/2009
 BHM03J  4H 2  BROOKSIDE      GREENWICH CT    DIRECT
               MEZZANINE                      WITH
               PARTNERS II                    ISSUER         03/20/2009
 BHM035  DC 3  KRG CAPITAL    DENVER    CO    DIRECT
               FUND IV LP                     WITH
                                              ISSUER         02/16/2009
1599999. Total - Joint Venture or Partnership Interests That Have
         Underlying Characteristics of Common Stocks - Unaffiliated

3999999. Subtotal - Unaffiliated

4199999. Totals

                                                                           9           10                      12
                                                                         ACTUAL    ADDITIONAL              COMMITMENT     13
       1                                                                COST AT    INVESTMENT      11          FOR    PERCENTAGE
     CUSIP                                                              TIME OF    MADE AFTER   AMOUNT OF  ADDITIONAL     OF
IDENTIFICATION                                                        ACQUISITION ACQUISITION ENCUMBRANCES INVESTMENT  OWNERSHIP
--------------                                                        ----------- ----------- ------------ ---------- ----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF
COMMON STOCKS - UNAFFILIATED
 BHM033  G9 2

                                                                                       35,269                 850,711
 BHM03J  4Q 2

                                                                                      169,472               1,542,152
 BHM03J  4H 2

                                                                                          307                   3,081
 BHM035  DC 3

                                                                                      233,082               5,305,029
1599999. Total - Joint Venture or Partnership Interests That Have
         Underlying Characteristics of Common Stocks - Unaffiliated             0     438,130            0  7,700,974     XXX
                                                                              ---     -------          ---  ---------
3999999. Subtotal - Unaffiliated                                                0     438,130            0  7,700,974     XXX
                                                                              ---     -------          ---  ---------
4199999. Totals                                                                 0     438,130            0  7,700,974     XXX
                                                                              ===     =======          ===  =========

                              SCHEDULE BA - PART 3

 Showing Other Long-Term Invested Assets DISPOSED, Transferred or Repaid During
                               the Current Quarter

                                                                                      8
                                                                                BOOK/ADJUSTED
                            LOCATION                            6              CARRYING VALUE
       1            2      ----------           5             DATE       7          LESS
     CUSIP       NAME OR     3    4   NAME OF PURCHASER OR ORIGINALLY DISPOSAL  ENCUMBRANCES,
IDENTIFICATION DESCRIPTION CITY STATE  NATURE OF DISPOSAL   ACQUIRED    DATE     PRIOR YEAR
-------------- ----------- ---- ----- -------------------- ---------- -------- --------------

                                  CHANGES IN BOOK/ADJUSTED CARRYING VALUE
               ----------------------------------------------------------------------------
                                 10             11                                    14
                    9      CURRENT YEAR'S CURRENT YEAR'S      12          13        TOTAL
               UNREALIZED  (DEPRECIATION)   OTHER THAN   CAPITALIZED     TOTAL     FOREIGN
       1        VALUATION       OR           TEMPORARY     DEFERRED    CHANGE IN   EXCHANGE
     CUSIP      INCREASE  (AMORTIZATION)/   IMPAIRMENT     INTEREST    B./A.C.V   CHANGE IN
IDENTIFICATION (DECREASE)    ACCRETION      RECOGNIZED    AND OTHER  (9+10-11+12) B./A.C.V.
-------------- ---------- --------------- -------------- ----------- ------------ ---------

                     15
                BOOK/ADJUSTED                   17
               CARRYING VALUE                 FOREIGN        18          19         20
       1            LESS                      EXCHANGE    REALIZED     TOTAL
     CUSIP      ENCUMBRANCES        16      GAIN (LOSS) GAIN (LOSS) GAIN (LOSS) INVESTMENT
IDENTIFICATION   ON DISPOSAL  CONSIDERATION ON DISPOSAL ON DISPOSAL ON DISPOSAL   INCOME
-------------- -------------- ------------- ----------- ----------- ----------- ----------


                                      NONE


                                      QE03

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                              5             6                                   ACCRUED     OR
       1                              3         4                       NUMBER OF        7                     INTEREST    MARKET
     CUSIP              2                     DATE         NAME OF      SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION      DESCRIPTION    FOREIGN  ACQUIRED        VENDOR        STOCK        COST       PAR VALUE    DIVIDENDS    (A)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
BONDS - U.S. GOVERNMENT
36200W   CB 5   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                01/01/2032                            INSURANCE
                                                      COMPANY                           368,213       333,972      1,749       1
36200X   JF 7   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                12/01/2031                            INSURANCE
                                                      COMPANY                           334,820       298,812      1,565       1
36200X   KN 8   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                01/01/2032                            INSURANCE
                                                      COMPANY                           277,872       266,436      1,395       1
36201C   6E 9   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                03/01/2032                            INSURANCE
                                                      COMPANY                           118,687       108,190        567       1
36201H   WX 7   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                06/01/2032                            INSURANCE
                                                      COMPANY                           527,914       511,424      2,678       1
36201M   LH 3   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                08/01/2032                            INSURANCE
                                                      COMPANY                           359,371       332,150      1,739       1
36213D   3C 0   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                02/01/2032                            INSURANCE
                                                      COMPANY                           177,462       171,496        898       1
36213E   AB 2   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                05/01/2032                            INSURANCE
                                                      COMPANY                           168,826       158,522        830       1
36213E   SK 3   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                01/01/2032                            INSURANCE
                                                      COMPANY                           355,050       341,878      1,790       1
36213E   YS 9   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                04/01/2032                            INSURANCE
                                                      COMPANY                           309,291       283,425      1,484       1
36213J   V2 8   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                04/01/2032                            INSURANCE
                                                      COMPANY                           488,024       458,492      2,401       1
36213X   SB 1   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                04/01/2032                            INSURANCE
                                                      COMPANY                           280,562       262,121      1,373       1
36202E   AL 3   GNMA2 30YR                 03/30/2009 HIMCO
                09/01/2034                            OPERATIONAL
                                                      TRANSACTION                     1,211,893     1,213,104      5,863       1
912810   QA 9   TREASURY                   03/31/2009 Various
                BOND
                02/15/2039                                                          155,231,202   156,085,000    196,949       1
912828   JR 2   TREASURY                   02/11/2009 Various
                NOTE
                11/15/2018                                                        1,227,571,875 1,125,000,000  9,540,228       1
912828   JT 8   TREASURY                   03/30/2009 HARTFORD LIFE
                NOTE                                  INSURANCE
                11/30/2013                            COMPANY                         3,482,207     3,500,000     23,077       1
912828   JW 1   TREASURY                   01/30/2009 Various
                NOTE
                12/31/2013                                                          671,402,946   680,000,000    995,511       1
912828   JY 7   TREASURY                   02/19/2009 Various
                NOTE
                01/31/2011                                                          281,432,935   281,633,000     34,787       1
912828   JZ 4   TREASURY                   03/30/2009 Various
                NOTE
                01/31/2014                                                           87,617,612    88,103,000    175,414       1
912828   KC 3   TREASURY                   03/04/2009 Various
                NOTE
                02/15/2012                                                            4,731,132     4,721,000      2,150       1
912828   KD 1   TREASURY                   03/20/2009 RBS GREENWICH
                NOTE                                  CAPITAL MARKETS
                02/15/2019                                                          100,921,875   100,000,000    273,481       1
912828   KF 6   TREASURY                   03/17/2009 Various
                NOTE
                02/28/2014                                                          510,552,384   512,000,000    469,565       1
912828   KJ 8   TREASURY                   03/26/2009 Various
                NOTE
                03/31/2014                                                          255,836,754   255,205,000                  1
                                                                                  ------------- ------------- ----------
0399999.        Total - Bonds -
                U.S. Government                                                   3,303,758,905 3,210,987,022 11,735,493     XXX
                                                                                  ============= ============= ==========
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
312963   2E 0   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                01/01/2019                            INSURANCE
                                                      COMPANY                           505,227       506,165      2,039       1
312964   LJ 6   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                02/01/2019                            INSURANCE
                                                      COMPANY                           611,875       612,879      2,469       1
312964   P3 7   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                02/01/2019                            INSURANCE
                                                      COMPANY                           642,691       643,787      2,593       1
312964   TZ 2   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                02/01/2019                            INSURANCE
                                                      COMPANY                           425,758       426,488      1,718       1
312965   RD 0   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                04/01/2019                            INSURANCE
                                                      COMPANY                           294,252       294,960      1,188       1
312966   GP 3   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                04/01/2019                            INSURANCE
                                                      COMPANY                           571,003       572,005      2,304       1
312967   T2 8   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           473,704       474,567      1,911       1
312967   TX 0   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                07/01/2019                            INSURANCE
                                                      COMPANY                           277,224       277,714      1,119       1
312967   U4 2   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           649,675       650,677      2,621       1
312967   WF 5   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           572,299       573,308      2,309       1
312967   YK 2   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           142,846       143,091        576       1
312968   A9 1   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           188,352       188,616        760       1
312968   BA 7   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           436,285       437,041      1,760       1
312968   KE 9   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                07/01/2019                            INSURANCE
                                                      COMPANY                           569,386       570,370      2,297       1
312968   NT 3   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                07/01/2019                            INSURANCE
                                                      COMPANY                           451,686       452,441      1,822       1
31296M   2N 8   FGOLD                      03/30/2009 HARTFORD
                30YR                                  LIFE
                09/01/2033                            INSURANCE
                                                      COMPANY                         3,508,026     3,341,201     16,149       1
3128S4   BJ 5   FHLMC 12M                  03/30/2009 HIMCO
                LIBOR ARM                             OPERATIONAL
                03/01/2036                            TRANSACTION                     3,608,460     3,597,287     15,842       1
3133TH   A5 6   FHLMC_2104                 03/30/2009 HARTFORD
                12/01/2028                            LIFE
                                                      INSURANCE
                                                      COMPANY                        17,314,258    16,955,337     81,951       1
31408X   SR 2   FN 7|1 IY                  03/30/2009 HTFD LIFE
                CMT ARM                               AND ACCIDENT
                01/01/2036                            INS CO                          9,655,507     9,572,848     42,027       1
31406N   JF 2   FN 7/1 1Y                  03/30/2009 HARTFORD
                LIBOR ARM                             LIFE
                04/01/2035                            INSURANCE
                                                      COMPANY                         3,224,006     3,214,538     12,528       1
31402U   TY 8   FNMA 15YR                  03/30/2009 HARTFORD
                09/01/2018                            LIFE
                                                      INSURANCE
                                                      COMPANY                         1,898,630     1,892,391      7,622       1
31403B   3Z 4   FNMA 15YR                  03/30/2009 HARTFORD
                09/01/2018                            LIFE
                                                      INSURANCE
                                                      COMPANY                           866,388       863,571      3,478       1
31408E   G5 5   FNMA 30YR                  03/30/2009 Various
                01/01/2036                                                            2,378,641     2,430,387     10,768       1
31414K   6T 2   FNMA 30YR                  03/30/2009 HIMCO
                01/01/2038                            OPERATIONAL
                                                      TRANSACTION                     1,449,319     1,432,969      7,503       1
31414K   KS 8   FNMA 30YR                  03/30/2009 HIMCO
                01/01/2038                            OPERATIONAL
                                                      TRANSACTION                     1,456,488     1,439,723      7,539       1
31371N   JC 0   FNMA 30YR                  03/30/2009 HIMCO
                10/20 INT                             OPERATIONAL
                FIRST                                 TRANSACTION
                08/01/2037                                                            6,486,716     6,693,156     29,654       1
31412W   H6 6   FNMA 30YR                  03/30/2009 HIMCO
                10/20 INT                             OPERATIONAL
                FIRST                                 TRANSACTION
                07/01/2037                                                            1,550,755     1,600,779      7,092       1
83162C   MA 8   SBAP_02-20B                03/30/2009 HARTFORD
                02/01/2022                            LIFE
                                                      INSURANCE
                                                      COMPANY                         9,347,397     9,235,279     90,511     1FE


                                      QE04

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                              5             6                                   ACCRUED     OR
       1                              3         4                       NUMBER OF        7                     INTEREST    MARKET
     CUSIP              2                     DATE         NAME OF      SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION      DESCRIPTION    FOREIGN  ACQUIRED        VENDOR        STOCK        COST       PAR VALUE    DIVIDENDS    (A)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
83162C   SH 7   SBAP_09-20B                03/30/2009 HARTFORD LIFE
                02/01/2029                            INSURANCE COMPANY               3,798,986     3,750,000     24,296     1FE
3199999.        Total - Bonds -
                U.S. Special
                Revenue & Special
                Assessments                                                          73,355,839    72,843,575    384,447     XXX
BONDS - INDUSTRIAL AND MISCELLANEOUS
002824   AU 4   ABBOTT                     02/26/2009 JP MORGAN
                LABORATORIES                          SECURITIES INC
                04/01/2019                                                           19,557,946     19,643,000               1FE
002824   AV 2   ABBOTT                     02/26/2009 BANC OF AMERICA
                LABORATORIES                          SECURITIES LLC                  4,988,550     5,000,000                1FE
                04/01/2039
010392   FB 9   ALABAMA POWER              02/26/2009 JP MORGAN
                COMPANY 03/01/2039                    SECURITIES INC                  4,990,400     5,000,000                1FE
03523T   AC 2   ANHEUSER-BUSCH             01/07/2009 BARCLAYS CAPITAL
                INBEV WORLDWID                        INC
                01/15/2039                                                            6,648,935     6,666,000                2FE
G0646#   AB 5   ASSOCIATED BRITISH    F    02/06/2009 BANC OF AMERICA
                FOODS PLC                             SECURITIES LLC
                03/05/2014                                                            5,000,000     5,000,000                1Z
05947U   C8 9   BACM_05-1                  02/01/2009 SCHEDULED
                11/01/2042                            ACQUISITION                             0             0                1FE
87203R   AA 0   BAE SYSTEMS ASSET     F    03/15/2009 SCHEDULED
                TRUST 09/15/2013                      ACQUISITION                             0             0                2FE
055451   AH 1   BHP BILLITON          R    03/18/2009 CITIGROUP
                FINANCE (USA) LT                      (Salomon/Smith
                04/01/2019                            Barney)                        19,930,816    19,995,000                1FE
05577@   AG 5   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-A 02/26/2021                     SECURITIES INC                  1,858,160     1,858,160                1FE
05577@   AH 3   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-B 02/26/2021                     SECURITIES INC                  1,788,372     1,788,372                1FE
05577@   AJ 9   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-C 02/26/2021                     SECURITIES INC                    557,723       557,723                1FE
05577@   AK 6   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-D 02/26/2021                     SECURITIES INC                    562,351       562,351                1FE
05577@   AM 2   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-E 02/26/2021                     SECURITIES INC                    233,395       233,395                1FE
05565Q   BH 0   BP CAPITAL MARKETS    F    03/30/2009 HARTFORD LIFE
                PLC 03/10/2015                        INSURANCE COMPANY              14,983,488    15,000,000     32,292     1FE
05565Q   BJ 6   BP CAPITAL MARKETS    F    03/30/2009 Various
                PLC 03/10/2019                                                       24,933,174    25,000,000     39,583     1FE
BHM07S   GD 4   BRAMBLES USA INC      F    03/30/2009 ROYAL BANK OF
                05/07/2016                            SCOTLAND
                                                      FINANCIAL MA                    5,000,000     5,000,000                 2Z
07383F   WD 6   BSCMS_03-PWR2              03/30/2009 HIMCO OPERATIONAL
                05/01/2039                            TRANSACTION                     2,339,496     2,443,128      8,624     1FE
07387B   DY 6   BSCMS_05-PW10              03/30/2009 HIMCO OPERATIONAL
                12/01/2040                            TRANSACTION                     1,680,933     1,770,000      7,514     1FE
BHM07F   J4 9   BUNZL FINANCE PLC          03/05/2009 BANC OF AMERICA
                GUARAN SEN                            SECURITIES LLC
                04/02/2016                                                            5,000,000     5,000,000                 2Z
17305E   DY 8   CCCIT_07-A8                03/30/2009 HARTFORD LIFE
                09/20/2019                            INSURANCE COMPANY               7,412,655     7,450,000     11,692     1FE
15131#   AA 4   CENEX HARVEST              03/30/2009 HARTFORD LIFE
                STATES COOP SR                        INSURANCE COMPANY
                06/19/2013                                                            4,503,858     4,333,333    82,7922
166751   AH 0   CHEVRON CORP               02/26/2009 BARCLAYS CAPITAL
                03/01/2014                            INC                            11,977,920    12,000,000                1FE
166751   AJ 6   CHEVRON CORP               02/26/2009 BARCLAYS CAPITAL
                03/03/2019                            INC                            19,993,800    20,000,000                1FE
17275R   AD 4   CISCO SYSTEMS INC.         02/10/2009 Various
                02/15/2039                                                            9,941,650    10,000,000                1FE
17275R   AE 2   CISCO SYSTEMS INC.         03/30/2009 HARTFORD LIFE
                02/15/2019                            INSURANCE COMPANY               9,977,612    10,000,000     59,125     1FE
186108   BU 9   CLEVELAND ELECTRIC         03/30/2009 HTFD LIFE AND
                ILLUMINATI                            ACCIDENT INS CO
                11/01/2017                                                            5,516,759     5,000,000    163,072     2FE
G1910#   AE 6   COBHAM PLC SENIOR     R    02/20/2009 BANC OF AMERICA
                NOTES SERIE                           SECURITIES LLC
                03/17/2014                                                            5,000,000     5,000,000                 2Z
G1910#   AF 3   COBHAM PLC SENIOR     R    03/30/2009 HARTFORD LIFE
                NOTES SERIE                           INSURANCE COMPANY
                03/17/2016                                                            5,000,000     5,000,000     11,935      2Z
191216   AM 2   COCA-COLA COMPANY          03/03/2009 BANC OF AMERICA
                (THE) 03/15/2019                      SECURITIES LLC                 14,861,550    15,000,000                1FE
20047B   AB 4   COMM_04-LB2A IS            03/30/2009 TRANSFER OF
                03/01/2039                            SECURITY AT BOOK
                                                      VALUE                           1,484,872                   72,276     1FE
202795   HN 3   COMMONWEALTH               03/30/2009 HARTFORD LIFE
                EDISON 08/15/2016                     INSURANCE COMPANY               5,993,430     6,000,000     44,625     2FE
20825C   AR 5   CONOCOPHILLIPS             01/29/2009 BANC OF AMERICA
                02/01/2019                            SECURITIES LLC                  4,966,300     5,000,000                1FE
210518   CF 1   CONSUMERS ENERGY           03/30/2009 HTFD LIFE AND
                CO 03/15/2015                         ACCIDENT INS CO                 5,837,572     6,000,000     12,500     2FE
22541Q   EP 3   CSFB_03-C3 IS              03/30/2009 TRANSFER OF
                05/01/2038                            SECURITY AT BOOK
                                                      VALUE                           2,306,049                   25,282     1FE
22541N   M6 3   CSFB_03-CPN1 IS            03/30/2009 TRANSFER OF
                03/01/2035                            SECURITY AT BOOK
                                                      VALUE                           1,507,192                  122,891     1FE
25179M   AH 6   DEVON ENERGY               03/30/2009 HARTFORD LIFE
                CORPORATION                           INSURANCE COMPANY
                01/15/2019                                                            4,985,148     5,000,000     70,875     2FE
25746U   AJ 8   DOMINION RESOURCES         03/30/2009 HARTFORD LIFE
                INC 06/30/2012                        INSURANCE COMPANY              10,125,342    10,000,000    156,250     2FE
233331   AE 7   DTE ENERGY CO              03/30/2009 HIMCO OPERATIONAL
                06/01/2011                            TRANSACTION                     4,980,033     5,000,000    116,521     2FE
26442C   AC 8   DUKE ENERGY                03/30/2009 HARTFORD LIFE
                CAROLINAS LLC                         INSURANCE COMPANY
                01/15/2018                                                            7,621,503     7,645,000     83,617     1FE
268789   AA 2   E.ON INTERNATIONAL    F    03/30/2009 HARTFORD LIFE
                FINANCE B.                            INSURANCE COMPANY
                04/30/2018                                                           10,956,883    11,000,000    265,833     1FE
268317   AA 2   EDF 01/26/2014        F    01/21/2009 BANC OF AMERICA
                                                      SECURITIES LLC                 14,940,450    15,000,000                1FE
268317   AC 8   ELECTRICITE DE        F    01/21/2009 BANC OF AMERICA
                FRANCE 01/26/2039                     SECURITIES LLC                  9,855,100    10,000,000                1FE
G2978#   AB 9   ELECTRICITY SUPPLY    F    03/30/2009 HIMCO OPERATIONAL
                BOARD SERI                            TRANSACTION
                12/15/2013                                                            9,773,919    10,000,000    147,000       1
532457   BC 1   ELI LILLY AND              03/03/2009 CREDIT SUISSE
                COMPANY 11/15/2037                    FIRST BOSTON                    2,970,570     3,000,000                1FE
291011   AY 0   EMERSON ELECTRIC           01/15/2009 JP MORGAN
                CO 10/15/2019                         SECURITIES INC                  7,471,425     7,500,000                1FE
292562   A* 6   ENCORE WIRE LTD            03/30/2009 HARTFORD LIFE
                SRNT SER 2004                         INSURANCE COMPANY
                08/27/2011                                                           15,000,000    15,000,000     72,463       2
35177P   AK 3   FRANCE TELECOM        F    03/30/2009 HIMCO OPERATIONAL
                03/01/2011                            TRANSACTION                     2,427,795     2,500,000     15,608     1FE
36804P   AG 1   GATX FINANCIAL             03/30/2009 HIMCO OPERATIONAL
                CORP 04/15/2010                       TRANSACTION                     3,814,762     4,000,000     93,958     2FE
373334   JN 2   GEORGIA POWER              02/04/2009 WACHOVIA
                COMPANY 02/01/2039                    SECURITIES INC                  4,981,400     5,000,000                1FE
36228C   SG 9   GSMS_04-C1                 03/30/2009 HIMCO OPERATIONAL
                10/01/2028                            TRANSACTION                     2,102,338     2,213,734      7,702     1FE


                                     QE04.1

                               SCHEDULE D - PART 3
     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                                            6                                   ACCRUED     OR
      1                                        4             5          NUMBER OF        7                     INTEREST    MARKET
    CUSIP           2                3        DATE        NAME OF       SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION  DESCRIPTION        FOREIGN  ACQUIRED       VENDOR         STOCK        COST       PAR VALUE    DIVIDENDS     (a)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
452308   AG 4   ILLINOIS TOOL              03/23/2009 BANC OF AMERICA
                WORKS INC.                            SECURITIES LLC
                04/01/2019                                                           10,998,240    11,000,000                1FE
46051M   AA 0   INTERNATIONAL              03/30/2009 HIMCO
                TRANSMISSION                          OPERATIONAL
                07/15/2013                            TRANSACTION                     5,492,881     6,000,000     55,625     1FE
478115   AA 6   JOHNS HOPKINS              03/19/2009 JP MORGAN
                UNIVERSITY                            SECURITIES INC
                07/01/2019                                                           14,989,500    15,000,000                1FE
494550   AU 0   KINDER MORGAN              03/30/2009 HARTFORD LIFE
                ENERGY PARTNERS                       INSURANCE COMPANY
                02/01/2017                                                           10,490,233    10,500,000    103,250     2FE
57169*   AJ 6   MARS INC 6.47% SR          03/30/2009 HARTFORD LIFE
                NTS DUE 201                           INSURANCE COMPANY
                10/06/2018                                                           10,000,000    10,000,000    318,108       1
61746W   HF 0   MSDWC_01-TOP3              03/30/2009 HARTFORD LIFE
                07/01/2033                            INSURANCE COMPANY               4,814,002     4,712,728     24,259     1FE
652478   BX 5   NEWS AMERICA               03/30/2009 HARTFORD LIFE
                HOLDINGS                              INSURANCE COMPANY               4,892,019     5,000,000    181,111     2FE
                10/17/2016
66989H   AA 6   NOVARTIS CAPITAL        F  02/04/2009 CITIGROUP
                CORP 02/10/2014                       (Salomon/Smith
                                                      Barney)                        19,979,400    20,000,000                1FE
N6510*   AE 5   NUTRECO HOLDING NV      F  03/10/2009 ROYAL BANK OF
                04/08/2016                            SCOTLAND
                                                      FINANCIAL MA                   10,000,000    10,000,000                 2Z
N6510*   AF 2   NUTRECO HOLDING NV      F  03/10/2009 ROYAL BANK OF
                04/08/2019                            SCOTLAND
                                                      FINANCIAL MA                   10,000,000    10,000,000                 2Z
677347   CD 6   OHIO EDISON                03/30/2009 HARTFORD LIFE
                COMPANY 07/15/2016                    INSURANCE COMPANY               4,999,490     5,000,000     66,667     2FE
68233D   AS 6   ONCOR ELECTRIC             03/30/2009 HARTFORD LIFE
                DELIVERY CO                           INSURANCE COMPANY
                05/01/2012                                                            5,087,896     5,000,000    131,927     2FE
68389X   AC 9   ORACLE CORPORATION         03/30/2009 HARTFORD LIFE
                04/15/2018                            INSURANCE COMPANY               6,562,560     6,583,000    173,489     1FE
694308   GL 5   PACIFIC GAS AND            03/30/2009 HARTFORD LIFE
                ELECTRIC CO                           INSURANCE COMPANY
                11/30/2017                                                           10,236,790     9,978,000    187,088     1FE
717081   CY 7   PFIZER INC.                03/17/2009 BARCLAYS CAPITAL
                03/15/2039                            INC                             9,994,200    10,000,000                1FE
717081   CZ 4   PFIZER INC.                03/30/2009 HARTFORD LIFE
                03/15/2012                            INSURANCE COMPANY              19,972,745    20,000,000     14,833     1FE
73755L   AB 3   POTASH CORP             A  03/30/2009 HARTFORD LIFE
                SASKATCHEWAN                          INSURANCE COMPANY
                05/31/2011                                                            2,694,953     2,700,000     69,750     2FE
742741   AA 9   PROCTER & GAMBLE -         03/30/2009 HARTFORD LIFE
                ESOP 01/01/2021                       INSURANCE COMPANY               4,484,734     3,582,920     82,909     1FE
758202   AF 2   REED ELSEVIER              01/13/2009 BARCLAYS CAPITAL
                CAPITAL INC.                          INC
                01/05/2014                                                           12,966,720    13,000,000                2FE
771196   AQ 5   ROCHE HOLDINGS INC         02/18/2009 JP MORGAN
                03/01/2014                            SECURITIES INC                  9,927,400    10,000,000                1FE
771196   AS 1   ROCHE HOLDINGS INC         02/18/2009 BANC OF AMERICA
                03/01/2019                            SECURITIES LLC                  4,286,539     4,355,000                1FE
771196   AU 6   ROCHE HOLDINGS INC         02/18/2009 CITIGROUP
                03/01/2039                            (Salomon/Smith
                                                      Barney)                         9,727,800    10,000,000                1FE
77531Q   AM 0   ROGERS WIRELESS         A  03/30/2009 HARTFORD LIFE
                INC 03/15/2015                        INSURANCE COMPANY               5,288,506     5,000,000     15,625     2FE
78632#   AA 6   SADLERS BAR-B-QUE          01/23/2009 SCHEDULED
                SALES 10/23/2014                      ACQUISITION                         6,937         6,937                  5
79603#   AR 2   SAMSON INVESTMENT          02/27/2009 JP MORGAN
                CO 03/19/2014                         SECURITIES INC                  5,000,000     5,000,000                 2Z
83162C   NX 7   SBAP_04-20H                03/30/2009 HARTFORD LIFE
                08/01/2024                            INSURANCE COMPANY               3,249,034     3,244,721     27,493     1FE
83162C   PV 9   SBAP_05-20J                03/30/2009 HARTFORD LIFE
                10/01/2025                            INSURANCE COMPANY               4,539,371     4,738,120    119,915     1FE
83162C   SK 0   SBAP_09_20C                03/30/2009 Various
                02/01/2029                                                            5,667,000     5,667,000     11,458     1FE
822582   AD 4   SHELL                   F  02/09/2009 BARCLAYS CAPITAL
                INTERNATIONAL                         INC
                FINANCE B
                12/15/2038                                                            5,241,900     5,000,000     54,010     1FE
88031V   AA 7   TENASKA GATEWAY            03/30/2009 HARTFORD LIFE
                PARTNERS LTD                          INSURANCE COMPANY
                12/30/2023                                                            3,995,542     4,705,684                2FE
881575   AA 2   TESCO PLC               F  03/30/2009 HARTFORD LIFE
                11/15/2017                            INSURANCE COMPANY               9,962,488    10,000,000    206,250     1FE
BHM07N   J0 0   THE DEPOSITORY             03/20/2009 CAYLON
                TRUST COMPANY                         SECURITIES (USA)
                04/15/2016                                                           15,000,000    15,000,000                 1Z
89566E   A* 9   TRI-STATE GEN AND          03/20/2009 BANC OF AMERICA
                TRANS ASSOC                           SECURITIES LLC
                04/08/2019                                                           12,000,000    12,000,000                 1Z
902118   BL 1   TYCO INTERNATIONAL      R  03/30/2009 Various
                FINANCE SA
                01/15/2019                                                           29,999,108    30,000,000    344,250     2FE
907818   CR 7   UNION PACIFIC CORP         03/30/2009 HIMCO
                06/01/2010                            OPERATIONAL
                                                      TRANSACTION                     4,928,957     5,000,000     59,913     2FE
907818   DA 3   UNION PACIFIC              03/30/2009 HARTFORD LIFE
                CORPORATION                           INSURANCE COMPANY
                08/15/2018                                                           11,017,637    11,052,000     78,746     2FE
913017   BQ 1   UNITED                     03/30/2009 HARTFORD LIFE
                TECHNOLOGIES                          INSURANCE COMPANY
                CORPORATI
                02/01/2019                                                            5,335,307     5,000,000     86,771     1FE
91913Y   AP 5   VALERO ENERGY              03/12/2009 JP MORGAN
                CORPORATION                           SECURITIES INC
                03/15/2039                                                            4,987,400     5,000,000                2FE
92857W   AK 6   VODAFONE GROUP          F  03/30/2009 HARTFORD LIFE
                PUBLIC LIMITED                        INSURANCE COMPANY
                03/15/2016                                                            5,003,956     5,000,000     11,979     1FE
980745   A@ 2   WOODWARD GOVERNOR          03/30/2009 HIMCO
                COMPANY 10/01/2013                    OPERATIONAL
                                                      TRANSACTION                     4,069,624     4,000,000    111,974       2
98385X   AF 3   XTO ENERGY INC             03/30/2009 HARTFORD LIFE
                01/31/2015                            INSURANCE COMPANY               9,670,474    10,000,000     83,333     2FE
3899999.        Total - Bonds -
                Industrial &
                Miscellaneous                                                       695,902,967   691,985,306  4,344,765     XXX
BONDS - PARENT, SUBSIDIARIES AND AFFILIATES
41660*   AW 5   HARTFORD LIFE FA           02/05/2009 DIRECT WITH
                91216A 10/31/2019                     ISSUER                      1,468,809,904 1,468,809,904                  1
5599999.        Total - Bonds -
                Parent,
                Subsidiaries and
                Affiliates                                                        1,468,809,904 1,468,809,904          0     XXX
8399997.        Total - Bonds -
                Part 3                                                            5,541,827,616 5,444,625,806 16,464,705     XXX
8399999.        Total - Bonds                                                     5,541,827,616 5,444,625,806 16,464,705     XXX
PREFERRED
STOCKS - INDUSTRIAL AND MISCELLANEOUS
78632@   12 6   SADLERS BAR-B-QUE          03/30/2009 Various           6,183.940         6,184                              P5A
80909#   12 6   SCITOR HOLDINGS            01/02/2009 HIMCO
                INC JUNIOR                            OPERATIONAL
                                                      TRANSACTION           2.200         2,200                             P5A*
80909#   11 8   SCITOR HOLDINGS            01/02/2009 HIMCO
                INC SENIOR                            OPERATIONAL
                                                      TRANSACTION           2.200         2,200                             P5A*
8499999.        Total - Preferred
                Stocks -
                Industrial &
                Miscellaneous                                                            10,584           XXX          0     XXX
8999997.        Total - Preferred
                Stocks - Part 3                                                          10,584           XXX          0     XXX


                                     QE04.2

                               SCHEDULE D - PART 3
     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                                            6                                   ACCRUED     OR
      1                                        4             5          NUMBER OF        7                     INTEREST    MARKET
    CUSIP           2                3        DATE        NAME OF       SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION  DESCRIPTION        FOREIGN  ACQUIRED       VENDOR         STOCK        COST       PAR VALUE    DIVIDENDS    (a)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
8999999.        Total - Preferred Stocks                                                 10,584           XXX          0     XXX
COMMON STOCKS- INDUSTRIAL AND MISCELLANEOUS
629377   50 8  NRG ENERGY INC              02/12/2009 HIMCO OPERATIONAL   468.000                         XXX                L
                                                      TRANSACTION
9099999.        Total - Common Stocks - Industrial & Miscellaneous                            0           XXX          0     XXX
COMMON STOCKS - MONEY MARKET MUTUAL FUNDS
416645          HARTFORD ADVISORS FUND-A   03/31/2009 DIVIDEND
                                                      REINVESTMENT        920.657         9,446           XXX
416645          HARTFORD TOTAL RETURN
                BOND-A                     03/04/2009 DIVIDEND
                                                      REINVESTMENT      1,043.051         9,737           XXX
9399999.        Total - Common
                Stocks - Money
                Market Mutual
                Funds                                                                    19,183           XXX          0     XXX
9799997.        Total - Common
                Stocks - Part 3                                                          19,183           XXX          0     XXX
9799999.        Total - Common
                Stocks                                                                   19,183           XXX          0     XXX
9899999.        Total - Preferred
                and Common Stocks                                                        29,767           XXX          0     XXX
9999999.        Total - Bonds,
                Preferred and
                Common Stocks                                                      5,541,857,38           XXX 16,464,705     XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE04.3

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
----------------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
36200Q 3L 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   5,468     5,468
36200R YQ 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,870     4,870
36200U WJ 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      16        16
36200W Y9 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  41,435    41,435
36201A UL 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     618       618
36201C PY 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     314       314
36201F Q6 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,544     1,544
36201F UH 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,283     2,283
36201F UQ 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,473     1,473
36201F UR 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,020     1,020
36201F X6 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  20,877    20,877
36201H WX 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,912     1,912
36201J F6 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,493     4,493
36201J FD 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   6,995     6,995
36201K KP 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      33        33
36201L 6T 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,336     2,336
36201L 6V 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     693       693
36201L 7K 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     207       207
36201M G8 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  12,351    12,351
36201M JU 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  27,048    27,048
36201Q 2F 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,256     1,256
36201T AM 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,902     2,902
36203L CQ 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,645     1,645
362059 RM 1    GNMA 30YR           02/01/2009 SCHEDULED REDEMPTION                     208       208
362060 SE 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     577       577
36208E BT 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     431       431
36209D R8 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,879     1,879
36209N 3L 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      79        79
36209R VG 5    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      64        64
36209Y X4 5    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     294       294
36211B T8 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     116       116
36211C 2S 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     389       389
36213D 3C 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     176       176
36213E AB 2    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,134     1,134
36213E SK 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  19,230    19,230
36213E YS 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,929     1,929
36213G AL 5    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,033     1,033
36213G TY 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     103       103
36213J LL 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,613     1,613
36213N LL 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  46,525    46,525
36213S KL 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     138       138
36213U C9 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      67        67
36213X T5 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,680     2,680
36213X T6 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,030     2,030
362158 DT 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     164       164
362161 6H 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     167       167
362162 G9 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     128       128
36217F 6S 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     961       961
36217V DA 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     141       141

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
36200Q 3L 6          5,624      5,966                      (498)                 (498)
36200R YQ 9          5,008      5,343                      (473)                 (473)
36200U WJ 0             16         17                        (1)                   (1)
36200W Y9 6         42,613     44,132                    (2,697)               (2,697)
36201A UL 0            647        681                       (63)                  (63)
36201C PY 4            319        324                       (10)                  (10)
36201F Q6 7          1,587      1,653                      (109)                 (109)
36201F UH 8          2,348      2,470                      (186)                 (186)
36201F UQ 8          1,515      1,598                      (124)                 (124)
36201F UR 6          1,049      1,114                       (94)                  (94)
36201F X6 9         21,187     21,673                      (796)                 (796)
36201H WX 7          1,939      1,974                       (62)                  (62)
36201J F6 1          4,621      4,944                      (450)                 (450)
36201J FD 6          7,302      7,315                      (320)                 (320)
36201K KP 0             34         35                        (2)                   (2)
36201L 6T 6          2,448      2,696                      (360)                 (360)
36201L 6V 1            726        820                      (127)                 (127)
36201L 7K 4            217        240                       (33)                  (33)
36201M G8 9         12,685     13,475                    (1,123)               (1,123)
36201M JU 7         27,851     29,864                    (2,816)               (2,816)
36201Q 2F 9          1,292      1,331                       (74)                  (74)
36201T AM 9          2,984      3,053                      (151)                 (151)
36203L CQ 3          1,679      1,717                       (72)                  (72)
362059 RM 1            207        208                         0                     0
362060 SE 6            626        579                        (2)                   (2)
36208E BT 9            444        492                       (61)                  (61)
36209D R8 9          1,915      2,017                      (138)                 (138)
36209N 3L 4             81         83                        (4)                   (4)
36209R VG 5             65         66                        (2)                   (2)
36209Y X4 5            300        304                       (10)                  (10)
36211B T8 7            118        118                        (2)                   (2)
36211C 2S 0            396        406                       (17)                  (17)
36213D 3C 0            179        182                        (6)                   (6)
36213E AB 2          1,166      1,208                       (74)                  (74)
36213E SK 3         19,515     19,973                      (743)                 (743)
36213E YS 9          1,984      2,105                      (177)                 (177)
36213G AL 5          1,053      1,090                       (57)                  (57)
36213G TY 7            105        111                        (8)                   (8)
36213J LL 7          1,658      1,790                      (177)                 (177)
36213N LL 8         47,310     48,521                    (1,996)               (1,996)
36213S KL 8            141        147                        (9)                   (9)
36213U C9 9             70         70                        (3)                   (3)
36213X T5 3          2,754      2,879                      (200)                 (200)
36213X T6 1          2,086      2,178                      (148)                 (148)
362158 DT 1            182        181                       (17)                  (17)
362161 6H 9            167        167                         0                     0
362162 G9 4            128        128                         0                     0
36217F 6S 3            961        961                         1                     1
36217V DA 9            141        141                         0                     0



                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (A)
----------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
36200Q 3L 6            5,468                          0          79 02/01/2032         1
36200R YQ 9            4,870                          0          78 01/01/2032         1
36200U WJ 0               16                          0           0 09/01/2031         1
36200W Y9 6           41,435                          0         672 08/01/2032         1
36201A UL 0              618                          0          10 07/01/2032         1
36201C PY 4              314                          0           5 01/01/2032         1
36201F Q6 7            1,544                          0          24 05/01/2032         1
36201F UH 8            2,283                          0          33 04/01/2032         1
36201F UQ 8            1,473                          0          21 04/01/2032         1
36201F UR 6            1,020                          0          15 04/01/2032         1
36201F X6 9           20,877                          0         230 02/01/2032         1
36201H WX 7            1,912                          0          27 06/01/2032         1
36201J F6 1            4,493                          0          73 05/01/2032         1
36201J FD 6            6,995                          0         109 04/01/2032         1
36201K KP 0               33                          0           0 04/01/2032         1
36201L 6T 6            2,336                          0          36 07/01/2032         1
36201L 6V 1              693                          0          11 07/01/2032         1
36201L 7K 4              207                          0           3 08/01/2032         1
36201M G8 9           12,351                          0         214 06/01/2032         1
36201M JU 7           27,048                          0         433 07/01/2032         1
36201Q 2F 9            1,256                          0          18 08/01/2032         1
36201T AM 9            2,902                          0          42 08/01/2032         1
36203L CQ 3            1,645                          0          28 09/01/2023         1
362059 RM 1              208                          0           3 04/01/2009         1
362060 SE 6              577                          0          10 04/01/2009         1
36208E BT 9              431                          0           6 05/01/2031         1
36209D R8 9            1,879                          0          22 09/01/2031         1
36209N 3L 4               79                          0           1 07/01/2029         1
36209R VG 5               64                          0           1 08/01/2030         1
36209Y X4 5              294                          0           5 09/01/2031         1
36211B T8 7              116                          0           2 06/01/2029         1
36211C 2S 0              389                          0           6 07/01/2029         1
36213D 3C 0              176                          0           3 02/01/2032         1
36213E AB 2            1,134                          0          16 05/01/2032         1
36213E SK 3           19,230                          0         271 01/01/2032         1
36213E YS 9            1,929                          0          31 04/01/2032         1
36213G AL 5            1,033                          0          16 02/01/2032         1
36213G TY 7              103                          0           2 11/01/2031         1
36213J LL 7            1,613                          0          27 05/01/2032         1
36213N LL 8           46,525                          0         755 12/01/2031         1
36213S KL 8              138                          0           2 08/01/2031         1
36213U C9 9               67                          0           1 11/01/2031         1
36213X T5 3            2,680                          0          32 05/01/2032         1
36213X T6 1            2,030                          0          32 05/01/2032         1
362158 DT 1              164                          0           4 05/01/2016         1
362161 6H 9              167                          0           3 02/01/2017         1
362162 G9 4              128                          0           2 01/01/2017         1
36217F 6S 3              961                          0          18 02/01/2017         1
36217V DA 9              141                          0           3 03/01/2017         1


                                      QE05

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7             8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
--------------------------------------------------------------------------------------------------------
36218N NQ 0    GNMA 30YR           03/01/2009 SCHEDULED                                398           398
                                              REDEMPTION
36219L SM 7    GNMA 30YR           03/01/2009 SCHEDULED                                337           337
                                              REDEMPTION
362052 H4 7    GNMA 30YR           03/01/2009 SCHEDULED                                438           438
               1977-79                        REDEMPTION
36219L AC 8    GNMA 30YR           03/01/2009 SCHEDULED                                209           209
               1980-86                        REDEMPTION
36225B ND 6    GNMA 30YR           03/01/2009 SCHEDULED                             28,111        28,111
               PLATINUM                       REDEMPTION
36225B PM 4    GNMA 30YR           03/01/2009 SCHEDULED                             96,573        96,573
               PLATINUM                       REDEMPTION
36202E AL 3    GNMA2 30YR          03/01/2009 SCHEDULED                            171,693       171,693
                                              REDEMPTION
912810 QA 9    TREASURY            03/17/2009 Various                           12,035,344    12,570,000
               BOND
912828 BV 1    TREASURY            01/15/2009 MATURED                              110,000       110,000
               NOTE
912828 HA 1    TREASURY            03/03/2009 BANC OF                            1,616,908     1,415,000
               NOTE                           AMERICA
                                              SECURITIES
                                              LLC
912828 JH 4    TREASURY            03/03/2009 CITIGROUP                            289,440       266,000
               NOTE                           (Salomon/Smith
                                              Barney)
912828 JR 2    TREASURY            03/27/2009 Various                        1,697,592,928 1,546,831,000
               NOTE
912828 JW 1    TREASURY            03/20/2009 Various                          623,567,895   634,525,000
               NOTE
912828 JY 7    TREASURY            02/04/2009 CITIGROUP                        269,493,750   270,000,000
               NOTE                           (Salomon/Smith
                                              Barney)
912828 JZ 4    TREASURY            03/03/2009 CITIGROUP                          2,892,144     2,908,000
               NOTE                           (Salomon/Smith
                                              Barney)
912828 KF 6    TREASURY            03/18/2009 Various                          503,575,464   500,000,000
               NOTE
912828 KJ 8    TREASURY            03/31/2009 MIZUHO                           250,703,125   250,000,000
               NOTE                           SECURITIES
                                              USA INC
0399999.       Total -                                                       3,362,398,804 3,219,146,806
               Bonds -
               US
               Government
Bonds - All Other Government
BRS7L0 SZ 4    JAPAN           D   02/04/2009 MORGAN                           382,784,413   379,782,184
               (GOVERNMENT                    STANLEY
               OF) 10-YR #
               297
BRS4T4 CC 3    JAPAN           D   02/04/2009 MORGAN                           174,347,976   159,855,065
               (GOVT OF)                      STANLEY
               10-YR #
               288
J26160 SB 8    JAPAN           D   02/04/2009 MORGAN                           150,253,424   138,541,056
               (GOVT OF)                      STANLEY
               10-YR #
               264
J26160 ZU 8    JAPAN           D   02/04/2009 MORGAN                           230,092,417   213,140,086
               (GOVT OF)                      STANLEY
               10-YR #
               272
BRS2N6 FF 8    JAPAN           D   02/04/2009 MORGAN                           234,681,126   213,140,086
               (GOVT OF)                      STANLEY
               10-YR #
               282
984998 SC 9    JAPAN           D   02/03/2009 MORGAN                           186,064,405   159,855,065
               (GOVT OF)                      STANLEY
               20-YR # 44
BRS7GH 7Y 9    JAPAN           D   02/05/2009 MORGAN                            55,841,959    53,285,022
               (GOVT OF)                      STANLEY
               2-YR # 274
BRS4W8 H9 2    JAPAN           D   02/04/2009 MORGAN                            56,690,503    53,285,022
               (GOVT OF)                      STANLEY
               5-YR # 66
BRS2PM FX 2    JAPAN           D   02/04/2009 MORGAN                            56,689,971    53,285,022
               (GOVT OF)                      STANLEY
               5-YR # 60
BHM06D M9 0    JAPAN           D   02/04/2009 MORGAN                           264,700,686   263,613,516
               (GOVT OF)                      STANLEY
               5-YR #78
1099999.       Total -                                                       1,792,146,882 1,687,782,122
               Bonds -
               All Other
               Government
BONDS - US SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K F3 4    FGOLD 15YR          03/01/2009 SCHEDULED                              7,729         7,729
                                              REDEMPTION
31288D 6V 6    FGOLD 30YR          03/01/2009 SCHEDULED                             22,482        22,482
                                              REDEMPTION
31288F 6X 7    FGOLD 30YR          03/01/2009 SCHEDULED                             10,414        10,414
                                              REDEMPTION
31292G Y5 9    FGOLD 30YR          03/01/2009 SCHEDULED                              1,250         1,250
                                              REDEMPTION
31292H 4H 4    FGOLD 30YR          03/01/2009 SCHEDULED                            258,200       258,200
                                              REDEMPTION
31292H SQ 8    FGOLD 30YR          03/01/2009 SCHEDULED                             14,183        14,183
                                              REDEMPTION
31296J TJ 5    FGOLD 30YR          03/01/2009 SCHEDULED                            124,102       124,102
                                              REDEMPTION
31296K X7 3    FGOLD 30YR          03/01/2009 SCHEDULED                                287           287
                                              REDEMPTION
31296N LJ 4    FGOLD 30YR          03/01/2009 SCHEDULED                                600           600
                                              REDEMPTION
31296P TL 6    FGOLD 30YR          03/01/2009 SCHEDULED                            267,014       267,014
                                              REDEMPTION
31296S AC 0    FGOLD 30YR          03/01/2009 SCHEDULED                              8,273         8,273
                                              REDEMPTION
31296U EU 1    FGOLD 30YR          03/01/2009 SCHEDULED                                814           814
                                              REDEMPTION
31296U H9 5    FGOLD 30YR          03/01/2009 SCHEDULED                                425           425
                                              REDEMPTION
31296X TY 1    FGOLD 30YR          03/01/2009 SCHEDULED                                283           283
                                              REDEMPTION
31297A 3S 1    FGOLD 30YR          03/01/2009 SCHEDULED                             84,001        84,001
                                              REDEMPTION
31297A 3T 9    FGOLD 30YR          03/01/2009 SCHEDULED                             20,707        20,707
                                              REDEMPTION
31297A 5J 9    FGOLD 30YR          03/01/2009 SCHEDULED                             92,417        92,417
                                              REDEMPTION
31297A 5K 6    FGOLD 30YR          03/01/2009 SCHEDULED                             41,067        41,067
                                              REDEMPTION

                                                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                           ----------------------------------------------------------
                                                                          13
                                   10                                  CURRENT                   15
                               PRIOR YEAR      11           12          YEAR'S      14          TOTAL
                                  BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL       FOREIGN
      1                         ADJUSTED    VALUATION     YEAR'S      TEMPORARY  CHANGE IN     EXCHANGE
    CUSIP            9          CARRYING    INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.    CHANGE IN
IDENTIFICATION  ACTUAL COST      VALUE     (DECREASE)    ACCRETION    RECOGNIZED (11+12-13)   B./A.C.V.
-------------------------------------------------------------------------------------------------------
36218N NQ 0              442           474                       (76)                  (76)

36219L SM 7              374           386                       (49)                  (49)

362052 H4 7              436           438                         0                     0

36219L AC 8              232           244                       (36)                  (36)

36225B ND 6           28,946        30,826                    (2,714)               (2,714)

36225B PM 4           98,781       103,681                    (7,108)               (7,108)

36202E AL 3          178,292       179,452                    (7,760)               (7,760)

912810 QA 9       12,464,845                                      20                    20

912828 BV 1          112,454       110,021                       (21)                  (21)

912828 HA 1        1,584,137     1,582,444                    (2,957)               (2,957)



912828 JH 4          270,697       270,640                       (70)                  (70)


912828 JR 2    1,719,230,995   684,248,161                  (367,301)             (367,301)

912828 JW 1      626,529,895                                  18,166                18,166

912828 JY 7      269,809,688                                                             0


912828 JZ 4        2,870,741                                      60                    60


912828 KF 6      498,554,688                                     488                   488

912828 KJ 8      250,656,559                                    (347)                 (347)


0399999.       3,382,621,643   686,765,306          0       (384,197)          0  (384,197)          0



BONDS - ALL OTHER GOVERNMENT
BRS7L0 SZ 4      386,398,436   381,592,911                   (58,251)              (58,251)  4,795,219



BRS4T4 CC 3      165,552,299   171,321,668                   (57,583)              (57,583) (5,815,096)



J26160 SB 8      143,234,827   148,206,399                   (74,211)              (74,211) (5,030,504)



J26160 ZU 8      219,890,233   227,541,684                   (90,535)              (90,535) (7,723,347)



BRS2N6 FF 8      223,601,002   231,357,673                  (121,141)             (121,141) (7,852,871)



984998 SC 9      176,136,303   182,222,689                  (120,656)             (120,656) (6,185,104)


BRS7GH 7Y 9       53,320,723    55,192,742                    (1,767)               (1,767) (1,873,383)


BRS4W8 H9 2       53,922,843    55,804,622                   (15,580)              (15,580) (1,894,152)


BRS2PM FX 2       54,036,340    55,914,316                   (25,059)              (25,059) (1,897,875)


BHM06D M9 0      265,574,800   262,272,619                   (36,144)              (36,144)  3,295,802


1099999.       1,741,667,807 1,771,427,325          0       (600,927)          0  (600,927) 30,181,311



BONDS - US SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K F3 4            8,436         8,209                      (480)                 (480)

31288D 6V 6           23,237        23,174                      (692)                 (692)

31288F 6X 7           10,764        10,835                      (421)                 (421)

31292G Y5 9            1,273         1,285                       (35)                  (35)

31292H 4H 4          254,488       254,610                      3,590                 3,590

31292H SQ 8           14,659        14,768                      (585)                 (585)

31296J TJ 5          125,033       125,118                    (1,016)               (1,016)

31296K X7 3              297           305                       (18)                  (18)

31296N LJ 4              621           630                       (29)                  (29)

31296P TL 6          268,891       268,990                    (1,976)               (1,976)

31296S AC 0            8,551         8,601                      (327)                 (327)

31296U EU 1              842           858                       (43)                  (43)

31296U H9 5              439           444                       (20)                  (20)

31296X TY 1              293           306                       (23)                  (23)

31297A 3S 1           80,392        80,639                     3,363                  3,363

31297A 3T 9           19,817        19,748                       959                    959

31297A 5J 9           88,446        88,470                     3,947                  3,947

31297A 5K 6           39,302        39,451                     1,616                  1,616






                                                                                              22
                                  17                                   20                    NAIC
                    16          FOREIGN       18         19           BOND                  DESIG-
                   BOOK/       EXCHANGE    REALIZED     TOTAL       INTEREST/               NATION
                 ADJUSTED        GAIN        GAIN       GAIN          STOCK                   OR
      1          CARRYING       (LOSS)      (LOSS)     (LOSS)       DIVIDENDS      21       MARKET
    CUSIP        VALUE AT         ON          ON         ON         RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE   DISPOSAL    DISPOSAL   DISPOSAL     DURING YEAR    DATE       (A)
---------------------------------------------------------------------------------------------------
36218N NQ 0              398                                    0            9 07/01/2019         1

36219L SM 7              337                                    0            8 09/01/2018         1

362052 H4 7              438                                    0            7 05/01/2009         1

36219L AC 8              209                                    0            5 09/01/2018         1

36225B ND 6           28,111                                    0          416 05/01/2031         1

36225B PM 4           96,573                                    0        1,504 09/01/2031         1

36202E AL 3          171,693                                    0        2,355 09/01/2034         1

912810 QA 9       12,464,865                (429,521)    (429,521)      31,624 02/15/2039         1

912828 BV 1          110,000                                    0        1,788 01/15/2009         1

912828 HA 1        1,579,487                  37,421       37,421       37,134 08/15/2017         1



912828 JH 4          270,570                  18,870       18,870        5,878 08/15/2018         1


912828 JR 2    1,718,672,711             (21,079,783) (21,079,783)  12,064,385 11/15/2018         1

912828 JW 1      626,548,060              (2,980,165)  (2,980,165)   1,031,190 12/31/2013         1

912828 JY 7      269,809,688                (315,938)    (315,938)      32,631 01/31/2011         1


912828 JZ 4        2,870,801                  21,343       21,343        4,780 01/31/2014         1


912828 KF 6      498,555,175               5,020,289    5,020,289      476,393 02/28/2014         1

912828 KJ 8      250,656,212                  46,913       46,913       11,954 03/31/2014         1


0399999.       3,382,059,374          0  (19,660,570) (19,660,570)  13,705,492        XXX       XXX



BONDS - ALL OTHER GOVERNMENT
BRS7L0 SZ 4      386,329,880 (1,227,511)  (2,317,956)  (3,545,467)     666,027 12/20/2018       1FE



BRS4T4 CC 3      165,448,990   7,417,876   1,481,110    8,898,987    1,064,476 09/20/2017       1FE



J26160 SB 8      143,101,684   6,413,365     738,376    7,151,740      814,962 09/20/2014       1FE



J26160 ZU 8      219,727,802   9,847,505     517,110   10,364,615    1,170,202 09/20/2015       1FE



BRS2N6 FF 8      223,383,660  10,013,147   1,284,319   11,297,466    1,420,047 09/20/2016       1FE



984998 SC 9      175,916,929   7,879,781   2,267,695   10,147,476    1,557,530 03/20/2020       1FE


BRS7GH 7Y 9       53,317,592   2,364,726     159,641    2,524,367       75,011 11/15/2010       1FE


BRS4W8 H9 2       53,894,891   2,416,111     379,502    2,795,613      229,593 09/20/2012       1FE


BRS2PM FX 2       53,991,382   2,420,341     278,248    2,698,589      250,465 09/20/2011       1FE


BHM06D M9 0      265,532,277   (842,518)      10,927     (831,591)     297,980 12/20/2013       1FE


1099999.       1,740,645,087  46,702,821   4,798,973   51,501,794    7,546,293        XXX       XXX



BONDS - US SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K F3 4            7,729                                    0          106 12/01/2016         1

31288D 6V 6           22,482                                    0          334 10/01/2032         1

31288F 6X 7           10,414                                    0          146 03/01/2033         1

31292G Y5 9            1,250                                    0           21 03/01/2029         1

31292H 4H 4          258,200                                    0        2,960 12/01/2033         1

31292H SQ 8           14,183                                    0          201 11/01/2032         1

31296J TJ 5          124,102                                    0        1,656 06/01/2033         1

31296K X7 3              287                                    0            4 07/01/2033         1

31296N LJ 4              600                                    0            8 10/01/2033         1

31296P TL 6          267,014                                    0        3,614 10/01/2033         1

31296S AC 0            8,273                                    0          111 01/01/2034         1

31296U EU 1              814                                    0           11 03/01/2034         1

31296U H9 5              425                                    0            6 08/01/2034         1

31296X TY 1              283                                    0            4 05/01/2034         1

31297A 3S 1           84,001                                    0        1,009 06/01/2034         1

31297A 3T 9           20,707                                    0          232 06/01/2034         1

31297A 5J 9           92,417                                    0        1,116 06/01/2034         1

31297A 5K 6           41,067                                    0          448 06/01/2034         1


                                     QE05.1

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
----------------------------------------------------------------------------------------------------
31297B AM 4    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  50,286    50,286

31297E J7 2    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  74,202    74,202

31297E L8 7    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  62,642    62,642

31298E P7 4    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                      19        19

31298F JL 7    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                     181       181

3128KW BV 4    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   1,015     1,015
               ALT-A
3128L0 YL 0    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   7,515     7,515
               ALT-A
3128L4 7D 0    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  46,844    46,844
               ALT-A
3128L4 G6 5    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   1,042     1,042
               ALT-A
31283H QX 6    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  10,321    10,321
               GIANT
31283H UA 1    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  12,505    12,505
               GIANT
31283H XH 3    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   5,856     5,856
               GIANT
31283H Y5 8    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  60,118    60,118
               GIANT
3128M6 ZY 7    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION               1,010,215 1,010,215
               GIANT
3128M6 JY 5    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                 741,189   741,189
               GIANT
               AGENCY
               ALT-A
313421 MH 9    FH 1/1 1Y           03/01/2009 SCHEDULED REDEMPTION                   1,202     1,202
               CMT ARM
3128Q2 CU 5    FH 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION               1,149,281 1,149,281
               CMT ARM
3128JM M8 7    FH 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 142,764   142,764
               LIBOR ARM
3128S4 BJ 5    FHLMC 12M           03/01/2009 SCHEDULED REDEMPTION                 395,192   395,192
               LIBOR ARM
313401 GK 1    FHLMC 30YR          02/01/2009 SCHEDULED REDEMPTION                      27        27
313401 GR 6    FHLMC 30YR          03/01/2009 SCHEDULED REDEMPTION                     337       337
313401 GT 2    FHLMC 30YR          03/01/2009 SCHEDULED REDEMPTION                      68        68
3128NH 2N 2    FHLMC 5/1           03/01/2009 SCHEDULED REDEMPTION                  74,359    74,359
               1YR LIBOR
               ARM
3133TP QW 2    FHLMC_2252          03/01/2009 SCHEDULED REDEMPTION                  23,683    23,683
31339W A6 3    FHLMC_2426C         03/01/2009 SCHEDULED REDEMPTION                 224,617   224,617
31339W NG 7    FHLMC_2439          03/01/2009 SCHEDULED REDEMPTION                 279,625   279,625
31392R 4A 6    FHLMC_2471          03/01/2009 SCHEDULED REDEMPTION                 236,559   236,559
31395T V3 5    FHLMC_2976          03/01/2009 SCHEDULED REDEMPTION                 288,035   288,035
31407G CY 2    FN 5/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 378,134   378,134
               CMT ARM
31362P VJ 7    FN 5/12             03/01/2009 SCHEDULED REDEMPTION                     177       177
               11TH COFI
               ARM
31362J UN 3    FN 6/12             03/01/2009 SCHEDULED REDEMPTION                   2,977     2,977
               11TH COFI
               ARM
31403C 7J 4    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 135,591   135,591
               CMT ARM
31406X XD 9    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 928,550   928,550
               CMT ARM
31407B YA 1    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 362,690   362,690
               CMT ARM
31405C NR 6    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 349,685   349,685
               LIBOR ARM
31406E QG 2    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 836,904   836,904
               LIBOR ARM
31406M 3F 1    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 223,287   223,287
               LIBOR ARM
31407B YC 7    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 291,557   291,557
               LIBOR ARM
31407E MH 3    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 484,611   484,611
               LIBOR ARM
31371K KS 9    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,986     4,986
31371K NG 2    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,540     1,540
31371K QE 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  11,361    11,361
31371K RD 5    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,607     1,607
31371K SB 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   3,138     3,138
31371K WE 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  94,443    94,443
31374T QF 9    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   2,815     2,815
31379J KH 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   9,666     9,666
31379T W2 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,652     4,652
31382H BS 3    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  14,610    14,610

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
31297B AM 4         48,125     48,262                      2,024                2,024

31297E J7 2         76,939     77,322                     (3,120)              (3,120)

31297E L8 7         64,952     65,379                     (2,737)              (2,737)

31298E P7 4             19         19                          0                    0

31298F JL 7            181        180                          1                    1

3128KW BV 4          1,054      1,050                        (35)                 (35)

3128L0 YL 0          7,806      7,787                       (272)                (272)

3128L4 7D 0         48,660     48,447                     (1,602)              (1,602)

3128L4 G6 5          1,083      1,078                        (36)                 (36)

31283H QX 6         10,667     10,771                       (450)                (450)

31283H UA 1         12,925     13,044                       (539)                (539)

31283H XH 3          6,053      6,116                       (259)                (259)

31283H Y5 8         63,311     63,723                     (3,606)              (3,606)

3128M6 ZY 7      1,037,995  1,037,499                    (27,284)             (27,284)

3128M6 JY 5        749,064    748,886                     (7,697)              (7,697)



313421 MH 9          1,200      1,202                                               0

3128Q2 CU 5      1,159,335  1,157,673                     (8,392)              (8,392)

3128JM M8 7        143,121    143,019                       (256)                (256)

3128S4 BJ 5        394,374    394,574                        618                  618

313401 GK 1             27         27                                               0
313401 GR 6            335        336                          0                    0
313401 GT 2             67         67                          0                    0
3128NH 2N 2         74,516     74,516                       (157)                (157)


3133TP QW 2         24,483     24,740                     (1,056)              (1,056)
31339W A6 3        230,341    230,336                     (5,718)              (5,718)
31339W NG 7        276,086    279,014                        611                  611
31392R 4A 6        244,100    238,827                     (2,268)              (2,268)
31395T V3 5        284,794    285,929                      2,106                2,106
31407G CY 2        379,887    379,632                     (1,499)              (1,499)

31362P VJ 7            176        119                         58                   58


31362J UN 3          2,900      2,918                         59                   59


31403C 7J 4        133,806    134,240                      1,351                1,351

31406X XD 9        934,681    934,676                     (6,126)              (6,126)

31407B YA 1        365,893    365,348                     (2,658)              (2,658)

31405C NR 6        351,466    351,361                     (1,676)              (1,676)

31406E QG 2        844,768    843,257                     (6,353)              (6,353)

31406M 3F 1        224,243    224,117                       (830)                (830)

31407B YC 7        293,915    293,143                     (1,586)              (1,586)

31407E MH 3        491,010    489,045                     (4,433)              (4,433)

31371K KS 9          5,181      5,245                       (259)                (259)
31371K NG 2          1,608      1,625                        (85)                 (85)
31371K QE 4         11,865     11,960                       (599)                (599)
31371K RD 5          1,678      1,694                        (87)                 (87)
31371K SB 8          3,278      3,308                       (170)                (170)
31371K WE 7         94,830     94,778                       (334)                (334)
31374T QF 9          2,850      2,835                        (20)                 (20)
31379J KH 8          9,801      9,734                        (67)                 (67)
31379T W2 6          4,654      4,654                         (2)                  (2)
31382H BS 3         14,333     14,437                        173                  173

                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (a)
----------------------------------------------------------------------------------------
31297B AM 4           50,286                          0         509 06/01/2034     1

31297E J7 2           74,202                          0       1,082 09/01/2034     1

31297E L8 7           62,642                          0         867 09/01/2034     1

31298E P7 4               19                          0           0 12/01/2030     1

31298F JL 7              181                          0           3 01/01/2031     1

3128KW BV 4            1,015                          0          15 09/01/2037     1

3128L0 YL 0            7,515                          0         121 11/01/2037     1

3128L4 7D 0           46,844                          0         702 01/01/2038     1

3128L4 G6 5            1,042                          0          15 01/01/2038     1

31283H QX 6           10,321                          0         145 03/01/2032     1

31283H UA 1           12,505                          0         177 12/01/2032     1

31283H XH 3            5,856                          0          81 06/01/2033     1

31283H Y5 8           60,118                          0         870 12/01/2033     1

3128M6 ZY 7        1,010,215                          0      14,109 11/01/2038     1

3128M6 JY 5          741,189                          0      10,249 01/01/2038     1



313421 MH 9            1,202                          0          14 04/01/2017     1

3128Q2 CU 5        1,149,281                          0      12,029 06/01/2035     1

3128JM M8 7          142,764                          0       1,801 07/01/2035     1

3128S4 BJ 5          395,192                          0       5,405 03/01/2036     1

313401 GK 1               27                          0           1 06/01/2009     1
313401 GR 6              337                          0           9 09/01/2009     1
313401 GT 2               68                          0           2 09/01/2009     1
3128NH 2N 2           74,359                          0         735 06/01/2037     1


3133TP QW 2           23,683                          0         368 09/01/2030     1
31339W A6 3          224,617                          0       3,070 03/01/2017     1
31339W NG 7          279,625                          0       4,022 09/01/2030     1
31392R 4A 6          236,559                          0       3,423 02/01/2031     1
31395T V3 5          288,035                          0       2,894 01/01/2033     1
31407G CY 2          378,134                          0       3,505 05/01/2035     1

31362P VJ 7              177                          0           2 09/01/2018     1


31362J UN 3            2,977                          0          29 06/01/2028     1


31403C 7J 4          135,591                          0       1,515 12/01/2035     1

31406X XD 9          928,550                          0      11,430 05/01/2035     1

31407B YA 1          362,690                          0       3,815 07/01/2035     1

31405C NR 6          349,685                          0       3,669 06/01/2034     1

31406E QG 2          836,904                          0       9,044 07/01/2035     1

31406M 3F 1          223,287                          0       2,573 03/01/2035     1

31407B YC 7          291,557                          0       2,658 07/01/2035     1

31407E MH 3          484,611                          0       5,590 06/01/2035     1

31371K KS 9            4,986                          0          84 01/01/2017     1
31371K NG 2            1,540                          0          25 04/01/2017     1
31371K QE 4           11,361                          0         186 05/01/2017     1
31371K RD 5            1,607                          0          26 06/01/2017     1
31371K SB 8            3,138                          0          47 07/01/2017     1
31371K WE 7           94,443                          0       1,063 12/01/2017     1
31374T QF 9            2,815                          0          41 04/01/2014     1
31379J KH 8            9,666                          0         137 05/01/2013     1
31379T W2 6            4,652                          0          61 05/01/2013     1
31382H BS 3           14,610                          0         186 04/01/2014     1


                                     QE05.2

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
----------------------------------------------------------------------------------------------------
31384V ZR 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,426     1,426
31384X 3K 2    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  15,210    15,210
31386D UB 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     360       360
31386F YK 5    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,267     1,267
31387F GV 0    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   6,433     6,433
31388C 3E 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  42,223    42,223
31388C 4X 5    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   5,097     5,097
31389G TU 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,169     1,169
31389L D8 9    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,267     4,267
31389N NB 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   2,199     2,199
31389V S5 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,669     4,669
31389V SY 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,230     1,230
31389X 6A 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     914       914
31390C AN 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     200       200
31390D HH 0    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     476       476
31390H CA 1    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   2,932     2,932
31390H CH 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     229       229
31390M HB 3    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,775     1,775
31400S Z9 3    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                 137,210   137,210
31402U TY 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  55,605    55,605
31403B 3Y 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                 201,355   201,355
31403B 3Z 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  52,471    52,471
313633 UK 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      97        97
31363C MM 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      12        12
31371J L4 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     150       150
31371J XA 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,447     2,447
31371K HY 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  10,801    10,801
31371K WJ 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 144,362   144,362
31371K XY 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  38,677    38,677
31371L DH 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 336,256   336,256
31382S GP 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  91,628    91,628
31383P 2X 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     254       254
31383R FV 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,043     4,043
31383W X7 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     141       141
31385H 5B 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 137,835   137,835
31385J GG 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  15,231    15,231
31385J P5 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  80,466    80,466
31385J RN 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  97,514    97,514
31386E C4 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,287     1,287
31386H CG 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,456     1,456
31386H MR 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,068     2,068
31386M ZB 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,805     2,805
31386P UJ 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     539       539
31386R KK 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     788       788
31387H V5 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     519       519
31387T X2 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     961       961
31387U V6 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  71,469    71,469
31388M NB 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     256       256
31388N Q6 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  14,453    14,453
                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
31384V ZR 6          1,470      1,499                    (73)                     (73)
31384X 3K 2         15,676     16,000                   (790)                    (790)
31386D UB 4            371        388                    (27)                     (27)
31386F YK 5          1,293      1,319                    (52)                     (52)
31387F GV 0          6,630      6,709                   (276)                    (276)
31388C 3E 8         43,714     44,096                 (1,873)                  (1,873)
31388C 4X 5          5,277      5,297                   (200)                    (200)
31389G TU 4          1,220      1,232                    (64)                     (64)
31389L D8 9          4,456      4,522                   (255)                    (255)
31389N NB 7          2,296      2,320                   (121)                    (121)
31389V S5 7          4,876      4,902                   (234)                    (234)
31389V SY 4          1,284      1,287                    (58)                     (58)
31389X 6A 6            955        963                    (49)                     (49)
31390C AN 6            209        216                    (16)                     (16)
31390D HH 0            497        503                    (27)                     (27)
31390H CA 1          3,062      3,154                   (222)                    (222)
31390H CH 6            240        246                    (16)                     (16)
31390M HB 3          1,854      1,878                   (102)                    (102)
31400S Z9 3        143,084    143,190                 (5,980)                  (5,980)
31402U TY 8         55,833     55,791                   (186)                    (186)
31403B 3Y 7        202,181    201,996                   (641)                    (641)
31403B 3Z 4         52,686     52,645                   (174)                    (174)
313633 UK 3            107        104                     (7)                      (7)
31363C MM 8             13         14                     (2)                      (2)
31371J L4 4            154        169                    (20)                     (20)
31371J XA 7          2,500      2,621                   (175)                    (175)
31371K HY 0         10,724     10,629                    173                      173
31371K WJ 6        147,565    151,355                 (6,994)                  (6,994)
31371K XY 2         39,523     40,344                 (1,668)                  (1,668)
31371L DH 9        338,515    339,032                 (2,776)                  (2,776)
31382S GP 0         94,907    104,870                (13,242)                 (13,242)
31383P 2X 3            257        257                     (4)                      (4)
31383R FV 9          3,958      3,880                    163                      163
31383W X7 1            138        134                      7                        7
31385H 5B 4        141,981    142,976                 (5,141)                  (5,141)
31385J GG 7         15,769     17,007                 (1,776)                  (1,776)
31385J P5 1         82,886     83,481                 (3,016)                  (3,016)
31385J RN 0        100,448    101,242                 (3,727)                  (3,727)
31386E C4 8          1,324      1,364                    (77)                     (77)
31386H CG 4          1,481      1,539                    (83)                     (83)
31386H MR 9          2,114      2,258                   (189)                    (189)
31386M ZB 9          2,855      2,909                   (104)                    (104)
31386P UJ 0            551        575                    (36)                     (36)
31386R KK 4            805        843                    (55)                     (55)
31387H V5 6            527        557                    (38)                     (38)
31387T X2 5            969        986                    (25)                     (25)
31387U V6 5         72,061     72,627                 (1,158)                  (1,158)
31388M NB 0            260        271                    (15)                     (15)
31388N Q6 6         14,888     14,896                   (443)                    (443)

                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (a)
----------------------------------------------------------------------------------------
31384V ZR 6          1,426                            0         23  08/01/2015     1
31384X 3K 2         15,210                            0        224  06/01/2015     1
31386D UB 4            360                            0          6  12/01/2015     1
31386F YK 5          1,267                            0         20  01/01/2016     1
31387F GV 0          6,433                            0        116  06/01/2016     1
31388C 3E 8         42,223                            0        733  11/01/2016     1
31388C 4X 5          5,097                            0         79  11/01/2016     1
31389G TU 4          1,169                            0         18  02/01/2017     1
31389L D8 9          4,267                            0         68  03/01/2017     1
31389N NB 7          2,199                            0         34  04/01/2017     1
31389V S5 7          4,669                            0         71  05/01/2017     1
31389V SY 4          1,230                            0         19  05/01/2017     1
31389X 6A 6            914                            0         14  05/01/2017     1
31390C AN 6            200                            0          3  03/01/2017     1
31390D HH 0            476                            0          7  04/01/2017     1
31390H CA 1          2,932                            0         46  05/01/2017     1
31390H CH 6            229                            0          4  05/01/2017     1
31390M HB 3          1,775                            0         28  06/01/2017     1
31400S Z9 3        137,210                            0      1,641  04/01/2018     1
31402U TY 8         55,605                            0        631  09/01/2018     1
31403B 3Y 7        201,355                            0      2,224  09/01/2018     1
31403B 3Z 4         52,471                            0        572  09/01/2018     1
313633 UK 3             97                            0          2  07/01/2019     1
31363C MM 8             12                            0          0  11/01/2019     1
31371J L4 4            150                            0          3  06/01/2030     1
31371J XA 7          2,447                            0         45  03/01/2031     1
31371K HY 0         10,801                            0        159  01/01/2032     1
31371K WJ 6        144,362                            0      2,071  12/01/2032     1
31371K XY 2         38,677                            0        543  01/01/2033     1
31371L DH 9        336,256                            0      4,305  10/01/2033     1
31382S GP 0         91,628                            0      1,474  04/01/2029     1
31383P 2X 3            254                            0          4  09/01/2029     1
31383R FV 9          4,043                            0         58  08/01/2029     1
31383W X7 1            141                            0          2  11/01/2029     1
31385H 5B 4        137,835                            0      1,912  02/01/2032     1
31385J GG 7         15,231                            0        232  06/01/2032     1
31385J P5 1         80,466                            0      1,129  10/01/2032     1
31385J RN 0         97,514                            0      1,381  11/01/2032     1
31386E C4 8          1,287                            0         19  04/01/2031     1
31386H CG 4          1,456                            0         23  12/01/2030     1
31386H MR 9          2,068                            0         39  01/01/2031     1
31386M ZB 9          2,805                            0         39  10/01/2030     1
31386P UJ 0            539                            0          9  01/01/2031     1
31386R KK 4            788                            0         12  02/01/2031     1
31387H V5 6            519                            0          8  05/01/2031     1
31387T X2 5            961                            0         15  07/01/2031     1
31387U V6 5         71,469                            0      1,244  07/01/2031     1
31388M NB 0            256                            0          4  09/01/2031     1
31388N Q6 6         14,453                            0        190  01/01/2032     1


                                     QE05.3






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
-----------------------------------------------------------------------------------------------------
31389C Q8 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,985     4,985
31389F J9 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 129,069   129,069
31389T VH 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  51,136    51,136
31390H ST 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     671       671
31390K CM 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  30,804    30,804
31390K WQ 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,497     2,497
31390P GK 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  40,295    40,295
31390Y PN 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 144,473   144,473
31391F TZ 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 377,452   377,452
31391U C5 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,686     1,686
31391U J2 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,940     1,940
31400C 6B 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,505     2,505
31400F C6 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,082     4,082
31400H YZ 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  16,303    16,303
31400J RY 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 171,702   171,702
31400K G3 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  34,797    34,797
31400K GZ 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   5,629     5,629
31400Q TN 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  25,336    25,336
31400R MA 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,781     2,781
31400R ML 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  16,698    16,698
31400R NT 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     609       609
31400T B2 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   6,303     6,303
31401A GE 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  12,463    12,463
31401B NS 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  63,889    63,889
31402Q LZ 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  60,835    60,835
31402Q TR 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 162,410   162,410
31402X EP 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  21,475    21,475
31402Y GF 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  75,013    75,013
31403B CG 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  11,433    11,433
31403F JF 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  11,401    11,401
31403F JW 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  12,612    12,612
31404M 6Q 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  14,297    14,297
31405A TY 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  18,925    18,925
31405A U9 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 157,623   157,623
31405D D4 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  20,698    20,698
31406A 6Y 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     295       295
31406D EL 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 106,007   106,007
31406D FK 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 163,585   163,585
31406M UD 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 226,696   226,696
31408E G5 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 266,278   266,278
31413Q R4 2    FNMA 30YR           01/01/2009 Various                                    0         0
31414A D5 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 239,338   239,338
31414K 6R 6    FNMA 30YR
               ALT-A               03/01/2009 SCHEDULED REDEMPTION               1,353,975 1,353,975
31414K 6S 4    FNMA 30YR
               ALT-A               03/01/2009 SCHEDULED REDEMPTION                 887,561   887,561
31377T VK 9    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                   7,591     7,591
31377T VL 7    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                   9,036     9,036
31377T WC 6    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                   6,792     6,792
31377T WK 8    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                  16,306    16,306
31410G NB 5    FNMA 30YR
               10/20 INT           03/01/2009 SCHEDULED REDEMPTION               2,305,410 2,305,410
               FIRST

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
-------------------------------------------------------------------------------------------------
31389C Q8 5          5,022     5,090                        (105)                 (105)
31389F J9 4        132,951   133,648                      (4,579)               (4,579)
31389T VH 2         52,674    53,138                      (2,002)               (2,002)
31390H ST 3            679       687                         (16)                  (16)
31390K CM 8         31,579    33,298                      (2,493)               (2,493)
31390K WQ 7          2,585     2,704                        (207)                 (207)
31390P GK 7         42,134    45,301                      (5,006)               (5,006)
31390Y PN 2        148,819   149,885                      (5,412)               (5,412)
31391F TZ 1        390,545   390,504                     (13,052)              (13,052)
31391U C5 2          1,766     1,896                        (210)                 (210)
31391U J2 2          2,032     2,151                        (211)                 (211)
31400C 6B 5          2,522     2,523                         (18)                  (18)
31400F C6 2          4,109     4,121                         (40)                  (40)
31400H YZ 0         16,413    16,404                        (100)                 (100)
31400J RY 7        175,377   175,511                      (3,809)               (3,809)
31400K G3 4         35,031    35,088                        (291)                 (291)
31400K GZ 3          5,666     5,677                         (49)                  (49)
31400Q TN 3         25,507    25,552                        (216)                 (216)
31400R MA 6          2,800     2,801                         (20)                  (20)
31400R ML 2         16,810    16,827                        (128)                 (128)
31400R NT 4            647       645                         (36)                  (36)
31400T B2 2          6,346     6,354                         (51)                  (51)
31401A GE 1         12,546    12,557                         (94)                  (94)
31401B NS 0         64,408    64,485                        (596)                 (596)
31402Q LZ 2         61,244    61,290                        (455)                 (455)
31402Q TR 2        168,043   169,783                      (7,373)               (7,373)
31402X EP 7         21,757    22,039                        (564)                 (564)
31402Y GF 5         75,974    76,038                      (1,025)               (1,025)
31403B CG 6         11,744    12,086                        (653)                 (653)
31403F JF 2         11,494    11,497                         (95)                  (95)
31403F JW 5         12,714    12,710                         (99)                  (99)
31404M 6Q 6         14,015    14,002                         295                   295
31405A TY 9         18,553    18,532                         393                   393
31405A U9 2        154,519   154,146                       3,477                 3,477
31405D D4 6         20,291    20,250                         448                   448
31406A 6Y 3            299       300                          (5)                   (5)
31406D EL 6        107,365   107,428                      (1,421)               (1,421)
31406D FK 7        165,681   165,647                      (2,061)               (2,061)
31406M UD 6        234,560   235,832                      (9,135)               (9,135)
31408E G5 5        257,832   258,043                       8,235                 8,235
31413Q R4 2              0         0                                                 0
31414A D5 8        251,155   251,053                     (11,715)              (11,715)
31414K 6R 6
                  1,405,595 1,399,858                    (45,883)              (45,883)
31414K 6S 4
                   921,399   919,205                     (31,644)              (31,644)
31377T VK 9
                     7,894     7,855                        (264)                 (264)
31377T VL 7
                     9,365     9,322                        (286)                 (286)
31377T WC 6
                     6,831     6,826                         (34)                  (34)
31377T WK 8
                    16,749    16,690                        (385)                 (385)
31410G NB 5
                 2,304,689 2,304,730                         680                   680



                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (a)
----------------------------------------------------------------------------------------
31389C Q8 5            4,985                          0          59 12/01/2031      1
31389F J9 4          129,069                          0       1,913 01/01/2032      1
31389T VH 2           51,136                          0         760 10/01/2032      1
31390H ST 3              671                          0           8 07/01/2033      1
31390K CM 8           30,804                          0         467 06/01/2032      1
31390K WQ 7            2,497                          0          36 08/01/2032      1
31390P GK 7           40,295                          0         593 08/01/2032      1
31390Y PN 2          144,473                          0       2,053 09/01/2032      1
31391F TZ 1          377,452                          0       5,355 09/01/2032      1
31391U C5 2            1,686                          0          24 01/01/2033      1
31391U J2 2            1,940                          0          28 01/01/2033      1
31400C 6B 5            2,505                          0          30 04/01/2033      1
31400F C6 2            4,082                          0          53 03/01/2033      1
31400H YZ 0           16,303                          0         219 03/01/2033      1
31400J RY 7          171,702                          0       2,126 02/01/2033      1
31400K G3 4           34,797                          0         409 03/01/2033      1
31400K GZ 3            5,629                          0          53 03/01/2033      1
31400Q TN 3           25,336                          0         330 04/01/2033      1
31400R MA 6            2,781                          0          34 04/01/2033      1
31400R ML 2           16,698                          0         227 03/01/2033      1
31400R NT 4              609                          0           9 02/01/2033      1
31400T B2 2            6,303                          0          86 05/01/2033      1
31401A GE 1           12,463                          0         146 04/01/2033      1
31401B NS 0           63,889                          0         829 04/01/2033      1
31402Q LZ 2           60,835                          0         793 08/01/2033      1
31402Q TR 2          162,410                          0       2,295 11/01/2034      1
31402X EP 7           21,475                          0         305 07/01/2033      1
31402Y GF 5           75,013                          0       1,008 10/01/2033      1
31403B CG 6           11,433                          0         170 11/01/2033      1
31403F JF 2           11,401                          0         138 10/01/2033      1
31403F JW 5           12,612                          0         154 10/01/2033      1
31404M 6Q 6           14,297                          0         190 06/01/2034      1
31405A TY 9           18,925                          0         228 06/01/2034      1
31405A U9 2          157,623                          0       2,017 06/01/2034      1
31405D D4 6           20,698                          0         275 07/01/2034      1
31406A 6Y 3              295                          0           4 12/01/2034      1
31406D EL 6          106,007                          0       1,302 12/01/2034      1
31406D FK 7          163,585                          0       2,041 12/01/2034      1
31406M UD 6          226,696                          0       3,359 01/01/2035      1
31408E G5 5          266,278                          0       3,475 01/01/2036      1
31413Q R4 2                0                          0             09/01/2037      1
31414A D5 8          239,338                          0       4,156 11/01/2037      1
31414K 6R 6
                   1,353,975                          0      21,887 01/01/2038      1
31414K 6S 4
                     887,561                          0      11,804 01/01/2038      1
31377T VK 9
                       7,591                          0          97 04/01/2034      1
31377T VL 7
                       9,036                          0         115 04/01/2034      1
31377T WC 6
                       6,792                          0          81 03/01/2034      1
31377T WK 8
                      16,306                          0         203 03/01/2034      1
31410G NB 5
                   2,305,410                          0      32,790 10/01/2037      1



                                     QE05.4

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
------------------------------------------------------------------------------------------------------
31411V  MZ 9   FNMA 30YR           03/01/2009 SCHEDULED
               10/20 INT                      REDEMPTION
               FIRST                                                               558,805    558,805
31411W  NR 4   FNMA 30YR           03/01/2009 SCHEDULED
               10/20 INT                      REDEMPTION
               FIRST                                                               217,236    217,236
31412A  D6 8   FNMA 30YR           03/01/2009 SCHEDULED
               10/20 INT                      REDEMPTION
               FIRST                                                               258,485    258,485
31359S  J3 5   FNMA_01-19          03/01/2009 SCHEDULED
                                              REDEMPTION                            65,120     65,120
31359S  JT 8   FNMA_01-5           03/01/2009 SCHEDULED
                                              REDEMPTION                            17,638     17,638
31392C  KP 8   FNMA_02-15          03/25/2009 SCHEDULED
                                              REDEMPTION                           139,538    139,538
31392F  P9 2   FNMA_02-82          03/25/2009 SCHEDULED
                                              REDEMPTION                           150,080    150,080
31394A  E2 8   FNMA_04-69          03/01/2009 SCHEDULED
                                              REDEMPTION                           173,434    173,434
31364H  AJ 6   FNSTR_E             03/01/2009 SCHEDULED
                                              REDEMPTION                               815        815
31364H  AM 9   FNSTR_F             03/01/2009 SCHEDULED
                                              REDEMPTION                               312        312
83162C  QD 8   SBAP_06-20C         03/01/2009 SCHEDULED
                                              REDEMPTION                           166,107    166,107
83162C  QN 6   SBAP_06-20I         03/13/2009 Various                           12,564,929 12,006,288
83162C  QP 1   SBAP_06-20J         02/26/2009 BANC OF
                                              AMERICA
                                              SECURITIES LLC                     6,525,940  6,258,018
795485  AA 9   SBM6_86-1           03/01/2009 SCHEDULED
                                              REDEMPTION                               972        972
31374T  C3 1   FNMA 15YR           03/01/2009 SCHEDULED
                                              REDEMPTION                            18,940     18,940
3199999.       Total - Bonds                                                    39,754,202 38,927,640
               - U.S.
               Special
               Revenue &
               Assessment
BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG 6   ACCSS_01            02/25/2009 SCHEDULED
                                              REDEMPTION                            32,868     32,868
004406  AA 2   ACE_06-GP1          03/25/2009 SCHEDULED
                                              REDEMPTION                           175,010    175,010
03062X  AC 0   AMCAR_06-BG         03/06/2009 SCHEDULED
                                              REDEMPTION                           586,642    586,642
024937  AA 2   AMERICAN            03/09/2009 IMPERIAL
               CAPITAL                        CAPITAL LLC
               STRATEGIES
               LTD.                                                              8,883,280 25,000,000
001957  AV 1   AT&T CORP           03/15/2009 MATURED                              450,000    450,000
05947U  C8 9   BACM_05-1           03/01/2009 SCHEDULED
                                              REDEMPTION                                 0          0
05947U  D2 1   BACM_05-1           03/01/2009 SCHEDULED
                                              REDEMPTION                           156,108    156,108
87203R  AA 0   BAE SYSTEMS     F   03/15/2009 Various
               ASSET TRUST                                                          56,839     56,839
084664  BD 2   BERKSHIRE           03/10/2009 BARCLAYS                             987,206
               HATHAWAY                       CAPITAL INC
               FINANCE CORP                                                                   985,000
084664  BG 5   BERKSHIRE           03/06/2009 BROADPOINT                           751,508
               HATHAWAY                       CAPITAL INC
               FINANCE CORP                                                                   735,000
111021  AD 3   BRITISH              2/19/2009 CREDIT SUISSE                      3,783,914
               TELECOMMUNICATIONS             FIRST BOSTON
               PUBLIC          F                                                            3,620,000
07383F  AQ 1   BSCMS_99-C1         03/01/2009 SCHEDULED
                                              REDEMPTION                           670,010    670,010
12189P  AJ 1   BURLINGTON          01/15/2009 SCHEDULED                            142,469
               NORTHERN AND                   REDEMPTION
               SANTE FE  R                                                                    142,469
12189P  AF 9   BURLINGTON          01/02/2009 SCHEDULED
               NORTHERN                       REDEMPTION
               SANTE FE R.                                                         121,594    121,594
12322U  AA 7   BUSHNELL LOAN       01/28/2009 SCHEDULED
               FUND II_08-1A                  REDEMPTION                         1,033,021  1,033,021
144141  CK 2   CAROLINA            03/01/2009 MATURED
               POWER & LIGHT
               CO                                                                3,000,000  3,000,000
14984W  AA 8   CBAC_07-1A          03/01/2009 SCHEDULED
                                              REDEMPTION                           238,805    238,805
172967  AX 9   CITIGROUP INC       03/15/2009 MATURED                            5,000,000  5,000,000
161443  AH 9   CMAOT_05-B          02/15/2009 SCHEDULED
                                              REDEMPTION                           215,082    215,082
14040K  CH 9   COMT_02-1A          01/15/2009 SCHEDULED
                                              REDEMPTION                         4,250,000  4,250,000
22541L  AC 7   CREDIT SUISSE       02/24/2009 CREDIT SUISSE
               FIRST BOSTON                   FIRST BOSTON
               (USA)                                                             5,104,200  5,000,000
12629R  AA 4   CSAMF-4A            01/12/2009 SCHEDULED
                                              REDEMPTION                            44,587     44,587
22540A  3E 6   CSFB_01-CK3         03/01/2009 SCHEDULED
                                              REDEMPTION                           158,154    158,154
22540V  N4 0   CSFB_02-HE11        03/25/2009 SCHEDULED
                                              REDEMPTION                            36,800     36,800
22540A  LK 2   CSFB_99-C1          03/11/2009 SCHEDULED
                                              REDEMPTION                           507,982    507,982
12669F  GX 5   CWHL_03-J13         02/04/2009 Various                            1,608,534  1,668,737
23243N  AF 5   CWL_06-S4           03/01/2009 SCHEDULED
                                              REDEMPTION                           119,075    119,075
126683  AC 5   CWL_06-S5           03/01/2009 SCHEDULED
                                              REDEMPTION                            51,236     51,236
12669R  AB 3   CWL_07-S1           03/01/2009 SCHEDULED
                                              REDEMPTION                           204,387    204,387
12669R  AC 1   CWL_07-S1           03/01/2009 SCHEDULED
                                              REDEMPTION                           204,387    204,387
23322B  CM 8   DLJCM_98-CG1        03/01/2009 SCHEDULED
                                              REDEMPTION                           439,789    439,789
264399  DL 7   DUKE ENERGY         01/01/2009 MATURED
               CAROLINAS
               LLC                                                               1,250,000  1,250,000

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
31411V  MZ 9

                   544,617    546,521                     12,284                12,284
31411W  NR 4

                   211,686    212,360                      4,875                 4,875
31412A  D6 8

                   251,963    252,759                      5,726                 5,726
31359S  J3 5
                    68,325     68,251                     (3,132)               (3,132)
31359S  JT 8
                    17,847     17,843                       (205)                 (205)
31392C  KP 8
                   140,639    139,538                                                0
31392F  P9 2
                   150,127    150,080                                                0
31394A  E2 8
                   180,968    183,397                     (9,963)               (9,963)
31364H  AJ 6
                       742        803                         12                    12
31364H  AM 9
                       325        312                                                0
83162C  QD 8
                   164,290    164,411                      1,696                 1,696
83162C  QN 6    12,006,288 12,006,288                                                0
83162C  QP 1

                 6,258,018  6,258,018                                                0
795485  AA 9
                       956        972                                                0
31374T  C3 1
                    18,952     18,950                        (10)                  (10)
3199999.        39,161,131 39,183,990         0         (256,350)        0    (256,350)        0




BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG 6
                    32,540     32,859                         10                    10
004406  AA 2
                   175,010    175,010                                                0
03062X  AC 0
                   575,367    582,619                      4,023                 4,023
024937  AA 2


                24,989,500 24,992,169                        267                   267
001957  AV 1       422,042    449,077                        923                   923
05947U  C8 9
                         0          0                                                0
05947U  D2 1
                   153,712    154,676                      1,432                 1,432
87203R  AA 0
                    59,276    111,403                     (3,211)               (3,211)
084664  BD 2

                   983,900    983,918                         45                    45
084664  BG 5

                   732,948    732,980                         76                    76
111021  AD 3

                 3,915,593  3,704,503                     (5,663)               (5,663)
07383F  AQ 1
                   690,424    670,335                       (325)                 (325)
12189P  AJ 1

                   142,469    142,469                                                0
12189P  AF 9

                   143,386    136,230                    (14,636)              (14,636)
12322U  AA 7
                 1,033,021  1,033,021                                                0
144141  CK 2

                 2,884,140  2,996,932                      3,068                 3,068
14984W  AA 8
                   238,725    238,755                         50                    50
172967  AX 9     4,974,100  4,999,166                        834                   834
161443  AH 9
                   214,040    215,024                         59                    59
14040K  CH 9
                 4,020,234  4,241,500                      8,500                 8,500
22541L  AC 7

                 5,396,450  5,159,132                     (7,577)               (7,577)
12629R  AA 4
                    44,729     44,633                        (46)                  (46)
22540A  3E 6
                   172,771    161,773                     (3,619)               (3,619)
22540V  N4 0
                    36,800     36,800                                                0
22540A  LK 2
                   590,033    514,970                     (6,987)               (6,987)
12669F  GX 5     1,653,093  1,655,272                        171                   171
23243N  AF 5
                   119,073    119,074                          1                     1
126683  AC 5
                    51,235     51,235                          1                     1
12669R  AB 3
                   204,385    204,386                          1                     1
12669R  AC 1
                   204,377    204,381                          6                     6
23322B  CM 8
                   488,956    441,480                     (1,690)               (1,690)
264399  DL 7

                 1,187,038  1,250,000                                                0


                                                                                           22
                                17                                  20                    NAIC
                    16        FOREIGN      18           19         BOND                  DESIG-
                   BOOK/     EXCHANGE   REALIZED       TOTAL     INTEREST/               NATION
                 ADJUSTED      GAIN       GAIN         GAIN        STOCK                   OR
      1          CARRYING     (LOSS)     (LOSS)       (LOSS)     DIVIDENDS     21        MARKET
    CUSIP        VALUE AT       ON         ON           ON       RECEIVED   MATURITY   INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL   DISPOSAL     DISPOSAL   DURING YEAR   DATE        (A)
--------------------------------------  ----------------------  --------------------------------
31411V  MZ 9

                     558,805                                  0     7,678   05/01/2037      1
31411W  NR 4

                     217,236                                  0     2,543   04/01/2037      1
31412A  D6 8

                     258,485                                  0     3,348   05/01/2037      1
31359S  J3 5
                      65,120                                  0       955   05/01/2031      1
31359S  JT 8
                      17,638                                  0       275   03/01/2031      1
31392C  KP 8
                     139,538                                  0       367   04/25/2032      1
31392F  P9 2
                     150,080                                  0       334   12/25/2032      1
31394A  E2 8
                     173,434                                  0     2,617   05/01/2033      1
31364H  AJ 6
                         815                                  0        10   09/01/2010      1
31364H  AM 9
                         312                                  0         5   05/01/2009      1
83162C  QD 8
                     166,107                                  0     4,691   03/01/2026    1FE
83162C  QN 6      12,006,288               558,641      558,641   365,404   09/01/2026    1FE
83162C  QP 1

                   6,258,018               267,921      267,921   141,890   10/01/2026    1FE
795485  AA 9
                         972                                  0        13   12/01/2011    1FE
31374T  C3 1
                      18,940                                  0       254   09/01/2013      1
3199999.          38,927,640       0       826,562      826,562   777,012        XXX      XXX




BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG 6
                      32,868                                  0       253   05/25/2034    1FE
004406  AA 2
                     175,010                                  0       219   02/25/2031    1FE
03062X  AC 0
                     586,642                                  0     6,842   10/06/2011    2FE
024937  AA 2


                  24,992,436           (16,109,156) (16,109,156)  955,723   08/01/2012    3FE
001957  AV 1         450,000                                  0    13,500   03/15/2009    1FE
05947U  C8 9
                           0                                  0             11/01/2042    1FE
05947U  D2 1
                     156,108                                  0     1,752   11/01/2042    1FE
87203R  AA 0
                      56,839                                  0     1,892   09/15/2013    2FE
084664  BD 2

                     983,963                 3,243        3,243    14,852   05/15/2013    1FE
084664  BG 5

                     733,055                18,453       18,453    21,948   08/15/2013    1FE
111021  AD 3

                   3,698,840                85,074       85,074    56,808   12/15/2010    2FE
07383F  AQ 1
                     670,010                                  0     5,093   02/01/2031    1FE
12189P  AJ 1

                     142,469                                  0     4,792   07/15/2022    1FE
12189P  AF 9

                     121,594                                  0     4,602   01/02/2021    1FE
12322U  AA 7
                   1,033,021                                  0    14,563   10/28/2015    1FE
144141  CK 2

                   3,000,000                                  0    89,250   03/01/2009    1FE
14984W  AA 8
                     238,805                                  0     3,259   07/01/2039    1FE
172967  AX 9       5,000,000                                  0   155,000   03/15/2009    1FE
161443  AH 9
                     215,082                                  0     1,361   06/15/2012    1FE
14040K  CH 9
                   4,250,000                                  0     6,569   11/15/2011    1FE
22541L  AC 7

                   5,151,555               (47,355)     (47,355)  200,417   01/15/2012    1FE
12629R  AA 4
                      44,587                                  0       571   06/09/2016    1FE
22540A  3E 6
                     158,154                                  0     2,283   06/01/2034    1FE
22540V  N4 0
                      36,800                                  0       147   10/25/2032    1FE
22540A  LK 2
                     507,982                                  0     8,399   09/11/2041    1FE
12669F  GX 5       1,655,442               (46,908)     (46,908)   15,671   01/01/2019    1FE
23243N  AF 5
                     119,075                                  0     1,560   07/01/2034    2FE
126683  AC 5
                      51,236                                  0       707   06/01/2035    5FE
12669R  AB 3
                     204,387                                  0     2,618   11/01/2036    4FE
12669R  AC 1
                     204,387                                  0     2,712   11/01/2036    4FE
23322B  CM 8
                     439,789                                  0     5,647   06/01/2031    1FE
264399  DL 7

                   1,250,000                                  0    33,594   01/01/2009    1FE


                                     QE05.5

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
-----------------------------------------------------------------------------------------------------
294751 BP 6    EQABS_02-5          03/01/2009 SCHEDULED REDEMPTION                 132,933    132,933
31865Q AH 4    FARGT_03-2          03/15/2009 SCHEDULED REDEMPTION                 115,869    115,869
31331F AU 5    FEDERAL
               EXPRESS
               CORP 1997
               PASS THR            01/15/2009 SCHEDULED REDEMPTION                 112,245    112,245
35729P AK 6    FHLT_02-2           03/25/2009 SCHEDULED REDEMPTION                 565,719    565,719
35729P AT 7    FHLT_03-1           02/25/2009 SCHEDULED REDEMPTION                  51,630     51,630
350259 AA 5    FOSTERS
               FINANCE
               CORPORATION    F    03/13/2009 STIFEL, NICOLAUS & CO              5,549,610  5,500,000
337378 AB 9    FUNBC_99-C4         03/01/2009 SCHEDULED REDEMPTION                 272,043    272,043
337366 AB 4    FUNCM_99-C2         01/01/2009 SCHEDULED REDEMPTION                 323,584    323,584
337366 AE 8    FUNCM_99-C2         03/01/2009 SCHEDULED REDEMPTION               3,000,000  3,000,000
36158Y AB 5    GECMC_00-1          03/01/2009 SCHEDULED REDEMPTION                  76,348     76,348
361849 QE 5    GMACC_01-C1         03/01/2009 SCHEDULED REDEMPTION                   9,012      9,012
361849 CP 5    GMACC_97-C2         03/01/2009 SCHEDULED REDEMPTION                  31,406     31,406
38141M MP 3    GOLDMAN
               SACHS GROUP
               INC. (THE)          02/25/2009 MATURED                            3,000,000  3,000,000
393505 KD 3    GT_95-9             03/15/2009 SCHEDULED REDEMPTION                  74,939     74,939
449182 BL 7    HART_05-A           03/15/2009 SCHEDULED REDEMPTION                 130,797    130,797
449182 BN 3    HART_05-A           03/15/2009 SCHEDULED REDEMPTION               1,066,698  1,066,698
22541N HH 5    HEAT_02-3           03/25/2009 SCHEDULED REDEMPTION                 252,603    252,603
441812 GE 8    HOUSEHOLD
               FINANCE
               CORPORATION         02/01/2009 MATURED                            2,000,000  2,000,000
403914 AB 0    HSBC USA
               INC                 03/01/2009 MATURED                              300,000    300,000
449670 BB 3    IMCHE_96-2          03/01/2009 SCHEDULED REDEMPTION                  14,757     14,757
464187 AF 0    IRWHE_02-A          03/01/2009 SCHEDULED REDEMPTION                 104,556    104,556
244217 BG 9    JOHN DEERE
               CAPITAL
               CORP                03/04/2009 Various                              161,101    150,000
24422E QQ 5    JOHN DEERE
               CAPITAL
               CORPORATION         02/09/2009 BARCLAYS CAPITAL INC              14,952,940 15,000,000
617059 EU 0    JPMC_98-C6          03/01/2009 SCHEDULED REDEMPTION               2,400,848  2,400,848
46625M 2L 2    JPMCC_04-
               CB8                 03/01/2009 SCHEDULED REDEMPTION                  27,059     27,059
46625Y TY 9    JPMCC_05-
               LDP4                03/01/2009 SCHEDULED REDEMPTION                  65,329     65,329
49725V AA 0    KIOWA POWER
               PARTNERS
               LLC SER A           03/30/2009 SCHEDULED REDEMPTION                 194,242    194,242
493268 BB 1    KSLT_01-A           03/27/2009 SCHEDULED REDEMPTION                  73,236     73,236
493268 BG 0    KSLT_02-A           02/27/2009 SCHEDULED REDEMPTION                 109,621    109,621
501773 CS 2    LBCMT_99-C1         03/01/2009 SCHEDULED REDEMPTION               2,862,645  2,862,645
86359D UE 5    LBSBC_05-2A         01/01/2009 SCHEDULED REDEMPTION                  15,959     15,959
52520V AB 9    LBSBC_06-2A         03/01/2009 SCHEDULED REDEMPTION                 927,303    927,303
52108H LG 7    LBUBS_02-C4         03/11/2009 SCHEDULED REDEMPTION                  84,442     84,442
52521R CN 9    LMT_07-5            03/01/2009 SCHEDULED REDEMPTION                 458,455    458,455
52524P AN 2    LXS_07-6            03/01/2009 SCHEDULED REDEMPTION                 563,122    563,122
55262T EC 3    MBNAM_99-B          03/15/2009 SCHEDULED REDEMPTION               7,250,000  7,250,000
590188 JP 4    MERRILL
               LYNCH & CO.
               INC                 02/17/2009 MATURED                            3,000,000  3,000,000
57117P AH 7    MLR_06-1A           02/15/2009 SCHEDULED REDEMPTION                  57,941     57,941
61746R AG 6    MSAC_02-NC6         03/25/2009 SCHEDULED REDEMPTION                 383,439    383,439
617451 CM 9    MSC_06-T21          03/01/2009 SCHEDULED REDEMPTION                  72,749     72,749
61745M NR 0    MSC_99-LIFE         03/01/2009 SCHEDULED REDEMPTION               1,274,506  1,274,506
61746W GB 0    MSDWC_01-
               TOP1                03/01/2009 SCHEDULED REDEMPTION                  30,529     30,529
61746W HF 0    MSDWC_01-
               TOP3                03/01/2009 SCHEDULED REDEMPTION                  34,464     34,464
61746W WT 3    MSDWC_02-
               IQ3                 03/01/2009 Various                               80,927     80,927
655042 AC 3    NOBLE
               DRILLING
               CORP                03/15/2009 MATURED                              250,000    250,000
674135 DM 7    OAK_98-B            03/01/2009 SCHEDULED REDEMPTION                  36,542     36,542
67773# AD 2    OHIO VALLEY
               ELECTRIC
               CORP                02/15/2009 SCHEDULED REDEMPTION                 313,006    313,006
74438W AB 2    PMCF_01-
               ROCK                03/01/2009 SCHEDULED REDEMPTION                  86,887     86,887
69348H BK 3    PNCMA_00-C1         03/01/2009 SCHEDULED REDEMPTION                 467,909    467,909

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
294751 BP 6        132,933    132,933                                               0
31865Q AH 4        115,869    115,869                                               0
31331F AU 5


                   119,594    116,411                    (4,166)               (4,166)
35729P AK 6        563,244    560,060                     5,659                 5,659
35729P AT 7         51,589     51,630                                               0
350259 AA 5

                 5,770,134  5,589,894                    (7,400)               (7,400)
337378 AB 9        305,846    275,730                    (3,687)               (3,687)
337366 AB 4        329,126    323,705                      (122)                 (122)
337366 AE 8      3,044,994  3,002,538                    (2,538)               (2,538)
36158Y AB 5         78,629     76,889                      (542)                 (542)
361849 QE 5          9,944      9,349                      (337)                 (337)
361849 CP 5         32,024     31,406                                               0
38141M MP 3

                 2,951,160  2,998,827                     1,173                 1,173
393505 KD 3         77,398     75,054                      (115)                 (115)
449182 BL 7        130,773    130,795                         3                     3
449182 BN 3      1,066,538  1,066,686                        12                    12
22541N HH 5        252,603    252,603                                               0
441812 GE 8

                 1,921,100  1,998,921                     1,079                 1,079
403914 AB 0
                   315,715    300,516                      (516)                 (516)
449670 BB 3         15,308     15,089                      (332)                 (332)
464187 AF 0        104,527    104,556                                               0
244217 BG 9

                   171,174    158,725                      (397)                 (397)
24422E QQ 5

                14,890,000 14,904,828                     2,253                 2,253
617059 EU 0      2,624,160  2,423,581                   (22,733)              (22,733)
46625M 2L 2
                    25,196     25,610                     1,450                 1,450
46625Y TY 9
                    65,654     65,433                      (103)                 (103)
49725V AA 0

                   194,242    194,242                                               0
493268 BB 1         72,261     73,105                       131                   131
493268 BG 0        109,621    109,621                                               0
501773 CS 2      2,949,083  2,864,949                    (2,304)               (2,304)
86359D UE 5         15,957     15,957                         2                     2
52520V AB 9        927,259    927,264                        39                    39
52108H LG 7         84,862     84,568                      (125)                 (125)
52521R CN 9        463,140    289,465                    168,990               168,990
52524P AN 2        570,337    568,467                    (5,345)               (5,345)
55262T EC 3      6,788,379  7,223,381                    26,619                 26,619
590188 JP 4

                 2,951,700  2,999,018                       982                   982
57117P AH 7         57,938     57,939                         1                     1
61746R AG 6        378,627    382,550                       889                   889
617451 CM 9         72,928     72,815                       (67)                  (67)
61745M NR 0      1,461,842  1,287,086                   (12,580)              (12,580)
61746W GB 0
                    30,927     30,927                      (398)                 (398)
61746W HF 0
                    37,024     35,208                      (745)                 (745)
61746W WT 3
                    81,356    107,601                      (210)                 (210)
655042 AC 3

                   279,309    251,142                    (1,142)               (1,142)
674135 DM 7         36,526     36,542                                               0
67773# AD 2

                   313,006    313,006                                               0
74438W AB 2
                    88,666     87,490                      (602)                 (602)
69348H BK 3        534,933    477,574                    (9,665)               (9,665)


                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (A)
----------------------------------------------------------------------------------------
294751 BP 6          132,933                         0        1,736 11/01/2032       1FE
31865Q AH 4          115,869                         0          845 09/15/2010       2FE
31331F AU 5

                     112,245                         0        4,209 01/15/2018         1
35729P AK 6          565,719                         0        2,626 10/25/2033       1FE
35729P AT 7           51,630                         0          327 02/25/2033       2FE
350259 AA 5

                   5,582,494          (32,884) (32,884)      97,682 06/15/2011       2FE
337378 AB 9          272,043                         0        4,974 12/01/2031       1FE
337366 AB 4          323,584                         0        1,792 06/01/2031       1FE
337366 AE 8        3,000,000                         0       39,162 06/01/2031       1FE
36158Y AB 5           76,348                         0          954 01/01/2033       1FE
361849 QE 5            9,012                         0          138 04/01/2034       1FE
361849 CP 5           31,406                         0          533 04/01/2029       1FE
38141M MP 3

                   3,000,000                         0       97,500 02/25/2009       1FE
393505 KD 3           74,939                         0        1,197 01/15/2026       1FE
449182 BL 7          130,797                         0        1,223 02/15/2012       1FE
449182 BN 3        1,066,698                         0       10,566 02/15/2012       1FE
22541N HH 5          252,603                         0        1,047 02/25/2033       3FE
441812 GE 8

                   2,000,000                         0       58,750 02/01/2009       1FE
403914 AB 0
                     300,000                         0        9,938 03/01/2009       1FE
449670 BB 3           14,757                         0          260 07/01/2026       1FE
464187 AF 0          104,556                         0        1,699 05/01/2032       1FE
244217 BG 9

                     158,328            2,772    2,772        4,753 03/15/2012       1FE
24422E QQ 5

                  14,907,081           45,859   45,859      240,171 04/03/2013       1FE
617059 EU 0        2,400,848                         0       41,889 01/01/2030       1FE
46625M 2L 2
                      27,059                         0          253 01/01/2039       1FE
46625Y TY 9
                      65,329                         0          712 10/01/2042       1FE
49725V AA 0

                     194,242                         0        2,336 12/30/2013       2FE
493268 BB 1           73,236                         0          361 06/29/2037       1FE
493268 BG 0          109,621                         0          803 11/30/2032       1FE
501773 CS 2        2,862,645                         0       44,797 06/01/2031       1FE
86359D UE 5           15,959                         0          147 09/01/2030       1FE
52520V AB 9          927,303                         0       10,939 09/01/2036       1FE
52108H LG 7           84,442                         0          775 09/11/2026       1FE
52521R CN 9          458,455                         0        7,171 06/01/2037       2FE
52524P AN 2          563,122                         0        8,307 05/01/2037       1FE
55262T EC 3        7,250,000                         0      112,375 08/15/2011       1FE
590188 JP 4

                   3,000,000                         0       90,000 02/17/2009       1FE
57117P AH 7           57,941                         0          648 09/16/2013       1FE
61746R AG 6          383,439                         0        1,582 11/25/2032       1FE
617451 CM 9           72,749                         0          807 10/01/2052       1FE
61745M NR 0        1,274,506                         0       19,222 04/01/2033       1FE
61746W GB 0
                      30,529                         0          458 02/01/2033       1FE
61746W HF 0
                      34,464                         0          495 07/01/2033       1FE
61746W WT 3
                      80,927                         0          902 09/01/2037       1FE
655042 AC 3

                     250,000                         0        8,688 03/15/2009       1FE
674135 DM 7           36,542                         0          511 03/01/2017       1FE
67773# AD 2

                     313,006                         0        9,077 02/15/2026        2
74438W AB 2
                      86,887                         0        1,296 05/01/2034       1FE
69348H BK 3          467,909                         0        8,406 02/01/2010       1FE


                                     QE05.6

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7             8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
--------------------------------------------------------------------------------------------------------
73664# AA 8    PORTLAND
               NATURAL GAS
               TRANSMISSION        03/30/2009 SCHEDULED REDEMPTION                  70,364        70,364
74160M DK 5    PRIME_04-CL1        03/01/2009 SCHEDULED REDEMPTION                  53,175        53,175
75970J AX 4    RAMC_07-1           03/01/2009 SCHEDULED REDEMPTION                 771,290       771,290
760985 FA 4    RAMP_01-RS3         03/01/2009 SCHEDULED REDEMPTION                 107,668       107,668
760985 GQ 8    RAMP_02-RS1         03/01/2009 SCHEDULED REDEMPTION                  18,218        18,218
86359A PY 3    SASC_03-BC2         03/25/2009 SCHEDULED REDEMPTION                 160,767       160,767
805564 GS 4    SAST_00-3           03/01/2009 Various                               50,904        50,904
83162C NX 7    SBAP_04-20H         02/01/2009 SCHEDULED REDEMPTION                 323,536       323,536
83162C PR 8    SBAP_05-20G         01/01/2009 SCHEDULED REDEMPTION                 400,435       400,435
83162C PS 6    SBAP_05-20H         02/01/2009 SCHEDULED REDEMPTION                 134,871       134,871
83162C QX 4    SBAP_07-20C         03/01/2009 SCHEDULED REDEMPTION                 560,406       560,406
83162C QY 2    SBAP_07-20D         03/26/2009 Various                            8,450,591     8,107,272
79548C BH 8    SBM7_01-C1          03/01/2009 SCHEDULED REDEMPTION                  99,160        99,160
79549A JJ 9    SBM7_01-C2          03/01/2009 SCHEDULED REDEMPTION                  69,636        69,636
82567D AE 4    SHURGARD
               STORAGE
               CENTER INC          02/12/2009 TENDER TRANSACTION                 2,000,000     2,000,000
84860R AA 1    SPMF_06-1A          03/01/2009 SCHEDULED REDEMPTION                  51,289        51,289
85458# AA 2    STANLEY
               ACCOUNT
               VALUE PLAN
               TRUST               03/30/2009 SCHEDULED REDEMPTION                  14,616        14,616
866348 AA 3    SUMM_02-1           03/12/2009 SCHEDULED REDEMPTION                 227,841       227,841
878742 AE 5    TECK
               COMINCO
               LIMITED        A    03/26/2009 Various                            1,918,500     3,900,000
89352L AE 0    TRANSCANADA
               PIPELINES
               LTD            A    01/21/2009 MATURED                            2,750,000     2,750,000
90783X AA 9    UNION
               PACIFIC
               2007-3 PASS
               THROUGH             01/02/2009 SCHEDULED REDEMPTION                 500,366       500,366
92344G AT 3    VERIZON
               GLOBAL
               FUNDING
               CORPORATION         01/20/2009 STIFEL, NICOLAUS & CO                751,982       700,000
924172 D@ 5    VERMONT
               TRANSCO LLC
               SERIES L
               FMB                 01/01/2009 SCHEDULED REDEMPTION                  11,991        11,991
863572 L9 2    WAMU_00-1           03/25/2009 SCHEDULED REDEMPTION                  29,604        29,604
929766 BJ 1    WBCMT_02-C2         03/01/2009 SCHEDULED REDEMPTION                  93,420        93,420
929766 B8 5    WBCMT_05-C17        03/01/2009 SCHEDULED REDEMPTION                 130,309       130,309
92976B FP 2    WBCMT_06-C24        03/01/2009 SCHEDULED REDEMPTION                  41,256        41,256
94985F AA 6    WFALT_07-PA2        03/01/2009 SCHEDULED REDEMPTION                 320,529       320,529
949837 AA 6    WFMBS_07-10         03/01/2009 SCHEDULED REDEMPTION                 687,436       687,436
98472# AF 6    YANCEY BROS
               CO SENIOR                      HIMCO OPERATIONAL
               SECURED             02/17/2009 TRANSACTION                       11,625,000    12,500,000
3899999        Total - Bonds - Industrial & Miscellaneous                      126,108,595   144,446,239
BONDS - CREDIT TENANT LOANS
93114CAA  9    LEHMAN C.P.
               INC.
               WAL-MART
               LEASE-BK            03/10/2009 SCHEDULED REDEMPTION                 176,109       176,109
4199999        Total - Bonds - Credit Tenant Loans                                 176,109       176,109
BONDS - HYBRUD SECURITIES
125577AX  4    CIT GROUP INC       01/07/2009 Various                              508,650     1,447,000
4899999        Total - Bonds - Hybrid Securities                                   508,650     1,447,000
8399997        Total - Bonds - Part 4                                        5,321,093,242 5,091,925,917
8399999        Total - Bonds                                                 5,321,093,242 5,091,925,917
9999999        Total - Bonds, Preferred and Common Stocks                    5,321,093,242           XXX

                                                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                           ------------------------------------------------------------
                                                                          13
                                   10                                  CURRENT                   15
                               PRIOR YEAR      11           12          YEAR'S       14         TOTAL
                                  BOOK/    UNREALIZED     CURRENT     OTHER THAN    TOTAL      FOREIGN
      1                         ADJUSTED    VALUATION     YEAR'S      TEMPORARY   CHANGE IN    EXCHANGE
    CUSIP            9          CARRYING    INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V.   CHANGE IN
IDENTIFICATION  ACTUAL COST      VALUE     (DECREASE)    ACCRETION    RECOGNIZED  (11+12-13)  B./A.C.V.
--------------------------------------------------------------------------------------------------------
73664# AA 8
                      70,364        70,364                                                0
74160M DK 5           54,573        54,450                    (1,275)                (1,275)
75970J AX 4          771,282       771,287                         2                      2
760985 FA 4          112,900       110,899                    (3,231)                (3,231)
760985 GQ 8           17,766        17,889                       328                     328
86359A PY 3          156,899       160,606                       161                     161
805564 GS 4           54,749        80,092                     (593)                   (593)
83162C NX 7          323,941       323,959                     (423)                   (423)
83162C PR 8          378,744       378,414                    22,021                 22,021
83162C PS 6          130,340       130,270                     4,601                  4,601
83162C QX 4          560,406       560,406                                                0
83162C QY 2        8,107,272     8,107,272                                                0
79548C BH 8          102,780       100,412                    (1,253)                (1,253)
79549A JJ 9           76,283        71,668                    (2,032)                (2,032)
82567D AE 4

                   2,104,247     2,104,119                    (5,215)                (5,215)
84860R AA 1           51,273        51,275                        14                     14
85458# AA 2


                      14,616        14,616                                                0
866348 AA 3          227,841       227,841                                                0
878742 AE 5

                   1,548,008     1,549,976                     1,541                  1,541
89352L AE 0

                   2,726,983     2,749,689                       311                    311
90783X AA 9


                     500,366       500,366                                                0
92344G AT 3


                     791,784       741,664                      (624)                  (624)
924172 D@ 5


                      11,991        11,991                                                0
863572 L9 2           29,604        29,604                                                0
929766 BJ 1           93,417        93,419                         1                      1
929766 B8 5          130,956       130,449                      (140)                  (140)
92976B FP 2           41,462        41,493                      (238)                  (238)
94985F AA 6          313,731       314,186                      6,343                 6,343
949837 AA 6          674,009       675,634                     11,802                11,802
98472# AF 6

                  12,500,000    12,500,000                                                0
3899999          142,873,107   142,407,647          0         140,923          0    140,923           0
BONDS - CREDIT TENANT LOANS
93114CAA  9


                     200,389       191,371                   (15,262)               (15,262)
4199999              200,389       191,371          0        (15,262)          0    (15,262)          0
BONDS - HYBRUD SECURITIES
125577AX  4          403,260       403,511          4             (4)                    (0)
4899999              403,260       403,511          4             (4)          0         (0)          0
8399997        5,306,927,337 2,640,379,149          4     (1,115,817)          0 (1,115,814) 30,181,311
8399999        5,306,927,337 2,640,379,149          4     (1,115,817)          0 (1,115,814) 30,181,311
9999999        5,306,927,337 2,640,379,149          4     (1,115,817)          0 (1,115,814) 30,181,311



                                                                                             22
                                 17                                   20                    NAIC
                    16         FOREIGN       18           19         BOND                  DESIG-
                   BOOK/      EXCHANGE    REALIZED       TOTAL     INTEREST/               NATION
                 ADJUSTED       GAIN        GAIN         GAIN        STOCK                   OR
      1          CARRYING      (LOSS)      (LOSS)       (LOSS)     DIVIDENDS      21       MARKET
    CUSIP        VALUE AT        ON          ON           ON       RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE  DISPOSAL    DISPOSAL     DISPOSAL   DURING YEAR    DATE       (A)
--------------------------------------------------------------------------------------------------
73664# AA 8

                      70,364                                   0        1,038  12/31/2018        2
74160M DK 5           53,175                                   0          756  02/01/2034      1FE
75970J AX 4          771,290                                   0       10,327  04/01/2037      1FE
760985 FA 4          107,668                                   0        1,443  10/01/2031      2FE
760985 GQ 8           18,218                                   0          240  01/01/2032      1FE
86359A PY 3          160,767                                   0          517  02/25/2033      1FE
805564 GS 4           50,904                                   0        1,108  12/01/2030      1FE
83162C NX 7          323,536                                   0        8,563  08/01/2024      1FE
83162C PR 8          400,435                                   0        9,603  07/01/2025      1FE
83162C PS 6          134,871                                   0        3,498  08/01/2025      1FE
83162C QX 4          560,406                                   0       14,760  03/01/2027      1FE
83162C QY 2        8,107,272                343,319      343,319      209,545  04/01/2027      1FE
79548C BH 8           99,160                                   0        1,440  12/01/2035      1FE
79549A JJ 9           69,636                                   0          945  10/01/2011      1FE
82567D AE 4

                   2,098,904                (98,904)     (98,904)      73,194  02/22/2011      1FE
84860R AA 1           51,289                                   0          657  03/01/2024      2FE
85458# AA 2


                      14,616                                   0          197  12/31/2009        1
866348 AA 3          227,841                                   0          613  08/12/2047      1FE
878742 AE 5

                   1,551,517                366,983      366,983      119,182  10/01/2035      3FE
89352L AE 0

                   2,750,000                                   0       59,492  01/21/2009      1FE
90783X AA 9


                     500,366                                   0       15,451  01/02/2031      1FE
92344G AT 3


                     741,039                 10,943       10,943       20,363  09/01/2012      1FE
924172 D@ 5


                      11,991                                   0          219  04/01/2018        1
863572 L9 2           29,604                                   0          118  01/25/2040      1FE
929766 BJ 1           93,420                                   0          856  11/01/2034      1FE
929766 B8 5          130,309                                   0        1,402  03/01/2042      1FE
92976B FP 2           41,256                                   0          513  03/01/2045      1FE
94985F AA 6          320,529                                   0        4,383  06/01/2037      3FE
949837 AA 6          687,436                                   0        9,843  07/01/2037      1FE
98472# AF 6

                  12,500,000               (875,000)    (875,000)     322,628  09/30/2015        3
3899999          142,442,157          0 (16,333,562) (16,333,562)   3,480,539     XXX          XXX
BONDS - CREDIT TENANT LOANS
93114CAA  9


                     176,109                                   0        3,408  01/10/2017        1
4199999              176,109          0           0            0        3,408     XXX          XXX
BONDS - HYBRUD SECURITIES
125577AX  4          403,511                105,139      105,139       28,294  03/15/2067      3FE
4899999              403,511          0     105,139      105,139       28,294     XXX          XXX
8399997        5,304,653,879 46,702,821 (30,263,457)  16,439,364   25,541,037     XXX          XXX
8399999        5,304,653,879 46,702,821 (30,263,457)  16,439,364   25,541,037     XXX          XXX
9999999        5,304,653,879 46,702,821 (30,263,457)  16,439,364   25,541,037     XXX          XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.

                            SCH. DB-PART A-SECTION 1

                                      NONE

                            SCH. DB-PART B-SECTION 1

                                      NONE

                            SCH. DB-PART C-SECTION 1

                                      NONE

                            SCH. DB-PART D-SECTION 1

                                      NONE


                                   QE06, QE07

                           SCHEDULE E - PART 1 - CASH

                          Month End Depository Balances

                                                           4          5
                                                       AMOUNT OF  AMOUNT OF
                                                        INTEREST  INTEREST     BOOK BALANCE AT END OF EACH MONTH
                                                 3     RECEIVED    ACCRUED           DURING CURRENT QUARTER
                                                RATE    DURING   AT CURRENT --------------------------------------
           1                              2      OF     CURRENT   STATEMENT      6            7             8       9
       DEPOSITORY                        CODE INTEREST  QUARTER     DATE     FIRST MONTH SECOND MONTH  THIRD MONTH  *
---------------------------------------- ---- -------- --------- ---------- ------------ ------------ ------------ ---
OPEN DEPOSITORIES
Bank of America N.A.   Springfield, MA                                          100,000      160,000       100,000 XXX
(Hartford)
Bank of America N.A.   Springfield, MA                                        3,283,632    2,083,962     1,088,945 XXX
(Hartford)
Bank of America N.A.   Springfield, MA                                           25,000       73,668       158,101 XXX
(Hartford)
Bank of America N.A.   Springfield, MA                                          230,643      273,026       314,919 XXX
(Hartford)
Bank One, NA           Chicago, IL                                              185,773      179,701       211,413 XXX
JPMorgan Chase Bank -  London, England                                          347,761      339,813       342,703 XXX
GB
JPMorgan Chase Bank -  London, England                                      148,141,697   57,982,225    56,570,962 XXX
GB
JPMorgan Chase Bank,   New York City, NY                                      4,954,851          888    (1,070,830)XXX
National Association.
JPMorgan Chase Bank,   New York City, NY                                         67,500      234,817       208,140 XXX
National Association.
JPMorgan Chase Bank,   New York City, NY                                            999   18,625,999           525 XXX
National Association.
State Street Bank and  Boston, MA                                                10,366      251,019         8,434 XXX
Trust Company
U.S. Bank N.A.         Milwaukee, WI                                             94,240      178,362       136,595 XXX
(Cincinnati)
Wachovia Bank N.A.     Avondale, PA                                             178,409      140,049       138,249 XXX
((NJ/PA/NY)
Wells Fargo Bank, N.A  San Francisco, CA                                        319,964      277,919       163,136 XXX
Wells Fargo Bank, N.A  San Francisco, CA                                     10,829,676   10,736,370    10,339,304 XXX
0199998. Deposits in.59 depositories
that do not exceed the allowable limit
in any one depository (see Instructions)
- Open Depositories                      XXX    XXX        94                   502,773      338,569       440,594 XXX
                                         ---    ---       ---               -----------   ----------    ---------- ---
0199999. Total Open Depositories         XXX    XXX        94         0     169,273,284   91,876,387    69,151,190 XXX
                                         ---    ---       ---       ---     -----------   ----------    ---------- ---
0399999. Total Cash on Deposit           XXX    XXX        94         0     169,273,284   91,876,387    69,151,190 XXX
                                         ---    ---       ---       ---     -----------   ----------    ---------- ---
0599999. Total Cash                      XXX    XXX        94         0     169,273,284   91,876,387    69,151,190 XXX
                                         ===    ===       ===       ===     ===========   ==========    ========== ===


                                      QE08

                     SCHEDULE E - PART 2 - CASH EQUIVALENTS

                  Show Investments Owned End of Current Quarter

                                                                                          7
                                                                                       AMOUNT
                                                                                         OF       8
                                                    4                       6         INTEREST  AMOUNT
                                           3      RATE         5        BOOK/ADJUSTED    DUE   RECEIVED
                   1             2        DATE     OF       MATURITY      CARRYING       &     DURING
              DESCRIPTION       CODE   ACQUIRED INTEREST      DATE         VALUE       ACCRUED   YEAR
------------------------------- ---- ---------- -------- ------------ --------------- -------- --------
INDUSTRIAL AND MISCELLANEOUS (UNAFFILIATED) - ISSUER OBLIGATIONS
DEUT GSI                             03/31/2009  0.190     04/01/2009      1,775,000
3299999. Industrial and Miscellaneous (Unaffiliated) - Issuer Obligations  1,775,000      0        0
3899999. Total - Industrial and Miscellaneous (Unaffiliated)               1,775,000      0        0
TOTAL
7799999. Subtotals - Issuer
         Obligations                                                       1,775,000      0        0
8399999. Subtotals - Bonds                                                 1,775,000      0        0
8699999. Total - Cash Equivalents                                          1,775,000      0        0


                                      QE09

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(2)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(3)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(3)
(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(4)
(g)    Contracts of Reinsurance.(3)
(h)    Form of Participation Agreement.(5)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(6)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-61267, on August 28, 1996.

(3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(5) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-82866, on May 1, 2009.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
John F. Keenan                      Senior Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Vice President
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-82866, filed on May 1, 2009.

ITEM 29:  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (b) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

     (c) Directors and Officers of HESCO

                                                  POSITIONS AND OFFICES
NAME                                                 WITH UNDERWRITER
----------------------------------------------------------------------------------------------------
Diane Benken          Chief Financial Officer, Controller/FINOP
Neil S. Chaffee       Vice President/HLPP
James Davey           Executive Vice President, Director
Stephen T. Joyce      Senior Vice President/IIP Business Line Principal, Director
Brian Murphy          Chief Executive Officer, President/ILD Business Line Principal, Director
Make Sides            Chief Legal Officer, Secretary
Christopher S.        AML Compliance Officer, Chief Compliance Officer
Connor

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of the Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of May, 2009.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board,
       Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer
       and Chairman of the Board,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and Chief Financial
 Officer, Director*
John C. Walters, President, Chief Executive Officer and Chairman
 of the Board, Director*
Ernest M. McNeil Jr., Senior Vice President and
  Chief Accounting Officer*                                        *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Gregory McGreevey, Executive Vice President &                             Jerry K. Scheinfeldt
  Chief Investment Officer, Director*                                     Attorney-in-Fact
                                                                   Date:  May 1, 2009

333-93319

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Copy of Power of Attorney.